                         -------------------------------
                         SANFORD C. BERNSTEIN FUND, INC.
                         -------------------------------

                                SEMIANNUAL REPORT
                                 MARCH 31, 2001

                                 Fixed-Income &
                        International-Equity Investments

                This publication must be accompanied or preceded
          by a prospectus of the Sanford C. Bernstein Fund, Inc., which should be read carefully before investing.

Table of Contents

                              Portfolio Returns ...............2

                            To Our Shareholders ...............3

           Statements of Assets and Liabilities ...............6

                       Statements of Operations ...............9

            Statements of Changes in Net Assets ...............12

                           Financial Highlights ...............16

                  Notes to Financial Statements ...............27

                         Directors and Officers ...............inside back cover

Portfolio Returns(1)

Through March 31, 2001


                                                      TOTAL RETURNS                 COMPOUND ANNUAL RETURNS
                                                   -------------------      --------------------------------------
                                                   PAST SIX    PAST 12         PAST          PAST       SINCE
                                                    MONTHS      MONTHS      FIVE YEARS     10 YEARS    INCEPTION    INCEPTION DATE
====================================================================================================================================
SANFORD C. BERNSTEIN FUND PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
  Tax-Managed International Value(2),(3)            (6.70)%     (10.05)%       7.89%          --          9.49%       June 22, 1992
------------------------------------------------------------------------------------------------------------------------------------
  International Value II(2),(3)                     (5.22)       (8.01)          --           --          0.40       April 30, 1999
------------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Value(2)                                                                                       December 15, 1995
     Before deduction of purchase and
     redemption fees described below               (11.23)      (25.28)       (6.71)          --         (4.13)
     After deduction of 2% purchase and
     2% redemption fees--both paid
     to the portfolio, not to Bernstein            (14.74)      (28.24)       (7.46)          --         (4.86)
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Duration                              5.93         9.52         6.43         7.49%         7.94     January 17, 1989
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration Plus                                4.60         8.08         5.79         6.07          6.63    December 12, 1988
------------------------------------------------------------------------------------------------------------------------------------
  Government Short Duration                          5.02         8.75         5.58         5.74          6.35      January 3, 1989
------------------------------------------------------------------------------------------------------------------------------------
  Diversified Municipal                              5.12         8.42         5.18         5.84          6.10      January 9, 1989
------------------------------------------------------------------------------------------------------------------------------------
  California Municipal                               4.46         8.00         5.17         5.76          5.98       August 6, 1990
------------------------------------------------------------------------------------------------------------------------------------
  New York Municipal                                 5.17         8.36         5.19         5.87          6.18      January 9, 1989
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration Diversified Municipal               3.15         5.45         3.96           --          4.20      October 3, 1994
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration California Municipal                2.95         5.43         3.87           --          4.11      October 3, 1994
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration New York Municipal                  3.27         5.58         3.81           --          4.03      October 3, 1994

LIPPER MUTUAL-FUND COMPOSITES(4)
------------------------------------------------------------------------------------------------------------------------------------
  Foreign Stock Composite                          (19.04)%     (29.26)%       5.25%        7.22%
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Bond Composite                        6.70        10.99         6.38         7.06
------------------------------------------------------------------------------------------------------------------------------------
  Short-Term Bond Composite                          5.06         8.95         5.81         6.06
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Municipal Composite                   5.61         9.08         5.13         5.97
------------------------------------------------------------------------------------------------------------------------------------
  Short-Term Municipal Composite                     3.32         5.83         4.15         4.51

MARKET BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
  Major Foreign Markets Index (MSCI EAFE)(5)       (12.82)%     (19.96)%      10.86%        9.06%
------------------------------------------------------------------------------------------------------------------------------------
  MSCI Emerging Markets Free Index                 (18.08)      (35.93)       (6.37)        4.94
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Emerging Markets Index                    (18.79)      (36.97)       (6.47)         N/A
------------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index               7.37        12.53         7.48         7.98
------------------------------------------------------------------------------------------------------------------------------------
  Inflation                                          1.44         2.92         2.50         2.70
------------------------------------------------------------------------------------------------------------------------------------

(1) Except where noted for Emerging Markets Value, results are after all fees and expenses. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
(2) Tax-Managed International Value, International Value II and Emerging Markets Value returns throughout this report include dividends net of withholding taxes.
(3) International Value II (IVP II) is a continuation of Bernstein's International Value portfolio (IVP), now called Tax-Managed International Value (TMIVP). On April 30, 1999, IVP was split into two portfolios: IVP II for tax-exempt investors, such as 401(k) and other retirement plans; and TMIVP for taxable investors. Both portfolios have the same overall investment style, except that the latter now includes tax management. IVP II is an extension of the original IVP in that it is managed without regard to tax considerations.
(4) Lipper composites are the equal-weighted average returns of the mutual funds in the relevant Lipper Analytical Services categories; the average fund in a category may differ in composition from Bernstein's portfolios.
(5) Morgan Stanley Capital International (MSCI) EAFE Index of major foreign markets in Europe, Australia and the Far East, with currencies half-hedged and countries weighted according to gross domestic product.


--------------------------------------------------------------------------------
2 Sanford C. Bernstein Fund, Inc.

To Our Shareholders:

      ECONOMIC UNCERTAINTY AND THE COLLAPSE OF TECHNOLOGY STOCKS sparked volatility in the global capital markets during the last six months. As stock prices tumbled, the bond market--fulfilling its expected role of providing protection from equity-market risk--outperformed the stock market for the first time in almost a decade. Foreign stock markets declined as well, as fears continued to mount that an economic slowdown in the U.S. would spread globally.

      The tumultuous markets of late have underscored bonds' stabilizing and insulating influence on a portfolio--what we've called their "anchor to windward." Indeed, the Fund's bond portfolios did their job of providing consistency and solid gains for our investors in this difficult environment.

      Our taxable-bond portfolios posted strong positive returns during the last six months. Having taken advantage of the attractive opportunities that arose last year to buy high-quality corporate bonds with generous yields, our portfolios were well positioned to benefit from the rise in corporate bond prices following the Federal Reserve's four rate cuts, totaling 2.0%, since the first of the year.

      Our municipal-bond portfolios also provided positive returns for our clients. Investors seeking a safe haven from the volatile stock markets drove up demand for tax-free bonds. Our high quality municipal portfolios were poised to benefit from the rally.

      Going forward, our research suggests that although the recent interest-rate cuts should help stimulate the economy, economic growth won't recover right away. Given that outlook, our portfolios are now cushioned with a sizable position in Treasury debt. At the same time, corporate debt--both investment-grade and high-yield--continues to look very attractive in the low-interest-rate environment we anticipate. Mortgage-backed securities appear less attractive, as homeowners will likely refinance their existing mortgages, leaving holders of mortgage bonds with the necessity of reinvesting at lower interest rates. The Fund's high-credit-quality municipal-bond portfolios should continue to serve our clients well, especially during these uncertain times.

      As for the Fund's foreign-stock portfolios, the last six months proved challenging as the major-foreign and emerging markets were weighed down by concerns about a global economic slowdown. Although our foreign stock portfolios declined, they lost substantially less value than their benchmarks: Tax-Managed International Value declined 6.7% and International Value II declined 5.2%, while the MSCI EAFE Index dropped 12.8% (see Portfolio Returns on opposite page). Research-driven stock selection enabled us to contain our losses during this market downturn.

      Bernstein established the Fund to provide meaningful diversification to U.S.-equity portfolios. The recent volatility in the U.S.-stock market highlights the benefits of managing portfolio risk by investing in bonds and value-oriented foreign securities.

The bond market provided stability and solid gains...

      [The following was depicted as a bar chart in the printed material]

Total Returns: Oct 00-Mar 01

S&P 500                    (18.8)%
Nasdaq                     (49.8)%
Major Foreign Markets*     (12.8)%
Taxable Bonds+               7.4%
Municipal Bonds++            5.5%

*MSCI EAFE Index, GDP-weighted with currencies half-hedged
+Lehman Brothers Aggregate Bond Index
++Lehman Brothers 1-10 Year Municipal Bond Index

 ...while our foreign-stock portfolios outperformed their benchmarks

       [The following was depicted as a bar chart in the printed material]

Total Returns: Oct 00-Mar 01

Bernstein Tax-Managed International Value       (6.7)%
Bernstein International Value II                (5.2)%
Major Foreign Markets*                         (12.8)%
Bernstein Emerging Markets Value               (14.7)%
Emerging Markets+                              (18.1)%

---------------------
See Portfolio Returns
on opposite page
---------------------

*MSCI EAFE Index, GDP-weighted with currencies half-hedged
+MSCI Emerging Markets Free Index


--------------------------------------------------------------------------------
                                                        2001 Semiannual Report 3

Foreign-Stock Portfolios

Tax Managed International Value

Growth of $25,000(1)

    [The following was depicted as a mountain graph in the printed material.]

                                                          EAFE
                        Tax              Lipper          Foreign
                       Managed          Foreign           Stock-
                    International        Stock            Market
       Yr:Month         Value           Composite         Index
                   (after all costs)                 (before all costs)

        92: 6           25000             25000           25000
            7           24179             24128           23874
            8           25280             24354           24569
            9           23979             23833           23844
           10           23419             23097           23575
           11           23499             23221           24015
           12           23754             23530           24102
         93:1           24184             23608           24357
            2           25128             24153           25178
            3           27419             25530           26568
            4           29208             26812           28548
            5           29854             27393           28798
            6           29128             26815           28578
            7           30537             27660           29727
            8           32261             29356           31644
            9           31280             29171           30796
           10           31986             30440           31943
           11           29954             29219           29609
           12           31953             31928           31821
         94:1           34245             33898           34058
            2           33820             33159           33475
            3           33942             31686           32679
            4           35041             32482           34146
            5           34733             32381           33453
            6           34142             32038           32855
            7           34883             32919           33706
            8           35351             33887           34225
            9           33957             33043           32753
           10           34140             33684           33379
           11           33059             32027           32424
           12           33177             31719           32660
         95:1           32358             30143           31654
            2           31758             30185           31388
            3           31758             31175           31740
            4           32769             32182           33108
            5           32746             32455           32962
            6           32488             32455           32483
            7           34252             34192           34704
            8           34360             33546           34427
            9           34575             34035           34652
           10           34315             33348           33819
           11           34423             33705           34732
           12           35854             34723           36239
         96:1           37333             35486           37316
            2           37267             35628           37176
            3           37928             36241           37820
            4           39453             37401           39199
            5           39518             37300           38796
            6           39960             37550           39185
            7           38436             36175           37640
            8           38591             36573           37769
            9           40048             37363           39247
           10           40004             37117           38836
           11           41726             38705           40634
           12           42115             38837           40502
         97:1           42091             38713           40849
            2           42681             39255           41530
            3           43601             39341           42315
            4           43884             39420           42868
            5           45300             41738           44508
            6           47258             43670           47326
            7           49688             44797           49367
            8           46574             41643           45774
            9           49358             44125           48549
           10           46810             40842           44565
           11           46291             40385           45090
           12           46017             40647           46292
         98:1           48562             41639           48853
            2           50614             44412           51555
            3           54587             46748           54988
            4           54276             47459           55299
            5           55912             47558           56376
            6           55678             47135           57159
            7           56535             47786           58167
            8           48121             40957           50245
            9           45810             39474           47810
           10           47913             42313           51829
           11           50692             44496           55318
           12           51058             45880           56631
         99:1           51144             46320           57493
            2           49797             45148           56523
            3           52921             46706           59737
            4           55702             48896           62539
            5           54412             46882           59821
            6           56505             49371           63022
            7           57336             50749           63775
            8           57996             51256           64044
            9           57422             51523           64700
           10           57881             53414           67026
           11           58540             57863           70056
           12           62653             64853           77028
         00:1           58959             61708           73988
            2           59745             65953           77563
            3           61635             66177           79128
            4           60210             61704           76189
            5           60181             59569           74416
            6           62886             62267           76795
            7           61461             60107           74254
            8           62071             61273           75671
            9           59425             57823           72650
           10           58785             55452           71635
           11           57825             52746           68652
           12           59598             54598           69160
         01:1           60758             54876           70345
            2           58535             50799           66104
            3           55442             46816           63334

International Value II

Growth of $25,000(1)

    [The following was depicted as a mountain graph in the printed material.]

                                                          EAFE
                                          Lipper         Foreign
                                         Foreign          Stock-
                     International        Stock           Market
        Yr:Month      Value II          Composite         Index
                   (after all costs)                 (before all costs)

         99:4           25000             25000           25000
            5           24357             23970           23913
            6           25270             25243           25193
            7           25708             25947           25494
            8           26081             26207           25602
            9           25875             26343           25864
           10           25888             27310           26794
           11           26004             29584           28005
           12           27631             33158           30792
         00:1           26032             31550           29577
            2           26461             33721           31006
            3           27384             33835           31632
            4           26708             31548           30456
            5           26734             30457           29748
            6           28034             31836           30699
            7           27358             30732           29683
            8           27670             31328           30249
            9           26578             29564           29042
           10           26253             28352           28636
           11           25915             26968           27443
           12           26812             27915           27647
         01:1           27373             28057           28120
            2           26500             25973           26425
            3           25191             23936           25318

Emerging Markets Value

Growth of $25,000(1)

    [The following was depicted as a mountain graph in the printed material.]

                                                          MSCI
                                         Lipper          Emerging
                      Emerging          Emerging         Markets
                       Markets           Markets           Free
      Yr:Month          Value             Index           Index
                                                    (before all costs)

        95:12           25000             25000           25000
         96:1           26784             27272           26777
            2           26760             26954           26351
            3           27071             27178           26557
            4           28422             28131           27618
            5           28266             28407           27495
            6           27932             28461           27667
            7           26186             26805           25776
            8           26174             27536           26436
            9           26090             27818           26665
           10           24942             27175           25954
           11           25803             27794           26388
           12           26226             28037           26508
         97:1           28281             30166           28316
            2           28953             31243           29528
            3           28593             30442           28753
            4           28100             30448           28804
            5           28401             31498           29628
            6           29230             33048           31214
            7           30395             34010           31680
            8           27115             30275           27648
            9           27079             31368           28414
           10           22898             26132           23752
           11           20700             24939           22885
           12           19952             25166           23437
         98:1           19113             23415           21599
            2           20954             25419           23853
            3           21956             26311           24888
            4           21405             26366           24617
            5           18687             22430           21243
            6           16433             20304           19015
            7           16595             20923           19618
            8           12374             14928           13946
            9           12663             15488           14830
           10           14128             16977           16392
           11           15618             18118           17755
           12           15743             17891           17498
         99:1           15350             17528           17216
            2           15553             17377           17383
            3           17581             19313           19674
            4           21092             21996           22108
            5           21498             21729           21980
            6           23767             24170           24474
            7           23133             23568           23809
            8           23222             23306           24026
            9           21950             22479           23213
           10           22099             23155           23707
           11           23552             25709           25833
           12           26693             30227           29118
         00:1           25794             29876           29292
            2           24957             30766           29678
            3           25082             30859           29823
            4           23884             27501           26996
            5           22198             26038           25880
            6           22910             27330           26792
            7           22710             26215           25414
            8           22510             26485           25539
            9           21112             23953           23309
           10           19626             22163           21619
           11           18465             20160           19729
           12           19177             20888           20205
         01:1           20712             23308           22987
            2           20085             21502           21187
            3           18742             19451           19106

For Footnote:
Emerging Markets Value after deduction of 2% purchase and 2% redemption fees - both paid to the portfolio, not to Bernstein. See footnote 2 on facing page

Taxable-Bond Portfolios

Intermediate Duration

Growth of $25,000(1)

    [The following was depicted as a mountain graph in the printed material.]

                                          Lipper          Lehman
                                       Intermediate      Brothers
                    Intermediate           Bond          Aggregate
       Yr:Month       Duration          Composite       Bond Index
                  (after all costs)                 (before all costs)

         89:1           25000             25000           25000
            2           24865             24898           24820
            3           25000             24982           24927
            4           25432             25397           25448
            5           25948             25869           26117
            6           26694             26462           26911
            7           27103             26919           27484
            8           26868             26658           27077
            9           27003             26768           27215
           10           27602             27228           27885
           11           27776             27424           28150
           12           27846             27501           28226
         90:1           27522             27289           27890
            2           27602             27365           27979
            3           27649             27409           27999
            4           27427             27269           27741
            5           28083             27861           28562
            6           28447             28207           29022
            7           28769             28534           29424
            8           28480             28326           29030
            9           28597             28447           29272
           10           28879             28618           29645
           11           29443             29082           30283
           12           29892             29457           30757
         91:1           30044             29731           31138
            2           30478             30004           31403
            3           30782             30229           31620
            4           31132             30574           31961
            5           31361             30773           32146
            6           31371             30773           32130
            7           31798             31124           32577
            8           32494             31749           33281
            9           33042             32324           33956
           10           33469             32666           34333
           11           33818             32987           34649
           12           35005             33920           35678
         92:1           34509             33533           35193
            2           34754             33661           35422
            3           34594             33530           35222
            4           34848             33764           35476
            5           35499             34308           36146
            6           35991             34798           36644
            7           36844             35592           37391
            8           37051             35891           37770
            9           37443             36372           38218
           10           36919             35830           37711
           11           37071             35726           37719
           12           37692             36222           38319
         93:1           38306             36947           39054
            2           38962             37619           39738
            3           39109             37766           39904
            4           39343             38034           40182
            5           39503             38004           40234
            6           40374             38676           40962
            7           40778             38839           41195
            8           41611             39557           41917
            9           41673             39712           42030
           10           41895             39839           42187
           11           41396             39484           41828
           12           41589             39670           42055
         94:1           42150             40174           42622
            2           41399             39459           41881
            3           40633             38598           40846
            4           40296             38251           40520
            5           40251             38194           40516
            6           40172             38121           40426
            7           40833             38693           41231
            8           40805             38770           41280
            9           40199             38332           40674
           10           40152             38275           40637
           11           40034             38164           40548
           12           40276             38347           40828
         95:1           41077             38956           41636
            2           41895             39767           42626
            3           42115             40013           42888
            4           42631             40530           43487
            5           44120             41960           45170
            6           44477             42225           45501
            7           44303             42111           45399
            8           44811             42582           45947
            9           45353             42957           46394
           10           46074             43490           46998
           11           46722             44098           47702
           12           47458             44658           48371
         96:1           47630             44953           48692
            2           46700             44185           47846
            3           46435             43884           47513
            4           46241             43616           47246
            5           46218             43538           47150
            6           46715             44034           47783
            7           46889             44135           47914
            8           46899             44100           47834
            9           47645             44819           48668
           10           48616             45724           49746
           11           49536             46497           50598
           12           49158             46088           50127
         97:1           49215             46222           50281
            2           49317             46314           50406
            3           48794             45828           49847
            4           49429             46423           50593
            5           49802             46823           51072
            6           50402             47342           51678
            7           51431             48559           53071
            8           51177             48132           52619
            9           51772             48801           53395
           10           52474             49377           54169
           11           52619             49515           54419
           12           52922             49961           54967
         98:1           53540             50605           55672
            2           53540             50534           55630
            3           53715             50711           55822
            4           53924             50929           56113
            5           54413             51382           56645
            6           54679             51752           57126
            7           54896             51851           57247
            8           55438             52483           58179
            9           56219             53643           59541
           10           55768             53252           59226
           11           56338             53497           59562
           12           56559             53673           59742
         99:1           57106             54017           60168
            2           56279             53012           59118
            3           56714             53394           59445
            4           56946             53554           59634
            5           56731             52997           59115
            6           56592             52801           58923
            7           56324             52621           58672
            8           56207             52537           58642
            9           56803             53062           59323
           10           56898             53131           59542
           11           56987             53174           59538
           12           56923             52945           59250
         00:1           56722             52749           59056
            2           57304             53261           59771
            3           57890             53873           60558
            4           57489             53577           60385
            5           57185             53470           60357
            6           58379             54550           61613
            7           58797             54970           62172
            8           59469             55685           63073
            9           59852             56041           63470
           10           59658             56164           63890
           11           60384             56956           64934
           12           61686             58038           66139
         01:1           62887             59008           67220
            2           63179             59533           67806
            3           63400             59795           68146

Short Duration Plus

Growth of $25,000(1)

    [The following was depicted as a mountain graph in the printed material.]

                                      Lipper Short
                                       Investment    Merrill Lynch 1-3
                   Short Duration      Grade Bond      Year Treasury
       Yr:Month         Plus           Composite          Index
                  (after all costs)                 (before all costs)

                       25,000            25,000          25,000
         89:1           25200             25208           25198
            2           25247             25253           25198
            3           25372             25377           25313
            4           25674             25671           25701
            5           25969             26005           26086
            6           26366             26392           26574
            7           26663             26727           26967
            8           26653             26677           26800
            9           26826             26815           26958
           10           27153             27161           27365
           11           27348             27354           27610
           12           27453             27480           27720
         90:1           27517             27469           27743
            2           27637             27612           27873
            3           27770             27739           27967
            4           27812             27789           28022
            5           28152             28164           28450
            6           28399             28431           28750
            7           28676             28889           29109
            8           28799             28947           29196
            9           28939             29112           29436
           10           29153             29319           29760
           11           29391             29621           30051
           12           29723             29905           30416
         91:1           29845             30099           30694
            2           30225             30340           30877
            3           30514             30577           31085
            4           30847             30883           31379
            5           31109             31099           31569
            6           31246             31176           31698
            7           31533             31454           31974
            8           31918             31882           32413
            9           32198             32261           32763
           10           32575             32580           33114
           11           32930             32887           33458
           12           33404             33459           33967
         92:1           33364             33372           33915
            2           33526             33495           34033
            3           33521             33482           34020
            4           33881             33713           34333
            5           34236             34050           34645
            6           34608             34411           34998
            7           34968             34848           35390
            8           35102             35085           35702
            9           35287             35394           36041
           10           35147             35153           35825
           11           35255             35090           35766
           12           35509             35374           36106
         93:1           35792             35788           36482
            2           36056             36139           36794
            3           36189             36258           36904
            4           36321             36472           37133
            5           36434             36457           37029
            6           36773             36760           37302
            7           36946             36863           37388
            8           37200             37191           37714
            9           37225             37325           37837
           10           37368             37433           37911
           11           37275             37381           37920
           12           37435             37538           38060
         94:1           37690             37819           38305
            2           37522             37543           38060
            3           37320             37232           37870
            4           37293             37057           37736
            5           37333             37071           37790
            6           37408             37097           37902
            7           37682             37405           38228
            8           37755             37532           38362
            9           37650             37435           38275
           10           37740             37480           38361
           11           37547             37386           38190
           12           37640             37412           38277
         95:1           38104             37786           38809
            2           38581             38281           39343
            3           38736             38484           39562
            4           39076             38842           39915
            5           39615             39572           40612
            6           39835             39794           40830
            7           39970             39885           41000
            8           40202             40161           41243
            9           40422             40394           41444
           10           40784             40721           41794
           11           41076             41067           42163
           12           41441             41391           42487
         96:1           41668             41702           42848
            2           41521             41543           42667
            3           41508             41506           42629
            4           41593             41523           42665
            5           41676             41589           42752
            6           41913             41876           43059
            7           42113             42035           43229
            8           42298             42161           43377
            9           42660             42541           43770
           10           43167             42979           44263
           11           43454             43318           44602
           12           43424             43318           44602
         97:1           43663             43509           44812
            2           43781             43635           44915
            3           43770             43587           44897
            4           44072             43918           45264
            5           44339             44217           45573
            6           44610             44504           45887
            7           44949             44990           46391
            8           45058             45012           46434
            9           45308             45341           46786
           10           45582             45594           47134
           11           45699             45699           47248
           12           45830             45960           47571
         98:1           46237             46360           48033
            2           46299             46411           48074
            3           46405             46587           48270
            4           46609             46792           48496
            5           46809             47035           48754
            6           46993             47242           49008
            7           47245             47436           49237
            8           47568             47759           49856
            9           48073             48322           50517
           10           48127             48298           50765
           11           48294             48399           50720
           12           48549             48578           50899
         99:1           48776             48797           51101
            2           48619             48587           50852
            3           48975             48952           51205
            4           49153             49133           51370
            5           49241             49039           51337
            6           49400             49118           51497
            7           49529             49162           51660
            8           49635             49241           51810
            9           49911             49590           52147
           10           50049             49709           52285
           11           50225             49854           52384
           12           50384             49933           52459
         00:1           50372             49918           52440
            2           50654             50238           52789
            3           50900             50524           53116
            4           50924             50544           53254
            5           51077             50676           53473
            6           51628             51259           54028
            7           51849             51566           54370
            8           52199             51968           54771
            9           52591             52394           55165
           10           52558             52536           55461
           11           52957             52982           55986
           12           53567             53602           56653
         01:1           54262             54321           57363
            2           54554             54668           57736
            3           55012             55045           58218

Government Short Duration

Growth of $25,000(1)

    [The following was depicted as a mountain graph in the printed material.]

                                       Lipper Short    Merrill Lynch 1-3
                      Government     U.S. Gov't Bond      Yr Treasury
       Yr:Month     Short Duration      Composite           Index
                  (after all costs)                   (before all costs)

         89:1           25000             25000             25000
            2           25037             25003             25000
            3           25129             25108             25115
            4           25460             25469             25499
            5           25740             25660             25882
            6           26140             26104             26366
            7           26441             26464             26756
            8           26361             26292             26590
            9           26520             26432             26747
           10           26880             26839             27151
           11           27044             27051             27394
           12           27176             27156             27503
         90:1           27196             27115             27525
            2           27327             27240             27654
            3           27434             27322             27748
            4           27496             27352             27802
            5           27854             27759             28227
            6           28097             28043             28524
            7           28393             28371             28880
            8           28515             28416             28967
            9           28718             28626             29205
           10           28997             28918             29526
           11           29267             29236             29816
           12           29615             29564             30177
         91:1           29844             29833             30454
            2           30055             30003             30635
            3           30219             30168             30841
            4           30472             30446             31133
            5           30636             30616             31321
            6           30723             30680             31450
            7           30984             30972             31724
            8           31393             31396             32159
            9           31724             31763             32506
           10           32079             32081             32854
           11           32424             32386             33196
           12           32938             32917             33700
         92:1           32804             32723             33649
            2           32839             32808             33767
            3           32737             32765             33753
            4           33115             33034             34064
            5           33472             33381             34374
            6           33845             33698             34724
            7           34198             34102             35113
            8           34285             34382             35422
            9           34441             34660             35759
           10           34362             34390             35544
           11           34439             34335             35486
           12           34707             34665             35823
         93:1           34953             35101             36196
            2           35181             35435             36505
            3           35253             35548             36615
            4           35350             35747             36842
            5           35422             35704             36739
            6           35715             36036             37009
            7           35869             36134             37095
            8           36165             36488             37419
            9           36200             36590             37540
           10           36319             36652             37614
           11           36212             36546             37623
           12           36304             36677             37762
         94:1           36510             36927             38005
            2           36334             36620             37762
            3           36234             36243             37574
            4           36125             35986             37441
            5           36150             35921             37494
            6           36234             35918             37605
            7           36530             36208             37928
            8           36624             36292             38062
            9           36508             36165             37975
           10           36590             36186             38061
           11           36428             36042             37891
           12           36456             36121             37977
         95:1           36932             36569             38505
            2           37399             37092             39034
            3           37583             37285             39252
            4           37914             37605             39602
            5           38495             38346             40294
            6           38766             38538             40510
            7           38855             38584             40678
            8           39066             38866             40920
            9           39262             39087             41119
           10           39568             39435             41466
           11           39866             39814             41833
           12           40142             40144             42154
         96:1           40350             40433             42512
            2           40231             40247             42332
            3           40246             40199             42295
            4           40224             40207             42330
            5           40271             40255             42417
            6           40527             40525             42722
            7           40681             40659             42890
            8           40820             40768             43037
            9           41133             41119             43427
           10           41580             41551             43916
           11           41856             41871             44253
           12           41783             41858             44253
         97:1           42006             42055             44460
            2           42113             42164             44563
            3           42103             42088             44545
            4           42392             42396             44909
            5           42650             42646             45215
            6           42913             42872             45527
            7           43241             43318             46027
            8           43314             43335             46070
            9           43549             43634             46419
           10           43848             43939             46764
           11           43927             44036             46878
           12           44142             44252             47198
         98:1           44461             44628             47656
            2           44515             44659             47697
            3           44648             44807             47891
            4           44808             44981             48116
            5           44995             45211             48372
            6           45198             45410             48624
            7           45430             45591             48851
            8           45805             46056             49465
            9           46316             46618             50121
           10           46453             46698             50367
           11           46485             46688             50323
           12           46594             46824             50501
         99:1           46768             47048             50700
            2           46628             46865             50453
            3           46939             47141             50804
            4           47114             47325             50967
            5           47097             47283             50935
            6           47215             47297             51094
            7           47341             47358             51256
            8           47440             47444             51404
            9           47735             47742             51738
           10           47869             47867             51875
           11           47990             47991             51974
           12           48031             48005             52048
         00:1           48030             48039             52029
            2           48302             48313             52375
            3           48542             48695             52700
            4           48731             48870             52837
            5           48873             48953             53054
            6           49312             49442             53605
            7           49561             49734             53943
            8           49931             50102             54342
            9           50263             50463             54732
           10           50514             50751             55026
           11           50972             51248             55547
           12           51554             51781             56209
         01:1           52181             52444             56914
            2           52467             52842             57284
            3           52789             53180             57761

--------------------------------------------------------------------------------
(1) Past performance is not predictive of future results. The Lipper composites are the equal-weighted average returns of the funds in the cited categories. Indexes are theoretical measures of stock- and bond-market performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. For International Value, the index is the MSCI EAFE Index, GDP-weighted with currencies half-hedged. For Emerging Markets Value, the index is the MSCI Emerging Markets Free Index. Fixed-income indexes are the Lehman Brothers Aggregate Bond Index, which comprises Treasury, agency, corporate, mortgage-backed and asset-backed securities of diverse maturities; the Merrill Lynch 1-3 Year Treasury Index, which includes short-term Treasury bonds; the Lehman Brothers Five-Year G/O Index, which includes general-obligation municipal bonds at five-year maturities; and the Lehman Brothers One-Year Municipal Index, which includes municipal bonds with maturities of up to 1.99 years.


--------------------------------------------------------------------------------
4 Sanford C. Bernstein Fund, Inc.

Municipal-Bond Portfolios (Intermediate- and Short-Term)

Diversified Municipal

Growth of $25,000(1)

    [The following was depicted as a mountain graph in the printed material.]

                                         Lipper
                                       Intermediate         Lehman
                     Diversified        Municipal        Brothers Five-
        Yr:Month      Municipal         Composite        year G/O Index
                  (after all costs)                    (before all costs)

         89:1           25,000            25000             25,000
            2           24,863            24893             24,735
            3           24,736            24820             24,577
            4           25,164            25212             24,999
            5           25,550            25550             25,454
            6           25,878            25829             25,734
            7           26,189            26128             26,110
            8           26,027            26011             26,008
            9           25,973            25972             26,021
           10           26,266            26203             26,250
           11           26,602            26510             26,584
           12           26,769            26743             26,799
         90:1           26,669            26679             26,812
            2           26,843            26884             27,013
            3           26,823            26868             26,930
            4           26,741            26723             26,841
            5           27,152            27177             27,332
            6           27,351            27405             27,532
            7           27,637            27748             27,859
            8           27,510            27501             27,764
            9           27,622            27592             27,823
           10           28,022            27934             28,232
           11           28,403            28375             28,638
           12           28,590            28517             28,744
         91:1           28,933            28845             29,167
            2           29,187            29096             29,432
            3           29,102            29111             29,365
            4           29,448            29416             29,732
            5           29,565            29622             29,883
            6           29,545            29593             29,877
            7           29,774            29856             30,176
            8           30,144            30166             30,565
            9           30,443            30504             30,941
           10           30,652            30758             31,176
           11           30,818            30841             31,276
           12           31,500            31433             31,980
         92:1           31,450            31521             32,041
            2           31,425            31555             32,060
            3           31,229            31489             31,954
            4           31,393            31732             32,235
            5           31,803            32068             32,525
            6           32,239            32520             32,994
            7           33,167            33486             33,858
            8           32,915            33148             33,604
            9           33,154            33343             33,816
           10           32,796            33067             33,708
           11           33,281            33622             34,116
           12           33,560            33915             34,354
         93:1           33,893            34298             34,725
            2           34,711            35320             35,632
            3           34,381            34938             35,229
            4           34,587            35225             35,455
            5           34,642            35362             35,579
            6           35,137            35875             36,059
            7           35,040            35879             36,084
            8           35,639            36542             36,575
            9           36,007            36966             36,838
           10           36,062            37044             36,894
           11           35,883            36807             36,787
           12           36,391            37436             37,291
         94:1           36,706            37833             37,641
            2           36,065            37008             36,937
            3           35,366            35957             36,114
            4           35,368            36141             36,478
            5           35,587            36408             36,683
            6           35,483            36303             36,598
            7           35,871            36760             36,997
            8           36,012            36903             37,175
            9           35,719            36527             36,896
           10           35,420            36100             36,689
           11           35,020            35562             36,454
           12           35,475            36091             36,775
         95:1           36,132            36799             37,128
            2           36,876            37572             37,667
            3           37,259            37910             38,266
            4           37,321            37974             38,369
            5           38,266            38878             39,209
            6           38,107            38734             39,241
            7           38,458            39094             39,790
            8           38,841            39478             40,192
            9           38,993            39651             40,312
           10           39,376            40032             40,482
           11           39,818            40464             40,826
           12           40,075            40735             41,050
         96:1           40,373            41078             41,539
            2           40,264            40946             41,398
            3           39,891            40483             41,178
            4           39,808            40406             41,116
            5           39,813            40386             41,067
            6           40,080            40629             41,359
            7           40,366            40986             41,632
            8           40,331            40994             41,719
            9           40,701            41343             42,032
           10           41,035            41740             42,423
           11           41,640            42362             43,012
           12           41,532            42234             42,948
         97:1           41,687            42323             43,064
            2           41,938            42632             43,370
            3           41,599            42189             42,880
            4           41,851            42396             43,094
            5           42,281            42900             43,564
            6           42,594            43286             43,947
            7           43,376            44230             44,743
            8           43,145            43867             44,505
            9           43,532            44319             44,906
           10           43,687            44523             45,180
           11           43,832            44687             45,324
           12           44,307            45246             45,732
         98:1           44,617            45626             46,135
            2           44,677            45644             46,190
            3           44,709            45644             46,269
            4           44,638            45402             46,047
            5           45,043            46043             46,595
            6           45,175            46172             46,739
            7           45,297            46250             46,907
            8           45,750            46925             47,541
            9           46,137            47432             48,025
           10           46,223            47418             48,126
           11           46,252            47503             48,194
           12           46,356            47665             48,406
         99:1           46,841            48208             48,895
            2           46,767            47933             48,836
            3           46,802            47890             48,904
            4           46,924            48020             49,046
            5           46,795            47731             48,879
            6           46,390            47049             48,337
            7           46,545            47265             48,593
            8           46,470            47029             48,593
            9           46,491            47048             48,763
           10           46,295            46704             48,656
           11           46,673            47097             48,914
           12           46,566            46875             48,752
         00:1           46,487            46655             48,730
            2           46,726            47010             48,880
            3           47,350            47672             49,318
            4           47,262            47482             49,221
            5           47,130            47263             49,201
            6           47,949            48251             50,111
            7           48,407            48791             50,657
            8           48,906            49387             51,189
            9           48,835            49239             51,103
           10           49,220            49608             51,466
           11           49,438            49841             51,666
           12           50,202            50888             52,496
         01:1           50,751            51447             53,404
            2           50,902            51597             53,533
            3           51,338            51999             53,960














California Municipal

Growth of $25,000(1)

    [The following was depicted as a mountain graph in the printed material.]

                                         Lipper
                                       Intermediate         Lehman
                                       California        Brothers Five-
                     California         Municipal          Year G/O
       Yr:Month       Municipal         Composite           Index
                  (after all costs)                    (before all costs)

         90:8           25000             25000             25000
            9           25155             24988             25053
           10           25459             25452             25421
           11           25844             26015             25787
           12           26072             26127             25882
         91:1           26340             26424             26263
            2           26649             26557             26502
            3           26566             26578             26441
            4           26814             26942             26771
            5           26937             27184             26908
            6           26889             27108             26902
            7           27112             27472             27171
            8           27378             27796             27522
            9           27686             28168             27860
           10           27891             28430             28072
           11           27989             28510             28162
           12           28558             29051             28796
         92:1           28610             29133             28850
            2           28600             29153             28868
            3           28370             29074             28772
            4           28578             29278             29026
            5           28916             29571             29287
            6           29279             29952             29709
            7           30091             30776             30487
            8           29901             30440             30258
            9           30111             30626             30449
           10           29803             30292             30352
           11           30239             30792             30719
           12           30500             31054             30934
         93:1           30820             31389             31268
            2           31647             32347             32084
            3           31314             32001             31721
            4           31469             32253             31924
            5           31577             32369             32036
            6           31950             32826             32469
            7           31855             32796             32491
            8           32374             33423             32933
            9           32702             33820             33170
           10           32727             33875             33220
           11           32544             33637             33124
           12           33015             34240             33578
         94:1           33326             34609             33893
            2           32694             33838             33259
            3           32066             32890             32518
            4           32043             33025             32846
            5           32213             33246             33030
            6           32168             33140             32954
            7           32562             33617             33313
            8           32664             33745             33473
            9           32381             33428             33222
           10           32096             32970             33036
           11           31737             32459             32825
           12           31975             32825             33114
         95:1           32592             33495             33431
            2           33414             34239             33916
            3           33727             34578             34455
            4           33804             34626             34549
            5           34674             35481             35305
            6           34446             35258             35333
            7           34807             35635             35828
            8           35120             36027             36190
            9           35330             36229             36298
           10           35701             36624             36451
           11           36150             37048             36761
           12           36362             37252             36963
         96:1           36708             37584             37403
            2           36580             37460             37276
            3           36160             37029             37078
            4           36109             36999             37022
            5           36084             36988             36978
            6           36350             37240             37241
            7           36604             37571             37486
            8           36626             37571             37565
            9           36955             37879             37847
           10           37284             38266             38199
           11           37797             38874             38730
           12           37716             38730             38672
         97:1           37822             38804             38776
            2           38042             39052             39051
            3           37705             38681             38610
            4           37898             38863             38803
            5           38309             39372             39226
            6           38619             39730             39571
            7           39374             40648             40288
            8           39162             40307             40074
            9           39476             40710             40435
           10           39611             40820             40681
           11           39739             40987             40812
           12           40108             41479             41179
         98:1           40439             41869             41541
            2           40519             41927             41591
            3           40487             41856             41662
            4           40393             41617             41462
            5           40840             42192             41955
            6           40959             42302             42085
            7           41068             42428             42237
            8           41530             43065             42807
            9           41989             43702             43244
           10           42030             43641             43334
           11           42140             43759             43395
           12           42163             43776             43586
         99:1           42589             44289             44026
            2           42484             44080             43973
            3           42539             44147             44035
            4           42586             44182             44163
            5           42376             43912             44012
            6           42044             43289             43524
            7           42208             43527             43755
            8           42105             43335             43755
            9           42243             43491             43908
           10           42035             43122             43811
           11           42342             43505             44043
           12           42137             43192             43898
         00:1           42158             43218             43878
            2           42497             43581             44013
            3           43082             44261             44407
            4           42842             44000             44320
            5           42874             43987             44302
            6           43594             44937             45121
            7           43999             45458             45613
            8           44600             46163             46092
            9           44540             45983             46015
           10           44798             46277             46342
           11           45055             46504             46522
           12           45731             47336             47269
         01:1           46213             47937             48087
            2           46311             47995             48202
            3           46529             48220             48587

New York Municipal

Growth of $25,000(1)

    [The following was depicted as a mountain graph in the printed material.]

                                         Lipper
                                       Intermediate
                                        New York           Lehman
                       New York         Municipal        Brothers Five-
       Yr:Month       Municipal         Composite        Year G/O Index
                  (after all costs)                    (before all costs)

         89:1           25000             25000             25000
            2           24881             24750             24735
            3           24809             24750             24577
            4           25201             25389             24999
            5           25589             25868             25454
            6           26022             26197             25734
            7           26313             26469             26110
            8           26154             26221             26008
            9           26119             26105             26021
           10           26415             26319             26250
           11           26731             26725             26584
           12           26872             26928             26799
         90:1           26733             26658             26812
            2           26912             26888             27013
            3           26920             26842             26930
            4           26800             26514             26841
            5           27193             27167             27332
            6           27412             27463             27532
            7           27703             27960             27859
            8           27579             27420             27764
            9           27718             27341             27823
           10           28096             27620             28232
           11           28494             28222             28638
           12           28658             28323             28744
         91:1           28979             28706             29167
            2           29257             28878             29432
            3           29267             28985             29365
            4           29548             29437             29732
            5           29712             29664             29883
            6           29717             29634             29877
            7           29973             30117             30176
            8           30301             30554             30565
            9           30585             31015             30941
           10           30796             31313             31176
           11           30916             31354             31276
           12           31642             31999             31980
         92:1           31552             31823             32041
            2           31632             31941             32060
            3           31492             32043             31954
            4           31761             32383             32235
            5           32079             32856             32525
            6           32544             33536             32994
            7           33479             34763             33858
            8           33211             34235             33604
            9           33432             34338             33816
           10           33106             34018             33708
           11           33551             34586             34116
           12           33820             34901             34354
         93:1           34138             35271             34725
            2           35046             36294             35632
            3           34698             35960             35229
            4           34941             36233             35455
            5           35058             36415             35579
            6           35516             36884             36059
            7           35424             36873             36084
            8           35981             37507             36575
            9           36334             37822             36838
           10           36393             37909             36894
           11           36170             37652             36787
           12           36714             38296             37291
         94:1           37013             38701             37641
            2           36374             37916             36937
            3           35650             36903             36114
            4           35660             37092             36478
            5           35938             37388             36683
            6           35864             37317             36598
            7           36314             37761             36997
            8           36384             37882             37175
            9           36038             37503             36896
           10           35665             37068             36689
           11           35237             36527             36454
           12           35779             37053             36775
         95:1           36416             37661             37128
            2           37197             38418             37667
            3           37522             38718             38266
            4           37644             38795             38369
            5           38626             39714             39209
            6           38465             39583             39241
            7           38791             39971             39790
            8           39206             40395             40192
            9           39330             40548             40312
           10           39721             40950             40482
           11           40171             41392             40826
           12           40419             41641             41050
         96:1           40725             41990             41539
            2           40529             41801             41398
            3           40181             41379             41178
            4           40131             41263             41116
            5           40108             41201             41067
            6           40379             41482             41359
            7           40673             41884             41632
            8           40646             41859             41719
            9           41026             42269             42032
           10           41401             42654             42423
           11           41928             43336             43012
           12           41845             43176             42948
         97:1           41973             43228             43064
            2           42260             43560             43370
            3           41887             43094             42880
            4           42143             43318             43094
            5           42548             43886             43564
            6           42870             44312             43947
            7           43663             45344             44743
            8           43396             44950             44505
            9           43790             45417             44906
           10           43981             45576             45180
           11           44099             45758             45324
           12           44582             46349             45732
         98:1           44931             46743             46135
            2           44962             46757             46190
            3           44995             46710             46269
            4           44826             46402             46047
            5           45370             47125             46595
            6           45542             47281             46739
            7           45602             47333             46907
            8           46164             48052             47541
            9           46556             48624             48025
           10           46675             48610             48126
           11           46771             48673             48194
           12           46904             48863             48406
         99:1           47428             49444             48895
            2           47282             49157             48836
            3           47314             49103             48904
            4           47407             49226             49046
            5           47208             48931             48879
            6           46726             48216             48337
            7           46917             48443             48593
            8           46840             48244             48593
            9           46899             48288             48763
           10           46668             47877             48656
           11           47056             48318             48914
           12           46889             48076             48752
         00:1           46846             47874             48730
            2           47163             48257             48880
            3           47763             49044             49318
            4           47601             48789             49221
            5           47533             48594             49201
            6           48395             49702             50111
            7           48825             50298             50657
            8           49329             50982             51189
            9           49211             50798             51103
           10           49604             51276             51466
           11           49853             51543             51666
           12           50731             52707             52496
         01:1           51284             53340             53404
            2           51357             53420             53533
            3           51756             53895             53960

Short Duration Diversified Municipal

Growth of $25,000(1)

    [The following was depicted as a mountain graph in the printed material.]

                                                           Lehman
                                                         Brothers One-
                    Short Duration    Lipper Short-         Year
                     Diversified     Term Municipal       Municipal
       Yr:Month       Municipal         Composite           Index
                  (after all costs)                    (before all costs)


        94:10           25000             25000             25000
           11           25015             24918             25038
           12           25112             25007             25102
         95:1           25255             25187             25231
            2           25462             25424             25402
            3           25617             25584             25570
            4           25684             25669             25663
            5           25959             25938             25904
            6           26072             26032             25992
            7           26204             26185             26182
            8           26314             26313             26321
            9           26366             26377             26394
           10           26479             26503             26502
           11           26616             26662             26628
           12           26709             26777             26728
         96:1           26844             26937             26881
            2           26878             26970             26946
            3           26869             26919             26964
            4           26901             26948             27028
            5           26968             27007             27096
            6           27053             27105             27228
            7           27168             27229             27343
            8           27206             27289             27396
            9           27336             27423             27520
           10           27441             27574             27661
           11           27608             27745             27828
           12           27657             27789             27888
         97:1           27786             27886             28049
            2           27854             28006             28139
            3           27827             27934             28125
            4           27913             28029             28238
            5           28058             28199             28380
            6           28167             28343             28493
            7           28298             28573             28668
            8           28335             28573             28704
            9           28477             28767             28852
           10           28564             28871             28963
           11           28624             28957             29052
           12           28752             29114             29182
         98:1           28882             29262             29335
            2           28971             29332             29437
            3           29036             29394             29521
            4           29078             29394             29557
            5           29204             29576             29711
            6           29271             29677             29820
            7           29379             29772             29922
            8           29512             29986             30103
            9           29622             30142             30246
           10           29727             30245             30389
           11           29813             30302             30480
           12           29885             30402             30566
         99:1           30035             30566             30737
            2           30143             30569             30847
            3           30184             30612             30873
            4           30244             30689             30944
            5           30293             30701             31005
            6           30288             30593             30977
            7           30363             30691             31088
            8           30398             30694             31164
            9           30483             30768             31269
           10           30513             30777             31337
           11           30631             30882             31434
           12           30652             30885             31460
         00:1           30745             30904             31580
            2           30818             31018             31675
            3           30942             31167             31812
            4           30988             31198             31888
            5           31025             31232             31941
            6           31273             31488             32203
            7           31426             31680             32383
            8           31579             31848             32549
            9           31633             31922             32621
           10           31760             32056             32775
           11           31859             32165             32899
           12           32089             32425             33144
         01:1           32375             32698             33537
            2           32481             32815             33648
            3           32630             32983             33822

Short Duration California Municipal

Growth of $25,000(1)

    [The following was depicted as a mountain graph in the printed material.]

                                      Lipper Short-         Lehman
                   Short Duration         Term          Brothers One-
                     California         Municipal       Year Municipal
       Yr:Month       Municipal         Composite           Index
                  (after all costs)                   (before all costs)

        94:10           25000             25000             25000
           11           24978             24918             25038
           12           25055             25007             25102
         95:1           25202             25187             25231
            2           25451             25424             25402
            3           25566             25584             25570
            4           25668             25669             25663
            5           25915             25938             25904
            6           26000             26032             25992
            7           26185             26185             26182
            8           26267             26313             26321
            9           26332             26377             26394
           10           26442             26503             26502
           11           26554             26662             26628
           12           26631             26777             26728
         96:1           26786             26937             26881
            2           26813             26970             26946
            3           26793             26919             26964
            4           26841             26948             27028
            5           26885             27007             27096
            6           26990             27105             27228
            7           27105             27229             27343
            8           27146             27289             27396
            9           27256             27423             27520
           10           27384             27574             27661
           11           27530             27745             27828
           12           27578             27789             27888
         97:1           27683             27886             28049
            2           27747             28006             28139
            3           27740             27934             28125
            4           27824             28029             28238
            5           27923             28199             28380
            6           28030             28343             28493
            7           28178             28573             28668
            8           28209             28573             28704
            9           28317             28767             28852
           10           28393             28871             28963
           11           28446             28957             29052
           12           28571             29114             29182
         98:1           28693             29262             29335
            2           28778             29332             29437
            3           28837             29394             29521
            4           28849             29394             29557
            5           28967             29576             29711
            6           29055             29677             29820
            7           29190             29772             29922
            8           29317             29986             30103
            9           29443             30142             30246
           10           29569             30245             30389
           11           29655             30302             30480
           12           29686             30402             30566
         99:1           29832             30566             30737
            2           29915             30569             30847
            3           29929             30612             30873
            4           30007             30689             30944
            5           30024             30701             31005
            6           30014             30593             30977
            7           30115             30691             31088
            8           30168             30694             31164
            9           30296             30768             31269
           10           30326             30777             31337
           11           30393             30882             31434
           12           30388             30885             31460
         00:1           30497             30904             31580
            2           30614             31018             31675
            3           30727             31167             31812
            4           30740             31198             31888
            5           30816             31232             31941
            6           31059             31488             32203
            7           31208             31680             32383
            8           31386             31848             32549
            9           31467             31922             32621
           10           31593             32056             32775
           11           31694             32165             32899
           12           31870             32425             33144
         01:1           32171             32698             33537
            2           32271             32815             33648
            3           32396             32983             33822

Short Duration New York Municipal

Growth of $25,000(1)

    [The following was depicted as a mountain graph in the printed material.]

                                                            Lehman
                                          Lipper           Brothers
                        Short           Short-Term         One-Year
                       Duration         Municipal          Municipal
       Yr:Month        NY Muni          Composite           Index
                   (after all costs)                   (before all costs)

        94:10           25000             25000             25000
           11           24970             24918             25038
           12           25062             25007             25102
         95:1           25212             25187             25231
            2           25450             25424             25402
            3           25582             25584             25570
            4           25659             25669             25663
            5           25882             25938             25904
            6           25984             26032             25992
            7           26124             26185             26182
            8           26221             26313             26321
            9           26284             26377             26394
           10           26374             26503             26502
           11           26496             26662             26628
           12           26583             26777             26728
         96:1           26736             26937             26881
            2           26803             26970             26946
            3           26783             26919             26964
            4           26806             26948             27028
            5           26871             27007             27096
            6           26956             27105             27228
            7           27075             27229             27343
            8           27073             27289             27396
            9           27213             27423             27520
           10           27350             27574             27661
           11           27486             27745             27828
           12           27520             27789             27888
         97:1           27636             27886             28049
            2           27707             28006             28139
            3           27685             27934             28125
            4           27779             28029             28238
            5           27890             28199             28380
            6           28005             28343             28493
            7           28140             28573             28668
            8           28158             28573             28704
            9           28300             28767             28852
           10           28388             28871             28963
           11           28448             28957             29052
           12           28553             29114             29182
         98:1           28687             29262             29335
            2           28755             29332             29437
            3           28823             29394             29521
            4           28844             29394             29557
            5           28970             29576             29711
            6           29061             29677             29820
            7           29150             29772             29922
            8           29282             29986             30103
            9           29391             30142             30246
           10           29497             30245             30389
           11           29565             30302             30480
           12           29628             30402             30566
         99:1           29781             30566             30737
            2           29847             30569             30847
            3           29914             30612             30873
            4           29957             30689             30944
            5           29988             30701             31005
            6           29966             30593             30977
            7           30052             30691             31088
            8           30096             30694             31164
            9           30167             30768             31269
           10           30205             30777             31337
           11           30309             30882             31434
           12           30310             30885             31460
         00:1           30388             30904             31580
            2           30484             31018             31675
            3           30582             31167             31812
            4           30632             31198             31888
            5           30692             31232             31941
            6           30918             31488             32203
            7           31067             31680             32383
            8           31192             31848             32549
            9           31266             31922             32621
           10           31385             32056             32775
           11           31507             32165             32899
           12           31759             32425             33144
         01:1           32012             32698             33537
            2           32116             32815             33648
            3           32288             32983             33822

--------------------------------------------------------------------------------

(2) Reflects the growth of $25,000 in the portfolio after deduction of the 2% purchase fee each investor must pay to the Fund upon making an investment in the portfolio (except for reinvested capital gains and dividends) and the 2% redemption fee payable on closing out an investment in the portfolio. Excluding these fees, an investment of $25,000 in this portfolio would have declined to $19,575.


--------------------------------------------------------------------------------
                                                        2001 Semiannual Report 5

Sanford C. Bernstein Fund, Inc.

Statements of Assets and Liabilities--March 31, 2001 (Unaudited)

                                                                               BERNSTEIN          BERNSTEIN          BERNSTEIN
                                                                              TAX-MANAGED       INTERNATIONAL        EMERGING
                                                                          INTERNATIONAL VALUE       VALUE          MARKETS VALUE
                                                                               PORTFOLIO         PORTFOLIO II        PORTFOLIO
===================================================================================================================================
ASSETS
  Investments in securities at value--unaffiliated issuers (a)              $2,629,057,868      $1,597,002,137      $545,742,522
  Investments in securities at value--affiliated issuers (Note 3) (b)                    0                   0         4,370,544
  Foreign currency at value (c)                                                 47,499,837          30,975,945        14,027,183
  Cash in bank                                                                         615                 357                 0
  Receivables:
    Interest                                                                         7,739               3,126                 0
    Dividends                                                                   11,288,945           8,154,722         3,849,655
    Investment securities sold                                                   3,435,971           4,478,845           119,896
    Capital shares sold                                                          2,341,411           1,358,060           602,850
    Foreign withholding tax reclaims                                             1,267,935             672,170                 0
    Margin due from broker on futures contracts                                          0              41,328                 0
  Collateral held for securities loaned (Note 1)                               760,873,236         454,018,972                 0
  Other assets                                                                      34,527              22,262             5,056
  Appreciation on foreign currency contracts (Note 3D)                          27,032,301          17,820,624               153
                                                                            --------------      --------------      ------------
  Total assets                                                               3,482,840,385       2,114,548,548       568,717,859
                                                                            --------------      --------------      ------------
LIABILITIES
  Payables:
    Bank borrowing                                                                       0                   0         1,496,202
    Dividends to shareholders                                                        2,422                   0                  0
    Investment securities purchased                                                835,967             996,502          1,535,817
    Capital shares redeemed                                                              0                   0                  0
    Management fee (Note 2)                                                      2,237,232           1,413,167            595,807
    Shareholder servicing and administration fee (Note 2)                          598,622             369,715            119,162
    Accrued expenses                                                               625,240             450,532            464,478
    Foreign withholding and capital gains taxes                                  1,472,123           1,075,882            978,517
    Margin owed to broker on futures contracts                                     492,830             313,817                  0
  Securities lending collateral (Note 1)                                       760,873,236         454,018,972                  0
                                                                            --------------      --------------       ------------
  Total liabilities                                                            767,137,672         458,638,587          5,189,983
                                                                            --------------      --------------       ------------
  NET ASSETS (d)                                                            $2,715,702,713      $1,655,909,961       $563,527,876
                                                                            ==============      ==============       ============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                                        $17.21              $16.16             $14.65
                                                                            ==============      ==============       ============
NET ASSETS CONSIST OF:
  Capital stock, at par                                                     $      157,842      $      102,474       $     38,469
  Additional paid-in capital                                                 2,504,052,504       1,917,655,433        727,675,560
  Undistributed net investment income/(excess distributions)                     1,617,343          (4,328,416)           (20,196)
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                                52,649,556           3,740,148        (12,336,001)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                                    131,579,808        (277,895,962)      (151,607,590)+
    Foreign currencies                                                          25,645,660          16,636,284           (222,366)
                                                                            --------------      --------------       ------------
                                                                            $2,715,702,713      $1,655,909,961       $563,527,876
                                                                            ==============      ==============       ============

                                                                               BERNSTEIN         BERNSTEIN         BERNSTEIN
                                                                             INTERMEDIATE          SHORT           GOVERNMENT
                                                                               DURATION        DURATION PLUS     SHORT DURATION
                                                                               PORTFOLIO         PORTFOLIO          PORTFOLIO
==================================================================================================================================
ASSETS
  Investments in securities at value--unaffiliated issuers (a)               $2,443,632,399     $412,743,184       $114,971,478
  Investments in securities at value--affiliated issuers (Note 3) (b)                     0                0                  0
  Foreign currency at value (c)                                                           0                0                  0
  Cash in bank                                                                        5,405            7,421                447
  Receivables:
    Interest                                                                     26,589,668        4,064,744          1,882,224
    Dividends                                                                             0                0                  0
    Investment securities sold                                                   53,484,052        7,994,023          1,053,261
    Capital shares sold                                                           2,032,551        1,859,596            514,650
    Foreign withholding tax reclaims                                                      0                0                  0
    Margin due from broker on futures contracts                                           0                0                  0
  Collateral held for securities loaned (Note 1)                                          0                0                  0
  Other assets                                                                       23,700            4,976              1,145
  Appreciation on foreign currency contracts (Note 3D)                                    0                0                  0
                                                                             --------------     ------------       ------------
  Total assets                                                                2,525,767,775      426,673,944        118,423,205
                                                                             --------------     ------------       ------------
LIABILITIES
  Payables:
    Bank borrowing                                                                        0                0                  0
    Dividends to shareholders                                                     2,905,703          509,603            133,839
    Investment securities purchased                                             440,234,186       57,286,786          8,959,689
    Capital shares redeemed                                                               0                0                  0
    Management fee (Note 2)                                                         814,556          150,039             45,422
    Shareholder servicing and administration fee (Note 2)                           171,880           30,008              9,084
    Accrued expenses                                                                186,819           78,762             31,024
    Foreign withholding and capital gains taxes                                           0                0                  0
    Margin owed to broker on futures contracts                                            0                0                  0
  Securities lending collateral (Note 1)                                                  0                0                  0
                                                                             --------------     ------------       ------------
  Total liabilities                                                             444,313,144       58,055,198          9,179,058
                                                                             --------------     ------------       ------------
  NET ASSETS (d)                                                             $2,081,454,631     $368,618,746       $109,244,147
                                                                             ==============     ============       ============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                                         $12.85           $12.45             $12.80
                                                                             ==============     ============       ============
NET ASSETS CONSIST OF:
  Capital stock, at par                                                      $      161,928     $     29,615       $      8,533
  Additional paid-in capital                                                  2,158,256,330      377,577,507        108,703,662
  Undistributed net investment income/(excess distributions)                     (8,537,416)      (1,268,558)            55,344
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                                (72,334,629)     (11,494,330)          (764,808)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                                       3,908,418        3,774,512          1,241,416
    Foreign currencies                                                                    0                0                  0
                                                                             --------------     ------------       ------------
                                                                             $2,081,454,631     $368,618,746       $109,244,147
                                                                             ==============     ============       ============

                                                                                BERNSTEIN         BERNSTEIN        BERNSTEIN
                                                                               DIVERSIFIED       CALIFORNIA        NEW YORK
                                                                                MUNICIPAL         MUNICIPAL        MUNICIPAL
                                                                                PORTFOLIO         PORTFOLIO        PORTFOLIO
==============================================================================================================================
ASSETS
  Investments in securities at value--unaffiliated issuers (a)                $1,268,204,973     $464,403,714     $728,163,167
  Investments in securities at value--affiliated issuers (Note 3) (b)                      0                0                0
  Foreign currency at value (c)                                                            0                0                0
  Cash in bank                                                                           655                0            5,380
  Receivables:
    Interest                                                                      17,986,201        6,444,277        9,942,424
    Dividends                                                                              0                0                0
    Investment securities sold                                                     9,758,620        1,100,000        1,950,000
    Capital shares sold                                                            1,264,800          466,200          537,582
    Foreign withholding tax reclaims                                                       0                0                0
    Margin due from broker on futures contracts                                            0                0                0
  Collateral held for securities loaned (Note 1)                                           0                0                0
  Other assets                                                                        13,485            5,361            7,618
  Appreciation on foreign currency contracts (Note 3D)                                     0                0                0
                                                                              --------------     ------------     ------------
  Total assets                                                                 1,297,228,734      472,419,552      740,606,171
                                                                              --------------     ------------     ------------
LIABILITIES
  Payables:
    Bank borrowing                                                                         0           95,593                0
    Dividends to shareholders                                                      1,468,786          492,900          805,752
    Investment securities purchased                                               20,410,356       13,730,225       22,814,380
    Capital shares redeemed                                                                0                0                0
    Management fee (Note 2)                                                          494,418          184,653          289,841
    Shareholder servicing and administration fee (Note 2)                            100,738           36,931           57,968
    Accrued expenses                                                                 140,543           72,586           80,636
    Foreign withholding and capital gains taxes                                            0                0                0
    Margin owed to broker on futures contracts                                             0                0                0
  Securities lending collateral (Note 1)                                                   0                0                0
                                                                              --------------     ------------     ------------
  Total liabilities                                                               22,614,841       14,612,888       24,048,577
                                                                              --------------     ------------     ------------
  NET ASSETS (d)                                                              $1,274,613,893     $457,806,664     $716,557,594
                                                                              ==============     ============     ============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                                          $13.89           $14.13           $13.77
                                                                              ==============     ============     ============
NET ASSETS CONSIST OF:
  Capital stock, at par                                                       $       91,783     $     32,405     $     52,047
  Additional paid-in capital                                                   1,237,474,221      442,923,944      695,423,770
  Undistributed net investment income/(excess distributions)                          28,347          (32,972)           6,467
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                                 (10,307,537)      (2,953,581)      (6,639,433)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                                       47,327,079       17,836,868       27,714,743
    Foreign currencies                                                                     0                0                0
                                                                              --------------     ------------     ------------
                                                                              $1,274,613,893     $457,806,664     $716,557,594
                                                                              ==============     ============     ============

(a) Cost: $2,502,548,327; $1,874,504,702; $683,287,532; $2,439,723,980;
$408,968,672; $113,730,061; $1,220,877,894; $446,566,846; and $700,448,424,
respectively (Note 1) (b) Cost: $17,891,482 (Note 1) (c) Cost: $48,553,233;
$31,881,649; and $14,144,492, respectively (Note 1) (d) Applicable to:
157,842,231; 102,474,241; 38,469,379; 161,927,689; 29,614,993; 8,533,075;
91,782,654; 32,405,281; and 52,047,434 shares of capital stock outstanding, respectively

+ Net of accrued foreign capital gains taxes of $541,642

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
6 Sanford C. Bernstein Fund, Inc.                       2001 Semiannual Report 7

Sanford C. Bernstein Fund, Inc.

                                                                         BERNSTEIN              BERNSTEIN           BERNSTEIN
                                                                      SHORT DURATION         SHORT DURATION      SHORT DURATION
                                                                   DIVERSIFIED MUNICIPAL  CALIFORNIA MUNICIPAL  NEW YORK MUNICIPAL
                                                                         PORTFOLIO              PORTFOLIO           PORTFOLIO
==================================================================================================================================
ASSETS
  Investments in securities at value--unaffiliated issuers (e)          $144,425,819           $57,236,646         $104,298,974
  Investments in securities at value--affiliated issuers (Note 3)                  0                     0                    0
  Foreign currency at value                                                        0                     0                    0
  Cash in bank                                                                 6,132                 1,820               59,746
  Receivables:
    Interest                                                               2,065,700             1,118,654            1,478,260
    Dividends                                                                      0                     0                    0
    Investment securities sold                                               200,000               200,000              300,000
    Capital shares sold                                                    1,404,500                     0              664,250
    Foreign withholding tax reclaims                                               0                     0                    0
    Margin due from broker on futures contracts                                    0                     0                    0
  Collateral held for securities loaned (Note 1)                                   0                     0                    0
  Other assets                                                                 1,572                   940                1,001
  Appreciation on foreign currency contracts (Note 3D)                             0                     0                    0
                                                                        ------------           -----------         ------------
  Total assets                                                           148,103,723            58,558,060          106,802,231
                                                                        ------------           -----------         ------------
LIABILITIES
  Payables:
    Bank borrowing                                                                 0                     0                    0
    Dividends to shareholders                                                136,791                59,192               90,373
    Investment securities purchased                                        5,381,357             1,240,529            4,373,250
    Capital shares redeemed                                                        0               106,800                    0
    Management fee (Note 2)                                                   60,469                24,980               42,993
    Shareholder servicing and administration fee (Note 2)                     12,094                 4,996                8,599
    Accrued expenses                                                          41,104                30,757               35,266
    Foreign withholding and capital gains taxes                                    0                     0                    0
    Margin owed to broker on futures contracts                                     0                     0                    0
  Securities lending collateral (Note 1)                                           0                     0                    0
                                                                        ------------           -----------         ------------
  Total liabilities                                                        5,631,815             1,467,254            4,550,481
                                                                        ------------           -----------         ------------
  NET ASSETS (f)                                                        $142,471,908           $57,090,806         $102,251,750
                                                                        ============           ===========         ============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                                  $12.59                $12.64               $12.48
                                                                        ============           ===========         ============
NET ASSETS CONSIST OF:
  Capital stock, at par                                                 $     11,312           $     4,517         $      8,195
  Additional paid-in capital                                             141,411,912            56,630,810          102,141,897
  Undistributed net investment income/(excess distributions)                  (9,678)              (20,838)                 172
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                            (456,619)             (125,591)            (947,558)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                                1,514,981               601,908            1,049,044
    Foreign currencies                                                             0                     0                    0
                                                                        ------------           -----------         ------------
                                                                        $142,471,908           $57,090,806         $102,251,750
                                                                        ============           ===========         ============

(e) Cost: $142,910,838; $56,634,738; and $103,249,930, respectively (Note 1) (f)
Applicable to: 11,312,103; 4,516,591; and 8,194,776 shares of capital stock outstanding, respectively

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.


--------------------------------------------------------------------------------
8 Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.

Statements of Operations for the Six Months Ended March 31, 2001 (Unaudited)

                                                                             BERNSTEIN                                 BERNSTEIN
                                                                            TAX-MANAGED           BERNSTEIN            EMERGING
                                                                           INTERNATIONAL        INTERNATIONAL           MARKETS
                                                                               VALUE                VALUE                VALUE
                                                                             PORTFOLIO          PORTFOLIO II           PORTFOLIO
==================================================================================================================================
INVESTMENT INCOME
  Income:
    Interest                                                               $   2,700,040        $  1,410,561         $    259,200
    Dividends--unaffiliated issuers (net of foreign withholding
    taxes of $2,645,456, $1,947,173 and $951,909, respectively)               18,237,782          12,248,604            6,796,559
                                                                           -------------        ------------         ------------
  Total income                                                                20,937,822          13,659,165            7,055,759
                                                                           -------------        ------------         ------------
  Expenses (Notes 1 and 2):
    Management fee                                                            13,435,256           8,482,480            3,593,060
    Shareholder servicing and administration fee                               3,594,268           2,218,497              718,612
    Custodian and transfer agent fees                                            847,531             595,517              660,377
    Auditing and tax consulting fees                                              55,625              39,566               10,406
    Insurance                                                                     39,948              25,977                8,065
    Directors' fees and expenses                                                  26,033              16,558                5,314
    Legal fees                                                                    12,787               6,187                3,014
    Registration fees                                                             53,329              51,130               25,352
    Printing                                                                      35,599              16,893                9,798
    Amortization of organization expense                                               0                   0                1,981
    Miscellaneous                                                                 35,290              25,808                7,653
                                                                           -------------        ------------         ------------
  Total expenses                                                              18,135,666          11,478,613            5,043,632
                                                                           -------------        ------------         ------------
  Net investment income                                                        2,802,156           2,180,552            2,012,127
                                                                           -------------        ------------         ------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES

  Net realized gain (loss) from:
    Investment transactions (net of foreign capital                           76,305,412          34,402,598             (527,062)
    gains taxes of $0, $0 and $0, respectively)
    Futures transactions                                                     (27,054,609)        (11,088,170)                   0
    Foreign currency transactions                                              3,507,036          (3,860,707)          (6,532,068)
                                                                           -------------        ------------         ------------
  Net realized gain (loss) on investment,
  futures and foreign currency transactions                                   52,757,839          19,453,721           (7,059,130)
                                                                           -------------        ------------         ------------
  Net increase (decrease) in unrealized
  appreciation/(depreciation) of:
    Investments and futures (net of accrued foreign capital                 (284,460,681)       (139,694,621)         (64,165,407)
    gains taxes of $0, $0 and $60,725, respectively)
    Foreign currencies                                                        29,681,579          21,409,351             (162,912)
                                                                           -------------        ------------         ------------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies             (254,779,102)       (118,285,270)         (64,328,319)
                                                                           -------------        ------------         ------------
  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                               (202,021,263)        (98,831,549)         (71,387,449)
                                                                           -------------        ------------         ------------
  Net decrease in net assets
  resulting from operations                                                $(199,219,107)       $(96,650,997)        $(69,375,322)
                                                                           =============        ============         ============

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                        2001 Semiannual Report 9

Sanford C. Bernstein Fund, Inc.

Statements of Operations for the Six Months Ended March 31, 2001 (Unaudited) (continued)

                                                                           BERNSTEIN       BERNSTEIN        BERNSTEIN
                                                                         INTERMEDIATE        SHORT         GOVERNMENT
                                                                           DURATION      DURATION PLUS   SHORT DURATION
                                                                           PORTFOLIO       PORTFOLIO        PORTFOLIO
=========================================================================================================================
INVESTMENT INCOME
  Income:
    Interest                                                              $ 69,107,260     $12,505,241      $2,863,988
    Dividends--unaffiliated issuers                                             31,417           6,476               0
                                                                          ------------     -----------      ----------
  Total income                                                              69,138,677      12,511,717       2,863,988
                                                                          ------------     -----------      ----------
  Expenses (Notes 1 and 2):
    Management fee                                                           4,804,360         962,283         252,275
    Shareholder servicing and administration fee                             1,012,536         192,457          50,455
    Custodian and transfer agent fees                                          201,158          88,880          44,636
    Auditing and tax consulting fees                                            35,765           6,583           4,793
    Insurance                                                                   16,169           5,780           1,339
    Directors' fees and expenses                                                16,451           3,542             816
    Legal fees                                                                   6,252           1,329             143
    Registration fees                                                           36,570          31,152          11,131
    Printing                                                                    18,259           5,334           1,024
    Amortization of organization expense                                             0               0               0
    Miscellaneous                                                               11,901             322             297
                                                                          ------------     -----------      ----------
  Total expenses                                                             6,159,421       1,297,662         366,909
                                                                          ------------     -----------      ----------
  Net investment income                                                     62,979,256      11,214,055       2,497,079
                                                                          ------------     -----------      ----------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                                  3,072,246      (1,618,476)      1,110,843
    Futures transactions                                                       (38,832)       (429,486)              0
    Foreign currency transactions                                           (7,192,363)       (878,105)              0
                                                                          ------------     -----------      ----------
  Net realized gain (loss) on investment,
  futures and foreign currency transactions                                 (4,158,949)     (2,926,067)      1,110,843
                                                                          ------------     -----------      ----------
  Net increase (decrease) in unrealized
  appreciation/(depreciation) of:
    Investments and futures                                                 59,574,179       9,260,320       1,354,373
    Foreign currencies                                                          54,205         (78,630)              0
                                                                          ------------     -----------      ----------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies             59,628,384       9,181,690       1,354,373
                                                                          ------------     -----------      ----------
  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                               55,469,435       6,255,623       2,465,216
                                                                          ------------     -----------      ----------
  Net increase in net assets
  resulting from operations                                               $118,448,691     $17,469,678      $4,962,295
                                                                          ============     ===========      ==========

                                                                            BERNSTEIN       BERNSTEIN      BERNSTEIN
                                                                           DIVERSIFIED     CALIFORNIA      NEW YORK
                                                                            MUNICIPAL       MUNICIPAL      MUNICIPAL
                                                                            PORTFOLIO       PORTFOLIO      PORTFOLIO
========================================================================================================================
INVESTMENT INCOME
  Income:
    Interest                                                               $30,418,818     $10,804,210    $16,597,451
    Dividends--unaffiliated issuers                                                  0               0              0
                                                                           -----------     -----------    -----------
  Total income                                                              30,418,818      10,804,210     16,597,451
                                                                           -----------     -----------    -----------
  Expenses (Notes 1 and 2):
    Management fee                                                           2,991,383       1,115,504      1,701,685
    Shareholder servicing and administration fee                               609,653         223,101        339,337
    Custodian and transfer agent fees                                          165,731          86,049        100,110
    Auditing and tax consulting fees                                            17,365           6,867          9,801
    Insurance                                                                   10,730           6,249          8,921
    Directors' fees and expenses                                                 9,566           3,779          5,445
    Legal fees                                                                   3,654           1,434          2,080
    Registration fees                                                           30,101           2,766          4,618
    Printing                                                                    10,734           4,527          6,960
    Amortization of organization expense                                             0               0              0
    Miscellaneous                                                                  299             298            296
                                                                           -----------     -----------    -----------
  Total expenses                                                             3,849,216       1,450,574      2,179,253
                                                                           -----------     -----------    -----------
  Net investment income                                                     26,569,602       9,353,636     14,418,198
                                                                           -----------     -----------    -----------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                                  1,272,475         903,860       (491,491)
    Futures transactions                                                             0               0              0
    Foreign currency transactions                                                    0               0              0
                                                                           -----------     -----------    -----------
  Net realized gain (loss) on investment,
  futures and foreign currency transactions                                  1,272,475         903,860       (491,491)
                                                                           -----------     -----------    -----------
  Net increase (decrease) in unrealized appreciation/(depreciation) of:
    Investments and futures                                                 33,014,700       9,200,729     20,409,737
    Foreign currencies                                                               0               0              0
                                                                           -----------     -----------    -----------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies             33,014,700       9,200,729     20,409,737
                                                                           -----------     -----------    -----------
  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                               34,287,175      10,104,589     19,918,246
                                                                           -----------     -----------    -----------
  Net increase in net assets
  resulting from operations                                                $60,856,777     $19,458,225    $34,336,444
                                                                           ===========     ===========    ===========

                                                                            BERNSTEIN        BERNSTEIN          BERNSTEIN
                                                                         SHORT DURATION   SHORT DURATION     SHORT DURATION
                                                                           DIVERSIFIED      CALIFORNIA          NEW YORK
                                                                            MUNICIPAL        MUNICIPAL         MUNICIPAL
                                                                            PORTFOLIO        PORTFOLIO          PORTFOLIO
============================================================================================================================
INVESTMENT INCOME
  Income:
    Interest                                                                $3,217,430       $1,328,938        $2,086,389
    Dividends--unaffiliated issuers                                                  0                0                 0
                                                                            ----------       ----------        ----------
  Total income                                                               3,217,430        1,328,938         2,086,389
                                                                            ----------       ----------        ----------
  Expenses (Notes 1 and 2):
    Management fee                                                             352,728          145,512           233,804
    Shareholder servicing and administration fee                                70,545           29,107            46,760
    Custodian and transfer agent fees                                           58,306           44,796            50,456
    Auditing and tax consulting fees                                             4,748            2,300             2,818
    Insurance                                                                    1,833            1,105             1,161
    Directors' fees and expenses                                                 1,278              592               821
    Legal fees                                                                     490              213               311
    Registration fees                                                           21,253            3,919             3,261
    Printing                                                                     1,889              854             1,179
    Amortization of organization expense                                             0                0                 0
    Miscellaneous                                                                  295              296               297
                                                                            ----------       ----------        ----------
  Total expenses                                                               513,365          228,694           340,868
                                                                            ----------       ----------        ----------
  Net investment income                                                      2,704,065        1,100,244         1,745,521
                                                                            ----------       ----------        ----------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                                    261,552           99,712           (38,790)
    Futures transactions                                                             0                0                 0
    Foreign currency transactions                                                    0                0                 0
                                                                            ----------       ----------        ----------
  Net realized gain (loss) on investment,
  futures and foreign currency transactions                                    261,552           99,712           (38,790)
                                                                            ----------       ----------        ----------
  Net increase (decrease) in unrealized appreciation/(depreciation) of:
    Investments and futures                                                  1,454,763          512,762         1,313,307
    Foreign currencies                                                               0                0                 0
                                                                            ----------       ----------        ----------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies              1,454,763          512,762         1,313,307
                                                                            ----------       ----------        ----------
  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                                1,716,315          612,474         1,274,517
                                                                            ----------       ----------        ----------
  Net increase in net assets
  resulting from operations                                                 $4,420,380       $1,712,718        $3,020,038
                                                                            ==========       ==========        ==========

See Notes to Financial Statements.


--------------------------------------------------------------------------------
10 Sanford C. Bernstein Fund, Inc.                     2001 Semiannual Report 11

Sanford C. Bernstein Fund, Inc.

Statements of Changes in Net Assets

                                                                ---------------------                ---------------------
                                                                BERNSTEIN TAX-MANAGED                      BERNSTEIN
                                                                 INTERNATIONAL VALUE                  INTERNATIONAL VALUE
                                                                      PORTFOLIO                           PORTFOLIO II
                                                                ---------------------                ---------------------
                                                             SIX MONTHS          YEAR             SIX MONTHS            YEAR
                                                            ENDED 3/31/01        ENDED           ENDED 3/31/01          ENDED
                                                             (UNAUDITED)        9/30/00           (UNAUDITED)          9/30/00
==================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                 $    2,802,156     $   35,293,477     $    2,180,552     $   24,470,710
    Net realized gain (loss) on investments
    and futures transactions                                  49,250,803        128,679,923         23,314,428        211,977,912
    Net realized gain (loss) on foreign
    currency transactions                                      3,507,036         96,062,748         (3,860,707)        62,776,374
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                              (284,460,681)      (129,348,416)      (139,694,621)      (231,210,755)
       Foreign currencies                                     29,681,579         14,651,012         21,409,351          7,851,785
                                                          --------------     --------------     --------------     --------------
  Net increase (decrease) in net assets
  resulting from operations                                 (199,219,107)       145,338,744        (96,650,997)        75,866,026
                                                          --------------     --------------     --------------     --------------
  Dividends and distributions to shareholders:
    Dividends from net investment income                     (23,169,197)                 0        (69,904,812)       (23,327,454)
    Distributions from net realized gains                   (255,390,348)       (54,160,092)      (227,691,485)        (2,683,162)
    Distributions in excess of net realized
    gains due to timing differences                                    0                  0                  0                  0
                                                          --------------     --------------     --------------     --------------
  Total dividends and distributions
  to shareholders                                           (278,559,545)       (54,160,092)      (297,596,297)       (26,010,616)
                                                          --------------     --------------     --------------     --------------
  Capital-share transactions:
    Net proceeds from sales of shares                        234,213,529        422,761,825        105,079,359        268,660,039
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains                270,446,579         53,150,084        291,031,261         25,029,717
                                                          --------------     --------------     --------------     --------------
  Total proceeds from shares sold                            504,660,108        475,911,909        396,110,620        293,689,756
    Cost of shares redeemed                                 (340,920,494)    (1,191,927,569)      (253,874,621)      (894,746,992)
                                                          --------------     --------------     --------------     --------------
  Increase (decrease) in net assets from
  capital-share transactions                                 163,739,614       (716,015,660)       142,235,999       (601,057,236)
                                                          --------------     --------------     --------------     --------------
  Net increase (decrease) in net assets                     (314,039,038)      (624,837,008)      (252,011,295)      (551,201,826)

NET ASSETS:

  Beginning of period                                      3,029,741,751      3,654,578,759      1,907,921,256      2,459,123,082
                                                          --------------     --------------     --------------     --------------
  End of period                                           $2,715,702,713     $3,029,741,751     $1,655,909,961     $1,907,921,256
                                                          ==============     ==============     ==============     ==============
                                                                (a)                (b)                (c)                (d)
                                                         ----------------------               ---------------------
                                                                BERNSTEIN                           BERNSTEIN
                                                         EMERGING MARKETS VALUE               INTERMEDIATE DURATION
                                                                PORTFOLIO                           PORTFOLIO
                                                         ----------------------               ---------------------
                                                     SIX MONTHS            YEAR             SIX MONTHS          YEAR
                                                    ENDED 3/31/01          ENDED           ENDED 3/31/01        ENDED
                                                     (UNAUDITED)          9/30/00           (UNAUDITED)        9/30/00
============================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                           $  2,012,127        $  5,370,422      $   62,979,256     $  148,943,390
    Net realized gain (loss) on investments
    and futures transactions                            (527,062)         68,406,766           3,033,414        (47,283,110)
    Net realized gain (loss) on foreign
    currency transactions                             (6,532,068)         (1,630,823)         (7,192,363)        (4,037,393)
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                       (64,165,407)        (88,312,186)         59,574,179         13,275,190
       Foreign currencies                               (162,912)            127,603              54,205          1,598,967
                                                    ------------        ------------      --------------     --------------
  Net increase (decrease) in net assets
  resulting from operations                          (69,375,322)        (16,038,218)        118,448,691        112,497,044
                                                    ------------        ------------      --------------     --------------
  Dividends and distributions to shareholders:
    Dividends from net investment income              (3,153,592)         (4,222,932)        (63,001,553)      (148,932,245)
    Distributions from net realized gains            (10,251,030)                  0                   0                  0
    Distributions in excess of net realized
    gains due to timing differences                            0                   0                   0                  0
                                                    ------------        ------------      --------------     --------------
  Total dividends and distributions
  to shareholders                                    (13,404,622)         (4,222,932)        (63,001,553)      (148,932,245)
                                                    ------------        ------------      --------------     --------------
  Capital-share transactions:
    Net proceeds from sales of shares                 87,179,164         142,306,093         251,621,946        348,903,152
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains         13,131,073           3,733,201          16,804,594         35,551,539
                                                    ------------        ------------      --------------     --------------
  Total proceeds from shares sold                    100,310,237         146,039,294         268,426,540        384,454,691
    Cost of shares redeemed                          (47,885,469)       (252,338,641)       (284,333,034)      (980,513,029)
                                                    ------------        ------------      --------------     --------------
  Increase (decrease) in net assets from
  capital-share transactions                          52,424,768+       (106,299,347)+       (15,906,494)      (596,058,338)
                                                    ------------        ------------      --------------     --------------
  Net increase (decrease) in net assets              (30,355,176)       (126,560,497)         39,540,644       (632,493,539)

NET ASSETS:

  Beginning of period                                593,883,052         720,443,549       2,041,913,987      2,674,407,526
                                                    ------------        ------------      --------------     --------------
  End of period                                     $563,527,876        $593,883,052      $2,081,454,631     $2,041,913,987
                                                    ============        ============      ==============     ==============
                                                        (e)                 (f)                 (g)                (h)
                                                       -------------------------            -------------------------
                                                              BERNSTEIN                             BERNSTEIN
                                                         SHORT DURATION PLUS                GOVERNMENT SHORT DURATION
                                                              PORTFOLIO                             PORTFOLIO
                                                       -------------------------            -------------------------
                                                     SIX MONTHS           YEAR             SIX MONTHS         YEAR
                                                    ENDED 3/31/01         ENDED           ENDED 3/31/01       ENDED
                                                     (UNAUDITED)         9/30/00           (UNAUDITED)       9/30/00
==========================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                           $ 11,214,055       $ 28,815,208       $  2,497,079        $ 5,536,058
    Net realized gain (loss) on investments
    and futures transactions                          (2,047,962)        (4,187,079)         1,110,843           (745,238)
    Net realized gain (loss) on foreign
    currency transactions                               (878,105)          (509,144)                 0                  0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                         9,260,320            (36,852)         1,354,373            734,356
       Foreign currencies                                (78,630)           335,915                  0                  0
                                                    ------------       ------------       ------------        -----------
  Net increase (decrease) in net assets
  resulting from operations                           17,469,678         24,418,048          4,962,295          5,525,176
                                                    ------------       ------------       ------------        -----------
  Dividends and distributions to shareholders:
    Dividends from net investment income             (11,215,225)       (28,770,364)        (2,497,079)        (5,536,058)
    Distributions from net realized gains                      0                  0                  0                  0
    Distributions in excess of net realized
    gains due to timing differences                            0                  0                  0                  0
                                                    ------------       ------------       ------------        -----------
  Total dividends and distributions
  to shareholders                                    (11,215,225)       (28,770,364)        (2,497,079)        (5,536,058)
                                                    ------------       ------------       ------------        -----------
  Capital-share transactions:
    Net proceeds from sales of shares                 53,288,486        135,055,854         28,104,600         67,442,954
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains          3,992,270          9,428,174          1,161,416          2,205,197
                                                    ------------       ------------       ------------        -----------
  Total proceeds from shares sold                     57,280,756        144,484,028         29,266,016         69,648,151
    Cost of shares redeemed                         (102,431,981)      (289,631,847)       (18,104,395)      (101,617,849)
                                                    ------------       ------------       ------------        -----------

  Increase (decrease) in net assets from
  capital-share transactions                         (45,151,225)      (145,147,819)        11,161,621        (31,969,698)
                                                    ------------       ------------       ------------        -----------
  Net increase (decrease) in net assets              (38,896,772)      (149,500,135)        13,626,837        (31,980,580)

NET ASSETS:

  Beginning of period                                407,515,518        557,015,653         95,617,310        127,597,890
                                                    ------------       ------------       ------------        -----------
  End of period                                     $368,618,746       $407,515,518       $109,244,147        $95,617,310
                                                    ============       ============       ============        ===========
                                                         (i)               (j)                 (k)                (l)

(a) Includes undistributed net investment income/(excess distributions) of $1,617,343 (b) Includes undistributed net investment income/(excess distributions) of $21,984,384 (c) Includes undistributed net investment income/(excess distributions) of $(4,328,416) (d) Includes undistributed net investment income/(excess distributions) of $63,395,844 (e) Includes undistributed net investment income/(excess distributions) of $(20,196) (f) Includes undistributed net investment income/(excess distributions) of $1,121,269 (g) Includes undistributed net investment income/(excess distributions) of $(8,537,416) (h) Includes undistributed net investment income/(excess distributions) of $(8,515,119) (i) Includes undistributed net investment income/(excess distributions) of $(1,268,558) (j) Includes undistributed net investment income/(excess distributions) of $(1,267,388) (k) Includes undistributed net investment income/(excess distributions) of $55,344
(l) Includes undistributed net investment income/(excess distributions) of
$55,344

+ Includes effect of portfolio transaction fee in the amounts of $2,709,952 and $7,995,343 for the six months ended March 31, 2001, and year ended September 30, 2000, respectively. See Notes to Financial Statements.


--------------------------------------------------------------------------------
12 Sanford C. Bernstein Fund, Inc.                     2001 Semiannual Report 13

Sanford C. Bernstein Fund, Inc.

                                                      ---------------------                 ---------------------
                                                            BERNSTEIN                              BERNSTEIN
                                                      DIVERSIFIED MUNICIPAL                  CALIFORNIA MUNICIPAL
                                                            PORTFOLIO                              PORTFOLIO
                                                      ---------------------                 ---------------------
                                                   SIX MONTHS            YEAR            SIX MONTHS            YEAR
                                                  ENDED 3/31/01          ENDED          ENDED 3/31/01          ENDED
                                                   (UNAUDITED)          9/30/00          (UNAUDITED)          9/30/00
==========================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                        $    26,569,602    $    57,230,720    $     9,353,636    $    21,778,963
    Net realized gain (loss) on investments
    and futures transactions                           1,272,475        (11,292,789)           903,860         (3,849,449)
    Net realized gain (loss) on foreign
    currency transactions                                      0                  0                  0                  0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                        33,014,700         16,149,007          9,200,729          8,400,479
       Foreign currencies                                      0                  0                  0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase in net assets resulting
  from operations                                     60,856,777         62,086,938         19,458,225         26,329,993
                                                 ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income             (26,569,602)       (57,234,639)        (9,353,636)       (21,780,075)
    Distributions from net realized gains                      0         (5,226,872)                 0         (1,511,421)
    Distributions in excess of net realized
    gains due to timing differences                            0           (287,223)                 0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                    (26,569,602)       (62,748,734)        (9,353,636)       (23,291,496)
                                                 ---------------    ---------------    ---------------    ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                162,745,976        224,836,848         72,557,219         91,054,261
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains          5,236,399         16,196,186          2,350,149          6,218,668
                                                 ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                    167,982,375        241,033,034         74,907,368         97,272,929
    Cost of shares redeemed                         (133,437,094)      (551,822,861)       (77,949,088)      (255,529,888)
                                                 ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                          34,545,281       (310,789,827)        (3,041,720)      (158,256,959)
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets               68,832,456       (311,451,623)         7,062,869       (155,218,462)

NET ASSETS:

  Beginning of period                              1,205,781,437      1,517,233,060        450,743,795        605,962,257
                                                 ---------------    ---------------    ---------------    ---------------
  End of period                                  $ 1,274,613,893    $ 1,205,781,437    $   457,806,664    $   450,743,795
                                                 ===============    ===============    ===============    ===============
                                                       (m)                (m)                (n)                (n)
                                                      ------------------------               ------------------------
                                                              BERNSTEIN                      BERNSTEIN SHORT DURATION
                                                         NEW YORK MUNICIPAL                    DIVERSIFIED MUNICIPAL
                                                              PORTFOLIO                              PORTFOLIO
                                                      ------------------------               ------------------------
                                                   SIX MONTHS            YEAR            SIX MONTHS            YEAR
                                                  ENDED 3/31/01          ENDED          ENDED 3/31/01          ENDED
                                                   (UNAUDITED)          9/30/00          (UNAUDITED)          9/30/00
=========================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                        $    14,418,198    $    32,199,550    $     2,704,065    $     6,335,915
    Net realized gain (loss) on investments
    and futures transactions                            (491,491)        (5,744,041)           261,552           (716,710)
    Net realized gain (loss) on foreign
    currency transactions                                      0                  0                  0                  0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                        20,409,737          7,803,505          1,454,763            634,941
       Foreign currencies                                      0                  0                  0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase in net assets resulting
  from operations                                     34,336,444         34,259,014          4,420,380          6,254,146
                                                 ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income             (14,418,198)       (32,202,602)        (2,704,065)        (6,335,915)
    Distributions from net realized gains                      0         (2,918,078)                 0                  0
    Distributions in excess of net realized
    gains due to timing differences                            0           (403,901)                 0           (545,789)
                                                 ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                    (14,418,198)       (35,524,581)        (2,704,065)        (6,881,704)
                                                 ---------------    ---------------    ---------------    ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                 84,964,124        101,718,099         33,897,330        113,583,651
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains          4,200,481         11,864,274            813,130          2,495,393
                                                 ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                     89,164,605        113,582,373         34,710,460        116,079,044
    Cost of shares redeemed                          (66,248,498)      (284,563,945)       (52,269,871)      (127,858,278)
                                                 ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                          22,916,107       (170,981,572)       (17,559,411)       (11,779,234)
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets               42,834,353       (172,247,139)       (15,843,096)       (12,406,792)

NET ASSETS:

  Beginning of period                                673,723,241        845,970,380        158,315,004        170,721,796
                                                 ---------------    ---------------    ---------------    ---------------
  End of period                                  $   716,557,594    $   673,723,241    $   142,471,908    $   158,315,004
                                                 ===============    ===============    ===============    ===============
                                                       (o)                (o)                 (p)               (p)
                                                     ------------------------            ------------------------
                                                     BERNSTEIN SHORT DURATION            BERNSTEIN SHORT DURATION
                                                       CALIFORNIA MUNICIPAL                 NEW YORK MUNICIPAL
                                                             PORTFOLIO                           PORTFOLIO
                                                     ------------------------            ------------------------

                                                   SIX MONTHS            YEAR            SIX MONTHS            YEAR
                                                  ENDED 3/31/01          ENDED          ENDED 3/31/01          ENDED
                                                   (UNAUDITED)          9/30/00          (UNAUDITED)          9/30/00
=========================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                        $     1,100,244    $     2,983,088    $     1,745,521    $     4,172,501
    Net realized gain (loss) on investments
    and futures transactions                              99,712           (227,803)           (38,790)          (736,686)
    Net realized gain (loss) on foreign
    currency transactions                                      0                  0                  0                  0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                           512,762            263,540          1,313,307            420,166
       Foreign currencies                                      0                  0                  0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase in net assets resulting
  from operations                                      1,712,718          3,018,825          3,020,038          3,855,981
                                                 ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income              (1,100,244)        (2,983,088)        (1,745,521)        (4,172,501)
    Distributions from net realized gains                      0           (317,485)                 0                  0
    Distributions in excess of net realized
    gains due to timing differences                            0                  0                  0                  0
                                                 ---------------    ---------------    ---------------    ---------------

  Total dividends and distributions
  to shareholders                                     (1,100,244)        (3,300,573)        (1,745,521)        (4,172,501)
                                                 ---------------    ---------------    ---------------    ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                 23,049,181         46,724,945         33,725,520         70,214,703
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains            578,465          1,805,400            801,218          1,732,904
                                                 ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                     23,627,646         48,530,345         34,526,738         71,947,607
    Cost of shares redeemed                          (25,238,565)       (98,670,767)       (27,323,851)       (79,757,963)
                                                 ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                          (1,610,919)       (50,140,422)         7,202,887         (7,810,356)
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets                 (998,445)       (50,422,170)         8,477,404         (8,126,876)

NET ASSETS:

  Beginning of period                                 58,089,251        108,511,421         93,774,346        101,901,222
                                                 ---------------    ---------------    ---------------    ---------------
  End of period                                  $    57,090,806    $    58,089,251    $   102,251,750    $    93,774,346
                                                 ===============    ===============    ===============    ===============
                                                        (q)                (q)                (r)                (r)

(m) Includes undistributed net investment income/(excess distributions) of $28,347 (n) Includes undistributed net investment income/(excess distributions) of $(32,972) (o) Includes undistributed net investment income/(excess distributions) of $6,467 (p) Includes undistributed net investment income/(excess distributions) of $(9,678) (q) Includes undistributed net investment income/(excess distributions) of $(20,838) (r) Includes undistributed net investment income/(excess distributions) of $172

See Notes to Financial Statements.


--------------------------------------------------------------------------------
14 Sanford C. Bernstein Fund, Inc.                     2001 Semiannual Report 15

Sanford C. Bernstein Fund, Inc.

Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                   ---------------------------------------------------
                                                                   BERNSTEIN TAX-MANAGED INTERNATIONAL VALUE PORTFOLIO
                                                                   ---------------------------------------------------
                                                     SIX MONTHS
                                                    ENDED 3/31/01  YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                                     (UNAUDITED)     9/30/00       9/30/99       9/30/98       9/30/97      9/30/96
====================================================================================================================================
  Net asset value, beginning of period                  $20.44        $20.02        $17.63       $20.92        $18.14        $16.08
                                                        ------        ------        ------       ------        ------        ------
    Income from investment operations:

      Investment income, net                              0.02          0.21          0.15         0.20          0.26          0.23

      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies        (1.30)         0.51          4.04        (1.67)         3.73          2.26
                                                        ------        ------        ------       ------        ------        ------

  Total from investment operations                       (1.28)         0.72          4.19        (1.47)         3.99          2.49
                                                        ------        ------        ------       ------        ------        ------

    Less distributions:

      Dividends from taxable net investment income       (0.16)            0         (0.93)       (1.11)        (0.99)        (0.10)

      Dividends from tax-exempt net
      investment income                                      0             0             0            0             0             0

      Distributions from net realized gains              (1.79)        (0.30)        (0.87)       (0.71)        (0.22)        (0.33)

      Distributions in excess of net investment
      income due to timing differences                       0             0             0            0             0             0

      Distributions in excess of net realized
      gains due to timing differences                        0             0             0            0             0             0
                                                        ------        ------        ------       ------        ------        ------

  Total distributions                                    (1.95)        (0.30)        (1.80)       (1.82)        (1.21)        (0.43)
                                                        ------        ------        ------       ------        ------        ------

  Portfolio transaction fee                                  0             0             0            0             0             0
                                                        ------        ------        ------       ------        ------        ------

  Net asset value, end of period                        $17.21        $20.44        $20.02       $17.63        $20.92        $18.14
                                                        ======        ======        ======       ======        ======        ======
  Total return                                           (6.70)%        3.49%        25.35%       (7.19)%       23.25%        15.83%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)         $2,715,703    $3,029,742    $3,654,579   $4,912,583    $4,965,998    $3,131,258

    Average net assets (000 omitted)                $2,899,244    $3,467,670    $4,618,500   $5,309,076    $3,977,823    $2,569,586

    Ratio of expenses to average net assets               1.26%*        1.24%         1.24%        1.26%         1.27%         1.31%

    Ratio of net investment income to average
    net assets                                            0.19%*        1.02%         0.80%        0.98%         1.37%         1.37%

    Portfolio turnover rate                              19.29%        40.62%        31.99%       30.34%        26.24%        21.89%

                                                                         -----------------------
                                                                         BERNSTEIN INTERNATIONAL
                                                                           VALUE PORTFOLIO II
                                                                         -----------------------
                                                          SIX MONTHS
                                                         ENDED 3/31/01       YEAR ENDED         YEAR ENDED
                                                          (UNAUDITED)          9/30/00          9/30/99 (a)
============================================================================================================
  Net asset value, beginning of period                       $20.44             $20.11            $19.43
                                                             ------             ------            ------
    Income from investment operations:

      Investment income, net                                   0.02               0.23              0.19

      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies             (0.95)              0.31              0.49
                                                             ------             ------            ------

  Total from investment operations                            (0.93)              0.54              0.68
                                                             ------             ------            ------

    Less distributions:

      Dividends from taxable net investment income            (0.79)             (0.19)                0

      Dividends from tax-exempt net
      investment income                                           0                  0                 0

      Distributions from net realized gains                   (2.56)             (0.02)                0

      Distributions in excess of net investment
      income due to timing differences                            0                  0                 0

      Distributions in excess of net realized
      gains due to timing differences                             0                  0                 0
                                                             ------             ------            ------

  Total distributions                                         (3.35)             (0.21)                0
                                                             ------             ------            ------

  Portfolio transaction fee                                       0                  0                 0
                                                             ------             ------            ------

  Net asset value, end of period                             $16.16             $20.44            $20.11
                                                             ======             ======            ======
  Total return                                                (5.22)%             2.72%             3.50%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)              $1,655,910         $1,907,921        $2,459,123

    Average net assets (000 omitted)                     $1,789,506         $2,238,111        $2,397,807

    Ratio of expenses to average net assets                    1.29%*             1.25%             1.26%*

    Ratio of net investment income to average
    net assets                                                 0.25%*             1.09%             2.23%*

    Portfolio turnover rate                                   16.61%             24.24%             9.34%

                                                                       ------------------
                                                                       BERNSTEIN EMERGING
                                                                            MARKETS
                                                                        VALUE PORTFOLIO
                                                                       ------------------
                                                    SIX MONTHS
                                                  ENDED 3/31/01     YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                   (UNAUDITED)        9/30/00      9/30/99       9/30/98
===========================================================================================================
  Net asset value, beginning of period                $16.91          $17.67       $10.11        $22.54
                                                      ------          ------       ------        ------
    Income from investment operations:

      Investment income, net                            0.05            0.14         0.16          0.20

      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies      (2.01)          (1.01)        7.39        (12.17)
                                                      ------          ------       ------        ------

  Total from investment operations                     (1.96)          (0.87)        7.55        (11.97)
                                                      ------          ------       ------        ------

    Less distributions:

      Dividends from taxable net investment income     (0.09)          (0.10)       (0.12)        (0.11)

      Dividends from tax-exempt net
      investment income                                    0               0            0             0

      Distributions from net realized gains            (0.28)              0            0         (0.61)

      Distributions in excess of net investment
      income due to timing differences                     0               0            0             0

      Distributions in excess of net realized
      gains due to timing differences                      0               0        (0.02)            0
                                                      ------          ------       ------        ------

  Total distributions                                  (0.37)          (0.10)       (0.14)        (0.72)
                                                      ------          ------       ------        ------

  Portfolio transaction fee                             0.07            0.21         0.15          0.26
                                                      ------          ------       ------        ------

  Net asset value, end of period                      $14.65          $16.91       $17.67        $10.11
                                                      ======          ======       ======        ======
  Total return                                        (14.74)%+        (7.63)%+     69.88%+      (55.09)%+

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)         $563,528        $593,883     $720,444      $362,686

    Average net assets (000 omitted)                $579,654        $718,397     $581,638      $417,615

    Ratio of expenses to average net assets             1.75%*          1.71%        1.74%         1.77%

    Ratio of net investment income to average
    net assets                                          0.70%*          0.75%        1.04%         1.29%

    Portfolio turnover rate                            14.45%          27.87%       28.54%        19.56%



*Annualized
+This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Total return to a shareholder for the periods ending March 31, 2001, September 30, 2000, September 30, 1999 and September 30, 1998 without taking into account these transaction fees would have been (11.23)%, (3.82)%, 76.88% and (53.24)%, respectively.
(a) Commenced operations April 30, 1999
See Notes to Financial Statements.


--------------------------------------------------------------------------------
16 Sanford C. Bernstein Fund, Inc.                     2001 Semiannual Report 17

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                 ------------------
                                                                 BERNSTEIN EMERGING
                                                                       MARKETS
                                                                   VALUE PORTFOLIO
                                                                 ------------------
                                                               YEAR ENDED   YEAR ENDED
                                                                 9/30/97    9/30/96(a)
======================================================================================
  Net asset value, beginning of period                           $21.82       $20.00
                                                                 ------       ------
    Income from investment operations:

      Investment income, net                                       0.14         0.18

      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies                  0.44         0.83
                                                                 ------       ------

  Total from investment operations                                 0.58         1.01
                                                                 ------       ------

    Less distributions:

      Dividends from taxable net investment income                (0.08)           0

      Dividends from tax-exempt net
      investment income                                               0            0

      Distributions from net realized gains                       (0.02)           0

      Distributions in excess of net investment
      income due to timing differences                                0            0

      Distributions in excess of net realized
      gains due to timing differences                                 0            0
                                                                 ------       ------

  Total distributions                                             (0.10)           0
                                                                 ------       ------

  Portfolio transaction fee                                        0.24         0.81
                                                                 ------       ------

  Net asset value, end of period                                 $22.54       $21.82
                                                                 ======       ======
  Total return                                                    (0.32)%+      4.80%+

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)                     $438,305    $273,924

    Average net assets (000 omitted)                            $379,351    $165,362

    Ratio of expenses to average net assets                         1.75%       1.92%*

    Ratio of net investment income to average
    net assets                                                      0.58%       1.01%*

    Portfolio turnover rate                                        32.45%       9.81%

                                                                                 ----------------------
                                                                                 BERNSTEIN INTERMEDIATE
                                                                                   DURATION PORTFOLIO
                                                                                 ----------------------
                                                     SIX MONTHS
                                                    ENDED 3/31/01   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                     (UNAUDITED)      9/30/00       9/30/99       9/30/98      9/30/97      9/30/96
====================================================================================================================================
  Net asset value, beginning of period                   $12.51        $12.67        $13.49        $13.38       $13.08      $13.30
                                                         ------        ------        ------        ------       ------      ------

    Income from investment operations:

      Investment income, net                               0.39          0.81          0.77          0.73         0.75        0.80

      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies          0.34         (0.16)        (0.63)         0.37         0.35       (0.14)
                                                         ------        ------        ------        ------       ------      ------

  Total from investment operations                         0.73          0.65          0.14          1.10         1.10        0.66
                                                         ------        ------        ------        ------       ------      ------

    Less distributions:

      Dividends from taxable net investment income        (0.39)        (0.81)        (0.76)        (0.80)       (0.80)      (0.80)

      Dividends from tax-exempt net
      investment income                                       0             0             0             0            0           0

      Distributions from net realized gains                   0             0         (0.10)        (0.17)           0       (0.08)

      Distributions in excess of net investment
      income due to timing differences                        0             0         (0.03)        (0.02)           0           0

      Distributions in excess of net realized
      gains due to timing differences                         0             0         (0.07)            0            0           0
                                                         ------        ------        ------        ------       ------      ------

  Total distributions                                     (0.39)        (0.81)        (0.96)        (0.99)       (0.80)      (0.88)
                                                         ------        ------        ------        ------       ------      ------

  Portfolio transaction fee                                   0             0             0             0            0           0
                                                         ------        ------        ------        ------       ------      ------

  Net asset value, end of period                         $12.85        $12.51        $12.67        $13.49       $13.38      $13.08
                                                         ======        ======        ======        ======       ======      ======

  Total return                                             5.93%         5.37%         1.04%         8.59%        8.66%       5.05%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)          $2,081,455    $2,041,914    $2,674,408     $2,541,549  $2,058,220  $1,451,776

    Average net assets (000 omitted)                 $2,041,855    $2,298,018    $2,601,959     $2,303,250  $1,745,554  $1,310,208

    Ratio of expenses to average net assets                0.61%*        0.60%         0.60%          0.60        0.62%       0.63%

    Ratio of net investment income to average
    net assets                                             6.22%*        6.48%         5.89%          5.41        5.61%       5.99%

    Portfolio turnover rate                              260.92%       378.19%       229.75%        233.08%     238.04%     141.04%

                                                                        ---------------------------------------
                                                                        BERNSTEIN SHORT DURATION PLUS PORTFOLIO
                                                                        ---------------------------------------
                                                     SIX MONTHS
                                                    ENDED 3/31/01   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                     (UNAUDITED)      9/30/00       9/30/99       9/30/98      9/30/97      9/30/96
====================================================================================================================================
  Net asset value, beginning of period                  $12.25        $12.33        $12.53        $12.53       $12.48       $12.49
                                                        ------        ------        ------        ------       ------       ------

    Income from investment operations:

      Investment income, net                              0.36          0.72          0.67          0.65         0.67         0.69

      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies         0.20         (0.08)        (0.20)         0.09         0.08        (0.01)
                                                        ------        ------        ------        ------       ------       ------

  Total from investment operations                        0.56          0.64          0.47          0.74         0.75         0.68
                                                        ------        ------        ------        ------       ------       ------

    Less distributions:

      Dividends from taxable net investment income       (0.36)        (0.72)        (0.67)        (0.72)       (0.70)       (0.69)

      Dividends from tax-exempt net
      investment income                                      0             0             0             0            0            0

      Distributions from net realized gains                  0             0             0             0            0            0

      Distributions in excess of net investment
      income due to timing differences                       0             0             0         (0.02)           0            0

      Distributions in excess of net realized
      gains due to timing differences                        0             0             0             0            0            0
                                                        ------        ------        ------        ------       ------       ------

  Total distributions                                    (0.36)        (0.72)        (0.67)        (0.74)       (0.70)       (0.69)
                                                        ------        ------        ------        ------       ------       ------

  Portfolio transaction fee                                  0             0             0             0            0            0
                                                        ------        ------        ------        ------       ------       ------

  Net asset value, end of period                        $12.45        $12.25        $12.33        $12.53       $12.53       $12.48
                                                        ======        ======        ======        ======       ======       ======

  Total return                                            4.60%         5.37%         3.82%         6.10%        6.21%        5.54%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)           $368,619      $407,516      $557,016      $595,087     $612,744     $538,248

    Average net assets (000 omitted)                  $388,103      $490,232      $569,298      $591,866     $583,003     $532,094

    Ratio of expenses to average net assets               0.67%*        0.66%         0.65%         0.64%        0.65%        0.65%

    Ratio of net investment income to average
    net assets                                            5.83%*        5.88%         5.36%         5.24%        5.38%        5.47%

    Portfolio turnover rate                             157.72%       194.48%        95.60%        71.40%      118.58%      169.96%


*Annualized
+This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Total return to a shareholder for the years ending September 30, 1997 and September 30, 1996 without taking into account these transaction fees would have been 3.79% and 9.10%, respectively.
(a) Commenced operations December 15, 1995
See Notes to Financial Statements.


--------------------------------------------------------------------------------
18 Sanford C. Bernstein Fund, Inc.                     2001 Semiannual Report 19

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                                  ------------------------
                                                                                    BERNSTEIN GOVERNMENT
                                                                                  SHORT DURATION PORTFOLIO
                                                                                  ------------------------
                                                        SIX MONTHS
                                                       ENDED 3/31/01  YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                        (UNAUDITED)     9/30/00      9/30/99      9/30/98      9/30/97      9/30/96
====================================================================================================================================
  Net asset value, beginning of period                     $12.49       $12.46       $12.66       $12.53       $12.48       $12.55
                                                           ------       ------       ------       ------       ------       ------

    Income from investment operations:

     Investment income, net                                  0.31         0.61         0.58         0.64         0.67         0.65

     Net realized and unrealized gain (loss) on
     investments, futures and foreign currencies             0.31         0.03        (0.20)        0.13         0.05        (0.07)
                                                           ------       ------       ------       ------       ------       ------

  Total from investment operations                           0.62         0.64         0.38         0.77         0.72         0.58
                                                           ------       ------       ------       ------       ------       ------
    Less distributions:

     Dividends from taxable net investment income           (0.31)       (0.61)       (0.58)       (0.64)       (0.67)       (0.65)

     Dividends from tax-exempt net
     investment income                                          0            0            0            0            0            0

     Distributions from net realized gains                      0            0            0            0            0            0

     Distributions in excess of net investment
     income due to timing differences                           0            0            0            0            0            0

     Distributions in excess of net realized
     gains due to timing differences                            0            0            0            0            0            0
                                                           ------       ------       ------       ------       ------       ------

  Total distributions                                       (0.31)       (0.61)       (0.58)       (0.64)       (0.67)       (0.65)
                                                           ------       ------       ------       ------       ------       ------

  Portfolio transaction fee                                     0            0            0            0            0            0
                                                           ------       ------       ------       ------       ------       ------

  Net asset value, end of period                           $12.80       $12.49       $12.46       $12.66       $12.53       $12.48
                                                           ======       ======       ======       ======       ======       ======

  Total return                                               5.02%        5.30%        3.07%        6.35%        5.88%        4.76%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)              $109,244      $95,617     $127,598     $138,037     $142,081     $139,802

    Average net assets (000 omitted)                     $101,746     $112,827     $132,741     $139,410     $136,888     $145,268

    Ratio of expenses to average net assets                  0.73%*       0.72%        0.70%        0.70%        0.69%        0.69%

    Ratio of net investment income to average
    net assets                                               4.95%*       4.91%        4.61%        5.13%        5.32%        5.21%

    Portfolio turnover rate                                112.13%      159.52%       82.16%       56.93%       80.11%      155.29%

                                                                        -----------------------------------------
                                                                        BERNSTEIN DIVERSIFIED MUNICIPAL PORTFOLIO
                                                                        -----------------------------------------
                                                     SIX MONTHS
                                                    ENDED 3/31/01  YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                     (UNAUDITED)     9/30/00      9/30/99      9/30/98       9/30/97       9/30/96
===================================================================================================================================
  Net asset value, beginning of period                  $13.50         $13.47       $13.96       $13.74        $13.44      $13.50
                                                        ------         ------       ------       ------        ------      ------

    Income from investment operations:

     Investment income, net                               0.30           0.58         0.56         0.58          0.60        0.63

     Net realized and unrealized gain (loss) on
     investments, futures and foreign currencies          0.38           0.08        (0.46)        0.23          0.31       (0.04)
                                                        ------         ------       ------       ------        ------      ------

  Total from investment operations                        0.68           0.66         0.10         0.81          0.91        0.59
                                                        ------         ------       ------       ------        ------      ------
    Less distributions:

     Dividends from taxable net investment income        (0.29)         (0.01)       (0.02)       (0.02)        (0.02)      (0.01)

     Dividends from tax-exempt net
     investment income                                       0          (0.57)       (0.54)       (0.56)        (0.58)      (0.62)

     Distributions from net realized gains                   0          (0.05)       (0.03)       (0.01)        (0.01)      (0.02)

     Distributions in excess of net investment
     income due to timing differences                        0              0            0            0             0           0

     Distributions in excess of net realized
     gains due to timing differences                         0              0            0            0             0           0
                                                        ------         ------       ------       ------        ------      ------

  Total distributions                                    (0.29)         (0.63)       (0.59)       (0.59)        (0.61)      (0.65)
                                                        ------         ------       ------       ------        ------      ------

  Portfolio transaction fee                                  0              0            0            0             0           0
                                                        ------         ------       ------       ------        ------      ------

  Net asset value, end of period                        $13.89         $13.50       $13.47       $13.96        $13.74      $13.44
                                                        ======         ======       ======       ======        ======      ======

  Total return                                            5.12%          5.04%        0.77%        5.98%         6.95%       4.38%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)         $1,274,614     $1,205,781   $1,517,233   $1,385,785    $1,114,374    $820,395

    Average net assets (000 omitted)                $1,229,410     $1,329,585   $1,458,118   $1,250,621      $965,455    $744,452

    Ratio of expenses to average net assets               0.63%*         0.63%        0.63%        0.63%         0.65%       0.66%

    Ratio of net investment income to average
    net assets                                            4.36%*         4.30%        4.08%        4.17%         4.43%       4.61%

    Portfolio turnover rate                              15.28%         34.94%       44.69%       22.00%        24.65%      25.22%

*Annualized
See Notes to Financial Statements.


--------------------------------------------------------------------------------
20 Sanford C. Bernstein Fund, Inc.                     2001 Semiannual Report 21

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                          ----------------------------------------
                                                                          BERNSTEIN CALIFORNIA MUNICIPAL PORTFOLIO
                                                                          ----------------------------------------
                                                       SIX MONTHS
                                                      ENDED 3/31/01  YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED
                                                       (UNAUDITED)     9/30/00      9/30/99      9/30/98      9/30/97     9/30/96
==================================================================================================================================
  Net asset value, beginning of period                   $13.81        $13.69       $14.19       $13.90       $13.58      $13.58
                                                         ------        ------       ------       ------       ------      ------

    Income from investment operations:

     Investment income, net                                0.29          0.57         0.54         0.57         0.59        0.61

     Net realized and unrealized gain (loss) on
     investments, futures and foreign currencies           0.32          0.16        (0.46)        0.30         0.32           0
                                                         ------        ------       ------       ------       ------      ------

  Total from investment operations                         0.61          0.73         0.08         0.87         0.91        0.61
                                                         ------        ------       ------       ------       ------      ------

    Less distributions:

     Dividends from taxable net investment income             0         (0.02)       (0.02)       (0.02)       (0.03)      (0.03)

     Dividends from tax-exempt net
     investment income                                    (0.29)        (0.55)       (0.52)       (0.55)       (0.56)      (0.58)

     Distributions from net realized gains                    0         (0.04)       (0.04)       (0.01)           0           0

     Distributions in excess of net investment
     income due to timing differences                         0             0            0            0            0           0

     Distributions in excess of net realized
     gains due to timing differences                          0             0            0            0            0           0
                                                         ------        ------       ------       ------       ------      ------

  Total distributions                                     (0.29)        (0.61)       (0.58)       (0.58)       (0.59)      (0.61)
                                                         ------        ------       ------       ------       ------      ------

  Portfolio transaction fee                                   0             0            0            0            0           0
                                                         ------        ------       ------       ------       ------      ------

  Net asset value, end of period                         $14.13        $13.81       $13.69       $14.19       $13.90      $13.58
                                                         ======        ======       ======       ======       ======      ======

  Total return                                             4.46%         5.44%        0.60%        6.37%        6.82%       4.60%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)            $457,807      $450,744     $605,962     $549,757     $411,384    $285,758

    Average net assets (000 omitted)                   $449,899      $524,573     $586,510     $473,077     $339,514    $246,410

    Ratio of expenses to average net assets                0.65%*        0.64%        0.64%        0.65%        0.67%       0.68%

    Ratio of net investment income to average
    net assets                                             4.19%*        4.15%        3.88%        4.04%        4.26%       4.48%

    Portfolio turnover rate                               21.19%        48.46%       38.44%       25.33%       41.32%      23.87%

                                                                          ----------------------------------------
                                                                           BERNSTEIN NEW YORK MUNICIPAL PORTFOLIO
                                                                          ----------------------------------------
                                                       SIX MONTHS
                                                      ENDED 3/31/01  YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                       (UNAUDITED)     9/30/00      9/30/99      9/30/98      9/30/97      9/30/96
===================================================================================================================================
  Net asset value, beginning of period                   $13.37        $13.36       $13.87       $13.62       $13.35       $13.48
                                                         ------        ------       ------       ------       ------       ------

    Income from investment operations:

     Investment income, net                                0.29          0.57         0.56         0.58         0.61         0.64

     Net realized and unrealized gain (loss) on
     investments, futures and foreign currencies           0.40          0.07        (0.46)        0.26         0.27        (0.07)
                                                         ------        ------       ------       ------       ------       ------

  Total from investment operations                         0.69          0.64         0.10         0.84         0.88         0.57
                                                         ------        ------       ------       ------       ------       ------

    Less distributions:

     Dividends from taxable net investment income             0             0        (0.01)       (0.01)       (0.01)       (0.02)

     Dividends from tax-exempt net
     investment income                                    (0.29)        (0.57)       (0.55)       (0.57)       (0.60)       (0.62)

     Distributions from net realized gains                    0         (0.05)       (0.05)       (0.01)           0        (0.06)

     Distributions in excess of net investment
     income due to timing differences                         0             0            0            0            0            0

     Distributions in excess of net realized
     gains due to timing differences                          0         (0.01)           0            0            0            0
                                                         ------        ------       ------       ------       ------       ------

  Total distributions                                     (0.29)        (0.63)       (0.61)       (0.59)       (0.61)       (0.70)
                                                         ------        ------       ------       ------       ------       ------

  Portfolio transaction fee                                   0             0            0            0            0            0
                                                         ------        ------       ------       ------       ------       ------

  Net asset value, end of period                         $13.77        $13.37       $13.36       $13.87       $13.62       $13.35
                                                         ======        ======       ======       ======       ======       ======

  Total return                                             5.17%         4.93%        0.74%        6.32%        6.73%        4.31%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)            $716,558      $673,723     $845,970     $816,082     $671,700     $539,217

    Average net assets (000 omitted)                   $686,314      $743,412     $843,755     $746,257     $603,119     $497,391

    Ratio of expenses to average net assets                0.64%*        0.64%        0.64%        0.64%        0.65%        0.66%

    Ratio of net investment income to average
    net assets                                             4.24%*        4.33%        4.09%        4.25%        4.51%        4.73%

    Portfolio turnover rate                               21.61%        32.88%       35.13%       27.20%       25.94%       26.19%

*Annualized
See Notes to Financial Statements.


--------------------------------------------------------------------------------
22 Sanford C. Bernstein Fund, Inc.                     2001 Semiannual Report 23

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                               -------------------------------
                                                                                  BERNSTEIN SHORT DURATION
                                                                               DIVERSIFIED MUNICIPAL PORTFOLIO
                                                                               -------------------------------
                                                      SIX MONTHS
                                                     ENDED 3/31/01   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED
                                                      (UNAUDITED)     9/30/00       9/30/99      9/30/98      9/30/97     9/30/96
==================================================================================================================================
  Net asset value, beginning of period                  $12.44         $12.49       $12.57       $12.56       $12.52      $12.63
                                                        ------         ------       ------       ------       ------      ------

    Income from investment operations:

      Investment income, net                              0.24           0.47         0.42         0.45         0.46        0.52

      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies         0.15          (0.01)       (0.05)        0.04         0.05       (0.06)
                                                        ------         ------       ------       ------       ------      ------

  Total from investment operations                        0.39           0.46         0.37         0.49         0.51        0.46
                                                        ------         ------       ------       ------       ------      ------

    Less distributions:

      Dividends from taxable net investment income       (0.24)         (0.01)       (0.01)       (0.01)       (0.02)      (0.02)

      Dividends from tax-exempt net
      investment income                                      0          (0.46)       (0.41)       (0.44)       (0.44)      (0.50)

      Distributions from net realized gains                  0              0        (0.03)       (0.03)       (0.01)      (0.05)

      Distributions in excess of net investment
      income due to timing differences                       0              0            0            0            0           0

      Distributions in excess of net realized
      gains due to timing differences                        0          (0.04)           0            0            0           0
                                                        ------         ------       ------       ------       ------      ------

  Total distributions                                    (0.24)         (0.51)       (0.45)       (0.48)       (0.47)      (0.57)
                                                        ------         ------       ------       ------       ------      ------

  Portfolio transaction fee                                  0              0            0            0            0           0
                                                        ------         ------       ------       ------       ------      ------

  Net asset value, end of period                        $12.59         $12.44       $12.49       $12.57       $12.56      $12.52
                                                        ======         ======       ======       ======       ======      ======

  Total return                                            3.15%          3.77%        2.91%        4.02%        4.17%       3.68%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)           $142,472       $158,315     $170,722     $158,553     $151,821    $119,096

    Average net assets (000 omitted)                  $142,260       $168,807     $167,918     $150,699     $135,288    $105,467

    Ratio of expenses to average net assets               0.73%*         0.71%        0.71%        0.71%        0.72%       0.71%

    Ratio of net investment income to average
    net assets                                            3.83%*         3.75%        3.29%        3.58%        3.66%       4.07%

    Portfolio turnover rate                              30.85%         99.12%       95.33%       99.93%       68.25%      63.40%

                                                                                ------------------------------
                                                                                   BERNSTEIN SHORT DURATION
                                                                                CALIFORNIA MUNICIPAL PORTFOLIO
                                                                                ------------------------------
                                                       SIX MONTHS
                                                      ENDED 3/31/01  YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                       (UNAUDITED)     9/30/00      9/30/99      9/30/98      9/30/97      9/30/96
===================================================================================================================================
  Net asset value, beginning of period                  $12.51         $12.53       $12.61       $12.55       $12.53       $12.65
                                                        ------         ------       ------       ------       ------       ------

    Income from investment operations:

      Investment income, net                              0.24           0.45         0.40         0.42         0.45         0.50

      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies         0.13           0.02        (0.04)        0.07         0.03        (0.07)
                                                        ------         ------       ------       ------       ------       ------

  Total from investment operations                        0.37           0.47         0.36         0.49         0.48         0.43
                                                        ------         ------       ------       ------       ------       ------

    Less distributions:

      Dividends from taxable net investment income           0          (0.03)       (0.02)       (0.02)       (0.04)       (0.05)

      Dividends from tax-exempt net
      investment income                                  (0.24)         (0.42)       (0.38)       (0.40)       (0.41)       (0.45)

      Distributions from net realized gains                  0          (0.04)       (0.04)       (0.01)       (0.01)       (0.05)

      Distributions in excess of net investment
      income due to timing differences                       0              0            0            0            0            0

      Distributions in excess of net realized
      gains due to timing differences                        0              0            0            0            0            0
                                                        ------         ------       ------       ------       ------       ------

  Total distributions                                    (0.24)         (0.49)       (0.44)       (0.43)       (0.46)       (0.55)
                                                        ------         ------       ------       ------       ------       ------

  Portfolio transaction fee                                  0              0            0            0            0            0
                                                        ------         ------       ------       ------       ------       ------

  Net asset value, end of period                        $12.64         $12.51       $12.53       $12.61       $12.55       $12.53
                                                        ======         ======       ======       ======       ======       ======

  Total return                                            2.95%          3.87%        2.90%        3.98%        3.89%        3.50%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)            $57,091        $58,089     $108,511      $99,050      $86,311      $72,925

    Average net assets (000 omitted)                   $58,697        $83,374      $97,808      $88,338      $76,339      $68,060

    Ratio of expenses to average net assets               0.79%*         0.73%        0.73%        0.73%        0.74%        0.72%

    Ratio of net investment income to average
    net assets                                            3.78%*         3.58%        3.18%        3.34%        3.56%        3.96%

    Portfolio turnover rate                              30.70%         94.20%      126.65%       77.01%       75.36%       60.76%

                                                         ------------------------
                                                         BERNSTEIN SHORT DURATION
                                                            NEW YORK MUNICIPAL
                                                                PORTFOLIO
                                                         ------------------------
                                                        SIX MONTHS
                                                       ENDED 3/31/01     YEAR ENDED
                                                        (UNAUDITED)       9/30/00
===================================================================================
  Net asset value, beginning of period                    $12.31           $12.35
                                                          ------           ------

    Income from investment operations:

      Investment income, net                                0.23             0.48

      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies           0.17            (0.04)
                                                          ------           ------

  Total from investment operations                          0.40             0.44
                                                          ------           ------

    Less distributions:

      Dividends from taxable net investment income         (0.23)           (0.01)

      Dividends from tax-exempt net
      investment income                                        0            (0.47)

      Distributions from net realized gains                    0                0

      Distributions in excess of net investment
      income due to timing differences                         0                0

      Distributions in excess of net realized
      gains due to timing differences                          0                0
                                                          ------           ------

  Total distributions                                      (0.23)           (0.48)
                                                          ------           ------

  Portfolio transaction fee                                    0                0
                                                          ------           ------

  Net asset value, end of period                          $12.48           $12.31
                                                          ======           ======

  Total return                                              3.27%            3.64%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)             $102,252          $93,774

    Average net assets (000 omitted)                     $94,297         $106,683

    Ratio of expenses to average net assets                 0.73%*           0.72%

    Ratio of net investment income to average
    net assets                                              3.73%*           3.91%

    Portfolio turnover rate                                54.22%           65.09%

*Annualized
See Notes to Financial Statements.


--------------------------------------------------------------------------------
24 Sanford C. Bernstein Fund, Inc.                     2001 Semiannual Report 25

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                      ----------------------------
                                                                        BERNSTEIN SHORT DURATION
                                                                      NEW YORK MUNICIPAL PORTFOLIO
                                                                      ----------------------------
                                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                         9/30/99        9/30/98          9/30/97         9/30/96
=================================================================================================================
  Net asset value, beginning of period                   $12.47          $12.47          $12.52          $12.60
                                                         ------          ------          ------          ------

    Income from investment operations:

     Investment income, net                                0.44            0.46            0.50            0.51

     Net realized and unrealized gain (loss) on
     investments, futures and foreign currencies          (0.12)           0.01           (0.01)          (0.07)
                                                         ------          ------          ------          ------

  Total from investment operations                         0.32            0.47            0.49            0.44
                                                         ------          ------          ------          ------

    Less distributions:

     Dividends from taxable net investment income         (0.02)          (0.01)          (0.08)          (0.02)

     Dividends from tax-exempt net
     investment income                                    (0.42)          (0.45)          (0.42)          (0.49)

     Distributions from net realized gains                    0           (0.01)          (0.04)          (0.01)

     Distributions in excess of net investment
     income due to timing differences                         0               0               0               0

     Distributions in excess of net realized
     gains due to timing differences                          0               0               0               0
                                                         ------          ------          ------          ------

  Total distributions                                     (0.44)          (0.47)          (0.54)          (0.52)
                                                         ------          ------          ------          ------

  Portfolio transaction fee                                   0               0               0               0
                                                         ------          ------          ------          ------

  Net asset value, end of period                         $12.35          $12.47          $12.47          $12.52
                                                         ======          ======          ======          ======

  Total return                                             2.64%           3.86%           3.99%           3.53%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)            $101,901         $78,652         $76,142         $58,750

    Average net assets (000 omitted)                    $92,014         $77,989         $69,567         $54,087

    Ratio of expenses to average net assets                0.74%           0.74%           0.76%           0.74%

    Ratio of net investment income to average
    net assets                                             3.57%           3.66%           3.97%           4.02%

    Portfolio turnover rate                               77.64%          52.93%          98.01%          55.81%

See Notes to Financial Statements.

--------------------------------------------------------------------------------

26 Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.

Notes to Financial Statements (Unaudited)

NOTE 1. Organization and Significant Accounting Policies

            Sanford C. Bernstein Fund, Inc. (the "Fund") is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series of shares (the "Portfolios"), each with its own investment objectives. At March 31, 2001, the three International Equity Portfolios are Bernstein Tax-Managed International Value (formerly Bernstein International Value), Bernstein International Value II and Bernstein Emerging Markets Value; the nine Fixed-Income Portfolios are Bernstein Intermediate Duration, Bernstein Short Duration Plus, Bernstein Government Short Duration, Bernstein Diversified Municipal, Bernstein California Municipal, Bernstein New York Municipal, Bernstein Short Duration Diversified Municipal, Bernstein Short Duration California Municipal and Bernstein Short Duration New York Municipal. As of the close of business on April 30, 1999, the Bernstein International Value Portfolio's name was changed to Bernstein Tax-Managed International Value Portfolio and the Bernstein International Value Portfolio II commenced operations through an in-kind redemption in the amount of $2,220,907,516 from the Bernstein International Value Portfolio.

            Effective October 2, 2000, the Fund's former investment manager, Sanford C. Bernstein & Co., Inc., was acquired by Alliance Capital Management L.P. ("Alliance"). Alliance is a Delaware limited partnership, with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a registered investment adviser that manages assets for public and private employee benefit plans, public employee retirement funds, foundations, endowments, banks and insurance companies worldwide. Alliance is also a mutual fund sponsor with a family of diversified portfolios distributed globally.

     A.     Portfolio Valuation

            The net asset value of each Portfolio is computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m., New York time). The value of each security for which readily available market quotations exist is based on the most recent sales price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by Alliance Capital Management L.P. (the "Adviser"). The Adviser may also use an independent pricing service to value the Portfolios' assets to the extent that the Adviser deemed appropriate. Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser of the Fund under procedures established by and under the general supervision of the Board of Directors.

     B.     Foreign Currency Translation

            The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m. New York time. Amounts related to the purchase and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

            Net realized gain on foreign currency transactions represents net foreign exchange gains from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency-denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

            The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year. The Fund does isolate the effect of changes in foreign exchange rates from changes in market prices of debt securities sold during the year, as required by the Internal Revenue Code.


--------------------------------------------------------------------------------
                                                       2001 Semiannual Report 27

Sanford C. Bernstein Fund, Inc.

            The Tax-Managed International Value Portfolio, International Value Portfolio II, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

     C.     Security Transactions and Related Investment Income

            Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

     D.     Futures Contracts

            Upon entering into a futures contract, a Portfolio is required by the Exchange to deposit cash or to pledge U.S. Government securities with a broker in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

     E.     Written Options

            When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as an asset and a corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the option. The current market value is based on the last sale price on the exchange on which the option is principally traded, or, in the absence of a last sale, the option is priced at the mean between the bid and asked prices. When a call option is exercised, a Portfolio realizes a gain or loss on the underlying security, with the proceeds from the security sale increased by the amount of the option premium received. When a put option is exercised, the cost basis of the security purchased by a Portfolio is reduced by the option premium received.

     F.     Taxes

            Each of the 12 Portfolios of the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

     G.     Repurchase Agreements

            Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receives delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

     H.     Securities Transactions on a When-Issued or Delayed-Delivery Basis

            Any Portfolio of the Fund may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued basis, the Portfolio will record the transaction and use


--------------------------------------------------------------------------------
28 Sanford C. Bernstein Fund, Inc.

            the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value.

     I.     Distribution of Income and Gains

            Net investment income of each Portfolio except the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio will be paid to shareholders at least once a year. Distributions of net realized gains, less any available loss carryforwards, if any, for all Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

            Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified to paid-in capital in the year they arise.

     J.     Expenses

            Each Portfolio is charged for those expenses that are directly attributable to it, such as management, custodian, transfer-agent and shareholder servicing and administration. Other expenses are allocated among the Portfolios based on respective net assets.

     K.     Organization Costs

            Costs incurred in connection with the organization of the Emerging Markets Value Portfolio ($48,194) have been amortized on a straight-line basis over a five-year period, beginning with the commencement of operations of the Portfolio.

     L.     Use of Estimates

            The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     M.     Portfolio Transaction Fee

            The Emerging Markets Value Portfolio imposes a 2.00% fee on purchases and redemptions. This fee is retained by the Portfolio and is included in the financial statements as an item of additional paid-in capital.

     N.     Securities Lending

            Each of the Portfolios of the Fund may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that collateral levels are maintained. Cash collateral received is invested by the securities lending agent in liquid short-term investments such as repurchase agreements and overnight time deposits pursuant to investment guidelines set forth by the Fund. Cash collateral received is recorded as an asset as well as a corresponding liability in the Statements of Assets and Liabilities. At March 31, 2001, the Tax-Managed International Value Portfolio had securities on loan with a value of $709,274,230 and had received collateral of $760,873,236, of which $558,556,388 was cash collateral and $202,316,848 was collateral in the form of U.S. Government securities. At March 31, 2001, the International Value Portfolio II had securities on loan with a value of $424,981,027 and had received collateral of $454,018,972, of which $401,222,009 was cash collateral and $52,796,963 was collateral in the form of U.S. Government securities. The Tax-Managed International Value Portfolio and the International Value


--------------------------------------------------------------------------------
                                                       2001 Semiannual Report 29

Sanford C. Bernstein Fund, Inc.

            Portfolio II earned $703,016 and $408,184, respectively, from securities lending transactions for the period ended March 31, 2001. This amount is reflected in the Statement of Operations as a component of interest income.

NOTE 2.     Investment Management and Transactions with Affiliated Persons

     A.     Management Fee

            On July 20, 2000, the Fund's Board of Directors approved a new Investment Management Agreement with Alliance. On September 25, 2000, shareholders of each respective Portfolio approved the new Investment Management Agreement. Under the agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. Effective October 2, 2000, the Adviser is to receive an investment management fee, based on the annual rate, for these services as follows:

                                                                            AVERAGE DAILY NET ASSETS

                                                         FIRST $1 BILLION                              THEREAFTER
======================================================================================================================
  Intermediate Duration, Short Duration Plus,
  Government Short Duration, Diversified Municipal,
  California Municipal and New York Municipal Portfolios      .500%                                      .450%

----------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE DAILY NET ASSETS

                                                              FIRST          NEXT           NEXT
                                                           $1 BILLION     $3 BILLION     $2 BILLION    THEREAFTER
======================================================================================================================
  Tax-Managed International Value Portfolio and
  International Value Portfolio II                              1%          .900%          .875%         .850%

----------------------------------------------------------------------------------------------------------------------
  Short Duration Diversified Municipal, Short Duration
  California Municipal and Short Duration New York
  Municipal Portfolios                                              .500% of the average daily net assets

----------------------------------------------------------------------------------------------------------------------

  Emerging Markets Value Portfolio                                  1.25% of the average daily net assets

            Prior to October 2, 2000, the investment management fees for the Tax-Managed International Value Portfolio and International Value Portfolio II were assessed at an annual rate of 1% of each Portfolio's average daily net assets up to and including $1 billion and at an annual rate of .90% of average daily net assets in excess of $1 billion. The investment management fees for all other Portfolios remained unchanged.

     B.     Shareholder Servicing and Administrative Fee

            Under the Shareholder Servicing and Administrative Agreement dated as of October 2, 2000, between the Fund and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders, and administrative services to the Fund and the Portfolios. Under the agreement, the fee payable by each Portfolio except the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio to the Adviser for services under this agreement is .10 of 1% of average daily net assets of each Portfolio during the month, and the fee paid by the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio for services under this agreement is .25 of 1% of average daily net assets of each Portfolio during the month. The fee payable to Alliance under this agreement is identical to the fee payable to Sanford C. Bernstein & Co., Inc. under the previous agreements.


--------------------------------------------------------------------------------
30 Sanford C. Bernstein Fund, Inc.

     C.     Distribution

            Under the Distribution Agreement between the Fund and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell shares of the 12 Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of Alliance.

     D.     Directors and Officers

            Each of the seven directors not affiliated with the Adviser or its affiliates receives annual compensation of $40,000 from the Fund, in addition to reimbursement of expenses incurred in connection with attending meetings of the Board of Directors. None of the directors affiliated with the Adviser or its affiliates receives compensation for services as a director of the Fund. Similarly, none of the Fund's officers receives compensation from the Fund.

     E.     Transactions with Affiliates

            The Emerging Markets Value Portfolio paid commissions to Sanford C. Bernstein & Co., LLC (formerly Sanford C. Bernstein & Co., Inc.) in the amount of $42,387 for the period ended March 31, 2001.

NOTE 3.     Investment Security Transactions

     A.     Purchases and Sales

            For the period from October 1, 2000 through March 31, 2001, the Portfolios had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                            PURCHASES                           SALES
                                          EXCLUDING U.S.   PURCHASES OF     EXCLUDING U.S.     SALES OF
                                            GOVERNMENT    U.S. GOVERNMENT     GOVERNMENT    U.S. GOVERNMENT
                                            SECURITIES      SECURITIES        SECURITIES      SECURITIES
===========================================================================================================
  Tax-Managed International Value          $614,522,085                0     $560,744,747                0
  International Value II                    284,279,472                0      381,000,108                0
  Emerging Markets Value                    117,378,294                0       81,071,861                0
  Intermediate Duration                     272,011,313   $5,293,915,390      882,039,165   $4,953,174,179
  Short Duration Plus                        66,097,325      526,817,760      128,758,029      500,592,952
  Government Short Duration                     495,916      121,039,674                0      116,384,723
  Diversified Municipal                     237,763,104                0      183,610,021                0
  California Municipal                      106,264,785                0       52,267,222       40,447,446
  New York Municipal                        150,228,024       18,194,531      128,463,336       17,840,625
  Short Duration Diversified Municipal       45,876,851                0       42,236,605                0
  Short Duration California Municipal        14,341,682        5,029,625       12,169,821        5,047,240
  Short Duration New York Municipal          61,748,180                0       50,539,552                0

     B.     Transactions in Securities of Affiliated Issuers

            Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of transactions in the securities of these issuers for the period ended March 31, 2001 is set forth below:


--------------------------------------------------------------------------------
                                                       2001 Semiannual Report 31

Sanford C. Bernstein Fund, Inc.


BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO

                                       ACQUISITIONS    DISPOSITIONS
                         BEGINNING    -------------   -------------     ENDING    REALIZED
                           SHARE       SHARE           SHARE             SHARE      GAIN     DIVIDEND      ENDING
  AFFILIATE                AMOUNT     AMOUNT   COST   AMOUNT   COST     AMOUNT     (LOSS)     INCOME        VALUE
===================================================================================================================
  Jilin Chemical
   Industrial Co., Ltd.  56,100,000      0       0       0       0    56,100,000      0          0       $3,883,821
  Thai-German
   Ceramic Industry
   Public Co., Ltd.
   (Foreign)              4,471,400      0       0       0       0     4,471,400      0          0          486,723
                                                --              --                   --         --       ----------
                                                 0               0                    0          0       $4,370,544
                                                ==              ==                   ==         ==       ==========

     C.     Federal Income Tax Status

            At September 30, 2000, the following Portfolios had capital loss carryforwards as shown below:

                                                         CAPITAL LOSS
                                                      CARRYFORWARD AMOUNT     EXPIRATION
========================================================================================
  Intermediate Duration Portfolio                         $16,091,312          9/30/2008
  Short Duration Plus Portfolio                             3,657,078          9/30/2003
  Short Duration Plus Portfolio                               288,982          9/30/2008
  Government Short Duration Portfolio                         573,254          9/30/2003
  Diversified Municipal Portfolio                             276,500          9/30/2008
  California Municipal Portfolio                              227,023          9/30/2008
  New York Municipal Portfolio                              1,323,001          9/30/2008
  Short Duration Diversified Municipal Portfolio               58,171          9/30/2008
  Short Duration California Municipal Portfolio                21,025          9/30/2008
  Short Duration New York Municipal Portfolio                 165,582          9/30/2007
  Short Duration New York Municipal Portfolio                  20,583          9/30/2008
----------------------------------------------------------------------------------------

            At September 30, 2000, the following Portfolios had post-October loss deferrals as shown below. For tax purposes, these losses are deemed to arise on October 1, 2000:

                                                                    POST-OCTOBER
                                                                   LOSS DEFERRAL
================================================================================
  Intermediate Duration Portfolio                                  $45,161,592
  Short Duration Plus Portfolio                                      4,548,668
  Government Short Duration Portfolio                                1,082,925
  Diversified Municipal Portfolio                                   10,731,407
  California Municipal Portfolio                                     3,514,700
  New York Municipal Portfolio                                       4,366,917
  Short Duration Diversified Municipal Portfolio                       658,539
  Short Duration California Municipal Portfolio                        206,778
  Short Duration New York Municipal Portfolio                          720,508
--------------------------------------------------------------------------------

            Additionally, the Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio had post-October foreign currency loss deferrals of $1,355,271, $4,685,129, and $510,713, respectively. For tax purposes, these losses are deemed to arise on October 1, 2000.


--------------------------------------------------------------------------------
32 Sanford C. Bernstein Fund, Inc.

     D.     Foreign Currency Contracts

            At March 31, 2001, the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio had outstanding foreign currency contracts to purchase and sell foreign currencies as follows:


  FOREIGN CURRENCY BUY CONTRACTS--BERNSTEIN TAX-MANAGED INTERNATIONAL VALUE PORTFOLIO

                                         VALUE RECEIVABLE AT       CURRENT           CONTRACT            CONTRACT
  FOREIGN CURRENCY                         SETTLEMENT DATES         VALUE          APPRECIATION       (DEPRECIATION)
====================================================================================================================
  Settlement 06/01/01 through 06/30/01
   Euro                                       $60,320,317        $59,235,240                  0        $(1,085,077)
   Norwegian Kroner                            32,481,994         32,069,125                  0           (412,869)
                                              -----------        -----------                 --        -----------
  Total                                       $92,802,311        $91,304,365                  0        $(1,497,946)
                                              ===========        ===========                 ==        ===========


  FOREIGN CURRENCY SELL CONTRACTS--BERNSTEIN TAX-MANAGED INTERNATIONAL VALUE PORTFOLIO

                                           VALUE PAYABLE AT        CURRENT           CONTRACT            CONTRACT
  FOREIGN CURRENCY                         SETTLEMENT DATES         VALUE          APPRECIATION       (DEPRECIATION)
====================================================================================================================
  Settlement 06/01/01 through 06/30/01
   British Pounds                            $ 81,967,900       $ 80,082,889        $ 1,885,011                  0
   Euro                                        67,530,463         64,780,293          2,750,170                  0
   Hong Kong Dollars                           28,330,791         28,331,067                  0              $(276)
   Japanese Yen                               475,559,059        454,687,210         20,871,849                  0
   New Zealand Dollars                         30,630,080         29,762,240            867,840                  0
   Norwegian Kroner                            83,446,105         81,857,800          1,588,305                  0
   Singapore Dollars                           21,898,228         21,330,880            567,348                  0
                                             ------------       ------------        -----------              -----
  Total                                      $789,362,626       $760,832,379        $28,530,523              $(276)
                                             ============       ============        ===========              =====


  FOREIGN CURRENCY BUY CONTRACTS--BERNSTEIN INTERNATIONAL VALUE PORTFOLIO II

                                         VALUE RECEIVABLE AT       CURRENT           CONTRACT            CONTRACT
  FOREIGN CURRENCY                         SETTLEMENT DATES         VALUE          APPRECIATION       (DEPRECIATION)
====================================================================================================================
  Settlement 06/01/01 through 06/30/01
   Euro                                       $23,306,140        $23,812,100           $505,960                  0
   Norwegian Kroner                            20,418,405         20,609,418            191,013
                                              -----------        -----------           --------                 --
  Total                                       $43,724,545        $44,421,518           $696,973                  0
                                              ===========        ===========           ========                 ==


  FOREIGN CURRENCY SELL CONTRACTS--BERNSTEIN INTERNATIONAL VALUE PORTFOLIO II

                                           VALUE PAYABLE AT        CURRENT           CONTRACT            CONTRACT
  FOREIGN CURRENCY                         SETTLEMENT DATES         VALUE          APPRECIATION       (DEPRECIATION)
====================================================================================================================
  Settlement 06/01/01 through 06/30/01
   British Pounds                            $ 51,382,185       $ 50,175,790        $ 1,206,395                  0
   Hong Kong Dollars                           25,769,231         25,767,169              2,062                  0
   Japanese Yen                               313,054,127        298,446,364         14,607,763                  0
   New Zealand Dollars                         16,147,950         15,685,500            462,450                  0
   Norwegian Kroner                            31,732,305         31,112,487            619,818                  0
   Singapore Dollars                            8,690,680          8,465,517            225,163                  0
                                             ------------       ------------        -----------                 --
  Total                                      $446,776,478       $429,652,827        $17,123,651                  0
                                             ============       ============        ===========                 ==


--------------------------------------------------------------------------------
                                                       2001 Semiannual Report 33

Sanford C. Bernstein Fund, Inc.


  FOREIGN CURRENCY SELL CONTRACT--BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO

                                             VALUE PAYABLE AT        CURRENT             CONTRACT            CONTRACT
  FOREIGN CURRENCY                           SETTLEMENT DATES         VALUE            APPRECIATION       (DEPRECIATION)
========================================================================================================================
  Settlement 04/01/01 through 04/30/01
   Philippine Peso                               $101,112           $100,959               $153                  0
                                                 --------           --------               ----                 --
  Total                                          $101,112           $100,959               $153                  0
                                                 ========           ========               ====                 ==

NOTE 4. Concentration of Credit Risk

            The two California Municipal Portfolios and the two New York Municipal Portfolios invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable State and the financial condition of that State and its agencies and municipalities.

NOTE 5. Risks Involved in Futures and Foreign Currency Contracts

            All Portfolios of the Fund may purchase or sell financial futures contracts. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Fund's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

            Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTE 6. Capital-Share Transactions

            The Fund has authorized 2 billion shares of common stock, par value $0.001 per share, of which, at March 31, 2001, 1,850 million are divided into 12 Portfolios. It has allocated 400 million to the Bernstein Tax-Managed International Value Portfolio; 300 million each to the Bernstein Intermediate Duration Portfolio and the Bernstein International Value Portfolio II; 200 million to the Bernstein Diversified Municipal Portfolio; 100 million each to the Bernstein Emerging Markets Value Portfolio, Bernstein Short Duration Plus Portfolio, Bernstein Government Short Duration Portfolio, Bernstein California Municipal Portfolio and Bernstein New York Municipal Portfolio; and 50 million allocated to each of the Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration California Municipal Portfolio and Bernstein Short Duration New York Municipal Portfolio. Share transactions for each portfolio for the period ended March 31, 2001 and for the year ended September 30, 2000 were as follows:


--------------------------------------------------------------------------------
34 Sanford C. Bernstein Fund, Inc.


                                     BERNSTEIN TAX-MANAGED                BERNSTEIN                     BERNSTEIN
                                      INTERNATIONAL VALUE            INTERNATIONAL VALUE         EMERGING MARKETS VALUE
                                          PORTFOLIO                     PORTFOLIO II                    PORTFOLIO

                                  SIX MONTHS       YEAR ENDED     SIX MONTHS     YEAR ENDED     SIX MONTHS    YEAR ENDED
                                 ENDED 3/31/01      9/30/00     ENDED 3/31/01     9/30/00     ENDED 3/31/01    9/30/00
=========================================================================================================================
  Shares sold                      12,626,347      20,295,158      5,949,749     12,998,219      5,734,295     7,339,149

  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                   14,933,212       2,561,840     17,312,981      1,217,988        897,544       181,161

  Shares redeemed                 (17,969,764)    (57,115,367)   (14,108,417)   (43,151,152)    (3,278,223)  (13,187,214)
                                  -----------    ------------    -----------    -----------    -----------   -----------
  Net increase (decrease)
  in shares outstanding             9,589,795     (34,258,369)     9,154,313    (28,934,945)     3,353,616    (5,666,904)

  Shares outstanding at
  beginning of period             148,252,436     182,510,805     93,319,928    122,254,873     35,115,763    40,782,667
                                  -----------    ------------    -----------    -----------    -----------   -----------
  Shares outstanding at
  end of period                   157,842,231     148,252,436    102,474,241     93,319,928     38,469,379    35,115,763
                                  ===========    ============    ===========    ===========    ===========   ===========


                                          BERNSTEIN                     BERNSTEIN                    BERNSTEIN
                                    INTERMEDIATE DURATION          SHORT DURATION PLUS           GOVERNMENT SHORT
                                          PORTFOLIO                     PORTFOLIO               DURATION PORTFOLIO

                                   SIX MONTHS    YEAR ENDED      SIX MONTHS    YEAR ENDED    SIX MONTHS    YEAR ENDED
                                 ENDED 3/31/01     9/30/00     ENDED 3/31/01     9/30/00    ENDED 3/31/01    9/30/00
======================================================================================================================
  Shares sold                      19,814,903     27,994,065     4,330,568     11,033,127     2,218,379     5,436,175

  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                    1,327,102      2,854,539       324,669        770,940        91,768       177,813

  Shares redeemed                 (22,501,539)   (78,676,847)   (8,317,990)   (23,683,927)   (1,430,928)   (8,197,796)
                                  -----------    -----------    ----------    -----------    ----------    ----------
  Net increase (decrease)
  in shares outstanding            (1,359,534)   (47,828,243)   (3,662,753)   (11,879,860)      879,219    (2,583,808)

  Shares outstanding at
  beginning of period             163,287,223    211,115,466    33,277,746     45,157,606     7,653,856    10,237,664
                                  -----------    -----------    ----------    -----------    ----------    ----------
  Shares outstanding at
  end of period                   161,927,689    163,287,223    29,614,993     33,277,746     8,533,075     7,653,856
                                  ===========    ===========    ==========    ===========    ==========    ==========


--------------------------------------------------------------------------------
                                                       2001 Semiannual Report 35

Sanford C. Bernstein Fund, Inc.


                                          BERNSTEIN                    BERNSTEIN                    BERNSTEIN
                                    DIVERSIFIED MUNICIPAL        CALIFORNIA MUNICIPAL          NEW YORK MUNICIPAL
                                          PORTFOLIO                    PORTFOLIO                    PORTFOLIO

                                   SIX MONTHS    YEAR ENDED     SIX MONTHS    YEAR ENDED    SIX MONTHS     YEAR ENDED
                                 ENDED 3/31/01     9/30/00    ENDED 3/31/01     9/30/00    ENDED 3/31/01     9/30/00
======================================================================================================================
  Shares sold                     11,829,342     16,827,464     4,374,131      6,706,394     6,220,794      7,685,174

  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                     381,422      1,213,243       145,099        458,077       308,464        897,011

  Shares redeemed                 (9,733,951)   (41,332,463)   (4,751,560)   (18,786,967)   (4,874,439)   (21,504,709)
                                  ----------    -----------    ----------    -----------    ----------    -----------
  Net increase (decrease)
  in shares outstanding            2,476,813    (23,291,756)     (232,330)   (11,622,496)    1,654,819    (12,922,524)

  Shares outstanding at
  beginning of period             89,305,841    112,597,597    32,637,611     44,260,107    50,392,615     63,315,139
                                  ----------    -----------    ----------    -----------    ----------    -----------
  Shares outstanding at
  end of period                   91,782,654     89,305,841    32,405,281     32,637,611    52,047,434     50,392,615
                                  ==========    ===========    ==========    ===========    ==========    ===========


                                  BERNSTEIN SHORT DURATION     BERNSTEIN SHORT DURATION    BERNSTEIN SHORT DURATION
                                    DIVERSIFIED MUNICIPAL        CALIFORNIA MUNICIPAL         NEW YORK MUNICIPAL
                                          PORTFOLIO                    PORTFOLIO                   PORTFOLIO

                                   SIX MONTHS    YEAR ENDED     SIX MONTHS   YEAR ENDED    SIX MONTHS     YEAR ENDED
                                 ENDED 3/31/01     9/30/00    ENDED 3/31/01    9/30/00    ENDED 3/31/01    9/30/00
====================================================================================================================
  Shares sold                      2,703,853      9,148,852     1,841,397     3,749,871     2,717,441     5,710,801

  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                      64,943        200,878        46,144       144,894        64,592       140,935

  Shares redeemed                 (4,181,301)   (10,292,592)   (2,014,560)   (7,913,732)   (2,205,526)   (6,486,339)
                                  ----------    -----------    ----------    ----------    ----------    ----------

  Net increase (decrease)
  in shares outstanding           (1,412,505)      (942,862)     (127,019)   (4,018,967)      576,507      (634,603)

  Shares outstanding at
  beginning of period             12,724,608     13,667,470     4,643,610     8,662,577     7,618,269     8,252,872
                                  ----------    -----------    ----------    ----------    ----------    ----------
  Shares outstanding at
  end of period                   11,312,103     12,724,608     4,516,591     4,643,610     8,194,776     7,618,269
                                  ==========    ===========    ==========    ==========    ==========    ==========

NOTE 7. Line of Credit

            The Bernstein Emerging Markets Value Portfolio maintains a $35,000,000 line of credit intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the line of credit are paid by the Portfolio and are included in the miscellaneous expenses in the Statement of Operations. The Portfolio did not utilize the line of credit during the period ended March 31, 2001.


--------------------------------------------------------------------------------
36 Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.

================================================================================
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

      Roger Hertog
      President, Treasurer and Director
      Vice Chairman and Director,
      Alliance Capital Management Corporation*

      Andrew S. Adelson
      Senior Vice President and Director
      Executive Vice President and Chief Investment
      Officer--International Value Equities,
      Alliance Capital Management Corporation

      Arthur Aeder
      Director
      Consultant

      Peter L. Bernstein+
      Director
      President and Chief Executive Officer,
      Peter L. Bernstein, Inc.

      William Kristol
      Director
      Editor and Publisher, The Weekly Standard

      Theodore Levitt
      Director
      Professor Emeritus of Business Administration,
      Harvard University

      Rosalie J. Wolf
      Director
      Managing Partner,
      Botanica Capital Partners LLC

      Kathleen A. Corbet
      Senior Vice President
      Executive Vice President and Chief Executive
      Officer--Alliance Fixed Income Investors,
      Alliance Capital Management Corporation

      Edmund P. Bergan, Jr.
      Secretary
      Senior Vice President and General Counsel,
      Alliance Fund Distributors, Inc.

================================================================================
INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

      PricewaterhouseCoopers LLP
      1177 Avenue of the Americas
      New York, New York 10036

================================================================================
LEGAL COUNSEL
--------------------------------------------------------------------------------

      Swidler Berlin Shereff Friedman, LLP
      405 Lexington Avenue
      New York, New York 10174

================================================================================
CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

================================================================================
INVESTMENT ADVISER
--------------------------------------------------------------------------------

      Alliance Capital Management L.P.
      1345 Avenue of the Americas
      New York, New York 10105

* Alliance Capital Management Corporation is sole general partner of Alliance Capital Management L.P.

+ Not related to Zalman C. Bernstein, deceased, former Chairman of the Executive Committee, Sanford C. Bernstein & Co., Inc.

    These financial statements are taken from the records of the Fund without examination by independent public accountants, who express no opinion thereon.

                         SANFORD C. BERNSTEIN & CO., LLC
                A subsidiary of Alliance Capital Management L.P.
                                   Distributor

                         SANFORD C. BERNSTEIN FUND, INC.
                      767 Fifth Avenue, New York, NY 10153
                                 (212) 756-4097


                                                                      FA_40_5/01

                        Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
                                 MARCH 31, 2001
--------------------------------------------------------------------------------

Schedule of Investments

Stock Portfolios

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Tax-Managed International Value
--------------------------------------------------------------------------------
International Value II
--------------------------------------------------------------------------------
Emerging Markets Value

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                              Bernstein Tax-Managed
                          International Value Portfolio
                           March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
Shares                       Description                           Market Value*
================================================================================
EQUITIES:                                                                 94.79%
================================================================================
AUSTRALIA:                                                                 3.62%
--------------------------------------------------------------------------------
Banking
   1,680,542  St. George Bank Ltd. (Note A, p. 5)                   $ 11,325,557

Financial Services
   4,212,211  Australia & New Zealand Banking                         28,345,914
              Group Ltd. (Note A, p. 5)

Food & Household Products
     833,700  Goodman Fielder Ltd.                                       541,493

Metal-Nonferrous
   9,854,432  M.I.M. Holdings Ltd.                                     5,508,551

Paper & Forest Products
   4,152,934  Amcor Ltd.                                              11,357,276

Real Estate
     749,500  Amp Diversified Property Trust                             860,509
   7,545,028  Westfield Trust                                         11,492,311

Retail
   7,100,224  Coles Myer Ltd. (Note A, p. 5)                          21,913,929

Telecommunications
   3,940,000  Cable & Wireless Optus Ltd.                              7,003,719
              (Note B, p. 5)
                                                                    ------------

Total Australian Stocks
(Cost $116,896,999)                                                   98,349,259
                                                                    ------------
================================================================================
AUSTRIA:                                                                   1.22%
--------------------------------------------------------------------------------
Beverage & Tobacco
      69,273  Austria Tabakwerke AG                                    4,161,556

Building Materials
     528,917  Wienerberger Baustoffindustrie AG                       10,655,103

Energy Sources
     130,100  OMV AG                                                  10,185,960

Metal-Steel
     300,000  Voest-Alpine Stahl AG                                    8,062,452
                                                                    ------------

Total Austrian Stocks
(Cost $35,425,034)                                                    33,065,071
                                                                    ------------
================================================================================
CANADA:                                                                    4.88%
--------------------------------------------------------------------------------
Banking
     465,000  Bank of Nova Scotia                                     11,911,737
   1,200,000  National Bank of Canada                                 21,167,966
              (Note A, p. 5)

Broadcasting & Publishing
     757,400  Quebecor World Inc.                                     16,712,650

Electrical & Electronics
     314,200  C-MAC Industries Inc. (Note B, p. 5)                     6,415,091

Energy Sources
     390,000  Talisman Energy Inc. (Note B, p. 5)                     14,120,221

Metal-Steel
   1,126,400  Dofasco Inc. (Note A, p.5)                              16,819,935

Telecommunications
     123,400  BCE Inc.                                                 2,772,999
   2,000,000  Mitel Corp. (Note B, p. 5)                              15,877,243

Transportation-Road & Rail
     185,000  Canadian National Railway Co.                            6,972,544

Utilities-Electric, Gas & Water
     590,350  Emera Inc. (Note B, p.5)                                 6,363,547
     574,900  Westcoast Energy Inc. (Note A, p. 5)                    13,341,792
                                                                    ------------

Total Canadian Stocks
(Cost $109,065,242)                                                  132,475,725
                                                                    ------------
================================================================================
FINLAND:                                                                   1.21%
--------------------------------------------------------------------------------
Insurance
     252,200  Sampo Insurance Co. - 'A' Free                          11,980,460
              (Note A, p. 5)

Paper & Forest Products
   2,203,100  Stora Enso Oy                                           20,814,843
                                                                    ------------

Total Finnish Stocks
(Cost $24,018,046)                                                    32,795,303
                                                                    ------------
================================================================================
FRANCE:                                                                    7.66%
--------------------------------------------------------------------------------
Appliances & Household Durables
     190,088  SEB S.A.                                                10,501,443

Automobiles
     115,730  Peugeot S.A.                                            29,218,809

Banking
     253,000  BNP Paribas                                             21,210,362
     128,547  Natexis (Note A, p. 5)                                  11,421,364
     149,260  Societe Generale (Note A, p. 5)                          9,191,283

Building Materials
     229,676  Lafarge (Prime Fidelite)                                20,204,601

Business & Public Services
     376,600  Havas Advertising S.A. (Note A, p. 5)                    4,525,490

Electrical & Electronics
     492,955  Alcatel Alsthom                                         14,852,601

Energy Sources
     210,171  Total Fina Elf S.A. (Note A, p. 5)                      28,380,224

Health & Personal Care
     330,100  Aventis S.A.                                            25,525,194

Metal-Steel
   1,234,847  Usinor S.A. (Note A, p. 5)                              15,099,501

Telecommunications
   1,195,200  Orange S.A. (Note A, p. 5)                              10,198,751

*See Note 1, page 27 in Notes to Financial Statements.


                                     Schedule of Investments--Stock Portfolios 1

================================================================================
Shares                       Description                            Market Value
================================================================================
Utilities-Electric, Gas & Water
      52,380  Suez Lyonnaise des Eaux                               $  7,695,142
              (Note A, p. 5)
                                                                    ------------

Total French Stocks
(Cost $158,524,087)                                                  208,024,765
                                                                    ------------
================================================================================
GERMANY:                                                                  19.41%
--------------------------------------------------------------------------------
Automobiles
   1,627,500  Volkswagen AG (Stamm) (Note A, p. 5)                    74,348,802
     410,000  Volkswagen AG (Vorzug) (Note A, p. 5)                   11,541,666

Banking
   1,002,000  Bayerische Vereinsbank (Note A, p. 5)                   53,945,323
     604,830  Commerzbank (Note A, p. 5)                              16,712,288
     146,654  Deutsche Pfandbriefbank                                 11,082,092
   1,300,000  Dresdner Bank (Note A, p. 5)                            58,770,126
     436,300  IKB Deutsche Industriebank AG                            6,071,924

Building Materials
     174,544  Dyckerhoff AG (Vorzug)                                   3,370,343

Chemicals
   1,736,330  BASF AG (Note A, p. 5)                                  69,132,374

Construction & Housing
     358,000  Heidelberger Zement AG                                  19,525,824

Electrical & Electronics
     733,700  Siemens AG (Stamm) (Note A, p. 5)                       74,612,400

Insurance
     129,600  Hannover Rueckversicherungs AG                           9,747,781
              (Note A, p. 5)
     212,803  Mannheimer Aktiengesellschaft                           11,288,331

Machinery & Engineering
     266,510  MAN AG (Vorzug)                                          5,157,875

Merchandising
     429,514  Metro AG (Vorzug) (Notes A & B, p. 5)                   18,325,411

Telecommunications
     564,750  Deutsche Telekom AG (Note A, p. 5)                      13,289,685

Tires & Rubber
   1,474,150  Continental AG                                          22,019,833

Utilities-Electric, Gas & Water
   1,021,100  E.ON AG (Note A, p. 5)                                  48,281,572
                                                                    ------------

Total German Stocks
(Cost $498,140,621)                                                  527,223,650
                                                                    ------------
================================================================================
HONG KONG:                                                                 0.99%
--------------------------------------------------------------------------------
Real Estate
   5,641,620  Great Eagle Holdings                                     8,679,360
     384,000  Hang Lung Development Co., Ltd.                            334,767

Transportation-Shipping
   4,586,000  Orient Overseas International Ltd.                       2,087,204

Utilities-Electric, Gas & Water
   2,962,000  CLP Holdings Ltd.                                       15,683,310
                                                                    ------------

Total Hong Kong Stocks
(Cost $25,077,336)                                                    26,784,641
                                                                    ------------
================================================================================
ITALY:                                                                     9.79%
--------------------------------------------------------------------------------
Automobiles
     670,000  Fiat S.p.A (Note A, p. 5)                               14,175,048

Banking
  10,297,500  Banca Commerciale Italiana                              56,254,602
              (Note A, p. 5)
   4,000,000  Banca Nazionale del Lavoro                              12,491,742
   1,122,400  Banca Popolare di Bergamo                               20,655,894
              (Note A, p. 5)
   1,307,100  Banca Popolare di Milano                                 6,140,231
              (Note A, p. 5)

Chemicals
     363,500  Montefibre S.p.A. RNC (Note A, p. 5)                       170,438

Conglomerates
     420,800  IFIL Finanziaria di Partecipazioni                       2,694,895
              S.p.A. ORD (Note A, p. 5)
      80,300  Italmobiliare S.p.A. ORD (Note A, p. 5)                  2,394,693

Energy Sources
  10,537,480  ENI S.p.A. (Note A, p. 5)                               68,596,686

Financial Services
   1,160,000  San Paolo IMI S.p.A. (Note A, p. 5)                     15,602,713

Food & Household Products
   1,557,100  Parmalat Finanziaria S.p.A.                              2,191,650
              (Note A, p. 5)

Telecommunications
   4,561,424  Olivetti S.p.A. (Note A, p. 5)                           8,707,527
   3,795,000  Telecom Italia Mobile S.p.A.                            25,505,850
              RNC (Note A, p. 5)
     948,873  Telecom Italia S.p.A. RNC                                5,108,509
              (Note A, p. 5)
   2,043,355  Telecom Italia S.p.A. ORD                               20,491,952
              (Note A, p. 5)

Textiles/Apparel
   3,042,300  Benetton Group S.p.A. (Note A, p. 5)                     4,723,690
                                                                    ------------

Total Italian Stocks
(Cost $220,944,883)                                                  265,906,120
                                                                    ------------
================================================================================
JAPAN:                                                                    23.79%
--------------------------------------------------------------------------------
Appliances & Household Durables
   1,428,000  Matsushita Electric Industrial Co., Ltd.                25,768,164
              (Note A, p. 5)

Automobiles
   1,891,000  Aisin Seiki Co., Ltd. (Note A, p. 5)                    27,976,314
   4,500,000  Fuji Heavy Industries Ltd.                              29,899,617
              (Note A, p. 5)
     140,000  Honda Motor Co., Ltd.                                    5,710,643

Banking
      91,420  Bank of Iwate (Note A, p. 5)                             2,913,320
   1,721,500  Chuo Mitsui Trust & Banking Co., Ltd.                    3,707,051
              (Note A, p. 5)
   1,863,000  Kagoshima Bank                                           6,382,170
      75,200  Kita-Nippon Bank Ltd. (Note A, p. 5)                     3,055,449
         120  Miyazaki Bank                                                  354


2 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Shares                       Description                            Market Value
================================================================================
     626,000  Nanto Bank (Note A, p. 5)                             $  1,805,386
   1,345,000  Oita Bank                                                5,914,914
     617,000  San-in Godo Bank Ltd. (Note A, p. 5)                     2,831,357
   4,549,000  Sumitomo Trust & Banking Co., Ltd.                      26,166,172
   6,300,000  The Tokai Bank Ltd. (Note A, p. 5)                      21,532,026
         300  Yamagata Bank                                                1,219

Business & Public Services
     719,000  Kokuyo Co., Ltd.                                         8,592,256

Chemicals
   3,800,000  Daicel Chemical Industries Ltd.                         10,898,661
              (Note A, p. 5)
   2,550,000  Mitsui Chemicals Inc.                                   10,706,262

Construction & Housing
   1,556,000  Daito Trust Construction Co., Ltd.                      23,801,146
   2,092,000  Nishimatsu Construction Co., Ltd.                        7,400,000
              (Note A, p. 5)
     576,000  Sekisui House Ltd.                                       4,630,210

Cosmetics & Toiletries
   2,069,000  Lion Corp.                                               7,137,324

Electrical & Electronics
     470,100  Futaba Corp.                                            13,295,530
   4,458,000  Hitachi Ltd.                                            38,108,938
   1,267,000  Hitachi Maxell Ltd.                                     15,948,534
     692,000  Mitsubishi Electric Corp.                                3,914,276
     730,000  Nichicon Corp.                                          10,293,977
   1,195,000  Sharp Corp.                                             15,194,550

Energy Sources
   4,000,000  Nippon Mitsubishi Oil Corp.                             19,917,144

Financial Services
   1,399,000  Daiwa Securities Co., Ltd.                              13,229,867
              (Note A, p. 5)

Food & Household Products
         400  Ezaki Glico Co., Ltd.                                        2,231
     160,000  House Foods Corp. (Note A, p. 5)                         1,748,885
   2,711,400  Nichirei Corp.                                          10,361,400

Health & Personal Care
   1,600,000  Daiichi Pharmaceutical Co., Ltd.                        36,838,749
     791,000  Kissei Pharmaceutical Co., Ltd.                         15,029,756
              (Note A, p. 5)

Insurance
   1,314,900  Chiyoda Fire & Marine (Note A, p. 5)                     3,352,199
   1,135,000  Aioi Insurance Co., Ltd. (Note A, p. 5)                  3,598,868

Machinery & Engineering
   7,435,000  Mitsubishi Heavy Industries Ltd.                        27,306,684
              (Note A, p. 5)
   1,359,000  Yamatake Corp.                                          11,151,768

Merchandising
     160,300  Aoyama Trading Co., Ltd.                                 1,453,325
              (Note A, p. 5)
   2,465,000  Canon Sales Co., Inc.                                   23,565,965
   1,110,000  Mycal Corp. (Note A, p. 5)                               1,379,541

Metal-Steel
   6,059,000  Daido Steel Co., Ltd.                                   14,481,357
   1,070,900  Maruichi Steel Tube Ltd.                                14,068,786
     610,000  Nisshin Steel Co., Ltd.                                    510,277
     317,000  Toyo Seikan Kaisha Ltd. (Note A, p. 5)                   4,823,694

Miscellaneous Materials
     753,000  Kansai Paint Co., Ltd. (Note A, p. 5)                    2,087,667

Real Estate
     541,000  TOC Co.                                                  2,844,646

Telecommunications
       1,497  Nippon Telegraph & Telephone Corp.                       9,541,109

Textiles/Apparel
     656,000  Tokyo Style Co., Ltd.                                    6,193,116

Tires & Rubber
   2,721,000  Sumitomo Rubber Industries Ltd.                         13,245,148
   5,157,000  Yokohama Rubber Co., Ltd.                                9,654,995

Transportation-Shipping
   2,705,000  Kawasaki Kisen Kaisha Ltd.                               3,986,815
              (Note A, p. 5)
  12,186,000  Mitsui O.S.K. Lines Ltd. (Note A, p. 5)                 23,300,190

Utilities-Electric, Gas & Water
   1,497,000  Kyushu Electric Power Co., Inc.                         19,082,217
              (Note A, p. 5)

Wholesale & International Trade
   4,046,000  Marubeni Corp. (Notes A & B, p. 5)                       7,220,395
   1,985,000  Sumitomo Corp. (Note A, p. 5)                           12,509,042
                                                                    ------------

Total Japanese Stocks
(Cost $703,387,034)                                                  646,071,656
                                                                    ------------
================================================================================
NETHERLANDS:                                                               0.14%
--------------------------------------------------------------------------------
Chemicals
     110,000  DSM N.V.                                                 3,831,974
                                                                    ------------

Total Netherlands Stocks
(Cost $3,146,551)                                                      3,831,974
                                                                    ------------
================================================================================
NEW ZEALAND:                                                               0.90%
--------------------------------------------------------------------------------
Paper & Forest Products
   6,361,100  Carter Holt Harvey Ltd.                                  4,361,234

Telecommunications
   8,659,089  Telecom Corporation of New                              20,150,053
              Zealand Ltd. (NVP)
                                                                    ------------

Total New Zealand Stocks
(Cost $24,639,068)                                                    24,511,287
                                                                    ------------
================================================================================
NORWAY:                                                                    2.10%
--------------------------------------------------------------------------------
Banking
     666,250  Sparebanken                                             18,206,536

Energy Sources
     784,883  Norsk Hydro A.S.A.                                      32,086,817

Paper & Forest Products
     472,750  Norske Skogindustrier A.S.A.                             6,614,418
              (Note A, p. 5)
                                                                    ------------

Total Norwegian Stocks
(Cost $46,562,044)                                                    56,907,771
                                                                    ------------


                                     Schedule of Investments--Stock Portfolios 3

================================================================================
Shares                       Description                            Market Value
================================================================================
SINGAPORE:                                                                 0.97%
--------------------------------------------------------------------------------
Banking
   2,930,600  Overseas Union Bank Ltd.                            $   10,231,521
     886,432  United Overseas Bank Ltd.                                6,238,674

Electrical & Electronics
     190,000  Creative Technology Ltd.                                 1,888,125

Multi-Industry
     725,400  Natsteel Ltd.                                              711,531

Real Estate
   2,378,000  Keppel Land Ltd.                                         2,490,673
   2,341,000  Singapore Land Ltd.                                      4,800,056
                                                                  --------------

Total Singapore Stocks
(Cost $21,799,299)                                                    26,360,580
                                                                  --------------
================================================================================
SPAIN:                                                                     3.97%
--------------------------------------------------------------------------------
Banking
   2,543,200  Banco Bilbao Vizcaya Argentaria S.A.                    34,565,565

Construction & Housing
     421,065  Grupo Dragados S.A.                                      5,219,090

Energy Sources
   1,074,050  Repsol S.A.                                             18,962,977

Metal-Steel
     320,000  Aceralia Corparacion Siderurgica S.A.                    3,690,518

Telecommunications
   1,500,000  Telefonica S.A. (Note B, p. 5)                          24,015,813

Utilities-Electric, Gas & Water
   1,500,000  Iberdrola S.A.                                          21,218,367
                                                                  --------------

Total Spanish Stocks
(Cost $89,316,815)                                                   107,672,330
                                                                  --------------
================================================================================
SWITZERLAND:                                                               1.23%
--------------------------------------------------------------------------------
Banking
      30,000  UBS AG                                                   4,313,500

Chemicals
       8,800  Syngenta AG                                                451,347

Food & Household Products
       1,400  Nestle S.A.                                              2,918,196

Health & Personal Care
       8,800  Novartis AG                                             13,738,193
       7,492  Sulzer Medica AG (Note A, p. 5)                          1,541,360

Insurance
       5,200  Swiss Re                                                10,458,435
                                                                  --------------

Total Swiss Stocks
(Cost $34,043,775)                                                    33,421,031
                                                                  --------------
================================================================================
UNITED KINGDOM:                                                           12.91%
--------------------------------------------------------------------------------
Air Travel
   4,280,000  British Airways plc                                     19,132,306

Automobiles
   1,358,798  Lex Service plc                                          9,352,110

Banking
     906,000  Bank of Scotland                                         8,999,932

Beverage & Tobacco
   4,362,000  British American Tobacco plc                            32,126,692

Broadcasting & Publishing
   3,364,799  Trinity Mirror plc                                      23,015,433

Building Materials
   6,000,000  Novar plc                                               14,347,101

Conglomerates
   8,500,000  Lattice Group plc                                       16,495,263

Construction & Housing
   2,300,000  Barratt Developments plc                                10,607,772
     381,268  Taylor Woodrow plc                                       1,076,704

Energy Sources
   4,395,700  Shell Transport & Trading Co., plc                      33,934,381

Financial Services
   2,200,000  Alliance & Leicester plc                                22,697,085

Food & Household Products
     675,000  Unilever plc                                             4,861,304

Health & Personal Care
   8,781,889  Smith & Nephew plc                                      38,259,501

Insurance
   2,820,054  CGNU plc (Note A, p. 5)                                 38,798,794
   3,274,883  Royal & Sun Alliance Insurance                          22,237,743
              Group plc

Merchandising
   1,500,000  J Sainsbury plc                                          8,195,302

Miscellaneous Materials
   2,139,600  Rexam plc                                                7,803,307

Multi-Industry
   1,842,900  Tomkins plc                                              3,857,507

Paper & Forest Products
   5,193,000  Smith Holdings plc                                      10,022,365

Telecommunications
     985,000  British Telecom                                          7,128,849
   3,400,000  Vodafone Group plc                                       9,312,134

Utilities-Electric, Gas & Water
   1,024,741  AWG plc                                                  8,398,062
                                                                  --------------

Total United Kingdom Stocks
(Cost $337,145,638)                                                  350,659,647
                                                                  --------------

Total Equities
(Cost $2,448,132,472)                                              2,574,060,810
                                                                  --------------
================================================================================
RIGHTS:                                                                    0.00%
--------------------------------------------------------------------------------
AUSTRALIA--Banking
      43,427  St. George Bank Ltd. (Note B, p. 5)                         65,319
                                                                  --------------

Total Rights (Cost $0)                                                    65,319
                                                                  --------------
================================================================================
WARRANTS:                                                                  0.03%
--------------------------------------------------------------------------------
SINGAPORE--Real Estate
   1,020,200  Singapore Land Ltd.                                        836,739
              (Expiration 03/23/2005)
              (Note B, p. 5)
                                                                  --------------

Total Warrants (Cost $320,855)                                           836,739
                                                                  --------------


4 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Quantity                     Description                            Market Value
================================================================================
REPURCHASE AGREEMENT:                                                      1.99%
--------------------------------------------------------------------------------
  54,095,000  State Street Bank & Trust Co.,                      $   54,095,000
              Repurchase Agreement, dated
              03/30/01, 5.15%, maturing 04/02/01
              for $54,118,216, collateral 45,840,000
              principal amount U.S. Treasury Bond,
              7.25%, 08/15/22, value $55,180,725
                                                                  --------------

Total Repurchase Agreement
(Cost $54,095,000)                                                    54,095,000
                                                                  --------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $2,502,548,327)                 96.81%    $2,629,057,868
(Note D, below)
Cash and Other Assets, Less Liabilities                  3.19         86,644,845
(Note E, below)                                        -------    --------------
Net Assets (Equivalent to $17.21
per share based on 157,842,231
shares of capital stock outstanding)                   100.00%    $2,715,702,713
                                                       ======-    ==============

================================================================================
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                    Contract        Unrealized
Quantity     Description                             Amount        Appreciation
--------------------------------------------------------------------------------
10,310       Japanese TSE Topix                   $13,186,490     $    5,070,267
             June 2001
                                                                  --------------
================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity                Description                                 Market Value
--------------------------------------------------------------------------------
6,809,591             Australian Dollar                           $    3,325,463
1,908,481             Canadian Dollar                                  1,210,121
2,946,463             Swiss Franc                                      1,698,005
19,087,759            Euro                                            16,791,504
292,313               Pound Sterling                                     414,822
21,381,593            Hong Kong Dollar                                 2,741,212
1,257,438,600         Japanese Yen                                    10,017,834
45,285,376            Norwegian Krone                                  4,950,033
13,770,501            New Zealand Dollar                               5,553,642
14,269                Swedish Krona                                        1,375
1,436,068             Singapore Dollar                                   795,826
                                                                  --------------

Total Foreign Currencies                                          $   47,499,837
                                                                  --------------
--------------------------------------------------------------------------------
(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.
(B)   Non-income producing
(C)   Explanation of abbreviations:
      Stamm-German Ordinary Share
      Voruz-German Preference Shares
      ORD-Italian Ordinary Share
      RNC-Italian Saving Share
      NVP-Non-Voting Preference Share
(D) At March 31, 2001, the cost basis of investment securities owned was substantially identical for both book and tax.
(E) Includes $5,010,437 (Japanese Yen) U.S. dollar equivalents pledged as collateral for futures transactions.
(F)   Allocation of assets by industry as of March 31, 2001:
      Air Travel                                                           0.70%
      Appliances & Household Durables                                      1.34
      Automobiles                                                          7.45
      Banking                                                             17.87
      Beverage & Tobacco                                                   1.34
      Broadcasting & Publishing                                            1.46
      Building Materials                                                   1.79
      Business & Public Services                                           0.48
      Chemicals                                                            3.51
      Conglomerates                                                        0.79
      Construction & Housing                                               2.66
      Cosmetics & Toiletries                                               0.26
      Electrical & Electronics                                             7.16
      Energy Sources                                                       8.33
      Financial Services                                                   2.94
      Food & Household Products                                            0.83
      Health & Personal Care                                               4.82
      Insurance                                                            4.10
      Machinery & Engineering                                              1.61
      Merchandising                                                        1.95
      Metal-Nonferrous                                                     0.20
      Metal-Steel                                                          2.86
      Miscellaneous Materials                                              0.36
      Multi-Industry                                                       0.17
      Paper & Forest Products                                              1.96
      Real Estate                                                          1.19
      Retail                                                               0.81
      Telecommunications                                                   6.60
      Textiles/Apparel                                                     0.40
      Tires & Rubber                                                       1.65
      Transportation-Road & Rail                                           0.26
      Transportation-Shipping                                              1.08
      Utilities-Electric, Gas & Water                                      5.16
      Wholesale & International Trade                                      0.73
      Repurchase Agreement                                                 1.99
      Cash and Other Assets, Less Liabilities                              3.19
                                                                         ------
      Total                                                              100.00%
                                                                         ======

See Notes to Financial Statements.


                                     Schedule of Investments--Stock Portfolios 5

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                   Bernstein International Value Portfolio II
                           March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
Shares                       Description                           Market Value*
================================================================================
EQUITIES:                                                                 95.12%
================================================================================
AUSTRALIA:                                                                 2.64%
--------------------------------------------------------------------------------
Banking
     440,000  St. George Bank Ltd. (Note A, p. 10)                   $ 2,965,261
      22,000  St. George Bank Ltd. (Note B, p. 10)                        33,090

Broadcasting & Publishing
   2,707,600  PMP Communications Ltd.                                  1,454,482
              (Note A, p. 10)

Building Materials
     340,000  Boral Ltd.                                                 383,550

Energy Sources
   1,445,400  Caltex Australia Ltd. (Note A, p. 10)                    1,397,605

Financial Services
   2,083,672  Australia & New Zealand Banking                         14,021,991
              Group Ltd.

Metal-Nonferrous
   2,003,000  M.I.M. Holdings Ltd.                                       839,483

Paper & Forest Products
   1,646,800  Amcor Ltd. (Note A, p. 10)                               4,503,602

Real Estate
   1,583,300  Amp Diversified Property Trust                           1,817,804
   3,856,533  Westfield Trust                                          5,874,130

Retail
   2,200,224  Coles Myer Ltd.                                          6,790,709

Telecommunications
   2,040,000  Cable & Wireless Optus Ltd.                              3,626,291
              (Note B, p. 10)
                                                                     -----------

Total Australian Stocks
(Cost $60,746,451)                                                    43,707,998
                                                                     -----------
================================================================================
AUSTRIA:                                                                   1.22%
--------------------------------------------------------------------------------
Building Materials
     270,263  Wienerberger Baustoffindustrie AG                        5,444,484
              (Note A, p. 10)

Energy Sources
      88,156  OMV AG                                                   6,902,025

Metal-Steel
     290,200  Voest-Alpine Stahl AG                                    7,799,078
                                                                     -----------

Total Austrian Stocks
(Cost $23,518,716)                                                    20,145,587
                                                                     -----------
================================================================================
CANADA:                                                                    5.23%
--------------------------------------------------------------------------------
Banking
     220,000  Bank of Nova Scotia                                      5,635,660
   1,036,600  National Bank of Canada                                 18,285,595

Broadcasting & Publishing
     296,600  Quebecor World Inc.                                      6,544,721
     199,100  Torstar Corp. (Note B, p. 10)                            2,297,648

Electrical & Electronics
      18,800  C-MAC Industries Inc. (Note B, p. 10)                      383,844

Energy Sources
     340,000  Talisman Energy Inc. (Note B, p. 10)                    12,309,936

Metal-Steel
     768,600  Dofasco Inc.                                            11,477,097

Telecommunications
      48,600  BCE Inc.                                                 1,092,121
   1,084,400  Mitel Corp. (Note B, p. 10)                              8,608,641
      76,320  Nortel Networks Corp.                                    1,076,252

Transportation-Road & Rail
     195,000  Canadian National Railway Co.                            7,349,439

Utilities-Electric, Gas & Water
     500,700  Westcoast Energy Inc.                                   11,619,821
                                                                     -----------

Total Canadian Stocks
(Cost $81,864,439)                                                    86,680,775
                                                                     -----------
================================================================================
FINLAND:                                                                   1.54%
--------------------------------------------------------------------------------
Insurance
     156,500  Sampo Insurance Co.-'A' Free                             7,434,346

Machinery & Engineering
     397,946  Metso Oyj (Note A, p. 10)                                3,535,739

Merchandising
     162,700  Kesko Oyj                                                1,643,100

Paper & Forest Products
   1,367,500  Stora Enso Oy (Note A, p. 10)                           12,920,112
                                                                     -----------

Total Finnish Stocks
(Cost $28,352,300)                                                    25,533,297
                                                                     -----------
================================================================================
FRANCE:                                                                    7.40%
--------------------------------------------------------------------------------
Automobiles
      66,800  Peugeot S.A.                                            16,865,259

Banking
     197,000  BNP Paribas                                             16,515,578
      80,413  Natexis (Note A, p. 10)                                  7,144,672

Beverage & Tobacco
      51,459  Pernod Ricard                                            3,433,615

Building Materials
     227,900  Ciments Francais (Note A, p. 10)                        10,836,142

Business & Public Services
     283,815  Havas Advertising S.A.                                   3,410,521
              (Note A, p. 10)

Electrical & Electronics
     151,500  Alcatel Alsthom                                          4,564,654

Energy Sources
     129,985  Total Fina Elf S.A.                                     17,552,391

Health & Personal Care
     190,900  Aventis S.A.                                            14,761,465

*See Note 1, page 27 in Notes to Financial Statements.


6 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Shares                       Description                           Market Value
================================================================================
Metal-Steel
     706,300  Usinor S.A. (Note A, p. 10)                           $  8,636,518

Telecommunications
     773,590  Bull S.A.                                                1,823,813
     743,800  Orange S.A. (Note A, p. 10)                              6,346,913

Textiles/Apparel
      81,900  Chargeurs S.A.                                           5,958,323

Utilities-Electric, Gas & Water
      32,600  Suez Lyonnaise des Eaux                                  4,789,263
                                                                    ------------

Total French Stocks
(Cost $117,680,378)                                                  122,639,127
                                                                    ------------
================================================================================
GERMANY:                                                                  18.00%
--------------------------------------------------------------------------------
Automobiles
     530,000  Volkswagen AG (Stamm)                                   24,211,899
              (Note A, p. 10)

Banking
     592,000  Bayerische Vereinsbank                                  31,871,887
              (Note A, p. 10)
     240,230  Deutsche Pfandbriefbank                                 18,153,278
              (Note A, p. 10)
     465,000  Dresdner Bank AG (Note A, p. 10)                        21,021,622
   1,033,005  IKB Deutsche Industriebank                              14,376,182

Building Materials
     326,920  Dyckerhoff AG (Vorzug)                                   6,312,635

Chemicals
   1,085,900  BASF AG (Note A, p. 10)                                 43,235,356

Electrical & Electronics
     341,600  Siemens AG (Stamm)                                      34,738,443

Insurance
     161,232  Hannover Rueckversicherungs AG                          12,126,962
      63,200  Mannheimer Aktiengesellschaft                            3,352,502

Machinery & Engineering
     165,500  MAN AG (Vorzug)                                          3,202,988

Retail
     266,600  Metro AG (Vorzug)                                       11,374,610
              (Notes A & B, p. 10)

Telecommunications
     357,200  Deutsche Telekom AG                                      8,405,623
              (Note A, p. 10)

Tires & Rubber
   1,727,750  Continental AG                                          25,807,934

Utilities-Electric, Gas & Water
     842,550  E.ON AG (Note A, p. 10)                                 39,839,035
                                                                    ------------

Total German Stocks
(Cost $360,038,790)                                                  298,030,956
                                                                    ------------
================================================================================
HONG KONG:                                                                 1.43%
--------------------------------------------------------------------------------
Real Estate
   3,323,357  Great Eagle Holdings                                     5,112,824
   4,238,000  Hang Lung Development Co., Ltd.                          3,694,643

Textiles/Apparel
   2,500,000  Yue Yuen Industrial Holdings                             4,358,946

Transportation-Shipping
   1,904,000  Orient Overseas International Ltd.                         866,559

Utilities-Electric, Gas & Water
   1,838,000  CLP Holdings Ltd.                                        9,731,912
                                                                    ------------

Total Hong Kong Stocks
(Cost $24,909,947)                                                    23,764,884
                                                                    ------------
================================================================================
ITALY:                                                                     9.99%
--------------------------------------------------------------------------------
Automobiles
     324,000  Fiat S.p.A. (Note A, p. 10)                              6,854,799

Banking
   4,656,500  Banca Commerciale Italiana                              25,438,170
              (Note A, p. 10)
   3,000,000  Banca Nazionale del Lavoro                               9,368,806
              (Note A, p. 10)
     696,800  Banca Popolare di Bergamo                               12,823,438
              (Note A, p. 10)
   2,114,900  Banca Popolare di Milano                                 9,934,953

Conglomerates
     261,200  IFIL Finanziaria di Partecipazioni                       1,672,781
              S.p.A. ORD (Note A, p. 10)
      73,100  IFIL Finanziaria di Partecipazioni                         375,114
              S.p.A. RNC (Note A, p. 10)
     135,000  Italmobiliare S.p.A. ORD                                 4,025,948
              (Note A, p. 10)
     153,200  Italmobiliare S.p.A. RNC                                 2,486,508

Energy Sources
   6,551,100  ENI S.p.A. (Note A, p. 10)                              42,646,226

Financial Services
     750,000  San Paolo IMI S.p.A. (Note A, p. 10)                    10,087,961

Insurance
   2,063,500  Unipol S.p.A. RNC (Note A, p. 10)                        3,203,936

Telecommunications
   2,016,000  Olivetti S.p.A. (Note A, p. 10)                          3,848,442
   1,351,000  Telecom Italia Mobile S.p.A. ORD                         9,079,948
              (Note A, p. 10)
   1,356,700  Telecom Italia S.p.A. ORD                               13,605,776
              (Note A, p. 10)
     416,800  Telecom Italia S.p.A. RNC                                2,243,953

Textiles/Apparel
   4,484,000  Benetton Group S.p.A. (Note A, p. 10)                    6,962,176

Utilities-Electric, Gas & Water
     243,000  Enel S.p.A. (Note A, p. 10)                                790,938
                                                                    ------------

Total Italian Stocks
(Cost $206,895,505)                                                  165,449,873
                                                                    ------------


                                     Schedule of Investments--Stock Portfolios 7

================================================================================
Shares                       Description                            Market Value
================================================================================
JAPAN:                                                                    26.44%
--------------------------------------------------------------------------------
Appliances & Household Durables
     550,000  Matsushita Electric Industrial Co., Ltd.              $  9,924,713

Automobiles
     579,000  Aisin Seiki Co., Ltd. (Note A, p. 10)                    8,565,989
   2,800,000  Fuji Heavy Industries Ltd.                              18,604,206
              (Note A, p. 10)
     235,000  Honda Motor Co., Ltd.                                    9,585,723

Banking
     129,500  Bank of Iwate (Note A, p. 10)                            4,126,832
   1,080,000  Chuo Mitsui Trust & Banking Co., Ltd.                    2,326,338
              (Note A, p. 10)
   3,038,300  Eighteenth Bank Ltd.                                    12,175,469
     252,000  Higo Bank (Note A, p. 10)                                  795,029
   2,249,000  Kagoshima Bank                                           7,704,509
         100  Miyazaki Bank                                                  295
   1,158,000  Nanto Bank (Note A, p. 10)                               3,339,675
     261,000  Oita Bank                                                1,147,801
     703,000  San-in Godo Bank Ltd.                                    3,226,004
              (Note A, p. 10)
   2,000,000  Sumitomo Trust & Banking Co., Ltd.                      11,504,142

Beverage & Tobacco
     513,000  Kinki Coca-Cola Bottling Co., Ltd.                       4,908,485
              (Note A, p. 10)

Business & Public Services
     803,000  Kokuyo Co., Ltd.                                         9,596,080
     327,000  Toppan Printing Co., Ltd.                                2,454,063

Chemicals
   2,262,000  Daicel Chemical Industries Ltd.                          6,487,571
              (Note A, p. 10)

Construction & Housing
     776,000  Daito Trust Construction Co., Ltd.                      11,869,981
     789,000  Sekisui House Ltd.                                       6,342,423

Cosmetics & Toiletries
   1,284,000  Lion Corp. (Note A, p. 10)                               4,429,350

Electrical & Electronics
     665,800  Futaba Corp.                                            18,830,385
   2,537,000  Hitachi Ltd.                                            21,687,388
     612,800  Hitachi Maxell Ltd.                                      7,713,703
     430,000  Mitsubishi Electric Corp.                                2,432,281
     373,000  Nichicon Corp., Ltd.                                     5,259,799
     666,000  Sharp Corp.                                              8,468,260
     986,000  Yamatake Corp.                                           8,090,981

Energy Sources
     420,000  Tonen General Sekiyu Group KK                            2,693,595

Food & Household Products
     603,000  Ezaki Glico Co., Ltd.                                    3,362,811
      95,000  House Foods Corp. (Note A, p. 10)                        1,038,400
   1,766,200  Nichirei Corp.                                           6,775,884

Health & Personal Care
     728,000  Daiichi Pharmaceutical Co., Ltd.                        16,761,631
     504,000  Kissei Pharmaceutical Co., Ltd.                          9,576,482
              (Note A, p. 10)

Insurance
   2,010,000  Chiyoda Fire & Marine                                    5,124,283
              (Note A, p. 10)
   2,548,000  Aioi Insurance Co., Ltd.                                 8,079,222
              (Note A, p. 10)

Machinery & Engineering
   1,659,000  Makita Corp. (Note A, p. 10)                            10,190,320
   3,615,000  Mitsubishi Heavy Industries Ltd.                        13,276,888

Merchandising
     397,000  Aoyama Trading Co., Ltd.                                 3,599,314
              (Note A, p. 10)
   1,190,000  Canon Sales Co., Inc.                                   11,673,040

Metal-Steel
   1,920,000  Kurimoto Ltd. (Note A, p. 10)                            3,579,350
   1,117,000  Maruichi Steel Tube Ltd.                                14,674,418
  12,659,000  Nisshin Steel Co., Ltd. (Note A, p. 10)                 10,589,507
   1,038,000  Tokyo Steel Manufacturing Co., Ltd.                      2,753,776
     197,000  Toyo Seikan Kaisha Ltd.                                  2,997,690

Real Estate
   2,442,000  Daiwa Kosho Lease Co., Ltd.                              6,459,082
              (Note A, p. 10)
     401,000  TOC Co.                                                  2,108,508

Telecommunications
       1,129  Nippon Telegraph & Telephone Corp.                       7,195,666

Textiles/Apparel
   2,239,000  Tokyo Style Co., Ltd.                                   21,137,786

Tires & Rubber
   2,000,000  Sumitomo Rubber Industries Ltd.                          9,735,500
              (Note A, p. 10)
   1,322,000  Yokohama Rubber Co., Ltd.                                2,475,064

Transportation-Road & Rail
   1,588,000  Seino Transportation Co., Ltd.                           5,984,098
              (Note A, p. 10)

Transportation-Shipping
   6,795,000  Mitsui O.S.K. Lines Ltd.                                12,992,351
              (Note A, p. 10)

Utilities-Electric, Gas & Water
     997,000  Kyushu Electric Power Co., Inc.                         12,708,731
              (Note A, p. 10)

Wholesale & International Trade
   3,754,000  Marubeni Corp. (Notes A & B, p. 10)                      6,699,299
   1,800,000  Mitsubishi Corp. (Note A, p. 10)                        11,945,506
                                                                    ------------

Total Japanese Stocks
(Cost $555,306,153)                                                  437,785,677
                                                                    ------------
================================================================================
NEW ZEALAND:                                                               0.94%
--------------------------------------------------------------------------------
Paper & Forest Products
   2,360,700  Carter Holt Harvey Ltd.                                  1,618,520

Telecommunications
   5,991,348  Telecom Corp. of New Zealand Ltd.                       13,942,111
                                                                    ------------

Total New Zealand Stocks
(Cost $15,973,596)                                                    15,560,631
                                                                    ------------


8 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Shares                       Description                           Market Value
================================================================================
NORWAY:                                                                    2.17%
--------------------------------------------------------------------------------
Banking
     378,800  Sparebanken                                            $10,351,424

Energy Sources
     447,900  Norsk Hydro A.S.A.                                      18,310,608

Paper & Forest Products
     517,000  Norske Skogindustrier A.S.A.                             7,233,536
              (Note A, p. 10)
                                                                     -----------

Total Norwegian Stocks
(Cost $28,243,969)                                                    35,895,568
                                                                     -----------
================================================================================
SINGAPORE:                                                                 0.78%
--------------------------------------------------------------------------------
Banking
     547,103  Overseas Union Bank Ltd.                                 1,910,085
     240,672  United Overseas Bank Ltd.                                1,693,840

Electrical & Electronics
     219,000  Creative Technology Ltd.                                 2,176,312

Machinery & Engineering
   4,545,750  Keppel Fels Energy                                       2,204,229

Multi-Industry
   1,325,000  Natsteel Ltd. (Note A, p. 10)                            1,299,668

Real Estate
   1,301,000  Keppel Land Ltd.                                         1,362,644
   1,116,000  Singapore Land Ltd.                                      2,288,279
                                                                     -----------

Total Singapore Stocks
(Cost $18,548,700)                                                    12,935,057
                                                                     -----------
================================================================================
SPAIN:                                                                     3.87%
--------------------------------------------------------------------------------
Banking
   1,568,000  Banco Bilbao Vizcaya Argentaria S.A.                    21,311,263

Construction & Housing
     261,300  Grupo Dragados S.A.                                      3,238,807

Energy Sources
     696,400  Repsol S.A.                                             12,295,347

Metal-Steel
     210,000  Aceralia Corparacion Siderurgica S.A.                    2,421,902

Telecommunications
     540,000  Telefonica S.A. (Note B, p. 10)                          8,645,693

Utilities-Electric, Gas & Water
   1,140,800  Iberdrola S.A.                                          16,137,276
                                                                     -----------

Total Spanish Stocks
(Cost $72,399,804)                                                    64,050,288
                                                                     -----------
================================================================================
SWITZERLAND:                                                               1.50%
--------------------------------------------------------------------------------
Banking
      38,200  UBS AG                                                   5,492,523

Food & Household Products
      10,581  Barry Callebaut AG                                       1,341,490
       1,100  Nestle S.A.                                              2,292,868

Health & Personal Care
       4,500  Novartis AG (Note A, p. 10)                              7,025,213
       8,564  Sulzer Medica AG (Note A, p. 10)                         1,761,906

Insurance
       2,700  Swiss Re                                                 5,430,341

Machinery & Engineering
          20  Bobst AG                                                    29,748

Retail
       8,000  Valora Holding AG                                        1,429,189
                                                                     -----------

Total Swiss Stocks
(Cost $25,854,552)                                                    24,803,278
                                                                     -----------
================================================================================
UNITED KINGDOM:                                                           11.97%
--------------------------------------------------------------------------------
Air Travel
   2,400,000  British Airways plc                                     10,728,396

Automobiles
   1,024,600  Lex Service plc                                          7,051,947

Banking
   1,000,000  Bank of Scotland                                         9,933,700

Beverage & Tobacco
   2,200,000  British American Tobacco plc                            16,203,283

Broadcasting & Publishing
   2,153,232  Trinity Mirror plc                                      14,728,240

Building Materials
   1,150,000  Novar plc                                                2,749,861

Chemicals
   3,070,000  Elementis plc                                            3,790,274

Construction & Housing
   1,878,700  Barratt Developments plc                                 8,664,705
   1,981,200  George Wimpey plc                                        5,285,659

Energy Sources
   1,983,700  Shell Transport & Trading Co., plc                      15,313,973

Health & Personal Care
   5,025,508  Smith & Nephew plc                                      21,894,313

Industrial
   6,447,000  Elements Redemable                                          68,617

Insurance
   1,767,900  CGNU plc (Note A, p. 10)                                24,323,076
   3,085,636  Royal & Sun Alliance Insurance                          20,952,682
              Group plc

Leisure
     947,300  Rank Group plc                                           2,466,815
   1,800,000  Thistle Hotels plc                                       3,161,045

Metal-Steel
   3,887,098  Corus Group plc                                          3,447,613

Miscellaneous Materials
   1,200,000  Rexam plc                                                4,376,504

Multi-Industry
   1,028,500  Tomkins plc                                              2,152,828

Telecommunications
     726,254  British Telecom                                          5,256,198
   2,100,000  Vodafone Group plc                                       5,751,612


                                     Schedule of Investments--Stock Portfolios 9

================================================================================
Quantity                     Description                            Market Value
================================================================================
Utilities-Electric, Gas & Water
   1,203,836  AWG plc                                            $    9,865,800
                                                                 ---------------

Total United Kingdom Stocks
(Cost $232,319,402)                                                 198,167,141
                                                                 ---------------

Total Equities
(Cost $1,852,652,702)                                             1,575,150,137
                                                                 ---------------
================================================================================
REPURCHASE AGREEMENT:                                                     1.32%
--------------------------------------------------------------------------------
  21,852,000  State Street Bank & Trust Co.,                         21,852,000
              Repurchase Agreement,
              dated 03/30/2001, 5.36%,
              maturing 04/02/2001 for
              $21,861,378 collateral
              18,520,000 principal amount
              U.S. Treasury Bond, 7.25%,
              08/15/2022, value $22,293,783
                                                                 ---------------

Total Repurchase Agreement
(Cost $21,852,000)                                                   21,852,000
                                                                 ---------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $1,874,504,702)            96.44%        $1,597,002,137
(Note D, below)
Cash and Other Assets, Less Liabilities             3.56             58,907,824
(Note E, below)                                   ------         --------------
Net Assets (Equivalent to $16.16
per share based on 102,474,241
shares of capital stock outstanding)              100.00%        $1,655,909,961
                                                  ======         ==============
================================================================================
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                                    Unrealized
                                              Contract            Appreciation/
Quantity     Description                       Amount             (Depreciation)
--------------------------------------------------------------------------------
704          Australian SPI                $  56,460,800         $     (636,318)
             Index June 2001
170          Euro CAC 40 Index                 8,801,750               (324,281)
             April 2001
87           Euro MIB 30 Index                16,683,990                180,497
             June 2001
232          Japanese TSE Topi             2,967,280,000                386,705
             June 2001
                                                                 ---------------

Total Long Stock Index Futures Contracts                         $     (393,397)
                                                                 ---------------

================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity              Description                                   Market Value
--------------------------------------------------------------------------------
 2,076,475          Australian Dollar                                $ 1,014,046
   127,400          British Pound                                        180,794
 2,707,397          Canadian Dollar                                    1,716,694
15,000,095          Euro                                              13,195,585
25,038,179          Hong Kong Dollar                                   3,210,002
95,755,702          Japanese Yen                                         762,872
 7,519,792          New Zealand Dollar                                 3,032,732
21,968,506          Norwegian Krone                                    2,401,323
 1,778,454          Singapore Dollar                                     985,566
   861,436          Swedish Krona                                         83,002
 7,623,524          Swiss Franc                                        4,393,329
                                                                     -----------

Total Foreign Currencies                                             $30,975,945
                                                                     -----------
--------------------------------------------------------------------------------
(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.
(B)   Non-income-producing security
(C)   Explanation of abbreviations:
      Stamm-German Ordinary Share
      Vorzug-German Preference Share
      ORD-Italian Ordinary Share
      RNC-Italian Savings Share
(D) At March 31, 2001, the cost basis of investment securities owned was substantially identical for both book and tax.
(E)   Includes $756,361 (Australian Dollar), $1,690,330 (Euro), $711,415
      (Japanese Yen) U.S. Dollar equivalents pledged as collateral for futures transactions.


10 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================

(F)   Allocation of assets by industry as of March 31, 2001:
      Air Travel                                                           0.65%
      Appliances & Household Durables                                      0.60
      Automobiles                                                          5.54
      Banking                                                             17.55
      Beverage & Tobacco                                                   1.48
      Broadcasting & Publishing                                            1.51
      Building Materials                                                   1.55
      Business & Public Services                                           0.93
      Chemicals                                                            3.23
      Conglomerates                                                        0.52
      Construction & Housing                                               2.14
      Cosmetics & Toiletries                                               0.27
      Electrical & Electronics                                             6.91
      Energy Sources                                                       7.82
      Financial Services                                                   1.46
      Food & Household Products                                            0.89
      Health & Personal Care                                               4.33
      Industrial                                                           0.00
      Insurance                                                            5.44
      Leisure                                                              0.34
      Machinery & Engineering                                              1.96
      Merchandising                                                        1.02
      Metal-Nonferrous                                                     0.05
      Metal-Steel                                                          4.13
      Miscellaneous Materials                                              0.26
      Multi-Industry                                                       0.21
      Paper & Forest Products                                              1.59
      Real Estate                                                          1.73
      Retail                                                               1.18
      Telecommunications                                                   6.07
      Textiles/Apparel                                                     2.32
      Tires & Rubber                                                       2.30
      Transportation-Road & Rail                                           0.80
      Transportation-Shipping                                              0.84
      Utilities-Electric, Gas & Water                                      6.37
      Wholesale & International Trade                                      1.13
      Repurchase Agreement                                                 1.32
      Cash and Other Assets, Less Liabilities                              3.56
                                                                         ------
      Total                                                              100.00%
                                                                         ======

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                   Bernstein Emerging Markets Value Portfolio
                           March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
Shares                       Description                           Market Value*
================================================================================
EQUITIES:                                                                 97.30%
================================================================================
ARGENTINA:                                                                 6.56%
--------------------------------------------------------------------------------
Banking
     170,000  BBVA Banco Frances S.A. ADR                            $ 4,445,500

Beverage & Tobacco
     190,000  Quilmes Industrial S.A. ADR (NVP)                        1,772,700

Energy
   4,750,000  Perez Companc S.A. (Class B)                             7,706,637

Food & Household Products
     650,000  Garovaglio y Zorraquin S.A.                                166,001
              (Note A, p. 15)

Metal-Steel
   3,342,088  Siderca S.A.I.C.                                         7,062,470

Real Estate
   4,083,346  IRSA Inversiones y                                       6,011,596
               Representaciones S.A.

Telecommunications
     227,000  Telecom Argentina Stet-France                            3,541,200
              Telecom S.A. ADR

Utilities-Electric, Gas & Water
   3,550,000  Central Costanera S.A. (Class B)                         3,768,691
   1,943,759  Central Puerto S.A.                                      2,472,307
                                                                     -----------

Total Argentine Stocks
(Cost $47,288,632)                                                    36,947,102
                                                                     -----------
================================================================================
BRAZIL:                                                                    6.61%
--------------------------------------------------------------------------------
Banking
 696,776,763  Banco Bradesco S.A. (PFD)                                3,751,257
  26,729,102  Banco Bradesco S.A. (PFD)                                  143,533
              (Note A, p. 15)

Miscellaneous Materials
     290,000  Companhia Vale do Rio Doce                               6,616,732
      85,000  Companhia Vale do Rio Doce (PFD)                         2,076,515

Paper & Forest Products
 293,663,014  Votorantim Celulose Papel S.A. (PFD)                     7,442,080

Steel Producers
     210,000  Usinas Siderurgicas de Minas                               831,482
              Gerais S.A.

Telecommunications
 450,572,617  Tele Norte Leste Participacoes S.A.                      6,540,001
  52,758,602  Tele Norte Leste Participacoes                             851,141
              S.A. (PFD)

Utilities-Electric, Gas & Water
1,237,700,000 Companhia Paranaense de Energia                          9,008,197
                                                                     -----------

Total Brazilian Stocks
(Cost $26,262,505)                                                    37,260,938
                                                                     -----------

*See Note 1, page 27 in Notes to Financial Statements.


                                    Schedule of Investments--Stock Portfolios 11

================================================================================
Shares                       Description                            Market Value
================================================================================
CHILE:                                                                     3.18%
--------------------------------------------------------------------------------
Banking
     324,500  Banco BHIF S.A. ADR                                    $ 5,045,975

Beverage & Tobacco
     371,000  Compania Cervecerias Unidas                              9,683,100
              S.A. ADR

Miscellaneous Materials
     124,500  Cristalerias de Chile S.A. ADR                           2,178,750

Multi-Industry
     150,000  Quinenco S.A. ADR                                          997,500
                                                                     -----------

Total Chilean Stocks
(Cost $14,340,417)                                                    17,905,325
                                                                     -----------
================================================================================
CHINA:                                                                     8.95%
--------------------------------------------------------------------------------
Appliances & Household Durables
  15,300,000  Guangdong Kelon Electrical                               3,373,824
              Holdings Co., Ltd.

Chemicals
  22,000,000  Beijing Yanhua Petrochemical Co., Ltd.                   2,933,315
  56,100,000  Jilin Chemical Industrial Co., Ltd.                      3,883,821
              (Note C, p. 15)
  50,600,000  Shanghai Petrochemical Co., Ltd.                         6,487,138

Energy Sources
   1,235,000  CNOOC Ltd. (Note A, p. 15)                               1,092,493
  35,260,000  Yanzhou Coal Mining Co., Ltd.                           13,335,427

Utilities-Electric, Gas & Water
     250,500  Huaneng Power International Inc.,                        5,325,630
              ADR

Expressways
  48,000,000  Jiangsu Expressway Co., Ltd.                             8,984,558
  30,000,000  Shenzhen Expressway Co., Ltd.                            4,999,968
                                                                     -----------

Total Chinese Stocks
(Cost $53,527,192)                                                    50,416,174
                                                                     -----------
================================================================================
GREECE:                                                                    5.15%
--------------------------------------------------------------------------------
Banking
     339,000  Alpha Bank S.A.                                          8,690,083
      96,155  Commercial Bank of Greece S.A.                           4,249,679

Metal-Nonferrous
     257,460  Aluminum of Greece S.A.                                  9,381,116

Telecommunications
     431,700  Hellenic Telecommunications                              2,849,220
              S.A. ADR
     222,560  Hellenic Telecommunications S.A.                         2,972,032

Transportation-Shipping
     128,540  Attica Enterprises Holding S.A.                            897,829
                                                                     -----------

Total Greek Stocks
(Cost $34,812,073)                                                    29,039,959
                                                                     -----------
================================================================================
INDIA:                                                                     3.23%
--------------------------------------------------------------------------------
Chemicals
     730,000  Indo Gulf Fertilisers & Chemicals                          657,000
              Corp., Ltd. GDR
     285,000  Indo Gulf Fertilisers & Chemicals                          213,750
              Corp., Ltd. GDR, Rule 144A
   3,971,400  Indo Gulf Fertilisers & Chemicals                        2,937,527
              Corp., Ltd.
   1,254,900  Southern Petrochemical Industries                          241,792
              Corp., Ltd.
   1,049,000  Southern Petrochemical Industries                        1,185,370
              Corp., Ltd. GDS

Financial Services
   1,859,116  Industrial Credit & Investment Corp.                     3,500,519
              of India Ltd.

Health & Personal Care
     155,861  Dr. Reddy's Laboratories Ltd.                            4,161,799

Machinery & Engineering
     310,000  Ashok Leyland Ltd. GDR                                     970,300
     310,863  Ashok Leyland Ltd.                                         313,459

Metal-Aluminum
   1,400,000  National Aluminum Corp., Ltd.                            1,504,603

Utilities-Electric, Gas & Water
     622,000  BSES Ltd.                                                2,501,449
                                                                     -----------

Total Indian Stocks
(Cost $23,535,497)                                                    18,187,568
                                                                     -----------
================================================================================
INDONESIA:                                                                 3.73%
--------------------------------------------------------------------------------
Banking
  29,220,000  PT Bank Central Asia (Note A, p. 15)                     4,978,690

Building Materials
     800,000  PT Semen Gresik Tbk                                        380,129

Chemicals
  29,596,000  PT Indorama Synthetics                                   1,491,519

Food & Household Products
   5,026,100  Golden Agri-Resources Ltd.                                 250,678
              (Note A, p. 15)
  13,699,800  PT Sinar Mas Agro Resources &                            1,446,583
              Technology Corp.

Paper & Forest Products
     656,500  Asia Pulp & Paper Co., Ltd. ADR                             91,910
              (Note A, p. 15)

Retail
  64,500,000  PT Matahari Putra Prima Tbk                              2,817,135

Telecommunications
   3,320,000  PT Gudang Garam Tbk                                      4,127,094
   5,550,500  PT Indosat                                               4,262,443
   5,000,000  PT Telekomunikasi Indonesia (Local)                      1,163,907
                                                                     -----------

Total Indonesian Stocks
(Cost $50,504,853)                                                    21,010,088
                                                                     -----------


12 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Shares                       Description                           Market Value
================================================================================
ISRAEL:                                                                    6.22%
--------------------------------------------------------------------------------
Banking
   3,500,000  Bank Leumi Le-Israel                                   $ 6,930,033
   5,203,338  Israel Discount Bank (Note A, p. 15)                     4,090,106

Chemicals
   9,606,711  Israel Chemicals Ltd.                                   10,299,437

Electrical & Electronics
     763,500  Scitex Corp., Ltd. (Note A, p. 15)                       5,964,844

Industrial Components
     274,384  OFER Development &                                         972,947
              Investments Ltd. (Note A, p. 15)

Retail
     350,000  Supersol Ltd.                                            1,200,262

Telecommunications
   4,260,000  Bezeq The Israeli                                        5,626,606
              Telecommunication Corp., Ltd.
                                                                     -----------

Total Israeli Stocks
(Cost $36,337,360)                                                    35,084,235
                                                                     -----------
================================================================================
MALAYSIA:                                                                  5.49%
--------------------------------------------------------------------------------
Automobiles
   5,152,896  Oriental Holdings Berhad                                 4,827,450

Banking
   2,500,000  Public Bank Berhad (Foreign)                             2,223,684

Building Materials
   3,560,500  Cement Industries of Malaysia Berhad                     1,030,671
   1,894,000  Road Builder Holdings Berhad                             1,302,737

Conglomerates
     263,000  Tan Chong Motor Holdings Berhad                             76,824

Construction
   1,500,000  IJM Corp. Berhad                                         1,200,000

Leisure
   4,602,000  Berjaya Land Berhad                                        781,129

Mining
   6,881,800  Malaysia Mining Corp. Berhad                             3,024,370

Miscellaneous Materials
   7,010,000  Golden Hope Plantations Berhad                           5,792,473
   1,822,000  Kuala Lumpur Kepong Berhad                               2,301,474

Real Estate
     198,000  IOI Properties Berhad                                      218,842
   1,304,000  S P Setia Berhad Group                                     664,492

Utilities-Electric, Gas & Water
   1,858,000  Malakoff Berhad                                          4,865,027
   4,137,600  YTL Power International Berhad                           2,613,221
                                                                     -----------

Total Malaysian Stocks
(Cost $43,422,992)                                                    30,922,394
                                                                     -----------
================================================================================
MEXICO:                                                                    7.35%
--------------------------------------------------------------------------------
Beverage & Tobacco
     290,000  Panamerican Beverages Inc.                               5,089,500

Chemicals
   4,562,200  Cydsa S.A.                                               1,827,766

Financial Services
   4,360,000  Grupo Financiero Banorte S.A. de                         6,665,261
              C.V. (Note A, p. 15)

Food & Household Products
     494,000  Grupo Minsa S.A. de C.V. ADR                               884,507
              (Note A, p. 15)

Merchandising
      92,250  Controladora Comercial Mexicana                          1,443,713
              S.A. de C.V. GDR
  10,140,000  Controladora Comercial Mexicana                          8,253,115
              S.A. de C.V.

Metal-Nonferrous
   1,175,144  Grupo Mexico S.A. (NVP)                                  3,555,786

Metal-Steel
   2,292,000  Hylsamex S.A. (Note A, p. 15)                            1,739,842

Paper & Forest Products
     100,000  Grupo Industrial Durango S.A. ADR                          617,000
              (Note A, p. 15)

Telecommunications
     245,650  America Movil S.A. de C.V. -                             3,598,772
              Series 'L', ADR (Note A, p. 15)
     245,650  Telefonica de Mexico S.A. ADR                            7,747,801
                                                                     -----------

Total Mexican Stocks
(Cost $57,932,669)                                                    41,423,063
                                                                     -----------
================================================================================
PHILIPPINES:                                                               6.76%
--------------------------------------------------------------------------------
Banking
   6,665,940  Equitable PCI Bank                                       7,133,666
   1,800,000  Metropolitan Bank & Trust Co.                            7,923,271

Food & Household Products
  26,215,300  Universal Robina Corp.                                   2,382,006

Multi-Industry
  68,451,000  JG Summit Holding Inc.                                   2,957,802

Real Estate
  57,108,500  Robinson's Land Corp. - Series 'B'                       2,144,812
  19,400,000  SM Prime Holdings                                        2,428,672

Transportation-Shipping
  26,057,000  William Gothong & Aboitiz Inc.                           1,052,277
              (Note A, p. 15)

Utilities-Electric, Gas & Water
     506,000  First Philippine Holding Corp.                             212,004
              (Note A, p. 15)
  11,400,000  Manila Electric Co.                                     11,854,618
                                                                     -----------

Total Philippine Stocks
(Cost $55,798,836)                                                    38,089,128
                                                                     -----------
================================================================================
POLAND:                                                                    1.41%
--------------------------------------------------------------------------------
Energy Sources
   1,001,000  Polski Koncern Naftowy Orlen S.A.                        4,479,349

Telecommunications
     651,000  Telekomunikacja Polska S.A.                              3,486,221
                                                                     -----------

Total Polish Stocks
(Cost $8,420,775)                                                      7,965,570
                                                                     -----------


                                    Schedule of Investments--Stock Portfolios 13

================================================================================
Shares                       Description                            Market Value
================================================================================
PORTUGAL:                                                                  3.44%
--------------------------------------------------------------------------------
Banking
     928,003  Banco Comercial Portugues S.A.                         $ 4,212,440
      74,240  Banco Comercial Portugues S.A.                             336,994
              (Note A, p. 15)
     460,850  Banco Espirito Santo S.A.                                6,810,885

Food & Household Products
   1,025,795  Modelo Continente S.A. (Note A, p. 15)                   1,940,143

Paper & Forest Products
   3,985,000  Portucel-Empresa Produtora de                            4,311,894
              Pasta e Papel S.A.

Utilities-Electric, Gas & Water
     667,145  Electricidade de Portugal S.A.                           1,760,662
                                                                     -----------

Total Portuguese Stocks
(Cost $20,785,481)                                                    19,373,018
                                                                     -----------
================================================================================
SINGAPORE:                                                                 0.00%
--------------------------------------------------------------------------------
Banking
         580  Overseas Union Bank Ltd.                                     2,025
         360  United Overseas Bank Ltd.                                    2,534
                                                                     -----------

Total Singapore Stocks
(Cost $4,366)                                                              4,559
                                                                     -----------
================================================================================
SOUTH AFRICA:                                                              8.70%
--------------------------------------------------------------------------------
Automobiles
     873,500  Toyota South Africa Ltd.                                 2,957,884

Banking
   1,946,946  ABSA Group Ltd.                                          7,780,512

Chemicals
   4,163,000  AECI Ltd.                                                7,774,043

Communication Services
     397,400  Primedia Ltd.                                              212,738
   1,416,700  Primedia Ltd. Units                                        952,404

Food & Household Products
     756,500  Tongaat-Hulett Group Ltd.                                4,191,005

Insurance
   5,780,000  Sanlam Ltd.                                              6,548,148

Metal-Steel
   2,008,266  S.A. Iron & Steel Industrial                             5,450,383
              Corp., Ltd. (Note A, p. 15)

Paper & Forest Products
   1,680,000  Sappi Ltd.                                              13,176,470
                                                                     -----------

Total South African Stocks
(Cost $66,573,470)                                                    49,043,587
                                                                     -----------
================================================================================
SOUTH KOREA:                                                               7.71%
--------------------------------------------------------------------------------
Banking
     650,000  Shinhan Bank                                             5,200,977

Building Materials
     261,510  Hanil Cement Manufacturing Co., Ltd.                     3,232,036
     352,870  Hankuk Glass Industries Inc.                             4,533,491

Chemicals
     567,777  Hyosung T&C Co., Ltd.                                    5,246,925

Construction & Housing
     600,000  Daelim Industrial Co., Ltd.                              2,465,815

Electrical & Electronics
      93,000  Samsung SDI Co., Ltd.                                    3,773,103

Energy Sources
     246,910  Ssangyong Oil Refining Co., Ltd.                         5,324,055

Food & Household Products
      27,620  Lotte Confectionery Co., Ltd.                            2,697,671

Metal-Steel
      55,000  Pohang Iron & Steel Co., Ltd.                            3,719,008

Telecommunications
      21,715  Korea Telecom Corp. ADR                                    504,222

Utilities-Electric, Gas & Water
     367,000  Korea Electric Power Corp.                               5,569,797
     109,300  Seoul City Gas Co., Ltd.                                 1,190,722
                                                                     -----------

Total South Korean Stocks
(Cost $51,808,122)                                                    43,457,822
                                                                     -----------
================================================================================
TAIWAN:                                                                    5.92%
--------------------------------------------------------------------------------
Banking
   8,000,000  International Commercial                                 6,487,805
              Bank of China

Building Materials
  12,271,000  Asia Cement Corp.                                        5,536,915

Chemicals
         405  Shinkong Synthetic Fibers Corp.                                 43

Electrical & Electronics
   7,784,375  Acer, Inc.                                               5,767,083
   3,000,000  Compal Electronics Inc.                                  5,213,415

Food & Household Products
   6,770,404  Great Wall Enterprises Co.                               2,518,260

Metal-Steel
   5,517,757  China Steel Corp.                                        3,280,374
     328,787  China Steel Corp. GDS                                    3,830,368

Real Estate
   3,832,920  Pacific Construction                                       718,672
                                                                     -----------

Total Taiwanese Stocks
(Cost $42,548,623)                                                    33,352,935
                                                                     -----------
================================================================================
THAILAND:                                                                  4.42%
--------------------------------------------------------------------------------
Banking
  12,800,000  Siam Commercial Bank Public Co.,                         6,753,305
              Ltd. (Foreign) (PFD) (Note A, p. 15)

Building Materials
     674,300  Siam City Cement Public Co., Ltd.                        1,917,370
              (Foreign) (Note A, p. 15)
   4,471,400  Thai-German Ceramic Industry Public                        486,723
              Co., Ltd. (Foreign) (Notes A & C, p. 15)


14 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Shares                       Description                           Market Value
================================================================================
Chemicals
   4,940,000  National Petrochemical Public Co.,                    $  2,853,271
              Ltd. (Foreign)

Food & Household Products
   1,552,300  Saha Pathana Inter-Holding Ltd.                          1,982,834
              (Foreign)

Insurance
     374,100  Ayudhya Insurance Public Co., Ltd.                         747,951
              (Foreign)
     444,000  Bangkok Insurance Public Co., Ltd.                       1,676,774
              (Foreign)

Telecommunications
  14,440,100  Jasmine International Public Co., Ltd.                   2,630,430
              (Foreign) (Note A, below)
   1,950,000  Total Access Communication Public                        5,850,000
              Co., Ltd. GDS (Note A, below)
                                                                    ------------

Total Thai Stocks
(Cost $46,647,236)                                                    24,898,658
                                                                    ------------
================================================================================
TURKEY:                                                                    2.47%
--------------------------------------------------------------------------------
Appliances & Household Durables
 238,050,000  Arcelik A.S.                                             2,404,307

Banking
2,173,009,974 Yapi ve Kredi Bankasi A.S.                               6,410,386

Building Materials
 502,948,310  Baticim Bati Anadolu Cimento                             1,458,551
              Sanayii A.S.

Chemicals
 169,957,000  Sasa Sun'i Ve Sentetik Elyaf                             1,767,555

Energy Sources
  45,000,000  Tupras-Turkiye Petrol Rafinerileri A.S.                  1,181,251

Miscellaneous Materials
  25,000,000  Brisa Bridgestone Sabanci Lastik                           712,501
              San. Ve Tic A.S.
                                                                    ------------

Total Turkish Stocks
(Cost $20,588,977)                                                    13,934,551
                                                                    ------------

Total Equities
(Cost  $701,140,076)                                                 548,316,674
                                                                    ------------
================================================================================
WARRANTS:                                                                  0.32%
--------------------------------------------------------------------------------
THAILAND--Telecommunications
  14,440,100  Jasmine International Public Co., Ltd.                   1,796,392
              (Foreign) (Expiration 08/02/2004)
              (Note A, below)
                                                                    ------------

Total Warrants (Cost $38,938)                                          1,796,392
                                                                    ------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $701,179,014)              97.62%           $550,113,066
(Note D, below)
Cash and Other Assets, Less Liabilities             2.38              13,414,810
                                                  ------            ------------
Net Assets (Equivalent to $14.65
per share based on 38,469,379
shares of capital stock outstanding)              100.00%           $563,527,876
                                                  ======            ============
================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity               Description                                  Market Value
--------------------------------------------------------------------------------
360,382              Argentine Peso                                 $    360,927
1,900,404            Brazilian Real                                      875,964
78,666               Euro                                                 69,203
3,387,243            Hong Kong Dollar                                    434,259
251,033,694          Indonesian Rupiah                                    24,098
1,498,661            Israeli Shekel                                      356,654
25,118,296           Indian Rupee                                        537,750
631,721              Mexican Peso                                         66,602
28,969,323           Malaysian Ringgit                                 7,623,506
84,008,203           New Taiwan Dollar                                 2,561,226
17,948,416           Philippine Peso                                     362,411
495,616              Polish Zloty                                        121,192
50,528               Singapore Dollar                                     28,001
4,720,879            South African Rand                                  587,722
793,892              Thailand Baht                                        17,636
31,993,947           Turkish Lira                                             32
                                                                    ------------

Total Foreign Currencies                                            $ 14,027,183
                                                                    ------------
--------------------------------------------------------------------------------
(A)   Non-Income-producing security
(B)   Explanation of abbreviations:
      ADR-American Depository Receipts
      NVP-Non-Voting Preference Share
      PFD-Preference Shares
      GDR-Global Depository Receipts
      GDS-Global Depository Share
(C)   Affiliated company (see Note 3B of the Notes to Financial Statements)
(D) At March 31, 2001, the cost basis of investment securities owned was substantially identical for both book and tax.


                                    Schedule of Investments--Stock Portfolios 15

================================================================================
(E)   Allocation of assets by industry as of March 31, 2001:
      Appliances & Household Durables                                      1.02%
      Automobiles                                                          1.38
      Banking                                                             18.38
      Beverage & Tobacco                                                   2.94
      Building Materials                                                   3.53
      Chemicals                                                            8.84
      Conglomerates                                                        0.01
      Construction                                                         0.21
      Construction & Housing                                               0.21
      Communication Services                                               0.44
      Electrical & Electronics                                             3.68
      Energy                                                               1.37
      Energy Sources                                                       4.51
      Expressways                                                          2.48
      Financial Services                                                   1.80
      Food & Household Products                                            3.28
      Health & Personal Care                                               0.74
      Industrial Components                                                0.17
      Insurance                                                            1.59
      Leisure                                                              0.14
      Machinery & Engineering                                              0.23
      Merchandising                                                        1.72
      Metal-Aluminum                                                       0.27
      Metal-Nonferrous                                                     2.30
      Metal-Steel                                                          4.45
      Mining                                                               0.54
      Miscellaneous Materials                                              3.49
      Multi-Industry                                                       0.70
      Paper & Forest Products                                              4.55
      Real Estate                                                          2.16
      Retail                                                               0.71
      Steel Producers                                                      0.15
      Telecommunications                                                  10.21
      Transportation-Shipping                                              0.35
      Utilities-Electric, Gas & Water                                      9.07
      Cash and Other Assets, Less Liabilities                              2.38
                                                                         ------
      Total                                                              100.00%
                                                                         ======

See Notes to Financial Statements.


16 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

                      This page intentionally left blank.

FA_41_5/01

                         Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------
                                SEMIANNUALREPORT
                                 MARCH 31, 2001
--------------------------------------------------------------------------------

Schedule of Investments

Taxable Bond

Portfolios

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Intermediate Duration
--------------------------------------------------------------------------------
Short Duration Plus
--------------------------------------------------------------------------------
Government Short Duration

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    Bernstein Intermediate Duration Portfolio
                           March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                   18.56%
--------------------------------------------------------------------------------
Commercial Paper: 18.06%
  62,460,000  Deutsche Bank AG,                                   $   62,359,752
              Discount rate 4.82%, 04/12/2001
  31,230,000  American Express Credit Corp.,                          31,175,417
              Discount rate 4.84%, 04/13/2001
  37,470,000  Lasalle National Corp.,                                 37,403,969
              Discount rate 4.88%, 04/13/2001
  31,230,000  Prudential Funding Corp.,                               31,163,098
              Discount rate 4.95%, 04/16/2001
  62,460,000  General Electric Capital Corp.,                         62,325,919
              Discount rate 4.83%, 04/16/2001
  31,230,000  National Australia Funding                              31,162,960
              Delaware Inc.,
              Discount rate 4.83%, 04/16/2001
  37,470,000  Salomon Smith Barney Holdings Inc.,                     37,389,231
              Discount rate 4.85%, 04/16/2001
  20,220,000  Wells Fargo & Co.,                                      20,176,415
              Discount rate 4.85%, 04/16/2001
  31,230,000  San Paolo U.S. Finance Co.,                             31,161,710
              Discount rate 4.92%, 04/16/2001
  31,575,000  Philip Morris Cos. Inc.,                                31,480,977
              Discount rate 5.36%, 04/20/2001
                                                                  --------------
Total Commercial Paper (Cost $375,799,448)                           375,799,448
                                                                  --------------
Repurchase Agreement: 0.50%
  10,461,000  State Street Bank & Trust Co.,                          10,461,000
              Repurchase Agreement, Dated
              03/30/2001, 5.25%, maturing
              04/02/2001 for $10,465,577,
              collateral 10,500,000 principal
              amount FNMA, 6.00%, 07/16/2001,
              value $10,671,360
                                                                  --------------
Total Repurchase Agreement (Cost $10,461,000)                         10,461,000
                                                                  --------------
Total Short-Term Investments
(Cost $386,260,448)                                                  386,260,448
                                                                  --------------
================================================================================
U.S. TREASURY NOTES:                                                      21.75%
--------------------------------------------------------------------------------

 110,000,000  5.75%, 08/15/2003                                      113,557,400
 312,865,000  5.75%, 11/15/2005                                      328,261,087
  10,905,000  5.00%, 02/15/2011                                       10,961,270
                                                                  --------------
Total U.S. Treasury Notes (Cost $449,226,724)                        452,779,757
                                                                  --------------
================================================================================
U.S. TREASURY BONDS:                                                       8.46%
--------------------------------------------------------------------------------
 130,280,000  8.125%, 08/15/2019                                     168,141,974
   8,000,000  5.375%, 02/15/2031                                       7,900,008
                                                                  --------------
Total U.S. Treasury Bonds (Cost $176,241,793)                        176,041,982
                                                                  --------------
================================================================================
Principal Amount                  Description                       Market Value
================================================================================
U.S. GOVERNMENT AGENCIES:                                                 18.42%
--------------------------------------------------------------------------------
 240,000,000  Federal Home Loan Mortgage                           $ 249,374,400
              Corp., 6.375%, 11/15/2003
  11,000,000  Federal National Mortgage                               11,354,090
              Association, 6.00%, 12/15/2005
  79,300,000  Federal Home Loan Mortgage                              79,428,783
              Corp., 5.25%, 01/15/2006
  40,000,000  Federal Home Loan Mortgage                              43,262,400
              Corp., 6.875%, 09/15/2010
                                                                  --------------
Total U.S. Government Agencies
(Cost $381,332,421)                                                  383,419,673
                                                                  --------------
================================================================================
MORTGAGE DERIVATIVES:                                                      0.00%
--------------------------------------------------------------------------------
       4,671  G.E. Capital Mortgage Services Inc.,                         4,656
              Series 1994-11-CA Class A1,
              6.50%, 03/25/2024
         503  Government National Mortgage                                   526
              Association Series 1995-4 CQ,
              8.00%, 06/20/2025
                                                                  --------------
Total Mortgage Derivatives
(Cost $5,057)                                                              5,182
                                                                  --------------
================================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                     7.20%
--------------------------------------------------------------------------------
   8,132,159  Credit Suisse First Boston Mortgage                      8,302,934
              Securities Corp. Series 1997-C2
              Class A1, 6.40%, 02/17/2004
  11,334,353  TVO Southwest Mortgage Series                           11,548,686
              1994-MF1 Class A1, Rule 144A,
              9.37%, 11/18/2004
  11,300,000  CTFS Funding Corp. Series                               11,575,494
              1997-1 Class A2, Rule 144A,
              6.716%, 12/19/2004
   6,655,458  Morgan Stanley Capital I Series                          6,719,949
              1997-LB1 Class A2, Rule 144A,
              6.86%, 07/15/2005
   7,900,000  DLJ Mortgage Acceptance Corp.                            8,399,201
              Series 1996-CF1 Class A2,
              7.67%, 02/12/2006
   2,835,000  Credit Suisse First Boston Mortgage                      2,958,209
              Securities Corp. Series 1997-C1
              Class A1B, 7.15%, 08/20/2006
  12,000,000  Salomon Brothers Mortgage Securities                    12,204,360
              VII Inc. Series 2000-NL1 Class A2,
              Rule 144A, 6.905%, 09/15/2008
   8,232,960  Meristar Commercial Mortgage Trust                       8,585,413
              Series 1999-C1 Class A1, Rule 144A,
              7.28%, 09/03/2009
   2,460,000  RMF Commercial Series 1997-1                             2,469,766
              Class A2, Rule 144A, 6.715%,
              01/15/2019
  10,405,129  Peachtree Franchise Loan LLC                            10,249,052
              Series 1999-A Class A1, Rule 144A,
              6.68%, 01/15/2021

*See Note 1, page 27 in Notes to Financial Statements.


                              Schedule of Investments--Taxable Bond Portfolios 1

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   3,483,000  Peachtree Franchise Loan LLC                         $   3,134,700
              Series 1999-A Class B, Rule 144A,
              7.55%, 01/15/2021
     566,421  Asset Securitization Corp. Series                          572,454
              1996-D3 Class A1A, 7.01%,
              10/13/2026
   5,553,526  J.P. Morgan Commercial Mortgage                          5,670,261
              Finance Corp. Series 1996-C2 Class A,
              6.47%, 11/25/2027
   3,553,533  RMF Commercial Series 1995-1                             3,606,268
              Class A2, 7.10%, 11/28/2027
  11,500,000  DLJ Mortgage Acceptance Corp.                           11,936,770
              Series 1995-CF2 Class A1B,
              Rule 144A, 6.85%, 12/17/2027
   2,821,423  Asset Securitization Corp. Series                        2,939,020
              1997-MD7 Class A1A, 7.32%,
              01/13/2030
  16,239,000  J.P. Morgan Commercial Mortgage                         16,530,328
              Finance Corp. Series 1998-C6
              Class B, 6.735%, 01/15/2030
  12,480,000  Morgan Stanley Capital I Series                         12,799,987
              1998-XL1 Class A2, 6.45%,
              06/03/2030
   9,407,356  Morgan Stanley Capital I Series                          9,671,138
              1997-XL1 Class A1, 6.59%,
              10/03/2030
                                                                   -------------
Total Commercial Mortgage-Backed Securities
(Cost $148,024,729)                                                  149,873,990
                                                                   -------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                   22.02%
--------------------------------------------------------------------------------
  92,855,000  Federal National Mortgage Association                   93,957,189
              Pool TBA, 6.50%, 04/25/2014
              (Note A, p. 4)
 103,325,000  Federal National Mortgage Association                  105,617,782
              Pool TBA, 7.00%, 04/25/2014
              (Note A, p. 4)
  17,415,000  Federal National Mortgage Association                   17,349,694
              Pool TBA, 6.00%, 05/25/2016
              (Note A, p. 4)
   2,022,842  Government National Mortgage                             2,183,395
              Association Pool #267832,
              9.50%, 11/15/2017
   1,622,467  Government National Mortgage                             1,737,045
              Association Pool #780118,
              9.50%, 08/15/2021
   2,157,678  Government National Mortgage                             2,328,932
              Association Pool #780049,
              9.50%, 11/15/2021
   1,987,298  Government National Mortgage                             2,127,641
              Association Pool #780254,
              9.50%, 11/15/2021
   1,468,423  Government National Mortgage                             1,584,972
              Association Pool #780012,
              9.50%, 10/15/2024
          55  Federal Home Loan Mortgage Corp.                                58
              Pool #C80297, 8.50%, 05/01/2025
      24,371  Government National Mortgage                                25,277
              Association Pool #442121,
              8.50%, 11/15/2026
      45,907  Government National Mortgage                                46,639
              Association Pool #780651,
              7.00%, 10/15/2027
  55,515,000  Federal Home Loan Mortgage Corp.                        54,144,335
              Gold Pool TBA, 6.00%, 04/15/2030
              (Note A, p. 4)
  75,355,000  Government National Mortgage                            75,331,346
              Association Pool TBA,
              6.50%, 04/15/2030 (Note A, p. 4)
   6,000,000  Federal National Mortgage Association                    5,975,580
              Pool #568887, 6.50%, 01/01/2031
   5,000,000  Federal National Mortgage Association                    4,979,650
              Pool #568888, 6.50%, 02/01/2031
   7,380,000  Federal National Mortgage Association                    7,349,963
              Pool #569888, 6.50%, 02/01/2031
   6,745,000  Federal Home Loan Mortgage Corp.                         6,578,466
              Pool #C01163, 6.00%, 03/01/2031
   1,520,001  Federal Home Loan Mortgage Corp.                         1,473,914
              Pool #C48292, 6.00%, 03/01/2031
  15,000,000  Federal Home Loan Mortgage Corp.                        14,545,200
              Pool #C48479, 6.00%, 03/01/2031
   6,000,000  Federal National Mortgage Association                    5,975,580
              Pool #573288, 6.50%, 03/01/2031
  16,500,000  Federal National Mortgage Association                   16,432,845
              Pool #575660, 6.50%, 03/01/2031
  10,000,000  Federal National Mortgage Association                    9,959,300
              Pool #575688, 6.50%, 03/01/2031
  29,145,000  Government National Mortgage                            28,562,100
              Association Pool TBA,
              6.00%, 05/15/2031 (Note A, p. 4)
                                                                   -------------
Total Mortgage Pass-Throughs
(Cost $456,874,795)                                                  458,266,903
                                                                   -------------
================================================================================
FINANCE:                                                                   3.72%
--------------------------------------------------------------------------------
   4,080,000  ABN-AMRO Bank (Chicago)                                  4,388,020
              Subordinated Notes, Global Bond,
              7.55%, 06/28/2006
  16,000,000  Qwest Capital Funding Inc.,                             16,978,208
              Rule 144A, 7.90%, 08/15/2010
  11,630,000  Citigroup Inc., Subordinated Notes,                     12,259,857
              Global Bond, 7.25%, 10/01/2010
   4,810,000  Transamerica Capital II, Rule 144A,                      4,511,073
              7.65%, 12/01/2026
   3,695,000  MMI Capital Trust I,                                     3,509,821
              7.625%, 12/15/2027
  15,855,000  Royal & Sun Alliance Insurance                          16,604,101
              Group plc Subordinated Notes,
              Rule 144A, 8.95%, 10/15/2029
   4,050,000  American General Institutional                           4,371,870
              Capital II, 8.50%, 07/01/2030
   2,895,000  Citigroup Capital III,                                   2,856,470
              7.625%, 12/01/2036


2 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   7,895,000  American General Institutional                       $   7,542,741
              Capital Series A, Rule 144A,
              7.57%, 12/01/2045
   4,425,000  American General Institutional                           4,516,943
              Capital Series B, Rule 144A,
              8.125%, 03/15/2046
                                                                   -------------
Total Finance (Cost $76,005,636)                                      77,539,104
                                                                   -------------
================================================================================
INDUSTRIAL:                                                                6.11%
--------------------------------------------------------------------------------
   3,232,000  Boise Cascade Corp.,                                     3,321,242
              9.85%, 06/15/2002
   8,880,000  UST Inc. Senior Notes,                                   9,271,723
              8.80%, 03/15/2005
  13,445,000  Phillips Petroleum Co.,                                 15,612,011
              8.75%, 05/25/2010
  21,300,000  Time Warner Inc. Debentures,                            24,987,328
              9.15%, 02/01/2023
   7,910,000  Champion International Corp.,                            7,240,664
              7.35%, 11/01/2025
  14,055,000  Lilly Del Mar Inc., Floating Rate Note,                 13,909,882
              Rule 144A, 6.59%, 08/05/2029,
              Callable 08/05/2004 @100
  11,705,000  Amerada Hess Corp.,                                     12,397,023
              7.875%, 10/01/2029
  14,040,000  Liberty Media Group Inc.,                               12,653,901
              Rule 144A, 8.25%, 02/01/2030
  10,330,000  Marconi Corp. plc, Yankee Bond,                          9,430,722
              8.375%, 09/15/2030
   4,485,000  British Telecommunications plc                           4,642,204
              Global Bond, 8.625%, 12/15/2030
  13,600,000  AT&T Wireless Services Inc. Senior                      13,733,117
              Notes, Rule 144A, 8.75%, 03/01/2031
                                                                   -------------
Total Industrial (Cost $124,873,051)                                 127,199,817
                                                                   -------------
================================================================================
UTILITIES:                                                                 2.62%
--------------------------------------------------------------------------------
  12,000,000  All Telephone Ohio LP, Rule 144A,                       12,735,588
              8.00%, 08/15/2010
  16,580,000  Xcel Energy Inc., Senior Notes,                         16,954,343
              7.00%, 12/01/2010
  10,475,000  Sprint Capital Corp.,                                    8,981,171
              6.875%, 11/15/2028
  12,160,000  AT & T Corp.,                                           10,290,729
              6.50%, 03/15/2029
   5,160,000  Duke Energy Field Services,                              5,522,402
              8.125%, 08/16/2030
                                                                   -------------
Total Utilities (Cost $52,241,545)                                    54,484,233
                                                                   -------------
================================================================================
TAXABLE MUNICIPALS:                                                        0.41%
--------------------------------------------------------------------------------
   5,759,721  California Maritime Infrastructure                       5,751,888
              Authority, Rule 144A,
              6.63%, 11/01/2009
   2,575,000  Edinburg, Texas Industrial                               2,700,068
              Development Corp. Lease Revenue,
              8.18%, 11/01/2028
                                                                   -------------
Total Taxable Municipals (Cost $8,334,721)                             8,451,956
                                                                   -------------
================================================================================
ASSET-BACKED SECURITIES:                                                   1.85%
--------------------------------------------------------------------------------
   7,550,000  NPF6 Series 1998-1A Class A,                             7,568,875
              Rule 144A, 6.22%, 06/01/2002
  30,000,000  Citibank Credit Card Master Trust I                     25,004,496
              Series 1997-6 Class A,
              6.323%, 08/15/2006
   5,902,215  Green Tree Recreational Equipment &                      5,970,445
              Consumer Trust Series 1998-A
              Class A1C, 6.18%, 06/15/2019
                                                                   -------------
Total Asset-Backed Securities
(Cost $38,506,362)                                                    38,543,816
                                                                   -------------
================================================================================
HIGH YIELD:                                                                4.76%
--------------------------------------------------------------------------------
   2,315,000  Advanta Corp., Medium-Term Notes,                        2,316,160
              7.28%, 07/30/2001
     804,000  Fleming Companies Inc., Senior Notes,                      822,090
              10.625%, 12/15/2001,
              Callable 12/15/2000 @101.50
   2,265,000  US Air Inc.                                              2,285,159
              9.625%, 09/01/2003
   1,288,557  America West Airlines                                    1,291,721
              10.50%, 01/02/2004
   1,145,000  Doman Industries Ltd., Yankee Bond,                      1,176,488
              12.00%, 07/01/2004
   2,280,000  Jones International Networks Ltd.,                       2,097,600
              11.75%, 07/01/2005,
              Callable 07/01/2003 @105.88
   2,435,000  Continental Airlines Inc.,                               2,428,912
              8.00%, 12/15/2005
   5,040,000  Generac Portable Products,                               5,115,600
              Senior Subordinated Notes,
              11.25%, 07/01/2006,
              Callable 07/01/2002 @107.63
   1,450,000  Global Crossing Holdings Ltd.,                           1,373,875
              Senior Notes, Yankee Bond,
              9.125%, 11/15/2006
     920,000  Intermedia Communications Inc.,                            805,000
              Senior Discount Notes Series B,
              11.25%, 07/15/2007
   1,275,000  K. Hovnanian Enterprises Inc., Senior                    1,313,250
              Notes, Rule 144A, 10.50%, 10/01/2007
     375,000  Century Communications Corp.,                              180,000
              Senior Discount Notes, 0.00%,
              01/15/2008
     632,808  Continental Airlines Inc.,                                 710,343
              11.50%, 04/02/2008
   3,290,000  Grove Holdings LLC, Senior Notes,                          246,750
              9.25%, 05/01/2008,
              Callable 05/01/2003 @104.63


                              Schedule of Investments--Taxable Bond Portfolios 3

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   1,595,000  Williams Communications Group Inc.,                  $   1,252,075
              Senior Notes, 11.70%, 08/01/2008
   6,605,000  Grove Holdings LLC, Senior Notes,                           66,050
              11.625%, 05/01/2009,
              Callable 05/01/2003 @105.81
   2,555,000  Allied Waste North America Inc.,                         2,618,875
              Series B, 10.00%, 08/01/2009,
              Callable 08/01/2004 @105
   1,070,000  United Pan-Europe Communications                           722,250
              NV, Senior Notes, Yankee Bond,
              10.875%, 08/01/2009, Callable
              08/01/2004 @105.44
   1,625,000  Charter Communications Holdings                          1,738,750
              LLC, Senior Note, 10.75%,
              10/01/2009
   1,905,000  Level 3 Communications Inc., Senior                        733,425
              Discount Notes, 0.00%, 03/15/2010,
              Callable 03/15/2005 @106.44
     620,000  Exodus Communications Inc., Senior                         502,200
              Notes, 11.625%, 07/15/2010,
              Callable 7/15/2005 @105.81
   2,590,000  Williams Communications Group Inc.,                      2,007,250
              Senior Notes, 11.875%, 08/01/2010
   1,640,000  Adelphia Communications Corp.,                           1,746,600
              Senior Notes, 10.875%, 10/01/2010
   3,925,000  NTL Communications Corp.,                                3,571,750
              Senior Notes, Rule 144A,
              11.875%, 10/01/2010
  33,325,000  United Mexican States, Global Notes,                    32,908,437
              8.375%, 01/14/2011
   7,245,000  Trinet Corp. Realty Trust,                               6,938,660
              6.75%, 03/01/2013,
              Putable 03/01/2003 @100
  26,635,000  Republic of Argentina, Global Bond,                     22,040,462
              11.75%, 06/15/2015
                                                                   -------------
Total High Yield (Cost $110,763,359)                                  99,009,732
                                                                   -------------
================================================================================
REAL ESTATE INVESTMENT TRUSTS:                                             1.52%
--------------------------------------------------------------------------------
   5,755,000  EOP Operating LP,                                        5,832,836
              6.50%, 01/15/2004
  12,885,000  ERP Operating LP,                                       13,295,593
              7.10%, 06/23/2004
  12,735,000  Security Capital Group Inc.,                            12,627,377
              6.95%, 06/15/2005
                                                                   -------------
Total Real Estate Investment Trusts
(Cost $31,033,339)                                                    31,755,806
                                                                   -------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $2,439,723,980)           117.40%        $2,443,632,399
(Note B, below)
Cash and Other Assets, Less Liabilities           (17.40)          (362,177,768)
                                                  ------         --------------
Net Assets (Equivalent to $12.85
per share based on 161,927,689
shares of capital stock outstanding)              100.00%        $2,081,454,631
                                                  ======         ==============
--------------------------------------------------------------------------------
(A)   Explanation of abbreviations:
      FNMA-Federal National Mortgage Association
      TBA-To Be Announced
(B) At March 31, 2001, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


4 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                     Bernstein Short Duration Plus Portfolio
                           March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                   14.23%
--------------------------------------------------------------------------------
Commercial Paper: 7.04%
  11,390,000  Market Street Funding Corp.,                        $   11,379,977
              Discount rate 5.28%, 04/06/2001
  14,590,000  Clipper Receivables Corp.,                              14,565,780
              Discount rate 4.98%, 04/12/2001
                                                                  --------------
Total Commercial Paper (Cost $25,945,757)                             25,945,757
                                                                  --------------
Repurchase Agreement: 7.19%
  26,504,000  State Street Bank & Trust Co.,                          26,504,000
              Repurchase Agreement, Dated
              03/30/01, 5.30%, maturing
              04/02/01 for $26,515,706, collateral
              27,645,000 principal amount FNMA,
              0%, 09/26/01, value $27,036,810
                                                                  --------------
Total Repurchase Agreement (Cost $26,504,000)                         26,504,000
                                                                  --------------
Total Short-Term Investments (Cost $52,449,757)                       52,449,757
                                                                  --------------
================================================================================
U.S. TREASURY NOTES:                                                      13.94%
--------------------------------------------------------------------------------
   1,025,000  6.50%, 05/31/2002                                        1,051,424
  35,000,000  5.75%, 10/31/2002                                       35,814,800
  14,070,000  5.75%, 08/15/2003                                       14,525,024
                                                                  --------------
Total U.S. Treasury Notes (Cost $50,455,162)                          51,391,248
                                                                  --------------
================================================================================
U.S. GOVERNMENT AGENCIES:                                                 12.95%
--------------------------------------------------------------------------------
  11,000,000  Federal Home Loan Bank                                  11,051,590
              Consolidated Bond,
              5.00%, 02/14/2003
  28,000,000  Federal Home Loan Bank                                  28,175,000
              Consolidated Bond,
              5.00%, 02/28/2003
   4,210,000  Federal Home Loan Mortgage Corp.,                        4,436,961
              7.375%, 05/15/2003
   2,925,000  Federal Home Loan Mortgage Corp.,                        3,039,251
              6.38%, 11/15/2003
   1,000,000  Federal Home Loan Mortgage Corp.,                        1,010,940
              5.25%, 02/15/2004
                                                                  --------------
Total U.S. Government Agencies
(Cost $47,499,935)                                                    47,713,742
                                                                  --------------
================================================================================
MORTGAGE DERIVATIVES:                                                      5.09%
--------------------------------------------------------------------------------
   4,264,417  Government National Mortgage                             4,277,722
              Association Series 1998-19
              Class DA, 6.15%, 06/20/2016
   4,495,599  Federal Home Loan Mortgage Corp.                         4,565,865
              Series 1763 Class H,
              8.25%, 07/15/2023
   6,780,000  Federal Home Loan Mortgage Corp.                         6,862,580
              Preassign 00327, Series 2298
              Class PA, 6.50%, 01/15/2017
       2,330  G.E. Capital Mortgage Services,                              2,323
              Inc. Series 1994-11-CA Class A4,
              6.50%, 03/25/2024
   2,996,525  Federal Home Loan Mortgage Corp.                         3,048,006
              Preassign 00733, Series 2248
              Class G, 7.50%, 09/15/2027
                                                                  --------------
Total Mortgage Derivatives (Cost $18,761,365)                         18,756,496
                                                                  --------------
================================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                     8.75%
--------------------------------------------------------------------------------
     821,911  Prudential Securities Secured                              824,139
              Financing Corp. Series 1998-C1
              Class A1-A1, 6.105%, 11/15/2002
   1,073,538  Morgan Stanley Capital, Inc. Series                      1,084,520
              1997-ALIC Class A1B,
              6.44%, 11/15/2002
   1,563,029  First Union Lehman Brothers                              1,613,937
              Commercial Mortgage Series
              1997-C1 Class A1, 7.15%, 02/18/2004
   1,822,228  DLJ Mortgage Acceptance Corp.                            1,821,372
              Series 1994-MF11 Class A1,
              8.10%, 06/18/2004
   2,217,891  LB Commercial Conduit Mortgage                           2,256,815
              Trust Series 1998-C1 Class A1,
              6.33%, 11/18/2004
   3,998,558  Morgan Stanley Capital I Series                          4,171,295
              1996-WFI Class A2, Rule 144A,
              7.45%, 01/16/2006
   1,961,743  Credit Suisse First Boston Mortgage                      1,999,536
              Securities Corp. Series 1998-C1
              Class A1A, 6.26%, 12/17/2007
   1,782,648  Morgan Stanley Capital I Series                          1,799,922
              1997-LB1 Class A2, Rule 144A,
              6.86%, 08/15/2023
   2,149,248  Goldman Sachs Mortgage Securities                        2,175,447
              Corp. II Series 1996-PL Class A1,
              7.02%, 02/15/2027
     957,504  RMF Commercial Series 1995-1                               971,713
              Class A2, 7.10%, 11/28/2027
   2,498,874  J.P. Morgan Commercial Mortgage                          2,544,829
              Finance Corp. Series 1998-C6
              Class A1, 6.373%, 01/15/2030
   2,000,000  Salomon Brothers Mortgage Securities                     2,034,060
              VII, Inc. Series 2000-NL1 Class A2,
              Rule 144A, 6.905%, 10/15/2030
   2,958,568  Goldman Sachs Mortgage Securities                        2,990,106
              Corp. II Series 1998-C1 Class A1,
              6.06%, 10/18/2030
   3,746,564  Credit Suisse First Boston Mortgage                      3,780,171
              Securities Corp. Series 1998-C2
              Class A1, 5.96%, 11/11/2030

*See Note 1, page 27 in Notes to Financial Statements.


                              Schedule of Investments--Taxable Bond Portfolios 5

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   2,139,534  Credit Suisse First Boston Mortgage                  $   2,184,465
              Securities Corp. Series 1997-C2
              Class A1, 6.40%, 01/17/2035
                                                                   -------------
Total Commercial Mortgage-Backed Securities
(Cost $31,617,700)                                                    32,252,327
                                                                   -------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                   12.08%
--------------------------------------------------------------------------------
   5,710,000  Federal National Mortgage                                5,836,705
              Association Pool TBA,
              7.00%, 04/25/2014 (Note A, p. 7)
  11,500,000  Federal National Mortgage                               11,837,870
              Association Pool TBA,
              7.50%, 04/25/2014 (Note A, p. 7)
     985,131  Federal National Mortgage                                1,036,535
              Association Pool #560821,
              9.00%, 10/01/2015
   1,045,000  Federal National Mortgage                                1,041,081
              Association Pool TBA,
              6.00%, 10/19/2015 (Note A, p. 7)
   4,949,350  Government National Mortgage                             5,177,961
              Association Pool #780772,
               8.00%, 12/15/2017
   2,025,000  Federal Home Loan Mortgage Corp.                         1,975,003
              Gold Pool TBA, 6.00%, 04/15/2030
              (Note A, p. 7)
  17,245,000  Federal Home Loan Mortgage Corp.                        17,638,358
              Gold Pool TBA, 7.50%, 04/15/2030
              (Note A, p. 7)
                                                                   -------------
Total Mortgage Pass-Throughs
(Cost $44,440,549)                                                    44,543,513
                                                                   -------------
================================================================================
FINANCE:                                                                  10.73%
--------------------------------------------------------------------------------
   5,500,000  First USA North America Bank Notes,                      5,515,180
              6.125%, 06/25/2001
   2,860,000  Boeing Capital Corp. Medium-Term                         2,872,398
              Notes, 6.35%, 07/26/2001
   6,350,000  Transamerica Finance Corp.                               6,429,629
              Medium-Term Notes Series F,
              6.80%, 12/14/2001
   4,180,000  Capital One Bank Notes,                                  4,219,911
              6.76%, 07/23/2002
   6,500,000  Sprint Capital Corp.,                                    6,405,893
              5.70%, 11/15/2003
   5,000,000  Textron Financial Corp. Medium-Term                      5,034,155
              Notes Series MTNE,
              5.95%, 03/15/2004
   5,000,000  The MONY Group Inc.,                                     5,108,665
              7.45%, 12/15/2005
   4,000,000  Salomon Smith Barney Holdings Inc.                       3,979,520
              Global Senior Notes,
              5.875%, 03/15/2006
                                                                   -------------
Total Finance (Cost $39,324,057)                                      39,565,351
                                                                   -------------
================================================================================
INDUSTRIAL:                                                               15.60%
--------------------------------------------------------------------------------
   5,525,000  Tyco International Group S.A.,                           5,529,774
              6.125%, 06/15/2001
   2,785,000  Philip Morris Inc.,                                      2,805,005
              7.25%, 09/15/2001
   2,650,000  K.N. Energy, Inc. Senior Notes,                          2,663,753
              6.45%, 11/30/2001
   4,200,000  TTX Co., Rule 144A,                                      4,248,527
              6.29%, 05/15/2002
   4,970,000  Apache Corp.,                                            5,230,363
              9.25%, 06/01/2002
   2,060,000  Bombadier Capital, Inc. Medium-Term                      2,104,449
              Notes, Yankee Bond, Rule 144A,
              7.30%, 12/15/2002
   5,215,000  Tele-Communications, Inc. Senior Notes,                  5,428,325
              8.25%, 01/15/2003
   4,200,000  Federated Department Stores Inc.                         4,450,950
              Senior Notes, 8.50%, 06/15/2003
   2,400,000  TRW Inc. Medium-Term Notes Series                        2,397,619
              MTNB, 6.58%, 06/23/2003
   7,860,000  FedEx Corp., Rule 144A,                                  7,975,518
              6.625%, 02/12/2004
   6,810,000  Tyco International Group S.A.,                           6,883,439
              6.375%, 02/15/2006
   7,700,000  AT&T Wireless Services, Inc. Senior                      7,778,940
              Notes, Rule 144A, 7.35%, 03/01/2006
                                                                   -------------
Total Industrial (Cost $56,703,423)                                   57,496,662
                                                                   -------------
================================================================================
UTILITIES:                                                                 2.63%
--------------------------------------------------------------------------------
   4,590,000  Telecom de Puerto Rico Senior Notes,                     4,615,419
              6.15%, 05/15/2002
   5,000,000  Progress Energy, Inc. Senior Notes,                      5,092,250
              6.55%, 03/01/2004
                                                                   -------------
Total Utilities (Cost $9,588,902)                                      9,707,669
                                                                   -------------
================================================================================
TAXABLE MUNICIPALS:                                                        1.91%
--------------------------------------------------------------------------------
   1,690,000  Virgin Islands Public Finance Authority                  1,703,554
              Revenue Taxable Refunding Senior
              Lien Loan Notes Series B,
              6.99%, 10/01/2001
   3,520,000  New York City Taxable Series B,                          3,604,480
              6.80%, 08/01/2002
   1,727,916  California Maritime Infrastructure                       1,725,566
              Authority, Rule 144A,
              6.63%, 11/01/2009
                                                                   -------------
Total Taxable Municipals (Cost $6,927,847)                             7,033,600
                                                                   -------------
================================================================================
ASSET-BACKED SECURITIES:                                                   8.71%
--------------------------------------------------------------------------------
   4,235,000  Honda Auto Lease Trust Series                            4,264,137
              1999-A Class A4, 6.45%, 09/16/2002
   4,181,166  John Deere Owner Trust                                   4,198,141
              Asset-Backed Notes Series 1999-A
              Class A3, 5.94%, 10/15/2002


6 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   1,380,000  The Money Store Auto Trust Series                    $   1,380,000
              1996-2, 6.435%, 06/20/2003
   4,895,000  Copelco Capital Funding Corp.                            4,980,663
              Series 2000-A Class A3,
              7.12%, 08/18/2003
   1,653,610  Newcourt Receivables Asset Trust                         1,653,610
              Series 1997-1, Asset-Backed Notes
              Class A4, 6.193%, 05/20/2005
   4,145,000  Harley-Davidson Eaglemark                                4,320,499
              Motorcycle Trust Series 2000-2
              Class A2, 7.18%, 05/15/2008
   3,332,012  Green Tree Financial Corp. Series                        3,386,157
              1993-4 Class A4, 6.60%, 01/15/2019
   1,055,847  Green Tree Recreational Equipment &                      1,068,053
              Consumer Trust Series 1998-A
              Class A1C, 6.18%, 06/15/2019
   3,000,000  Indymac, Inc. Series 2001-A                              3,015,000
              Class AF3, 6.092%, 11/25/2026
   3,800,000  Centex Home Equity Loan Trust                            3,842,294
              Series 2000-D, Asset-Backed
              Certificate Class A5,
              7.17%, 01/25/2031
                                                                   -------------
Total Asset-Backed Securities (Cost $31,710,652)                      32,108,554
                                                                   -------------
================================================================================
HIGH YIELD:                                                                0.62%
--------------------------------------------------------------------------------
     185,000  Fleming Companies, Inc. Senior                             189,163
              Notes, 10.625%, 12/15/2001,
              Callable 12/15/2000 @101.5
     299,805  America West Airlines                                      300,541
              10.50%, 01/02/2004
     580,000  Jones International Networks Ltd.,                         533,600
              11.75%, 07/01/2005,
              Callable 07/01/2003 @105.87
     830,000  Generac Portable Products Senior                           842,450
              Subordinated Notes,
              11.25%, 07/01/2006,
              Callable 07/01/2002 @107.63
     367,277  Continental Airlines, Inc.,                                412,278
              11.50%, 04/02/2008
                                                                   -------------
Total High Yield (Cost $2,278,956)                                     2,278,032
                                                                   -------------
================================================================================
REAL ESTATE INVESTMENT TRUSTS:                                             4.73%
--------------------------------------------------------------------------------
   2,930,000  First Industrial LP,                                     2,930,088
              6.50%, 04/05/2001,
              Putable 04/05/2001 @100
   3,180,000  Archstone Communities Trust                              3,202,276
              Medium-Term Notes,
              6.37%, 10/15/2001
   3,555,000  Spieker Properties LP                                    3,612,900
              7.58%, 12/17/2001
   3,600,000  HRPT Properties Trust Senior Notes,                      3,617,255
              6.75%, 12/18/2002
   2,300,000  ERP Operating LP                                         2,373,292
              7.10%, 06/23/2004
   1,725,000  Security Capital Group Inc.,                             1,710,422
              6.95%, 06/15/2005
                                                                   -------------
Total Real Estate Investment Trusts
(Cost $17,210,367)                                                    17,446,233
                                                                   -------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $408,968,672)                   111.97%    $412,743,184
(Note B, below)
Cash and Other Assets, Less Liabilities                 (11.97)     (44,124,438)
                                                        ------     ------------
Net Assets (Equivalent to $12.45
per share based on 29,614,993
shares of capital stock outstanding)                    100.00%    $368,618,746
                                                        ======     ============
--------------------------------------------------------------------------------
(A)   Explanation of abbreviations:
      FNMA-Federal National Mortgage Association
      TBA-To Be Announced
(B) At March 31, 2001, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


                              Schedule of Investments--Taxable Bond Portfolios 7

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                  Bernstein Government Short Duration Portfolio
                           March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                    9.28%
--------------------------------------------------------------------------------
Commercial Paper: 7.63%
   2,113,000  Enterprise Funding Corp.,                           $    2,111,459
              Discount rate 5.25%, 04/05/2001
   1,033,000  Fountain Square Commerce                                 1,032,098
              Funding Inc.,
              Discount rate 5.24%, 04/06/2001
   1,197,000  Enterprise Funding Corp.,                                1,195,943
              Discount rate 5.30%, 04/06/2001
   4,000,000  Market Street Funding Corp.,                             3,996,480
              Discount rate 5.28%, 04/06/2001
                                                                  --------------
Total Commercial Paper (Cost $8,335,980)                               8,335,980

Repurchase Agreement: 1.65%
   1,797,000  State Street Bank & Trust Co.,                           1,797,000
              Repurchase Agreement, Dated
              03/30/01, 5.30%, maturing 04/02/01
              for $1,797,794, collateral 1,875,000
              principal amount FNMA, 0%, 09/26/01,
              value $1,833,750 (Note A, below)
                                                                  --------------
Total Repurchase Agreement (Cost $1,797,000)                           1,797,000
                                                                  --------------
Total Short-Term Investments (Cost $10,132,980)                       10,132,980
                                                                  --------------
================================================================================
U.S. TREASURY NOTES:                                                      44.48%
--------------------------------------------------------------------------------
   5,420,000  6.625%, 03/31/2002                                       5,547,045
  11,630,000  6.50%, 05/31/2002                                       11,929,822
  12,415,000  5.875%, 09/30/2002                                      12,715,691
   7,000,000  5.75%, 10/31/2002                                        7,162,960
  10,400,000  6.75%, 05/15/2005                                       11,240,112
                                                                  --------------
Total U.S. Treasury Notes (Cost $47,585,403)                          48,595,630
                                                                  --------------
================================================================================
U.S. GOVERNMENT AGENCIES:                                                 42.79%
--------------------------------------------------------------------------------
  13,670,000  Federal Home Loan Bank,                                 13,708,413
              5.50%, 08/13/2001
   2,685,000  Federal National Mortgage                                2,682,073
              Association, 4.625%, 10/15/2001
  10,000,000  Federal Home Loan Bank,                                 10,062,500
              Consolidated Bond, 5.00%, 02/28/2003
  13,945,000  Federal Home Loan Mortgage Corp.,                       14,696,775
              7.375%, 05/15/2003
   5,000,000  Federal Home Loan Mortgage Corp.,                        5,054,700
              5.25%, 02/15/2004
     545,000  Federal Home Loan Mortgage Corp.,                          545,594
              5.25%, 01/15/2006
                                                                  --------------
Total U.S. Government Agencies
(Cost $46,537,141)                                                    46,750,055
                                                                  --------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                    8.24%
--------------------------------------------------------------------------------
   1,125,000  Federal National Mortgage                                1,149,964
              Association Pool TBA,
              7.00%, 04/25/2014 (Note A, below)
   1,500,000  Federal National Mortgage                                1,544,070
              Association Pool TBA,
              7.50%, 04/25/2014 (Note A, below)
     200,000  Federal National Mortgage                                  199,250
              Association TBA, 6.00%, 05/26/2016
              (Note A, below)
   1,091,547  Government National Mortgage                             1,094,952
              Association, 6.15%, 06/20/2016
   3,395,000  Federal Home Loan Mortgage Corp.                         3,311,177
              Gold TBA, 6.00%, 04/15/2030
              (Note A, below)
   1,660,000  Federal Home Loan Mortgage Corp.                         1,697,865
              Gold TBA, 7.50%, 04/15/2030
              (Note A, below)
                                                                  --------------
Total Mortgage Pass-Throughs (Cost $8,978,622)                         8,997,278
                                                                  --------------
================================================================================
ASSET-BACKED SECURITY:                                                     0.45%
--------------------------------------------------------------------------------
     487,611  Green Tree Financial Corp. Series                          495,535
              1993-4 Class A4, 6.60%, 01/15/2019
                                                                  --------------
Total Asset-Backed Security (Cost $495,915)                              495,535
                                                                  --------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $113,730,061)               105.24%         $114,971,478
(Note B, below)
Cash and Other Assets, Less Liabilities              (5.24)          (5,727,331)
                                                    ------          ------------
Net Assets (Equivalent to $12.80
per share based on 8,533,075
shares of capital stock outstanding)                100.00%         $109,244,147
                                                    ======          ============
--------------------------------------------------------------------------------
(A)   Explanation of abbreviations:
      FNMA-Federal National Mortgage Association
      TBA-To Be Announced
(B) At March 31, 2001, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

*See Note 1, page 27 in Notes to Financial Statements.

8 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

                       This page intentionally left blank.

FA_42_5/01

                        Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
                                 MARCH 31, 2001
--------------------------------------------------------------------------------

Schedule of Investments

Municipal Bond

Portfolios

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Diversified Municipal
--------------------------------------------------------------------------------
California Municipal
--------------------------------------------------------------------------------
New York Municipal
--------------------------------------------------------------------------------
Short Duration Diversified Municipal
--------------------------------------------------------------------------------
Short Duration California Municipal
--------------------------------------------------------------------------------
Short Duration New York Municipal

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    Bernstein Diversified Municipal Portfolio
                           March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                    3.01%
--------------------------------------------------------------------------------
Commercial Paper: 0.09%
   1,112,000  National Australia Funding Inc.,                    $    1,111,668
              5.37%, 04/02/2001
                                                                  --------------

Total Commercial Paper (Cost $1,111,668)                               1,111,668
                                                                  --------------
Tax Exempt Variable-Rate Demand Notes: 2.92%
  11,400,000  California Infrastructure &                             11,400,000
              Economic Development Bank
              Revenue, Independent Systems
              Operating Corporation Project C,
              5.25%, 04/01/2009
   1,700,000  Delaware State Economic                                  1,700,000
              Development Authority Revenue,
              Delmarva Power & Light Co.
              Project, Daily Floater, Putable Daily,
              4.00%, 10/01/2017
   1,080,000  Delta County Economic                                    1,080,000
              Development Corporation, Michigan
              Environmental Improvement
              Revenue, Mead Escanaba
              Paper Project, Daily Floater,
              Putable Daily, 3.95%, 12/01/2023
   5,300,000  California Pollution Control                             5,300,000
              Financing Authority Revenue,
              Pacific Gas and Electric Series A,
              Daily Floater, Putable Daily,
              5.65%, 11/01/2026
   6,100,000  California Pollution Control                             6,100,000
              Financing Authority Revenue,
              Pacific Gas & Electric Series F,
              Daily Floater, Putable Daily,
              5.65%, 11/01/2026
     200,000  Illinois Health Facilities                                 200,000
              Authority Revenue, Elmhurst
              Memorial Health, Series A,
              3.40%, 01/01/2028
  11,500,000  Indiana Health Facility Financing                       11,500,000
              Authority, Hospital Revenue
              Clarian Health Obligation Series
              B, Chase Manhattan Bank,
              3.90%, 03/01/2030
                                                                  --------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $37,280,000)                                                    37,280,000
                                                                  --------------
Total Short-Term Investments
(Cost $38,391,668)                                                    38,391,668
                                                                  --------------
================================================================================
PREREFUNDED/ESCROWED:                                                     14.20%
--------------------------------------------------------------------------------
   3,000,000  Austin, Texas Utility System                         $   3,016,350
              Revenue Series A,
              8.00%, 11/15/2016,
              Prerefunded 05/15/2001 @100
   1,670,000  District of Columbia Series A,                           1,676,212
              5.50%, 06/01/2001,
              Escrowed to Maturity
   1,000,000  South Carolina Public Service                            1,029,250
              Authority Revenue Series B,
              7.00%, 07/01/2012,
              Prerefunded 07/01/2001 @102
   3,005,000  Washington Suburban Sanitation                           3,118,409
              District, Maryland Sewage
              Disposal, 6.20%, 11/01/2002,
              Prerefunded 11/01/2001 @102
     350,000  Denver City & County, Colorado                             368,777
              Airport Revenue Series A, AMT,
              8.875%, 11/15/2012,
              Prerefunded 11/15/2001 @102
   2,000,000  Montgomery County, Ohio Hospital                         2,027,720
              Revenue, Grandview Hospital &
              Medical Center, 5.25%, 12/01/2001,
              Escrowed to Maturity
   1,500,000  Massachusetts Water Resources                            1,563,315
              Authority Series A,
              6.50%, 12/01/2019,
              Prerefunded 12/01/2001 @102
   1,370,000  Chicago, Illinois Series A, FGIC,                        1,393,434
              5.50%, 01/01/2002,
              Escrowed to Maturity
   3,435,000  Du Page County, Illinois                                 3,587,892
              Stormwater Project,
              6.55%, 01/01/2021,
              Prerefunded 01/01/2002 @102
   1,775,000  Philadelphia Hospitals & Higher                          1,860,377
              Education Facilities Authority,
              Pennsylvania Children's Hospital
              Project Series A,
              6.50%, 02/15/2021,
              Prerefunded 02/15/2002 @102
   1,000,000  New York State Local Government                          1,058,620
              Assistance Corporation Series D,
              7.00%, 04/01/2018,
              Prerefunded 04/01/2002 @102
   1,880,000  District of Columbia Series A,                           1,929,594
              5.90%, 06/01/2002,
              Escrowed to Maturity
   4,210,000  Sikeston, Missouri Electric                              4,435,319
              Revenue, MBIA,
              6.25%, 06/01/2022,
              Prerefunded 06/01/2002 @102
   4,625,000  Florida State Board of Education                         4,840,987
              Capital Outlay, Public Education,
              Series C, 6.50%, 06/01/2008,
              Prerefunded 06/01/2002 @101

*See Note 1, page 27 in Notes to Financial Statements.


                            Schedule of Investments--Municipal Bond Portfolios 1

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   3,865,000  New Jersey State Transportation                      $   3,992,738
              Trust Fund Authority,
              Transportation Systems Series A,
              6.00%, 06/15/2002,
              Escrowed to Maturity
   1,470,000  Pennsylvania Intergovernmental                           1,493,432
              Cooperation Authority Special Tax
              Revenue, City of Philadelphia
              Funding Program, 6.00%, 06/15/2002,
              Escrowed to Maturity
   1,280,000  New York City Municipal Finance                          1,341,786
              Authority, Water & Sewer System
              Revenue Series B,
              6.375%, 06/15/2022,
              Prerefunded 06/15/2002 @101
   2,910,000  Tri-County Metropolitan                                  3,034,111
              Transportation District, Oregon
              Light Rail Extension Series A,
              5.95%, 07/01/2007,
              Prerefunded 07/01/2002 @101
   3,335,000  Tri-County Metropolitan                                  3,479,239
              Transportation District, Oregon
              Light Rail Extension Series A,
              6.00%, 07/01/2012,
              Prerefunded 07/01/2002 @101
   3,565,000  South Carolina State Public                              3,775,870
              Service Authority Revenue, Santee
              Cooper Series D, AMBAC,
              6.50%, 07/01/2024,
              Prerefunded 7/01/2002 @102
   1,130,000  Massachusetts Municipal Wholesale                        1,200,682
              Electric Co., Power Supply System
              Revenue Series B,
              6.75%, 07/01/2017,
              Prerefunded 07/01/2002 @102
   3,600,000  Neshaminy School District,                               3,747,096
              Pennsylvania, State Aid
              Withholding, FGIC,
              6.30%, 02/15/2013,
              Prerefunded 08/15/2002 @100
   3,725,000  Harris County, Texas Toll Road                           3,955,838
              Series A, AMBAC,
              6.50%, 08/15/2017,
              Prerefunded 08/15/2002 @102
   3,320,000  Plymouth County, Massachusetts                           3,567,705
              Certificates of Participation
              Series A, 7.00%, 04/01/2022,
              Prerefunded 10/01/2002 @102
   9,985,000  Denver City & County, Colorado                          10,808,662
              Airport Revenue Series A,
              7.25%, 11/15/2025,
              Prerefunded 11/15/2002 @102
     505,000  Austin, Texas Utility System                               551,733
              Revenue, MBIA,
              9.25%, 11/15/2002,
              Escrowed to Maturity
   3,000,000  Lower Colorado River Authority,                          3,158,100
              Texas Revenue, Fifth Supply
              Series, FSA, 5.40%, 01/01/2007,
              Prerefunded 01/01/2003 @102
   1,900,000  Lower Colorado River Authority,                          2,003,303
              Texas Revenue, Fifth Supply
              Series, FSA,
              5.50%, 01/01/2008,
              Prerefunded 01/01/2003 @102
   4,700,000  Chicago, Illinois Emergency                              4,965,409
              Telephone System, FGIC,
              5.625%, 01/01/2023,
              Prerefunded 01/01/2003 @102
   1,855,000  Nebraska Public Power District                           1,975,965
              Revenue, Power Supply System,
              MBIA, 6.125%, 01/01/2015,
              Prerefunded 01/01/2003 @102
   4,970,000  Connecticut State Series A,                              5,288,279
              5.70%, 03/15/2011,
              Prerefunded 03/15/2003 @102
     375,000  Metropolitan Pier & Exposition                             394,830
              Authority, Illinois Dedicated
              State Tax Revenue Series A,
              5.90%, 06/15/2003,
              Escrowed to maturity
     375,000  Metropolitan Pier & Exposition                             394,830
              Authority, Illinois Dedicated
              State Tax Revenue, McCormick
              Place Series A, 5.90%, 06/15/2003,
              Escrowed to Maturity
   1,060,000  Metropolitan Pier And Exposition                         1,149,093
              Authority, Illinois Dedicated
              State Tax Revenue, FGIC,
              6.50%, 06/15/2007,
              Prerefunded 6/15/2003 @102
   3,255,000  Phoenix Civic Improvement                                3,502,836
              Corporation, Arizona Wastewater
              Systems Lease Revenue,
              6.125%, 07/01/2014,
              Prerefunded 7/01/2003 @102
   2,845,000  St. Louis Regional Convention                            3,134,621
              and Sports Complex Authority,
              Missouri Series C, 7.90%, 08/15/2021,
              Prerefunded 08/01/2003 @100
   1,400,000  Missouri State Regional                                  1,507,828
              Convention and Sports Complex
              Authority Series A,
              6.80%, 08/15/2011,
              Prerefunded 8/15/2003 @100
   2,375,000  Missouri State Regional                                  2,563,266
              Convention and Sports Complex
              Authority Series A,
              6.90%, 08/15/2021,
              Prerefunded 8/15/2003 @100


2 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
     920,000  Grapevine-Colleyville Independent                    $   1,005,367
              School District, Texas Series A,
              AMBAC, 7.50%, 08/15/2003,
              Escrowed to Maturity
   1,225,000  Montgomery County, Ohio Hospital                         1,281,130
              Revenue, Grandview Hospital &
              Medical Center,
              5.25%, 12/01/2003,
              Escrowed to Maturity
   3,000,000  Chicago, Illinois, MBIA,                                 3,230,700
              6.50%, 01/01/2004,
              Escrowed to Maturity
   1,045,000  District of Columbia Series B,                           1,139,175
              6.00%, 06/01/2007,
              Prerefunded 06/01/2004 @102
   3,875,000  Regional Transportation                                  4,227,858
              Authority, Illinois Series A,
              AMBAC, 6.00%, 06/01/2008,
              Prerefunded 06/01/2004 @102
     700,000  Metropolitan Pier & Exposition                             758,023
              Authority, Illinois Dedicated
              State Tax Revenue, McCormick
              Place Series A,
              5.70%, 06/15/2005,
              Prerefunded 06/15/2004 @102
   1,620,000  Harris County, Texas Senior Lien                         1,793,696
              Series A, MBIA,
              6.375%, 08/15/2024,
              Prerefunded 8/15/2004 @102
   4,585,000  Texas Public Finance                                     4,916,633
              Authority Series A, 5.75%, 10/01/2009,
              Prerefunded 10/01/2004 @100
   2,320,000  Texas Public Finance                                     2,487,806
              Authority Series A,
              5.75%, 10/01/2011,
              Prerefunded 10/01/2004 @100
   6,300,000  Cleveland, Ohio Public Power                             7,157,871
              System Revenue, First Mortgage
              Series A, MBIA,
              7.00%, 11/15/2024,
              Prerefunded 11/15/2004 @102
   2,330,000  Fulton County Building Authority,                        2,740,080
              Georgia Series A,
              8.75%, 01/01/2005,
              Escrowed to Maturity
   1,530,000  New York City Series I,                                  1,701,238
              5.875%, 03/15/2013,
              Prerefunded 03/15/2006 @101.50
   1,035,000  Massachusetts Consolidated Loans                         1,129,765
              Series B, FGIC,
              5.50%, 06/01/2012,
              Prerefunded 06/01/2006 @101
   4,775,000  Chicago, Illinois Emergency                              5,166,884
              Telephone System, FGIC,
              5.50%, 01/01/2007,
              Escrowed to Maturity
   1,000,000  Illinois Educational Facilities                          1,167,780
              Authority Revenue, Loyola
              University, Chicago Series A,
              7.00%, 07/01/2007,
              Escrowed to Maturity
      10,000  Connecticut State Series D,                                 10,997
              5.50%, 12/01/2007,
              Escrowed to Maturity
     235,000  Palm Beach County Solid Waste                              266,565
              Authority, Florida Revenue Series A,
              AMBAC, 6.00%, 10/01/2009,
              Escrowed to Maturity
   1,145,000  Montgomery County, Ohio Hospital                         1,220,685
              Revenue, Grandview Hospital &
              Medical Center, 5.40%, 12/01/2009,
              Escrowed to Maturity
   2,100,000  Montgomery County, Ohio Hospital                         2,302,713
              Revenue, Grandview Hospital &
              Medical Center, 5.50%, 12/01/2010,
              Prerefunded 12/01/2009 @100
   1,000,000  Montgomery County, Ohio Hospital                         1,103,740
              Revenue, Grandview Hospital &
              Medical Center, 5.60%, 12/01/2011,
              Prerefunded 12/01/2009 @100
   2,755,000  Tarrant County Health Facilities                         2,899,665
              Development Corp., Texas, Harris
              Methodist Health System Series A,
              5.125%, 09/01/2012,
              Escrowed to Maturity
   4,100,000  North Carolina Municipal Power                           4,446,655
              Agency No. 1, Catawba Electric
              Revenue, 5.50%, 01/01/2013,
              Escrowed to Maturity
   2,045,000  Retama Development Corp., Texas,                         2,858,951
              Special Facilities Revenue,
              Retama Racetrack,
              8.75%, 12/15/2013,
              Escrowed to Maturity
     150,000  Florida State Board of Education                           208,647
              Capital Outlay, 9.125%, 06/01/2014,
              Escrowed To Maturity
     950,000  Massachusetts, Water Pollution                           1,013,878
              Abatement Series B,
              5.25%, 08/01/2014,
              Escrowed to Maturity
   4,985,000  Retama Development Corp., Texas,                         7,033,597
              Special Facilities Revenue,
              Retama Racetrack,
              8.75%, 12/15/2018,
              Escrowed to Maturity
   1,000,000  Bell County Health Facilities                            1,156,740
              Development Corp., Texas,
              Lutheran General Health Care
              System, 6.50%, 07/01/2019,
              Escrowed to Maturity


                            Schedule of Investments--Municipal Bond Portfolios 3

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   4,940,000  Rhode Island Depositors Economic                         5,349,822
              Protection Corp. Series A, FSA,
              5.75%, 08/01/2019,
              Escrowed to Maturity
   1,500,000  Rhode Island Depositors Economic                         1,599,840
              Protection Corp. Series A, FSA,
              5.50%, 08/01/2020,
              Escrowed to Maturity
   5,780,000  Rhode Island Depositors Economic                         6,764,103
              Protection Corp. Series A,
              6.375%, 08/01/2022,
              Escrowed to Maturity
                                                                   -------------
Total Prerefunded/Escrowed
(Cost $172,313,817)                                                  181,034,112
                                                                   -------------
================================================================================
INSURED:                                                                  32.68%
--------------------------------------------------------------------------------
   1,165,000  Kansas State Finance Authority                           1,166,258
              Revenue, Department of Commerce,
              FSA, 4.00%, 06/01/2001
   1,080,000  Tennergy Corp., Tennessee Gas                            1,080,756
              Revenue, MBIA,
              4.25%, 06/01/2001
      75,000  District of Columbia Series E,                              75,186
              FGIC, 5.00%, 06/01/2001
   1,705,000  Moore Public Works Authority,                            1,709,211
              Oklahoma Utility System Revenue,
              AMBAC, 4.25%, 07/01/2001
   1,000,000  University of Texas, Permanent                           1,004,440
              University Fund, PUF Guaranteed,
              5.00%, 07/01/2001
   1,000,000  Louisiana State Series A, FGIC,                          1,009,050
              6.00%, 08/01/2001
   1,475,000  Tennessee Energy Acquisition                             1,480,812
              Corp., Gas Revenue Series B,
              AMBAC, 4.625%, 09/01/2001
   1,000,000  Celebration Community Development                        1,023,800
              District, Florida Special
              Assessment, MBIA,
              5.35%, 05/01/2002
   2,000,000  Philadelphia, Pennsylvania Water                         2,039,500
              & Wastewater Revenue, FSA,
              5.00%, 06/15/2002
   2,000,000  Honolulu City & County, Hawaii                           2,042,640
              Series A, FGIC,
              5.00%, 07/01/2002
   1,900,000  Pima County, Arizona FGIC,                               1,939,577
              5.00%, 07/01/2002
   1,560,000  Rockdale County Water & Sewer                            1,593,072
              Authority, Georgia Revenue
              Series B, MBIA, 5.00%, 07/01/2002
   5,180,000  Gulf Coast Water Authority,                              5,269,199
              Texas, Water System Contract
              Revenue Series A, AMBAC,
              4.625%, 08/15/2002
   2,945,000  San Antonio Independent School                           3,094,253
              District, Texas, PSF Guaranteed,
              7.00%, 08/15/2002
   1,000,000  Orlando, Florida Waste Water                             1,002,270
              System Revenue Series A, Variable
              Rate CPI Bond, MBIA,
              3.73%, 10/01/2002
     595,000  Austin, Texas Utility System                               649,960
              Revenue MBIA,
              9.25%, 11/15/2002
   4,295,000  Nassau County, New York                                  4,418,309
              Series C, FSA,
              5.125%, 01/01/2003
   1,800,000  Chicago, Illinois O'Hare                                 1,849,302
              International Airport Revenue
              Series A, MBIA,
              5.25%, 01/01/2003
  12,095,000  New Jersey State Transit Corp.,                         12,282,231
              Capital Grant Anticipation Notes
              Series A, AMBAC,
              5.00%, 02/01/2003
   3,200,000  Chicago Public Building                                  3,293,280
              Commission, Illinois Revenue
              Series C, FGIC,
              5.125%, 02/01/2003
   1,525,000  Carroll Independent School                               1,567,532
              District, Texas Series A, PSF
              Guaranteed,
              5.00%, 02/15/2003
   2,160,000  Plano Independent School                                 2,258,907
              District, Texas, PSF Guaranteed,
              6.00%, 02/15/2003
   1,600,000  Hawaii State Series CN, FGIC,                            1,682,304
              6.25%, 03/01/2003
   3,000,000  New York State Thruway Authority,                        3,152,520
              Highway & Bridge Trust Fund
              Series B, AMBAC,
              6.00%, 04/01/2003
   2,640,000  Blair County Convention and                              2,740,557
              Sports Facilities Authority,
              Pennsylvania Revenue, FSA,
              5.40%, 05/01/2003
   1,215,000  Walled Lake Consolidated School                          1,277,743
              District, Michigan, MBIA,
              6.00%, 05/01/2003
   1,000,000  New Jersey State Transportation                          1,055,410
              Trust Fund Authority Series A,
              AMBAC, 6.00%, 06/15/2003
   4,290,000  Phoenix Civic Improvement Corp.,                         4,461,557
              Arizona Municipal Facilities
              Excise Tax Revenue, FGIC,
              5.25%, 07/01/2003
   2,400,000  Pima County, Arizona, FGIC,                              2,495,976
              5.25%, 07/01/2003


4 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
  12,710,000  Rockdale County Water & Sewer                        $  13,215,477
              Authority, Georgia Revenue Series
              B, MBIA, 5.25%, 07/01/2003
   7,345,000  New York City Series A-1, AMBAC,                         7,815,521
              6.25%, 08/01/2003
   2,620,000  Lewisville Independent School                            2,770,912
              District, Texas, PSF Guaranteed,
              6.00%, 08/15/2003
   3,005,000  New Haven, Connecticut Series B,                         3,182,175
              FSA, 5.75%, 11/01/2003
   2,870,000  Clark County, Public Utility                             3,053,508
              District No. 1, Washington
              Generating System Revenue, FGIC,
              6.00%, 01/01/2004
   3,130,000  Plano Independent School                                 3,333,387
              District, Texas, PSF Guaranteed,
              6.00%, 02/15/2004
   3,190,000  Illinois State MBIA,                                     3,362,292
              5.50%, 04/01/2004
     405,000  Niagara Frontier Authority, New                            409,969
              York Airport Revenue, Greater
              Buffalo International Airport,
              AMBAC, AMT,
              5.75%, 04/01/2004
   2,410,000  Louisville and Jefferson County                          2,784,562
              Metropolitan Sewer District,
              Kentucky Sewer and Drainage
              Systems Revenue Series A, FGIC,
              9.00%, 05/15/2004
   2,950,000  Pennsylvania Economic Development                        2,942,123
              Financing Authority Revenue,
              Northwestern Human Services
              Series A, ACA,
              4.60%, 06/01/2004
   1,000,000  District of Columbia Series B-3,                         1,045,190
              MBIA, 5.20%, 06/01/2004
   3,770,000  New Jersey State Transportation                          3,993,636
              Trust Fund Authority Series A,
              FSA, 5.50%, 06/15/2004
   1,265,000  Rhode Island State Economic                              1,317,042
              Development Corp. Revenue,
              Providence Place Mall Senior Note
              Obligation, Asset Guaranty,
              5.45%, 07/01/2004
   2,750,000  Maricopa County Unified School                           2,936,148
              District No. 69, Arizona,
              Paradise Valley Project of 1999
              Series A, MBIA,
              5.75%, 07/01/2004
   4,030,000  Regional Transportation                                  4,295,174
              Authority, Illinois, MBIA,
              5.75%, 07/01/2004
   1,065,000  Bethlehem Area School                                    1,095,459
              District, Pennsylvania, FGIC,
              4.50%, 09/01/2004
   2,945,000  Pittsburgh School District,                              3,125,794
              Pennsylvania Series A, AMBAC,
              5.50%, 09/01/2004
   7,715,000  New Jersey State Turnpike                                8,145,420
              Authority Revenue Series A, MBIA,
              5.25%, 01/01/2005
   8,870,000  New York City Series E, AMBAC,                           9,769,507
              6.50%, 02/15/2005
   3,340,000  Hawaii State Series CS, MBIA,                            3,526,673
              5.25%, 04/01/2005
     800,000  Metropolitan Pier & Exposition                             861,624
              Authority, Illinois Dedicated
              State Tax Revenue, McCormick
              Place Series A, MBIA,
              5.70%, 06/15/2005
   1,815,000  New Jersey State Transportation                          1,980,219
              Trust Fund Authority,
              Transportation System Series B,
              MBIA, 6.00%, 06/15/2005
   2,395,000  Hawaii State Airports Systems                            2,608,131
              Revenue Series B, FGIC,
              6.125%, 07/01/2005
   1,640,000  New York State Dormitory                                 1,806,722
              Authority Revenue, City
              University System Consolidated
              Series C, AMBAC,
              6.25%, 07/01/2005
   1,000,000  Utah State Board of Regents,                             1,058,050
              Student Loan Revenue Series J,
              AMBAC, AMT,
              6.00%, 05/01/2006
   1,340,000  Arlington, Texas Waterworks &                            1,474,858
              Sewer Revenue AMBAC,
              6.00%, 06/01/2006
   2,095,000  Virginia Port Authority                                  2,301,609
              Facilities Revenue MBIA, AMT,
              6.00%, 07/01/2006
   2,200,000  Clark County Public Utility                              2,367,662
              District No.1, Washington
              Electric Revenue, AMBAC,
              5.50%, 01/01/2007
   4,485,000  Cleveland, Ohio Waterworks                               4,848,285
              Revenue Series G, MBIA,
              5.50%, 01/01/2007
   6,110,000  Chicago, Illinois O'Hare                                 6,698,087
              International Airport Revenue,
              Second Lien-Series A, AMBAC,
              6.00%, 01/01/2007
   1,000,000  Prince Georges County, Maryland                          1,112,730
              Consolidated Public Improvement
              Series A, MBIA,
              6.00%, 03/15/2007
   2,000,000  Walled Lake Consolidated School                          2,222,880
              District, Michigan, MBIA,
              6.00%, 05/01/2007


                            Schedule of Investments--Municipal Bond Portfolios 5

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   1,715,000  Northeast Hospital Authority,                        $   1,870,448
              Texas, Northeast Medical Center
              Hospital Revenue, FSA,
              5.75%, 05/15/2007
   7,095,000  District of Columbia Series B,                           7,625,919
              MBIA, 6.00%, 06/01/2007
   2,525,000  Philadelphia, Pennsylvania                               2,805,452
              Airport Revenue Series A, FGIC,
              6.00%, 06/15/2007
   1,200,000  Philadelphia, Pennsylvania                               1,322,892
              Airport Revenue Series B, FGIC,
              AMT, 6.00%, 06/15/2007
   1,105,000  Delaware Transportation Authority                        1,231,732
              System Revenue AMBAC,
              6.00%, 07/01/2007
   2,030,000  MTA, New York Commuter Facilities                        2,266,394
              Revenue Series C-1, FGIC,
              6.00%, 07/01/2007
   2,775,000  Washington Public Power Supply                           3,067,402
              System Revenue, Nuclear Project
              No.1 Series A, AMBAC,
              6.00%, 07/01/2007
   1,000,000  Cook County, Illinois MBIA,                              1,162,670
              7.25%, 11/01/2007
   2,115,000  Connecticut State Resource                               2,339,782
              Recovery Authority,
              Mid-Connecticut System Series A,
              MBIA, 5.75%, 11/15/2007
   1,400,000  Massachusetts Consolidated Loans                         1,469,580
              Series A, MBIA,
              5.00%, 01/01/2008
   2,270,000  Clark County Public Utility                              2,449,829
              District No.1, Washington
              Electric Revenue, AMBAC,
              5.50%, 01/01/2008
   1,465,000  Sangamon County School District                          1,574,143
              No. 186, Illinois, FGIC,
              5.55%, 01/01/2008
   1,000,000  Berkley City School District,                            1,169,870
              Michigan, FGIC,
              7.00%, 01/01/2008
   1,000,000  Memphis-Shelby County Airport                            1,100,680
              Authority, Tennessee Revenue
              Series A, MBIA, AMT,
              6.00%, 02/15/2008
   1,875,000  Port of Port Arthur Navigation                           2,090,944
              District, Texas, AMBAC,
              6.00%, 03/01/2008
   1,095,000  Haverhill, Massachusetts, FGIC,                          1,222,644
              6.00%, 06/15/2008
   2,000,000  Intermountain Power Agency, Utah                         2,303,200
              Power Supply Revenue Series A,
              AMBAC, 6.50%, 07/01/2008
   4,140,000  Metropolitan Washington Airport                          4,410,715
              Authority, District of Columbia
              Revenue Series A, MBIA, AMT,
              5.80%, 10/01/2008
   1,265,000  Emerald Peoples Utility District,                        1,528,500
              Oregon, FGIC,
              7.35%, 11/01/2008
   2,750,000  Indianapolis, Indiana Resource                           3,204,988
              Recovery Revenue, Ogden Martin
              System Inc. Project, AMBAC,
              6.75%, 12/01/2008
   1,675,000  Chicago, Illinois O'Hare                                 1,847,290
              International Airport Revenue,
              Second Lien-Series C, MBIA,
              5.75%, 01/01/2009
   2,070,000  North Carolina Eastern Municipal                         2,232,930
              Power Agency, Power System
              Revenue Series B, ACA,
              6.125%, 01/01/2009
   1,000,000  Middlesex County Utilities                               1,058,360
              Authority, New Jersey Sewer
              Revenue Series A, FGIC,
              5.15%, 03/15/2009
   3,495,000  Ohio State Public Facilities                             3,633,682
              Commission, Higher Education
              Capital Facilities Series A,
              AMBAC, 5.25%, 05/01/2009
   2,260,000  District of Columbia Series B,                           2,448,055
              FSA, 5.50%, 06/01/2009
   1,780,000  Massachusetts Port Authority                             1,920,371
              Revenue Series B, FSA,
              5.50%, 07/01/2009
   1,530,000  Texas Municipal Power Agency                             1,643,878
              Revenue MBIA,
              5.25%, 09/01/2009
   1,000,000  Anchorage, Alaska FGIC,                                  1,125,930
              6.00%, 10/01/2009
   4,070,000  Palm Beach County Solid Waste                            4,594,908
              Authority, Florida Revenue
              Series A, AMBAC,
              6.00%, 10/01/2009
   1,370,000  Indiana Transportation Finance                           1,545,990
              Authority, Airport Facilities
              Lease Revenue Series A,
              AMBAC, 6.00%, 11/01/2009
   5,000,000  Connecticut State Resource                               5,385,700
              Recovery Authority Series A,
              MBIA, 5.375%, 11/15/2009
   1,000,000  Providence Public Building                               1,059,960
              Authority, Rhode Island Series A,
              FSA, 5.10%, 12/15/2009
   1,890,000  Chicago, Illinois O'Hare                                 1,989,660
              International Airport Revenue,
              Second Lien-Series C, MBIA,
              5.00%, 01/01/2010
   1,000,000  Memphis-Shelby County Airport                            1,129,030
              Authority, Tennessee Revenue
              Series A, MBIA, AMT,
              6.25%, 02/15/2010


6 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   1,065,000  Detroit City School District,                        $   1,242,088
              Michigan Series A, AMBAC,
              6.50%, 05/01/2010
   2,510,000  Detroit, Michigan Sewage Disposal                        2,836,476
              Revenue Series B, MBIA,
              6.00%, 07/01/2010
   1,500,000  Brownsville, Texas Utilities                             1,724,310
              System Revenue, AMBAC,
              6.25%, 09/01/2010
   2,065,000  Broward County, Florida Airport                          2,193,608
              System Revenue Series E, MBIA,
              AMT, 5.25%, 10/01/2010
   5,000,000  Connecticut State Resource                               5,364,850
              Recovery Authority Series A, MBIA,
              5.375%, 11/15/2010
   1,000,000  Amarillo Junior College District,                        1,026,160
              Texas, FGIC,
              5.125%, 02/15/2011
   2,000,000  Louisiana State Office Facilities                        2,169,460
              Corp., Lease Revenue, Capitol
              Complex Program Series A, MBIA,
              5.50%, 03/01/2011
   1,915,000  Philadelphia Parking Authority,                          2,093,286
              Pennsylvania Revenue, FSA,
              5.50%, 09/01/2011
   1,275,000  Brownsville, Texas Utility System                        1,472,523
              Revenue, AMBAC,
              6.25%, 09/01/2011
   2,100,000  Grand Rapids, Michigan Water                             2,326,002
              Supply Systems Revenue, FGIC,
              5.75%, 01/01/2012
   4,000,000  Richmond, Virginia FSA,                                  4,362,520
              5.50%, 01/15/2012
   1,025,000  Goose Creek Independent School                           1,041,841
              District, Texas, PSF Guaranteed,
              5.00%, 02/15/2012
   1,000,000  Amarillo Junior College District,                        1,020,820
              Texas, FGIC,
              5.125%, 02/15/2012
   3,455,000  Hamilton County, Ohio Sales Tax                          3,824,305
              Subordinated Series B, AMBAC,
              5.75%, 12/01/2012
   1,075,000  Anchorage, Alaska School                                 1,193,239
              Improvement Series B, FGIC,
              5.875%, 12/01/2012
   3,500,000  Northern Colorado Water                                  3,937,885
              Conservancy District, Municipal
              Sub-District Revenue Series F,
              AMBAC, 6.50%, 12/01/2012
   2,470,000  Chicago Public Building                                  2,597,501
              Commission, Illinois Revenue,
              Chicago Park District Series A,
              FGIC, 5.375%, 01/01/2013
   2,895,000  Manchester, New Hampshire                                3,086,070
              Housing & Redevelopment Authority
              Revenue Series A, ACA,
              6.75%, 01/01/2013
   2,085,000  New York State Dormitory                                 2,166,961
              Authority Lease Revenue,
              Municipal Health Facilities
              Improvement Project Series 1,
              FSA, 5.125%, 01/15/2013
   1,195,000  New York State Dormitory                                 1,255,359
              Authority, Mental Health Services
              Facilities Improvement Series D,
              MBIA, 5.25%, 02/15/2013
   2,000,000  Walled Lake Consolidated School                          2,176,740
              District, Michigan, PSF
              Guaranteed, 5.75%, 05/01/2013
   1,035,000  Sacramento Municipal Utility                             1,246,595
              District, California Series G,
              MBIA, 6.50%, 09/01/2013
   2,445,000  Sunrise, Florida Utility System                          2,693,926
              Revenue, AMBAC,
              5.50%, 10/01/2013
   3,410,000  St. Clair County, Illinois FGIC,                         3,709,841
              5.625%, 10/01/2013
   3,000,000  Hamilton County, Ohio Sales Tax                          3,290,940
              Subordinated Series B, AMBAC,
              5.75%, 12/01/2013
   2,390,000  Illinois State First Series, MBIA,                       2,619,822
              5.75%, 12/01/2013
   2,680,000  Pennsylvania State Turnpike                              2,778,544
              Commission, Turnpike Revenue
              Series M, FGIC,
              6.50%, 12/01/2013
   2,235,000  Manchester Housing &                                     2,372,274
              Redevelopment Authority,
              New Hampshire Revenue Series A,
              ACA, 6.75%, 01/01/2014
   1,555,000  Washoe County School District,                           1,606,346
              Nevada, FGIC,
              5.25%, 06/01/2014
   5,425,000  Washington State Health Care                             5,580,155
              Facilities Authority, Children's
              Hospital & Regional Medical
              Center, FSA, 5.25%, 10/01/2014
   1,150,000  Douglas County, Washington School                        1,255,294
              District No. 206 Eastmont FGIC,
              5.75%, 12/01/2014
   1,000,000  Manchester, New Hampshire                                1,056,870
              Housing & Redevelopment Authority
              Revenue Series A, ACA,
              6.75%, 01/01/2015
   3,370,000  Cypress-Fairbanks Independent                            3,435,883
              School District, Texas, PSF
              Guaranteed, 5.25%, 02/15/2016
  10,745,000  Lower Colorado River Authority,                         11,608,791
              Texas Revenue Series A, FSA,
              5.875%, 05/15/2016
   1,800,000  Magnolia Independent School                              1,807,218
              District, Texas, PSF Guaranteed,
              5.00%, 08/15/2016


                            Schedule of Investments--Municipal Bond Portfolios 7

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   1,430,000  District of Columbia Water &                         $   1,644,900
              Sewer Authority, Public Utility
              Revenue, FSA,
              6.00%, 10/01/2016
   1,760,000  Clark County, Nevada Series A,                           2,089,155
              AMBAC, 6.50%, 06/01/2017
   3,000,000  Memphis-Shelby County Airport                            3,295,170
              Authority, Tennessee Revenue
              Series D, AMBAC,
              6.25%, 03/01/2018
   2,865,000  New York State Dormitory                                 3,257,591
              Authority, New York University
              Series A, MBIA,
              6.00%, 07/01/2018
   9,420,000  Illinois Development Finance                             8,558,258
              Authority, Adventist Health
              System Series B, Variable Rate
              CPI Bond, MBIA,
              5.34%, 01/01/2019
   1,005,000  Regional Transportation                                  1,298,601
              Authority, Illinois Series C,
              FGIC, 7.75%, 06/01/2020
  11,000,000  Metropolitan Atlanta Rapid                              10,985,700
              Transit Authority, Georgia Sales
              Tax Revenue, Second Indenture
              Series B, MBIA,
              5.10%, 07/01/2020
   2,250,000  New Hampshire Health & Education                         2,232,495
              Facilities Finance Authority
              Revenue, University System of New
              Hampshire, AMBAC,
              5.375%, 07/01/2020
   3,135,000  Illinois State Dedicated Tax                             3,630,800
              Revenue AMBAC,
              6.25%, 12/15/2020
   3,000,000  Arlington Independent School                             2,922,420
              District, Texas, PSF Guaranteed,
              5.00%, 02/15/2021
   3,980,000  McGee-Creek Authority, Oklahoma                          4,509,340
              Water Revenue MBIA,
              6.00%, 01/01/2023
   2,315,000  New York State Dormitory                                 2,260,713
              Authority Revenue, Mental Health
              Services Facility Improvement
              Series D, MBIA,
              5.00%, 02/15/2023
   2,685,000  MTA, New York Dedicated Tax Fund                         2,656,727
              Series A, FGIC,
              5.00%, 04/01/2023
   3,455,000  Seguin Independent School                                3,343,092
              District, Texas, PSF Guaranteed,
              5.00%, 04/01/2023
   2,500,000  Crowley Independent School                               2,479,775
              District, Texas, PSF Guaranteed,
              5.20%, 08/01/2024
   2,000,000  Harris County, Texas Toll Road                           1,930,400
              Senior Lien, MBIA,
              5.00%, 08/15/2024
   2,420,000  New York State Energy Research &                         2,439,602
              Development Authority, Electric
              Facilities Revenue, Consolidated
              Edison Co. New York Inc. Series
              A, MBIA, AMT, 7.50%, 01/01/2026
   4,750,000  Delaware Valley Regional Finance                         4,768,002
              Authority, Pennsylvania Local
              Government Revenue Series A,
              Variable Rate CPI Bond, AMBAC,
              Mandatory Put 7/01/07,
              5.445%, 07/01/2027
                                                                   -------------

Total Insured (Cost $397,366,848)                                    416,487,210
                                                                   -------------
================================================================================
TAX SUPPORTED:                                                            27.55%
--------------------------------------------------------------------------------
State General Obligations: 8.75%
   1,030,000  District of Columbia Series B,                           1,032,462
              5.50%, 06/01/2001
   1,000,000  Massachusetts Consolidated                               1,008,150
              Loans Series D,
              6.50%, 07/01/2001
   1,000,000  Ohio State Infrastructure                                1,017,580
              Improvement,
              5.25%, 02/01/2002
   2,035,000  South Carolina State, Highway                            2,065,057
              Series A, 4.50%, 05/01/2002
   5,600,000  Utah State,                                              5,748,344
              5.50%, 07/01/2002
   4,065,000  New Jersey State Series E,                               4,177,560
              5.50%, 07/15/2002
   1,800,000  Illinois State First Series,                             1,860,516
              5.50%, 01/01/2003
   2,635,000  South Carolina State School                              2,740,057
              Facility Series A, State Aid
              Withholding,
              5.75%, 01/01/2003
   1,090,000  California State,                                        1,162,910
              7.00%, 03/01/2003
   2,030,000  Florida State Board of Education                         2,119,625
              Capital Outlay, Public Education
              Series E, 5.50%, 06/01/2003
   2,950,000  Alabama State Series A,                                  3,096,084
              5.50%, 10/01/2003
   2,545,000  Washington State, Motor Vehicle                          2,637,078
              Fuel Series D,
              5.00%, 01/01/2004
   2,575,000  Massachusetts Bay Transportation                         2,700,583
              Authority, General Transportation
              System Series A, State Guaranteed,
              5.30%, 03/01/2004
   2,300,000  California State,                                        2,515,326
              7.00%, 03/01/2004


8 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   1,370,000  Wisconsin State Series A,                            $   1,457,022
              5.75%, 05/01/2004
   1,165,000  California State,                                        1,283,364
              7.10%, 05/01/2004
   6,725,000  Illinois State,                                          7,007,450
              5.25%, 06/01/2004
   3,555,000  Ohio State Common Schools                                3,662,574
              Capital Facilities Series A,
              4.50%, 06/15/2004
   1,390,000  Georgia State Series E,                                  1,495,974
              6.00%, 07/01/2004
   2,400,000  New Jersey State,                                        2,620,368
              6.50%, 07/15/2004
   9,915,000  Maryland State, State and Local                         10,425,622
              Facilities Loan First Series,
              5.125%, 08/01/2004
   1,365,000  Ohio State,                                              1,491,945
              6.50%, 08/01/2004
   1,760,000  Texas State Series A,                                    1,887,776
              5.80%, 10/01/2004
   3,950,000  Washington State, Various                                4,124,866
              Purpose Series C,
              5.00%, 01/01/2005
   4,355,000  Washington State, Motor                                  4,547,796
              Vehicle Fuel Series D,
              5.00%, 01/01/2005
   1,045,000  Florida State Board of Education                         1,079,757
              Capital Outlay, Public Education
              Series B, 4.50%, 06/01/2005
   1,940,000  Hawaii State Series CC,                                  2,056,051
              5.125%, 02/01/2008
   7,250,000  Massachusetts Series A,                                  7,535,940
              5.25%, 02/01/2008
   2,600,000  Georgia State Series A,                                  2,952,040
              6.25%, 04/01/2008
   1,670,000  Georgia State Series D,                                  1,951,428
              6.70%, 08/01/2008
   1,000,000  South Carolina State Series A,                           1,048,370
              5.00%, 03/01/2009
   1,110,000  New Jersey State,                                        1,218,003
              5.50%, 02/01/2010
   2,225,000  Massachusetts Bay Transportation                         2,472,020
              Authority Series A,
              5.75%, 03/01/2010
   1,490,000  Georgia State Series C,                                  1,727,312
              6.25%, 08/01/2010
   2,785,000  Massachusetts Consolidated                               2,968,142
              Loan Series C,
              5.25%, 08/01/2011
   3,775,000  Massachusetts Bay Transportation                         4,141,854
              Authority Series A,
              5.50%, 03/01/2012
   1,000,000  Georgia State Series B,                                  1,142,990
              6.00%, 03/01/2012
     990,000  Florida State Board of Education                         1,377,149
              Capital Outlay,
              9.125%, 06/01/2014
   2,790,000  Massachusetts State Consolidated                         3,043,472
              Loan Series C,
              5.75%, 10/01/2014
   2,875,000  Texas State Water,                                       2,897,914
              5.25%, 08/01/2021
                                                                   -------------
Total State General Obligations
(Cost $106,960,965)                                                  111,498,531
                                                                   -------------
Local General Obligations: 6.64%
   1,700,000  Monmouth County Improvement                              1,712,512
              Authority, New Jersey Revenue,
              Capital Equipment Pooled Lease,
              4.50%, 10/01/2001
   1,450,000  Avondale School District,                                1,525,922
              Michigan School Bond Loan Fund,
              8.25%, 05/01/2002
   2,160,000  Montgomery County, Maryland,                             2,282,666
              8.60%, 05/01/2002
   3,125,000  Anne Arundel County, Maryland,                           3,175,094
              4.75%, 05/15/2002
   5,200,000  Houston Independent School                               5,307,068
              District, Texas Public Property
              Finance Contractual Obligation,
              5.00%, 07/15/2002
   2,885,000  Seattle, Washington Series B,                            2,962,924
              5.00%, 12/01/2002
   3,965,000  Charlotte, North Carolina ,                              4,079,707
              5.00%, 02/01/2003
   2,000,000  New York City Series G,                                  2,079,900
              5.70%, 02/01/2003
   1,150,000  Philadelphia Authority for                               1,171,643
              Industrial Development,
              Pennsylvania, Gallery II
              Garage Project,
              6.125%, 02/15/2003
   1,205,000  Shelby County, Tennessee                                 1,242,295
              Series B, 5.00%, 04/01/2003
   2,300,000  Fairfax County, Virginia Public                          2,392,598
              Improvement Series A,
              5.25%, 06/01/2003
   4,575,000  Houston Independent School                               4,751,824
              District, Texas Public Property
              Finance Contractual Obligation,
              5.25%, 07/15/2003
   1,945,000  Wake County, North Carolina                              1,997,865
              Series B, 4.50%, 02/01/2004
   2,820,000  Pennsylvania Convention &                                2,899,721
              Exhibition Center Authority
              Revenue Series A,
              6.25%, 09/01/2004
   1,100,000  Huntsville, Alabama Series A,                            1,151,711
              (Warrants expire 02/01/2005),
              5.00%, 02/01/2005
   3,660,000  New York City Series I,                                  4,051,144
              6.25%, 04/15/2006


                            Schedule of Investments--Municipal Bond Portfolios 9

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   1,455,000  Montgomery County, Maryland                          $   1,598,754
              Series A, 5.75%, 07/01/2006
   6,525,000  Port of Seattle, Washington, AMT,                        6,899,405
              5.50%, 05/01/2007
   2,620,000  Jersey City, New Jersey Series A,                        2,931,256
              6.00%, 10/01/2007
   1,650,000  Washington Suburban Sanitation                           1,712,552
              District, Maryland Second Series,
              6.40%, 01/01/2008
   1,020,000  Indianapolis Local Public                                1,063,625
              Improvement Bond Bank,
              Indiana Series B,
              5.00%, 02/01/2010
   1,170,000  Austin, Texas Public Improvement,                        1,292,066
              5.75%, 09/01/2010
   1,190,000  Roanoke, Virginia,                                       1,239,456
              5.00%, 02/01/2011
   1,300,000  Forsyth County, North Carolina,                          1,329,471
              4.75%, 02/01/2013
   6,250,000  New York City Series I,                                  7,006,563
              5.875%, 03/15/2013
   2,105,000  Shelby County, Tennessee, Public                         2,251,234
              Improvement Series A,
              5.625%, 04/01/2014
   1,400,000  Travis County, Texas,                                    1,405,978
              5.00%, 03/01/2015
   1,000,000  Harris County, Texas Toll Road,                          1,007,760
              5.125%, 08/15/2017
   2,665,000  Dyer Redevelopment Authority,                            2,791,561
              Indiana Economic Development
              Lease, 6.55%, 07/15/2020
   6,735,000  Du Page County, Illinois Jail                            7,255,414
              Project, 5.60%, 01/01/2021
   1,920,000  Du Page County, Illinois                                 2,068,358
              Stormwater Project,
              5.60%, 01/01/2021
                                                                   -------------
Total Local General Obligations
(Cost $79,992,250)                                                    84,638,047
                                                                   -------------
Tax Lease: 4.29%
   1,230,000  Indiana State Office Building                            1,234,551
              Commission Facilities Revenue,
              Miami Correctional Phase 1
              Series A, 4.75%, 07/01/2001
   3,800,000  MTA, New York Commuter Facilities                        3,818,012
              Service Contract Series O,
              5.25%, 07/01/2001
   3,715,000  Virginia Public School Authority                         3,891,202
              Series A, 5.50%, 08/01/2003
   8,125,000  Virginia College Building                                8,605,513
              Authority, Educational Facilities
              Revenue, 21st Century College
              Program, 5.75%, 02/01/2004
   3,380,000  Virginia Public School Authority                         3,590,270
              Series A, 5.50%, 08/01/2004
   3,340,000  Michigan State Building Authority                        3,660,874
              Revenue Series I,
              6.50%, 10/01/2004
   1,315,000  New York State Urban Development                         1,416,834
              Corp., Correctional Facilities
              Series 5, 6.00%, 01/01/2005
   1,680,000  Virginia College Building                                1,812,838
              Authority, Educational Facilities
              Revenue, 21st Century College
              Program, 5.875%, 02/01/2005
   1,430,000  New Jersey State Certificates of                         1,477,433
              Participation Series A,
              6.40%, 04/01/2005
   2,000,000  New York State Dormitory                                 2,131,420
              Authority, State University
              Series A, 5.50%, 05/15/2005
   1,005,000  New York State Dormitory                                 1,080,716
              Authority, City University
              Series C, 5.70%, 07/01/2005
   1,005,000  New York State Dormitory                                 1,080,717
              Authority, City University
              Series A, 5.70%, 07/01/2005
   1,000,000  New York City University                                 1,079,350
              Certificates of Participation,
              John Jay College,
              5.75%, 08/15/2005
   1,720,000  New York State Medical Care                              1,818,160
              Facilities Financing Authority,
              Mental Health Services Series A,
              5.35%, 02/15/2006
   1,000,000  New York State Dormitory                                 1,119,930
              Authority, State University
              Series A, 6.50%, 05/15/2006
   1,000,000  New York State Dormitory                                 1,094,020
              Authority, City University
              Series A, 5.75%, 07/01/2007
   3,890,000  Philadelphia Hospitals & Higher                          3,894,746
              Education Facilities Authority,
              Pennsylvania Revenue,
              5.875%, 08/01/2007
   2,000,000  McLean County Public Building                            2,368,640
              Commission, Illinois
              7.25%, 11/01/2007
   4,045,000  Philadelphia Hospitals & Higher                          4,081,122
              Education Facilities Authority,
              Pennsylvania Revenue,
              6.20%, 08/01/2011
   1,115,000  District of Columbia Certificates                        1,175,689
              of Participation,
              7.30%, 01/01/2013
   1,280,000  New York State Dormitory                                 1,424,128
              Authority, City University
              Series A, 5.75%, 07/01/2013
   1,585,000  Virginia College Building                                1,744,483
              Authority Educational Facilities
              Revenue, Public Higher Education
              Series A, 5.75%, 09/01/2013


10 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   1,000,000  Sacramento City Finance                              $   1,055,960
              Authority, California Lease
              Revenue Series B,
              5.40%, 11/01/2020
                                                                   -------------
Total Tax Lease (Cost $52,241,590)                                    54,656,608
                                                                   -------------
Special Tax: 7.07%
   2,050,000  Detroit Local Development Finance                        2,051,066
              Authority, Michigan Subordinated
              Tax Increment Series A,
              4.40%, 05/01/2001
   1,235,000  New Jersey State Transportation                          1,239,607
              Trust Fund Authority,
              Transportation Systems Series B,
              5.00%, 06/15/2001
   1,170,000  Tulsa County Criminal Justice                            1,193,447
              Authority, Oklahoma Sales Tax
              Revenue, 5.50%, 03/01/2002
  10,600,000  Mississippi State Highway                               10,949,588
              Revenue, Four Lane Highway
              Program Series 39,
              5.00%, 06/01/2003
   2,150,000  Illinois State Sales Tax Revenue,                        2,254,124
              5.75%, 06/15/2003
     250,000  Metropolitan Pier & Exposition                             262,893
              Authority, Illinois Dedicated
              State Tax Revenue Series A,
              5.90%, 06/15/2003
   4,500,000  Wisconsin State Transportation                           4,602,825
              Revenue Series A,
              5.30%, 07/01/2003
   9,315,000  New Mexico State Severance Tax                           9,725,046
              5.50%, 07/01/2003
   2,500,000  MAC, New York Series E,                                  2,642,325
              6.00%, 07/01/2003
   1,500,000  Michigan State Comprehensive                             1,566,195
              Transportation Series B,
              5.75%, 05/15/2004
   1,265,000  New Mexico State Highway                                 1,308,503
              Commerce Tax Revenue Senior
              Subordinated Lien,
              4.75%, 06/15/2004
   6,100,000  MAC, New York Series J,                                  6,559,269
              6.00%, 07/01/2004
   1,850,000  Chicago, Illinois Tax Increment,                         1,930,974
              Allocation Subordinated Central
              Loop Redevelopment Series A,
              6.45%, 12/01/2004
   3,000,000  Sampson Creek Community                                  3,000,870
              Development District, Florida
              Capital Improvement Revenue
              Series B, 6.30%, 05/01/2005
   9,730,000  MAC, New York Series G,                                 10,624,382
              6.00%, 07/01/2005
   2,060,000  Chicago, Illinois Tax Increment,                         2,166,749
              Allocation Subordinated Central
              Loop Redevelopment Series A,
              6.50%, 12/01/2005
   3,000,000  Meadow Pointe III Community                              2,994,780
              Development District, Florida
              Capital Improvement Revenue
              Series 2001-1, 5.90%, 01/01/2006
   3,000,000  Harbour Lake Estates Community                           3,024,360
              Development District, Florida
              Special Assessment,
              6.40%, 02/01/2006
   2,500,000  Capital Region Community                                 2,491,225
              Development District, Florida
              Revenue Capital Improvement
              Series B, 5.95%, 05/01/2006
   1,500,000  Connecticut State Special Tax                            1,660,680
              Obligation Revenue Series B,
              6.00%, 09/01/2006
   2,840,000  Fishhawk Community Development                           2,919,577
              District, Florida Special
              Assessment, 6.65%, 05/01/2007
   2,245,000  Lake Powell Residential Golf                             2,254,811
              Community Development District,
              Florida Special Assesment
              Revenue Series C,
              6.70%, 05/01/2007
   1,095,000  Connecticut State Special Tax                            1,176,786
              Obligation Revenue Series A,
              5.25%, 09/01/2007
   1,150,000  Illinois State Sales Tax Revenue                         1,191,940
              Series U, 5.00%, 06/15/2009
   1,000,000  Connecticut State Special Tax                            1,139,940
              Obligation Series B,
              6.15%, 09/01/2009
     800,000  District of Columbia                                       805,480
              Redevelopment Land Agency,
              Sports Arena Special Tax,
              5.625%, 11/01/2010
   3,000,000  Miromar Lakes Community                                  3,110,730
              Development District, Florida
              Capital Improvement Revenue
              Series B, 7.25%, 05/01/2012
   3,225,000  Illinois State Sales Tax Revenue                         3,655,731
              Series Q, 6.00%, 06/15/2012
   1,525,000  Dyer Redevelopment Authority,                            1,650,324
              Indiana Economic Development
              Lease Rental,
              6.875%, 07/15/2014
                                                                   -------------
Total Special Tax (Cost $87,704,527)                                  90,154,227
                                                                   -------------
Miscellaneous Tax: 0.80%
   4,145,000  Puerto Rico Municipal Finance                            4,167,549
              Agency Series B,
              5.00%, 08/01/2001


                           Schedule of Investments--Municipal Bond Portfolios 11

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   5,325,000  Indianapolis Local Public                            $   5,965,331
              Improvement Bond Bank,
              Indiana Series B,
              6.00%, 01/10/2013
                                                                   -------------
Total Miscellaneous Tax (Cost $9,365,934)                             10,132,880
                                                                   -------------
Total Tax Supported (Cost $336,265,266)                              351,080,293
                                                                   -------------
================================================================================
REVENUE:                                                                  20.16%
--------------------------------------------------------------------------------
Airport Revenue: 1.29%
   3,025,000  Denver City & County, Colorado                           3,095,876
              Airport Revenue Series D, AMT,
              7.40%, 11/15/2001
   1,500,000  Denver City & County, Colorado                           1,605,960
              Airport Revenue Series B, AMT,
              7.25%, 11/15/2005
     800,000  Denver City & County, Colorado                             902,536
              Airport Revenue Series A, AMT,
              7.50%, 11/15/2006
     975,000  Denver City & County, Colorado                           1,021,332
              Airport Revenue Series A, AMT,
              8.875%, 11/15/2012
   2,600,000  Chicago, Illinois O'Hare                                 2,630,420
              International Airport Revenue,
              Senior Lien Series A,
              5.00%, 01/01/2013
   1,000,000  Massachusetts Port Authority                             1,008,280
              Revenue Series B, AMT,
              5.00%, 07/01/2013
   5,965,000  Denver, Colorado City & County                           6,242,849
              Airport Revenue Series A,
              8.75%, 11/15/2023
                                                                   -------------
Total Airport Revenue (Cost $16,006,624)                              16,507,253
                                                                   -------------
Electric Revenue: 3.33%
  11,050,000  Seattle, Washington Municipal                           11,206,910
              Light & Power Revenue,
              4.50%, 03/28/2003
   4,265,000  Pittsylvania County Industrial                           4,339,211
              Development Authority, Virgina
              Revenue Series A, AMT,
              7.30%, 01/01/2004
   2,000,000  Omaha Public Power District                              2,091,080
              Nebraska Electric Revenue
              Series A, 5.25%, 02/01/2004
   5,000,000  North Carolina Eastern Municipal                         5,226,750
              Power Agency, Power System
              Revenue Series B,
              6.00%, 01/01/2005
   1,000,000  Seattle, Washington Municipal                            1,049,220
              Light & Power Revenue,
              5.10%, 11/01/2005
   3,500,000  Washington Public Power Supply                           3,788,295
              System Revenue, Nuclear Project
              No. 3 Series B, 5.60%, 07/01/2007
   3,730,000  North Carolina Eastern Municipal                         3,998,784
              Power Agency, Power System
              Revenue Series B,
              6.125%, 01/01/2009
   1,200,000  Jacksonville Electric Authority,                         1,257,456
              Florida Revenue Series 3B,
              5.40%, 10/01/2009
   2,395,000  Seattle, Washington Municipal                            2,580,660
              Light & Power Revenue,
              5.625%, 12/01/2012
     630,000  North Carolina Eastern Municipal                           670,692
              Power Agency, Power System
              Revenue Series D,
              6.45%, 01/01/2014
   2,345,000  Seattle, Washington Municipal                            2,498,574
              Light & Power Revenue,
              5.625%, 12/01/2014
   1,850,000  Seattle, Washington Municipal                            1,944,812
              Light & Power Revenue,
              5.625%, 12/01/2016
   1,880,000  North Carolina Eastern Municipal                         1,866,314
              Power Agency, Power System
              Revenue Series B,
              5.70%, 01/01/2017
                                                                   -------------
Total Electric Revenue (Cost $41,641,909)                             42,518,758
                                                                   -------------
Health Care Revenue: 3.86%
   1,410,000  Connecticut State Health &                               1,414,145
              Educational Facilities Authority
              Revenue, Hospital for Special
              Care Issue B,
              5.25%, 07/01/2001
   1,180,000  Illinois Development Finance                             1,179,469
              Authority Revenue, Community
              Rehabilitation Providers Series A,
              5.60%, 07/01/2002
   1,000,000  Iowa Finance Authority Hospital                          1,048,380
              Facility Revenue, Iowa Health
              System, 6.25%, 02/15/2004
   1,200,000  Oklahoma Development Finance                               818,580
              Authority Revenue, Hillcrest
              Healthcare System Series A,
              4.70%, 08/15/2005
   1,905,000  Connecticut State Health &                               1,850,346
              Educational Facility Authority
              Revenue, Hospital for Special
              Care Issue B,
              5.125%, 07/01/2007
   7,090,000  Boston, Massachusetts City                               7,188,551
              Hospital Revenue Series B, FHA,
              5.75%, 02/15/2008
   1,000,000  Oklahoma Development Finance                               675,970
              Authority Revenue, Hillcrest
              Healthcare System Series A,
              5.00%, 08/15/2009


12 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   2,750,000  Cuyahoga County, Ohio Hospital                       $   2,841,190
              Facilities Revenue, Canton
              Incorporated Project,
              6.75%, 01/01/2010
   4,210,000  Kentucky Ecomomic Development                            4,321,144
              Finance Authority Revenue, Norton
              Healthcare Incorporated Series A,
              6.125%, 10/01/2010
   3,215,000  Chattanooga Health, Educational &                        3,328,779
              Housing Facility Board, Tennessee
              Revenue, Catholic Health
              Initiatives Series A,
              5.375%, 12/01/2011
   1,240,000  Kentucky Economic Development                            1,285,743
              Finance Authority Revenue,
              Catholic Health Initiatives
              Series A, 5.375%, 12/01/2011
   3,545,000  Illinois Health Facilities                               3,820,801
              Authority Revenue, Advocate
              Network Health Care,
              6.25%, 11/15/2012
   2,240,000  Oklahoma Development Finance                             1,513,098
              Authority Revenue, Hillcrest
              Healthcare System Series A,
              5.75%, 08/15/2013
   5,015,000  Montgomery County, Ohio Hospital                         5,191,678
              Revenue, Kettering Medical Center,
              6.75%, 04/01/2018
   1,750,000  Colorado Health Facilities                               1,505,543
              Authority Revenue, Parkview
              Medical Center Inc. Project,
              5.25%, 09/01/2018
   2,540,000  Arizona Health Facilities                                2,511,120
              Authority Revenue, Catholic
              Healthcare West Series A,
              6.625%, 07/01/2020
   1,120,000  Henderson, Nevada Health Care                            1,104,432
              Facility Revenue, Catholic
              Healthcare West Series A,
              6.75%, 07/01/2020
   1,300,000  New Jersey Health Care Facilities                        1,311,739
              Financing Authority Revenue, St.
              Peter's University Hospital
              Series A, 6.875%, 07/01/2020
   2,000,000  Metropolitan Health Facilities                           1,995,920
              Development Corp., Texas Wilson
              N. Jones Memorial Hospital
              Project, 7.20%, 01/01/2021
   1,275,000  Chester County, Pennsylvania                             1,282,803
              Health & Education Facilities
              Authority Hospital Revenue,
              Chester County Hospital Series A,
              6.75%, 07/01/2021
   3,000,000  Allegheny County Hospital                                3,001,560
              Development Authority,
              Pennsylvania Revenue, West
              Pennsylvania Health System
              Series B, 9.25%, 11/15/2022
                                                                   -------------
Total Health Care Revenue (Cost $49,230,006)                          49,190,991
                                                                   -------------
Higher Education Revenue: 0.66%
   1,260,000  University of Nebraska Facilities                        1,266,476
              Corp., Deferred Maintenance
              Project, 5.00%, 07/15/2001
   1,225,000  University of Maryland Auxiliary                         1,229,557
              System Facility & Tuition Revenue
              Series A, 4.00%, 10/01/2001
   1,415,000  Virginia Polytechnic Institute &                         1,515,578
              State University Revenue Series A,
              5.25%, 06/01/2008
   1,125,000  Vermont Educational & Health                             1,053,428
              Buildings Financing Agency
              Revenue, Norwich University
              Project, 5.50%, 07/01/2018
   2,820,000  Massachusetts Health &                                   3,294,803
              Educational Facilities Authority
              Revenue, Harvard University
              Series N, 6.25%, 04/01/2020
                                                                   -------------
Total Higher Education Revenue
(Cost $7,881,961)                                                      8,359,842
                                                                   -------------
Tobacco Revenue: 1.33%
   8,000,000  South CarolinaTobacco Settlement                         7,870,080
              Revenue Management Series B,
              6.00%, 05/15/2022
   6,800,000  Northern Tobacco Securitization                          7,024,672
              Corp., Alaska Tobacco Settlement
              Revenue, 6.20%, 06/01/2022
   2,000,000  District of Columbia Tobacco                             1,999,980
              Asset Backed Bonds,
              6.25%, 05/15/2024
                                                                   -------------
Total Tobacco Revenue (Cost $16,603,058)                              16,894,732
                                                                   -------------
Toll Revenue: 0.08%
   1,000,000  Triborough Bridge & Tunnel                               1,008,880
              Authority, New York, Toll Revenue
              Series A, 5.00%, 01/01/2012
                                                                   -------------
Total Toll Revenue (Cost $959,061)                                     1,008,880
                                                                   -------------
Water/Sewer Revenue: 2.78%
   3,775,000  Northeast Maryland Waste                                 3,864,732
              Disposal Authority, Solid Waste
              Revenue, AMT,
              5.60%, 07/01/2002
   1,560,000  Orlando, Florida Waste Water                             1,555,460
              System Revenue Series A,
              Variable Rate CPI Bond,
              3.75%, 10/01/2003


                           Schedule of Investments--Municipal Bond Portfolios 13

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   1,900,000  Orlando, Florida Waste Water                         $   1,878,530
              System Revenue Series A,
              Variable Rate CPI Bond,
              3.77%, 10/01/2004
   2,050,000  Orlando, Florida Waste Water                             2,005,843
              System Revenue Series A,
              Variable Rate CPI Bond,
              3.79%, 10/01/2005
   2,165,000  Orlando, Florida Waste Water                             2,096,153
              System Revenue Series A,
              Variable Rate CPI Bond,
              3.81%, 10/01/2006
   1,790,000  Orlando, Florida Waste Water                             1,708,412
              System Revenue Series A,
              Variable Rate CPI Bond,
              3.83%, 10/01/2007
   2,220,000  Texas State Water Development                            2,350,958
              Board Revenue, Revolving Senior
              Lien Series A,
              5.50%, 07/15/2010
   1,130,000  Michigan Municipal Bond                                  1,240,062
              Authority Revenue, Clean Water
              Revolving Fund,
              5.625%, 10/01/2011
   1,525,000  Arizona Water Infrastructure                             1,700,771
              Finance Authority Revenue,
              Water Quality Series A,
              5.75%, 10/01/2011
   3,620,000  Dallas, Texas Waterworks &                               3,718,283
              Sewer System Revenue,
              5.00%, 10/01/2013
      55,000  Massachusetts Water Pollution                               58,585
              Abatement Trust Series B,
              5.25%, 08/01/2014
   3,745,000  Michigan Municipal Bond                                  4,073,137
              Authority Revenue, Clean Water
              Revolving Fund,
              5.75%, 10/01/2014
   5,895,000  Orlando, Florida Waste Water                             5,626,306
              System Revenue Series A,
              Variable Rate CPI Bond,
              Mandatory Put 10/01/2007,
              3.83%, 10/01/2015
   3,460,000  Massachusetts Water Pollution                            3,519,962
              Abatement Trust, New Bedford
              Program Series A,
              5.125%, 02/01/2016
                                                                   -------------
Total Water/Sewer Revenue (Cost $33,895,765)                          35,397,194
                                                                   -------------
Miscellaneous Revenue: 4.43%
   1,800,000  Northeast Maryland Waste                                 1,808,784
              Disposal Authority, Solid Waste
              Revenue, AMT,
              5.50%, 07/01/2001
   2,400,000  East Chicago, Indiana Bond                               2,407,752
              Anticipation Notes,
              5.25%, 01/01/2002
  15,000,000  Municipal Tax Exempt Trust,                             14,926,950
              Certificate Class A-3, MBIA,
              3.85%, 04/07/2003
  11,263,474  Koch Fixed Rate Trust, Various                          11,377,348
              States Class A1,
              4.70%, 10/06/2003
   4,385,000  Broward County, Florida                                  4,515,498
              Wheelabrator Resource Recovery
              Revenue, Series A,
              5.00%, 12/01/2003
  10,635,000  Broward County Wheelabrator                             11,018,711
              Resource Recovery Revenue,
              Florida Series A,
              5.00%, 12/01/2004
   2,420,000  New York Convention Center                               2,465,810
              Operating Corp., New York
              Certificates of Participation,
              Yale Building Acquisition Project,
              6.50%, 12/01/2004
   1,700,000  Mashantucket Western Pequot                              1,780,784
              Tribe, Connecticut Special
              Revenue, Sub 144A Series B,
              5.55%, 09/01/2008
   1,780,000  Chicago Park District, Illinois                          1,944,739
              Harbor Facilities Revenue,
              5.875%, 01/01/2013
   1,920,000  Chicago Park District, Illinois                          2,082,048
              Harbor Facilities Revenue,
              5.875%, 01/01/2014
   2,035,000  Chicago Park District, Illinois                          2,193,608
              Harbor Facilities Revenue,
              5.875%, 01/01/2015
                                                                   -------------
Total Miscellaneous Revenue
(Cost $56,063,256)                                                    56,522,032
                                                                   -------------
Industrial Development/Pollution
Control Revenue: 2.40%
   6,100,000  Springfield Airport Authority,                           6,057,056
              Illinois Garrett Aviation
              Services Project,
              4.40%, 02/01/2008
   4,255,000  Midland County, Michigan Economic                        4,372,055
              Development Sublimited Obligation
              Series A, AMT,
              6.875%, 07/23/2009
   4,000,000  Pittsylvania County Industrial                           4,052,600
              Development Authority, Virginia
              Revenue, Exempt Facility Series B,
              7.65%, 01/01/2010
   3,700,000  New Hampshire State Business                             3,619,599
              Finance Authority Pollution
              Control Revenue, Public Service
              Co. Series D,
              6.00%, 05/01/2021


14 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   4,960,000  Brazos River Authority, Texas,                       $   4,969,523
              Pollution Control Revenue TXU
              Electric Co. Project Series A,
              4.95%, 10/01/2030
   4,485,000  Forsyth, Montana Pollution                               4,494,509
              Control Revenue, Portland
              General Series A,
              4.60%, 05/01/2033
   1,000,000  Forsyth, Montana Pollution                               1,002,120
              Control Revenue, Portland
              General Series B,
              4.75%, 05/01/2033
   1,990,000  Tulsa, Oklahoma Municipal Airport                        2,024,785
              Trust Revenue Series A,
              1.00%, 06/01/2035
                                                                   -------------
Total Industrial Development/Pollution
Control Revenue (Cost $30,010,063)                                    30,592,247
                                                                   -------------
Total Revenue (Cost $252,291,703)                                    256,991,929
                                                                   -------------
================================================================================
ASSET-BACKED SECURITIES:                                                   1.90%
--------------------------------------------------------------------------------
Housing: 1.53%
     915,000  Texas State Department of Housing                          920,517
              & Community Affairs, Single
              Family Revenue Series E,
              4.80%, 09/01/2001
     730,000  Wisconsin Housing & Economic                               756,433
              Development Authority, Home
              Ownership Revenue Series B,
              7.10%, 09/01/2015
     935,000  Alabama Housing Finance                                    943,854
              Authority, Single Family Mortgage
              Revenue Series A, GNMA,
              7.60%, 10/01/2022
   2,195,000  Sedgwick & Shawnee Counties,                             2,401,791
              Kansas, Single Family Revenue,
              GNMA Mortgage Backed Securities
              Program Series A-1, AMT,
              6.50%, 12/01/2022
   1,875,000  Jefferson Parish, Louisiana Home                         1,906,388
              Mortgage Revenue, FNMA &
              GNMA Mortgage Backed Securities
              Series C-1, AMT, 5.40%, 12/01/2024
   2,245,000  District of Columbia Housing                             2,290,821
              Finance Agency, Single Family
              FNMA & GNMA Mortgage Revenue
              Series A, AMT, 6.25%, 12/01/2028
     885,000  Oklahoma Housing Finance Agency,                           923,852
              Single Family Redevelopement,
              Mortgage Homeownership Loan
              Series B-2, AMT, 6.55%, 03/01/2029
   1,815,000  Missouri State Housing                                   1,927,530
              Development Commission, FNMA &
              GNMA Mortgage Revenue, Single
              Family Series B-2, AMT,
              6.40%, 09/01/2029
   1,000,000  Chicago, Illinois Single Family                          1,073,360
              Mortgage Revenue Series A, FNMA,
              GNMA, 6.35%, 10/01/2030
   2,925,000  Multifamily Housing Revenue                              2,937,724
              Bond Passthrough Certificates
              Beneficial Ownership Series
              2000-6, 5.95%, 11/01/2033
   3,465,000  Multifamily Housing Revenue                              3,477,266
              Bond Passthrough Certificates
              Beneficial Ownership Series
              2000-7, 6.00%, 11/01/2033
                                                                   -------------
Total Housing (Cost $19,600,636)                                      19,559,536
                                                                   -------------
Student Loan: 0.37%
   3,390,000  Arkansas State Student Loan                              3,403,153
              Authority Series A-1, AMT,
              5.95%, 06/01/2001
   1,200,000  South Carolina State Education                           1,257,072
              Assistance Authority Revenue,
              Guaranteed Student Loans,
              6.625%, 09/01/2006
                                                                   -------------
Total Student Loan (Cost $4,647,956)                                   4,660,225
                                                                   -------------
Total Asset-Backed Securities
(Cost $24,248,592)                                                    24,219,761
                                                                   -------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $1,220,877,894)             99.50%        $1,268,204,973
(Note B, p. 16)
Cash and Other Assets, Less Liabilities              0.50              6,408,920
                                                   ------         --------------
Net Assets (Equivalent to $13.89
per share based on 91,782,654
shares of capital stock outstanding)               100.00%        $1,274,613,893
                                                   ======         ==============
--------------------------------------------------------------------------------
(A)   Explanation of abbreviations:
      Insured-bond abbreviations:
      ACA-ACA Financial Guaranty Corporation
      AMBAC-AMBAC Indemnity Corporation
      FGIC-Financial Guaranty Insurance Company
      FSA-Financial Security Assurance, Inc.
      MBIA-Municipal Bond Investors Assurance Corporation
      PSF Guaranteed-(Texas) Permanent School Funds
      PUF Guaranteed-(Texas) Permanent University Funds
      Other abbreviations:
      AMT-Subject to Alternative Minimum Tax
      FHA-Federal Housing Administration
      FNMA-Federal National Mortgage Association
      GNMA-Government National Mortgage Association


                           Schedule of Investments--Municipal Bond Portfolios 15

================================================================================
(B) At March 31, 2001, the cost basis of investment securities owned was substantially identical for both book and tax.
(C)   Allocation of Portoflio net assets at March 31, 2001:
      Alabama                                                              0.41%
      Alaska                                                               0.73
      Arizona                                                              1.53
      Arkansas                                                             0.27
      California                                                           2.36
      Colorado                                                             2.31
      Connecticut                                                          2.40
      Delaware                                                             0.32
      Florida                                                              5.72
      Georgia                                                              2.97
      Hawaii                                                               0.93
      Illinois                                                            10.12
      Indiana                                                              2.46
      Iowa                                                                 0.08
      Kansas                                                               0.51
      Kentucky                                                             0.66
      Louisiana                                                            0.40
      Maryland                                                             2.38
      Massachusetts                                                        4.08
      Michigan                                                             2.57
      Mississipi                                                           0.86
      Missouri                                                             1.06
      Montana                                                              0.43
      Nebraska                                                             0.42
      Nevada                                                               0.38
      New Hampshire                                                        0.97
      New Jersey                                                           3.86
      New Mexico                                                           0.87
      New York                                                             7.87
      North Carolina                                                       2.03
      Ohio                                                                 3.52
      Oklahoma                                                             1.05
      Oregon                                                               0.63
      Pennsylvania                                                         3.86
      Rhode Island                                                         1.26
      South Carolina                                                       1.55
      Tennessee                                                            1.17
      Texas                                                               10.21
      Utah                                                                 0.71
      Vermont                                                              0.08
      Virginia                                                             3.13
      Washington                                                           4.87
      Wisconsin                                                            0.53
      Puerto Rico                                                          0.33
      District of Columbia                                                 2.30
      Tax-Exempt Private Municipal Trust                                   2.34
      Cash and Other Assets, Less Liabilities                              0.50
                                                                         ------
      Total                                                              100.00%
                                                                         ======

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    Bernstein California Municipal Portfolio
                           March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
================================================================================
TAX EXEMPT VARIABLE-RATE DEMAND NOTES:                                     5.86%
--------------------------------------------------------------------------------
   9,200,000  California Infrastructure &                         $    9,200,000
              Economic Development Bank
              Revenue, Independent Systems
              Operating Corp. Project C, MBIA,
              Daily Floater, Putable Daily,
              5.25%, 04/01/2009
     600,000  Irvine Ranch Water District,                               600,000
              California Consolidated Bonds,
              Daily Floater, Putable Daily,
              3.60%, 10/01/2010
   2,490,000  Irvine, California Improvement                           2,490,000
              Bond Act of 1915, Assessment
              District Number 97-16, Daily
              Floater, Putable Daily,
              3.60%, 09/02/2022
   9,800,000  California Housing Finance Agency                        9,800,000
              Revenue, Multifamily Housing
              Series A, AMT, Daily Floater,
              Putable Daily,
              3.10%, 02/01/2026
   3,150,000  California Pollution Control                             3,150,000
              Financing Authority Revenue, PAC
              E, Daily Floater, Putable Daily,
              5.10%, 11/01/2026
   1,600,000  California Health Facilities                             1,600,000
              Financing Authority Revenue,
              Hospital Adventist Series A,
              MBIA, Daily Floater, Putable
              Daily, 3.80%, 09/01/2028
                                                                  --------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $26,840,000)                                                    26,840,000
                                                                  --------------
================================================================================
PREREFUNDED/ESCROWED:                                                     31.81%
--------------------------------------------------------------------------------
   1,865,000  Colton Redevelopment Agency,                             1,896,705
              California, Cooley Ranch
              Redevelopment Project No. 4,
              7.60%, 08/15/2016,
              Prerefunded 08/15/2001 @100
      55,000  Denver City & County, Colorado                              57,951
              Airport Revenue Series A, AMT,
              8.875%, 11/15/2012,
              Prerefunded 11/15/2001 @102
   1,220,000  District of Columbia Series A,                           1,252,184
              5.90%, 06/01/2002,
              Escrowed to Maturity
   9,400,000  Puerto Rico Commonwealth, AMBAC,                         9,840,578
               5.85%, 07/01/2015,
              Prerefunded 07/01/2002 @101.50

*See Note 1, page 27 in Notes to Financial Statements.


16 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
  24,530,000  Los Angeles County Transportation                   $   25,873,263
              Commission, California Sales Tax
              Revenue Series A, MBIA,
              6.00%, 07/01/2023,
              Prerefunded 07/01/2002 @102
  12,160,000  Los Angeles County Transportation                       12,862,605
              Commission, California Sales Tax
              Revenue Proposition C
              Second Series A, MBIA,
              6.25%, 07/01/2013,
              Prerefunded 07/01/2002 @102
   1,560,000  South Carolina State Public                              1,652,274
              Service Authority Revenue, Santee
              Cooper Series D, AMBAC,
              6.50%, 07/01/2024,
              Prerefunded 07/01/2002 @102
   3,270,000  Massachusetts Municipal Wholesale                        3,474,538
              Electric Co., Power Supply
              System Revenue Series B,
              6.75%, 07/01/2017,
              Prerefunded 07/01/2002 @102
   1,240,000  Puerto Rico Commonwealth Public                          1,312,342
              Improvement, 6.80%, 07/01/2021,
              Prerefunded 07/01/2002 @101.50
   1,010,000  University of California Revenue,                        1,071,670
              Multi-Purpose Projects Series D,
              MBIA, 6.125%, 09/01/2011,
              Prerefunded 09/01/2002 @102
   2,295,000  University of California Revenue,                        2,439,057
              Multi-Purpose Projects Series D,
              MBIA, 6.25%, 09/01/2012,
              Prerefunded 09/01/2002 @102
   9,940,000  University of California Multi-Purpose                  10,648,921
              Revenue, MBIA, 6.875%, 09/01/2016,
              Prerefunded 09/01/2002 @102
   3,880,000  Lake Elsinore, California Improvement                    4,264,508
              Bond Act 1915, Assessment District
              93-1, Cottonwood Series B,
              8.25%, 09/02/2024,
              Prerefunded 09/02/2002 @103
  25,760,000  Guam Power Authority Revenue                            27,421,005
              Series A, 6.30%, 10/01/2022,
              Prerefunded 10/01/2002 @102
   4,510,000  California Educational Facilities                        4,814,200
              Authority Revenue, University
              of San Francisco,
              6.40%, 10/01/2017,
              Prerefunded 10/01/2002 @102
   3,000,000  Central Coast Water Authority,                           3,206,700
              California State Regional Facilities
              Water Project Revenue,
              AMBAC, 6.50%, 10/01/2014,
              Prerefunded 10/01/2002 @102
   2,710,000  California State Public Works                            2,904,551
              Board Lease Revenue, University
              of California Project A,
              6.70%, 10/01/2017,
              Prerefunded 10/01/2002 @102
   1,220,000  Virgin Islands Public Financing                          1,315,428
              Authority Revenue, Matching Fund
              Loan Notes Series A,
              7.25%, 10/01/2018,
              Prerefunded 10/01/2002 @102
  13,950,000  San Joaquin Hills Transportation                        15,055,398
              Corridor Agency, California, Toll
              Road Revenue Senior Lien,
              6.75%, 01/01/2032,
              Prerefunded 01/01/2003 @102
   2,610,000  Sacramento School Insurance                              2,660,712
              Authority, California Revenue
              Liability Program Series D,
              5.70%, 06/01/2003,
              Escrowed to Maturity
     400,000  Pomona Public Financing                                    430,148
              Authority, California, Southwest
              Pomona Revenue Series L,
              5.50%, 02/01/2008,
              Prerefunded 02/01/2004 @102
   3,955,000  Imperial Irrigation District,                            4,381,151
              California Certificates of
              Participation, Electric System
              Project, MBIA, 6.00%, 11/01/2015,
              Prerefunded 11/01/2004 @102
   1,085,000  Burbank Redevelopment Agency,                            1,167,091
              California 9.25%, 12/01/2005,
              Prerefunded 12/01/2004 @100
   1,520,000  Corona, California Certificates                          1,817,616
              of Participation, 8.00%, 03/01/2015,
              Prerefunded 03/01/2006 @100
     920,000  Northern California Power Agency                         1,044,908
              Public Power Revenue Series A,
              AMBAC, 5.80%, 07/01/2009,
              Escrowed to Maturity
   1,000,000  Kern High School District,                               1,248,480
              California, 7.10%, 08/01/2011,
              Escrowed to Maturity
   1,000,000  Pittsburg Redevelopment Agency,                          1,519,740
              California Residential Mortgage
              Revenue, 9.60, 06/01/2016,
              Escrowed to Maturity
                                                                  --------------
Total Prerefunded/Escrowed
(Cost $142,815,135)                                                  145,633,724
                                                                  --------------


                           Schedule of Investments--Municipal Bond Portfolios 17

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
INSURED:                                                                  33.38%
--------------------------------------------------------------------------------
   1,000,000  Orange County, California                            $   1,030,570
              Certificates of Participation
              Series A, MBIA,
              5.50%, 07/01/2002
   1,280,000  Puerto Rico Commonwealth Public                          1,316,915
              Improvement Series B, AMBAC,
              5.50%, 07/01/2002
   1,000,000  California Health Facilities                             1,026,230
              Financing Authority, Sutter
              Health Series C, FSA,
              5.00%, 08/15/2002
   5,885,000  Association of Bay Area Governments,                     6,080,617
              California Bay Area Rapid
              Transit Series A, AMBAC,
              4.75%, 06/15/2003
   1,860,000  Eastern Municipal Water District,                        1,912,842
              California Water & Sewer
              Revenue, Certificates of
              Participation Series A, FGIC,
              4.50%, 07/01/2003
   1,085,000  Los Angeles County Metropolitan                          1,194,976
              Transportation Authority,
              California Sales Tax Revenue,
              Proposition C Second Series B,
              AMBAC, 8.00%, 07/01/2003
   3,500,000  Louisiana State Energy & Power                           3,676,610
              Authority, Power Project Revenue,
              FSA, 5.50%, 01/01/2004
  17,000,000  New Jersey State Transit Corp.,                         17,764,830
              Capital Grant Anticipation Notes
              Series C, AMBAC,
              5.25%, 02/01/2004
   1,365,000  Rancho, California Water District                        1,430,861
              Financing Authority Revenue
              Series A, FSA,
              5.00%, 08/01/2004
   2,360,000  San Diego County Regional                                2,557,839
              Transportation Authority,
              California Sales Tax Revenue
              Series A, FGIC, 5.25%, 04/01/2008
   3,885,000  Long Beach, California Harbor                            4,247,548
              Revenue, MBIA, AMT,
              6.00%, 05/15/2008
   1,000,000  Riverside, California Sewer                              1,194,390
              Revenue, FGIC, 7.00%, 08/01/2008
   1,510,000  Castaic Lake Water Agency,                               1,827,357
              California Certificates of
              Participation, Water System
              Improvement Project Series A,
              MBIA, 7.25%, 08/01/2008
   1,050,000  Los Angeles Department of                                1,123,437
              Airports, California Airport
              Revenue Series A, FGIC,
              5.50%, 05/15/2009
   1,000,000  Redding Joint Powers Financing                           1,153,740
              Authority, California Electric
              System Revenue Series A, MBIA,
              6.25%, 06/01/2009
   1,815,000  Northern California Power Agency,                        2,046,394
              Geothermal Project No. 3 Series A,
              AMBAC, 5.80%, 07/01/2009
   1,100,000  South Orange County Public                               1,403,787
              Finance Authority, California
              Special Tax Revenue, Foothill
              Area Series C, FGIC,
              8.00%, 08/15/2009
   2,000,000  Los Angeles, California                                  2,116,880
              Wastewater System Revenue
              Series D, FGIC, 5.375%, 11/01/2009
     600,000  Los Angeles Department of                                  650,028
              Airports, California Airport
              Revenue, FGIC, AMT,
              5.80%, 05/15/2010
   1,375,000  Sacramento County, California                            1,447,641
              Certificates of Participation,
              Public Facilities Project, MBIA,
              5.00%, 02/01/2011
   1,000,000  Kern High School District,                               1,171,960
              California Series A, MBIA,
              6.30%, 02/01/2011
   2,145,000  San Francisco City & County                              2,280,585
              Airport Commission, California
              International Airport Revenue
              Second Series 10A, MBIA, AMT,
              5.45%, 05/01/2012
   1,000,000  Los Angeles County Metropolitan                          1,042,550
              Transportation Authority,
              California Sales Tax Revenue
              Series B, AMBAC, 5.30%, 07/01/2012
   1,075,000  Rancho, California Water District                        1,176,878
              Financing Authority Revenue
              Series A, FSA,
              5.50%, 08/01/2012
   1,000,000  University of California Revenue                         1,023,770
              Series C, AMBAC,
              5.00%, 09/01/2013
   2,500,000  Northern Mariana Islands,                                2,649,675
              Commonwealth of Series A, ACA,
              6.00%, 06/01/2014
   1,195,000  Culver City Redevelopment Finance                        1,328,231
              Authority, California Tax Allocation,
               AMBAC, 5.50%, 11/01/2014
   1,000,000  San Jose Redevelopment Agency,                           1,157,050
              California Tax Allocation, Merged
              Area Redevelopment Project, MBIA,
              6.00%, 08/01/2015
   1,430,000  San Mateo County Transportation                          1,569,268
              District, California Series A,
              MBIA, 5.50%, 06/01/2016


18 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   1,920,000  Alameda Corridor Transportation                      $   1,986,970
              Authority, California Revenue
              Senior Lien Series A, MBIA,
              5.125%, 10/01/2016
   5,225,000  California State Public Works                            5,681,978
              Board Lease Revenue, Department
              of Health Services Series A, MBIA,
              5.75%, 11/01/2016
   2,645,000  Northern California Power Agency                         2,683,908
              Public Power Revenue,
              Hydroelectric Project No. 1
              Series A, MBIA, 5.00%, 07/01/2017
   1,000,000  California Special Districts                             1,096,410
              Association Finance Corp.,
              Certificates of Participation
              Series Z, FSA, 5.50%, 08/01/2017
   3,130,000  Long Beach Bond Finance                                  3,173,225
              Authority, California Lease
              Revenue, Civic Center Project
              Series A, MBIA,
              5.00%, 10/01/2017
   6,390,000  Santa Clara County Financing                             6,478,949
              Authority, California Lease
              Revenue Series A, AMBAC,
              5.00%, 11/15/2017
   3,800,000  San Francisco City & County                              3,756,870
              Airport Commission, California
              International Airport Revenue
              Second Series 15A, FSA, AMT,
              5.00%, 05/01/2018
   2,070,000  Beverly Hills Public Financing                           2,103,907
              Authority, California Lease
              Revenue Series A, MBIA,
              5.125%, 06/01/2018
   2,000,000  Los Angeles Department of Water                          2,047,600
              & Power, California Power
              System Series A, FSA,
              5.25%, 07/01/2018
   5,000,000  Los Angeles Department of Water                          5,134,350
              & Power, California Power
              System Series A, MBIA,
              5.375%, 07/01/2018
   2,000,000  San Diego, California                                    2,014,700
              Certificates of Undivided
              Interest, Water Utility Fund
              System Revenue, FGIC,
              5.00%, 08/01/2018
   1,000,000  Los Angeles Convention &                                 1,018,400
              Exhibition Center Authority,
              California Lease Revenue Series A
              MBIA, 5.375%, 08/15/2018
   2,075,000  Anaheim Public Financing                                 2,090,583
              Authority, California Electric
              System Revenue Distribution
              Facilities, MBIA, 5.00%, 10/01/2018
   1,500,000  Imperial Irrigation District,                            1,510,335
              California Electric System
              Revenue, MBIA, 5.00%, 11/01/2018
   2,815,000  Los Angeles County, California                           3,047,463
              Certificates of Participation,
              Antelope Valley Courthouse
              Series A, AMBAC,
              5.75%, 11/01/2019
   2,630,000  California State Public Works                            2,694,198
              Board Lease Revenue, Department
              of Corrections, State Prison
              Series A, AMBAC,
              5.00%, 12/01/2019
   2,050,000  Pasadena Unified School District,                        2,049,836
              California Series B, FGIC,
              5.00%, 07/01/2020
   4,105,000  Los Angeles Department of Water                          4,210,334
              & Power, California Power
              System Series A, MBIA,
              5.375%, 07/01/2020
   6,340,000  University of California Revenue,                        6,393,573
              Multi-Purpose Projects Series E,
              MBIA, 5.125%, 09/01/2020
   3,740,000  Fontana Public Financing                                 3,820,373
              Authority, California Tax
              Allocation Revenue, North Fontana
              Redevelopment Project Series A,
              FSA, 5.25%, 09/01/2020
   1,100,000  Mammoth Unified School District,                           382,910
              California Capital Appreciation,
              MBIA, 0.00%, 08/01/2021
   1,865,000  Alameda Corridor Transportation                          1,907,280
              Authority, California Revenue
              Senior Lien Series A, MBIA,
              5.25%, 10/01/2021
   1,000,000  Mammoth Unified School District,                           328,430
              California Capital Appreciation,
              MBIA, 0.00%, 08/01/2022
   3,020,000  California State University                              3,081,548
              Headquarters Building Authority
              Lease Revenue Series B, MBIA,
              5.25%, 09/01/2022
   4,230,000  Los Angeles County Metropolitan                          4,190,450
              Transportation Authority,
              California Sales Tax Revenue,
              Proposition C Second Series A,
              AMBAC, 5.00%, 07/01/2023
   6,985,000  Los Angeles Unified School                               6,919,690
              District, California Series B,
              FGIC, 5.00%, 07/01/2023


                           Schedule of Investments--Municipal Bond Portfolios 19

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   3,450,000  San Francisco City & County                          $   3,412,602
              Airport Commission, California
              International Airport Revenue
              Second Series 16B, FSA,
              5.00%, 05/01/2024
   1,000,000  California State, MBIA,                                    988,130
              5.00%, 08/01/2024
                                                                   -------------
Total Insured (Cost $143,666,424)                                    152,808,461
                                                                   -------------
================================================================================
TAX SUPPORTED:                                                            15.14%
--------------------------------------------------------------------------------
State General Obligations: 5.54%
   1,260,000  Puerto Rico Commonwealth,                                1,265,443
              5.00%, 07/01/2001
   1,935,000  California State,                                        2,040,787
              7.10%, 09/01/2002
   2,030,000  California State,                                        2,093,458
              5.00%, 12/01/2002
   2,505,000  Wisconsin State Series A,                                2,596,508
              5.25%, 05/01/2003
   2,100,000  Illinois State Series 1,                                 2,206,176
              5.50%, 12/01/2003
   2,890,000  California State,                                        3,136,112
              6.10%, 09/01/2004
   2,960,000  Illinois State Series 1,                                 3,153,110
              5.50%, 12/01/2004
   2,500,000  California State,                                        2,761,600
              6.20%, 09/01/2005
   1,870,000  California State,                                        1,911,701
              5.25%, 09/01/2018
   4,285,000  California State,                                        4,216,783
              5.00%, 10/01/2023
                                                                   -------------
Total State General Obligations
(Cost $24,234,919)                                                    25,381,678
                                                                   -------------
Local General Obligations: 2.97%
   1,915,000  Osseo Independent School                                 1,947,880
              District 279, Minnesota School
              Building Series B,
              5.25%, 02/01/2002
   3,000,000  Dallas, Texas, Equipment                                 3,156,360
              Acquisition Contractual
              Obligation, 5.25%, 08/15/2004
   3,110,000  Los Angeles County Public Works                          3,204,357
              Financing Authority, California
              Capital Construction,
              5.00%, 03/01/2011
   2,480,000  Los Angeles, California Series A,                        2,604,298
              5.25%, 09/01/2011
   1,145,000  Los Gatos-Saratoga Joint Union                           1,249,367
              High School District, California
              Election of 1998-Series B,
              5.75%, 12/01/2019
   1,325,000  Los Gatos-Saratoga Joint Union                           1,440,381
              High School District, California
              Election of 1998-Series B,
              5.75%, 12/01/2020
                                                                   -------------
Total Local General Obligations
(Cost $13,124,405)                                                    13,602,643
                                                                   -------------
Tax Lease: 3.82%
   1,985,000  Los Angeles County Capital Asset                         1,989,506
              Leasing Corp., California Lease
              Revenue, Equipment Program
              Series A, 5.00%, 06/01/2001
     845,000  Ukiah Unified School District,                             853,813
              California Certificates of
              Participation, 5.60%, 09/01/2001
   1,050,000  Puerto Rico Housing, Bank &                              1,060,364
              Finance Agency, Commonwealth
              Appropriation Subsidy,
              4.875%, 12/01/2001
   1,920,000  San Diego Unified School                                 1,961,280
              District, California Certificates
              of Participation, Capital
              Projects Phase XV Series A,
              4.75%, 07/01/2002
   2,410,000  Puerto Rico Urban Renewal &                              2,442,656
              Housing Corp.,
              7.875%, 10/01/2004
   2,500,000  Solano County, California                                2,548,575
              Certificates of Participation,
              Justice Facility & Public
              Building Project,
              5.875%, 10/01/2005
   1,010,000  Gilroy Unified School District,                          1,068,519
              California Certificates of
              Participation, 5.85%, 07/01/2008
   2,590,000  Taft Public Financing Authority,                         2,804,866
              California Lease Revenue,
              Community Correctional Facility
              Project A, 5.95%, 01/01/2011
     635,000  Capistrano Unified School                                  640,810
              District, California Certificates
              of Participation, 5.20%, 02/01/2018
   2,000,000  Sacramento City Finance                                  2,111,920
              Authority, California Lease
              Revenue Series B,
              5.40%, 11/01/2020
                                                                   -------------
Total Tax Lease (Cost $16,817,795)                                    17,482,309
                                                                   -------------
Special Tax: 2.46%
   1,400,000  Commerce Community Development                           1,406,622
              Commission, California Tax
              Allocation Redevelopment Project
              No. 1-Series A, 4.80%, 08/01/2001


20 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
     690,000  Santa Clara Convention Center                        $     692,767
              Refunding & Reassessment,
              California Improvement Bond
              Act of 1915, 4.25%, 09/02/2001
   2,245,000  Roseville North Central                                  2,253,397
              Community District No. 1,
              California Special Tax,
              4.70%, 09/01/2002
   1,000,000  Orange County Development Agency,                        1,031,050
              California Tax Allocation Santa
              Ana Heights Project Area,
              5.70%, 09/01/2002
   1,225,000  Tustin Unified School District,                          1,243,534
              California Community Facilities
              District 97-1, Bond Anticipation
              Notes, 6.10%, 09/01/2002
   1,000,000  Fontana Redevelopment Agency,                            1,013,420
              California Tax Allocation, Jurupa
              Hills Redevelopment Project
              Series A, 4.30%, 10/01/2002
   1,910,000  Virgin Islands Public Finance                            1,959,163
              Authority Revenue, Gross Receipts
              Taxes Loan Notes Series A,
              5.50%, 10/01/2002
   1,555,000  Pomona Public Financing                                  1,645,299
              Authority, California Revenue,
              Southwest Pomona Redevelopment
              Series L, 5.50%, 02/01/2008
                                                                   -------------
Total Special Tax (Cost $11,008,092)                                  11,245,252
                                                                   -------------
Miscellaneous Tax: 0.35%
   1,585,000  Puerto Rico Municipal Finance                            1,593,622
              Agency Series B,
              5.00%, 08/01/2001
                                                                   -------------
Total Miscellaneous Tax (Cost $1,587,873)                              1,593,622
                                                                   -------------
Total Tax Supported (Cost $66,773,084)                                69,305,504
                                                                   -------------
================================================================================
REVENUE:                                                                  12.49%
--------------------------------------------------------------------------------
Airport Revenue: 0.29%
     500,000  Denver City & County, Colorado                             535,320
              Airport Revenue Series B, AMT,
              7.25%, 11/15/2005
     145,000  Denver City & County, Colorado                             151,890
              Airport Revenue, Series A, AMT,
              8.875%, 11/15/2012
     500,000  Denver City & County, Colorado                             621,055
              Airport Revenue Series D, AMT,
              7.75%, 11/15/2013
                                                                   -------------
Total Airport Revenue (Cost $1,145,658)                                1,308,265
                                                                   -------------
Electric Revenue: 0.45%
   1,000,000  Virgin Islands Water & Power                             1,003,520
              Authority, Electric System
              Revenue, 5.00%, 07/01/2001
   1,000,000  Los Angeles Department of Water &                        1,065,300
              Power, California Electric Plant
              Revenue Second Issue,
              8.00%, 08/15/2002
                                                                   -------------
Total Electric Revenue (Cost $2,044,124)                               2,068,820
                                                                   -------------
Health Care Revenue: 1.22%
   3,145,000  California Statewide Community                           3,157,109
              Development Authority
              Certificates of Participation,
              St. Joseph's Health System
              Obligated Group,
              5.00%, 07/01/2001
   1,185,000  ABAG Finance Authority for                               1,224,887
              Nonprofit Corp., California
              Revenue, San Diego Hospital
              Associates Series A,
              6.00%, 08/15/2004
   1,185,000  California Statewide Community                           1,214,222
              Development Authority
              Certificates of Participation,
              Catholic Healthcare West,
              6.50%, 07/01/2020
                                                                   -------------
Total Health Care Revenue (Cost $5,548,378)                            5,596,218
                                                                   -------------
Tobacco Revenue: 0.23%
   1,000,000  Childrens Trust Fund, Puerto Rico                        1,036,150
              Tobacco Settlement Revenue,
              5.75%, 07/01/2020
                                                                   -------------
Total Tobacco Revenue (Cost $995,400)                                  1,036,150
                                                                   -------------
Toll Revenue: 0.93%
   4,135,000  Florida State Turnpike Authority                         4,278,236
              Revenue, Department of
              Transportation Series B,
              5.00%, 07/01/2003
                                                                   -------------
Total Toll Revenue (Cost $4,179,564)                                   4,278,236
                                                                   -------------
Water/Sewer Revenue: 5.61%
   2,500,000  Metropolitan Water District of                           2,646,300
              Southern California, Waterworks
              Revenue Series A,
              5.50%, 07/01/2008
   2,420,000  Los Angeles County Sanitation                            2,545,550
              District Financing Authority,
              California Series A,
              5.25%, 10/01/2008
   1,000,000  Orange County Water District,                            1,058,680
              California Certificates of
              Participation Series A,
              5.50%, 08/15/2010


                           Schedule of Investments--Municipal Bond Portfolios 21

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   2,460,000  San Francisco City & County                          $   2,562,164
              Public Utilities Commission,
              California Waterworks Revenue
              Series A, 5.00%, 11/01/2012
   2,285,000  California State Department of                           2,335,658
              Water Resources, Water System
              Revenue Series O,
              5.00%, 12/01/2015
   1,350,000  Metropolitan Water District of                           1,378,660
              Southern California, Waterworks
              Revenue Series A,
              5.00%, 07/01/2016
   1,500,000  California State Department of                           1,504,635
              Water Resources, Central Valley
              Project, Water System Revenue
              Series S, 5.00%, 12/01/2019
   3,660,000  Metropolitan Water District of                           4,046,276
              Southern California, Waterworks
              Revenue Series A,
              5.75%, 07/01/2021
   6,375,000  Metropolitan Water District of                           6,249,094
              Southern California, Waterworks
              Revenue Series A,
              5.00%, 07/01/2026
   1,330,000  Los Angeles Department of Water                          1,382,083
              & Power, California Waterworks
              Revenue Second Issue,
              6.40%, 11/01/2031
                                                                   -------------
Total Water/Sewer Revenue (Cost $23,517,855)                          25,709,100
                                                                   -------------
Miscellaneous Revenue: 3.48%
     200,000  Del Mar Race Track Authority,                              201,520
              California Revenue,
              6.00%, 08/15/2001
   1,050,000  Los Angeles, California Harbor                           1,074,003
              Revenue Series B, AMT,
              5.00%, 08/01/2002
   7,508,983  Koch Fixed Rate Trust, Various                           7,584,899
              States Class A1,
              4.70%, 10/06/2003
   6,485,000  Los Angeles, California Harbor                           7,053,799
              Department Revenue Series B,
              AMT, 5.75%, 08/01/2009
                                                                   -------------
Total Miscellaneous Revenue
(Cost $15,423,492)                                                    15,914,221
                                                                   -------------
Industrial Development/Pollution
Control Revenue: 0.28%
   1,305,000  California Statewide Communities                         1,286,848
              Development Authority
              Certificates of Participation,
              The Internext Group,
              4.00%, 04/01/2002
                                                                   -------------
Total Industrial Development/Pollution
Control Revenue (Cost $1,302,455)                                      1,286,848
                                                                   -------------
Total Revenue (Cost $54,156,926)                                      57,197,858
                                                                   -------------
================================================================================
ASSET-BACKED SECURITIES:                                                   2.76%
--------------------------------------------------------------------------------
Housing: 2.76%
   3,295,000  California Rural Home Mortgage                           3,310,651
              Finance Authority, Rural Lease
              Pass Through Obligation Revenue
              Series A, MBIA,
              4.45%, 08/01/2001
   1,585,000  Los Angeles, California                                  1,590,754
              Multifamily Housing Revenue,
              Western Carlton Project Series A,
              AMT, 3.80%, 10/01/2001
   1,050,000  San Jose, California Multifamily                         1,069,331
              Housing Revenue, El Parador
              Apartments Project Series C, AMT,
              4.90%, 01/01/2016
   1,490,000  California Housing Financing                             1,506,390
              Agency Revenue, Home Mortgage
              Series I, MBIA, AMT,
              4.95%, 08/01/2028
   1,015,000  California Statewide Communities                         1,021,729
              Development Authority,
              Multifamily Housing Bayport
              Subordinated Revenue Series LL-4,
              AMT, 4.10%, 12/01/2028
   7,355,000  California Housing Finance                               1,864,492
              Agency, Home Mortgage Revenue
              Series B, AMT, MBIA,
              0.00%, 08/01/2029
   2,255,000  California Housing Finance                               2,254,820
              Agency, Home Mortgage Revenue
              Series N, AMT, FSA,
              5.25%, 08/01/2029
                                                                   -------------
Total Housing (Cost $12,315,277)                                      12,618,167
                                                                   -------------
Total Asset-Backed Securities
(Cost $12,315,277)                                                    12,618,167
                                                                   -------------


22 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $446,566,846)                 101.44%      $464,403,714
(Note B, below)
Cash and Other Assets, Less Liabilities                (1.44)        (6,597,050)
                                                      ------       ------------
Net Assets (Equivalent to $14.13
per share based on 32,405,281
shares of capital stock outstanding)                  100.00%      $457,806,664
                                                      ======       ============
--------------------------------------------------------------------------------
(A)   Explanation of abbreviations:
      Insured-bond abbreviations:
      ACA-ACA Financial Guaranty Corporation
      AMBAC-AMBAC Indemnity Corporation
      FGIC-Financial Guaranty Insurance Company
      FSA-Financial Security Assurance, Inc.
      MBIA-Municipal Bond Investors Assurance Corporation
      Other abbreviations:
      AMT-Subject to Alternative Minimum Tax
(B) At March 31, 2001, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                     Bernstein New York Municipal Portfolio
                           March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
================================================================================
TAX EXEMPT VARIABLE-RATE DEMAND NOTES:                                     3.65%
--------------------------------------------------------------------------------
     130,000  New York State Job Development                      $      130,000
              Authority, State Guaranteed
              Series A-1-A-13, Daily Floater,
              Putable Daily,
              3.85%, 03/01/2002
     440,000  New York State Job Development                             440,000
              Authority, State Guaranteed
              Series A-1-A-25, Daily Floater,
              Putable Daily,
              3.85%, 03/01/2007
  13,300,000  California Infrastructure &                             13,300,000
              Economic Development Bank,
              Variable Independent Systems
              Operating Corp. Project Series B,
              MBIA, Daily Floater, Putable
              Daily, 5.00%, 04/01/2008
   1,200,000  Suffolk County, New York                                 1,200,000
              Industrial Development Agency
              Research Facilities Revenue, Cold
              Spring Harbor Labor Project,
              Daily Floater, Putable Daily,
              3.95%, 07/01/2023
   5,700,000  California Pollution Control                             5,700,000
              Financing Authority Revenue,
              Pacific Gas & Electric Co. Series
              C, Daily Floater, Putable Daily,
              5.65%, 11/01/2026
   5,360,000  Long Island Power Authority, New                         5,360,000
              York Electric System Revenue,
              Subseries 6, Daily Floater,
              Putable Daily,
              3.80%, 05/01/2033
                                                                  --------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $26,130,000)                                                    26,130,000
                                                                  --------------
================================================================================
U.S. GOVERNMENT AGENCY:                                                    2.83%
--------------------------------------------------------------------------------
U.S. Goverment Agency: 2.83%
  20,000,000  Federal Home Loan Bank                                  20,275,000
              Series 180, 5.375%, 01/05/2004
                                                                  --------------
Total U.S. Government Agency
(Cost $19,950,900)                                                    20,275,000
                                                                  --------------
================================================================================
PREREFUNDED/ESCROWED:                                                     16.68%
--------------------------------------------------------------------------------
   1,600,000  New York City Series B, AMBAC,                           1,637,040
              8.25%, 06/01/2017,
              Prerefunded 06/01/2001 @101.50

*See Note 1, page 27 in Notes to Financial Statements.


                           Schedule of Investments--Municipal Bond Portfolios 23

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
     340,000  New York City Series L,                              $     342,217
              5.00%, 08/01/2001,
              Escrowed to Maturity
   1,105,000  New York City Series A,                                  1,140,581
              7.75%, 08/15/2016,
              Prerefunded 08/15/2001 @101.50
   1,925,000  Suffolk County, New York Series A,                       1,985,599
              9.50%, 10/01/2001,
              Escrowed to Maturity
     115,000  Denver City & County, Colorado                             121,170
              Airport Revenue Series A, AMT,
              8.875%, 11/15/2012,
              Prerefunded 11/15/2001 @102
   1,630,000  New York State Power Authority                           1,697,890
              Revenue Series Z,
              6.00%, 01/01/2003,
              Prerefunded 01/01/2002 @102
   5,015,000  New York State Power Authority                           5,233,002
              Revenue Series AA,
              6.25%, 01/01/2023,
              Prerefunded 01/01/2002 @101
   2,500,000  New York State Local Government                          2,622,300
              Assistance Corp. Series B,
              6.00%, 04/01/2006,
              Prerefunded 04/01/2002 @102
   1,500,000  New York State Thruway Authority                         1,562,445
              Service Contract,
              6.25%, 04/01/2004,
              Prerefunded 04/01/2002 @101
   1,400,000  New York State Thruway Authority,                        1,458,282
              Local Highway & Bridge Service
              Contract Revenue,
              6.25%, 04/01/2007,
              Prerefunded 04/01/2002 @101
   6,730,000  New York State Local Government                          7,075,518
              Assistance Corp. Series C,
              6.25%, 04/01/2018,
              Prerefunded 04/01/2002 @102
   1,450,000  New York State Local Government                          1,524,443
              Assistance Corp. Series B,
              6.25%, 04/01/2021,
              Prerefunded 04/01/2002 @102
   1,500,000  New York State Thruway Authority,                        1,564,260
              Local Highway & Bridge Service
              Contract Revenue,
              6.375%, 04/01/2012,
              Prerefunded 04/01/2002 @101
   1,225,000  New York State Local Government                          1,295,315
              Assistance Corp. Series A,
              6.875%, 04/01/2019,
              Prerefunded 04/01/2002 @102
   9,130,000  New York City Municipal Water                            9,570,705
              Finance Authority Revenue
              Series B, 6.375%, 06/15/2022,
              Prerefunded 06/15/2002 @101
   1,240,000  MTA, New York Transit Facilities                         1,313,520
              Revenue Series J, FGIC,
              6.375%, 07/01/2010,
              Prerefunded 07/01/2002 @102
   2,100,000  MTA, New York Transit Facilities                         2,220,729
              Revenue Series L,
              6.625%, 07/01/2014,
              Prerefunded 07/01/2002 @101.50
   5,510,000  New York City Series C, Subseries                        5,842,253
              C-1, AMBAC,
              6.625%, 08/01/2015,
              Prerefunded 08/01/2002 @101.50
   3,680,000  New York State Housing Finance                           3,917,875
              Agency Service Contract Revenue
              Series C, 6.30%, 03/15/2022,
              Prerefunded 09/15/2002 @102
   5,490,000  New York State Power Authority                           5,756,869
              Revenue Series CC,
              5.00%, 01/01/2009,
              Prerefunded 01/01/2003 @102
   1,955,000  New York State Power Authority                           2,050,032
              Revenue Series CC,
              5.00%, 01/01/2014,
              Prerefunded 01/01/2003 @102
  31,715,000  New York City Health & Hospital                         34,058,421
              Corp. Series A,
              6.30%, 02/15/2020,
              Prerefunded 02/15/2003 @102
   1,545,000  New York State Medical Care                              1,610,431
              Facilities Finance Agency,
              Hospital & Nursing Home Insured
              Mortgage, FHA,
              6.35%, 02/15/2012,
              Prerefunded 02/15/2003 @102
   5,605,000  New York State Dormitory                                 6,066,908
              Authority Revenue State
              University Educational Facilities
              Series A, 6.375%, 05/15/2014,
              Prerefunded 05/15/2003 @102
     975,000  New York State Medical Care                              1,004,737
              Facilities Finance Agency,
              Hospital & Nursing Home Insured
              Mortgage, FHA,
              6.125%, 02/15/2014,
              Prerefunded 02/15/2004 @102
   1,140,000  New York State Environmental                             1,269,082
              Facilities Corp., Pollution
              Control Revenue, State Water
              Revolving Fund Series E,
              6.70%, 06/15/2010,
              Prerefunded 06/15/2004 @101.50
     265,000  New York State Medical Care                                266,882
              Facilities Finance Authority,
              Insured Mortgage Project Series A,
              FHA, 5.40%, 08/15/2004,
              Escrowed to Maturity


24 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   1,050,000  New York State Medical Care                          $   1,160,460
              Facilities Finance Authority,
              Mental Health Services, MBIA,
              6.15%, 02/15/2015,
              Prerefunded 08/15/2004 @102
   2,800,000  New York State Thruway Authority                         3,068,156
              General Revenue Series C,
              5.75%, 01/01/2009,
              Prerefunded 01/01/2005 @102
   1,925,000  New York State Local Government                          2,129,242
              Assistance Corp. Series A,
              5.90%, 04/01/2012,
              Prerefunded 04/01/2005 @102
     900,000  New York City Series B,                                  1,008,855
              6.30%, 08/15/2008,
              Prerefunded 08/15/2005 @101
   2,220,000  New York State Power Authority                           2,510,354
              Revenue Series W,
              6.50%, 01/01/2008,
              Escrowed to Maturity
   4,670,000  Niagara Falls Bridge Commission,                         5,459,043
              New York Toll Revenue,
              6.30%, 10/01/2012,
              Escrowed to Maturity
                                                                   -------------
Total Prerefunded/Escrowed
(Cost $115,843,923)                                                  119,544,616
                                                                   -------------
================================================================================
INSURED:                                                                  37.16%
--------------------------------------------------------------------------------
   7,910,000  Nassau County, New York Series C,                        8,024,379
              FSA, 5.125%, 01/01/2002
   2,425,000  Islip, New York Series C, FSA,                           2,454,949
              4.75%, 01/15/2002
   1,050,000  Oyster Bay, New York, FSA,                               1,057,697
              4.00%, 02/15/2002
   3,760,000  Nassau County, New York Series V,                        3,826,552
              AMBAC, 5.125%, 03/01/2002
   1,680,000  New York State Thruway Authority                         1,722,790
              Emergency Highway Construction &
              Reconstruction Series A, FSA,
              6.00%, 03/01/2002
   1,740,000  Dansville Central School                                 1,782,369
              District, New York, FSA,
              5.375%, 06/15/2002
   1,950,000  New York State Dormitory                                 1,990,872
              Authority, University of
              Rochester Series A, MBIA,
              5.00%, 07/01/2002
   1,805,000  Suffolk County, New York                                 1,843,031
              Series A, MBIA,
              4.875%, 08/15/2002
   4,325,000  Port Authority of New York & New                         4,424,302
              Jersey, Consolidated 119th
              Series, FGIC,
              5.00%, 09/15/2002
   4,620,000  Rochester, New York, MBIA,                               4,734,761
              5.00%, 10/01/2002
   1,315,000  Suffolk County, New York Judicial                        1,348,874
              Facilities Agency Agreement John
              P. Cohalan Complex, AMBAC,
              5.00%, 10/15/2002
   1,850,000  Nassau County, New York Series C,                        1,903,114
              FSA, 5.125%, 01/01/2003
   1,020,000  New York State Dormitory                                 1,057,577
              Authority, Brookdale Hospital,
              Secured Hospital Program
              Series J, FSA,
              5.50%, 02/15/2003
   2,480,000  New York State Dormitory                                 2,568,090
              Authority Revenue, City
              University Series A, AMBAC,
              5.00%, 07/01/2003
   2,250,000  New York State Dormitory                                 2,378,092
              Authority Lease Revenue, State
              University Dormitory Facilities
              Series A, AMBAC,
              6.00%, 07/01/2003
   1,340,000  New York State Dormitory                                 1,492,130
              Authority Revenue, City
              University Series D, FGIC,
              8.75%, 07/01/2003
   1,530,000  Suffolk County, New York Public                          1,590,236
              Improvement Series B, FGIC,
              5.00%, 10/01/2003
   7,610,000  Rochester, New York, MBIA,                               7,932,131
              5.125%, 10/01/2003
   3,000,000  Brookhaven, New York Public                              3,103,470
              Improvement, FGIC,
              4.75%, 11/01/2003
   1,660,000  Buffalo, New York Series C, FGIC,                        1,677,463
              4.00%, 12/01/2003
   5,980,000  Nassau County, New York Series C,                        6,217,286
              FSA, 5.125%, 01/01/2004
     360,000  Niagara Frontier Authority, New                            364,417
              York Airport Revenue, Greater
              Buffalo International Airport,
              AMBAC, AMT, 5.75%, 04/01/2004
   7,070,000  New York State Dormitory                                 7,443,437
              Authority Revenue, City
              University Series A, AMBAC,
              5.25%, 07/01/2004
   1,000,000  Port Authority New York & New                            1,050,250
              Jersey, Consolidated 122nd
              Series, FSA,
              5.25%, 07/15/2004
   3,140,000  New York City Series E, FGIC,                            3,380,116
              6.00%, 08/01/2004
   6,715,000  Long Island Power Authority, New                         7,100,710
              York Electric System Revenue
              Series A, AMBAC, 5.25%, 12/01/2004


                           Schedule of Investments--Municipal Bond Portfolios 25

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   1,560,000  MTA, New York Transit Facilities                     $   1,654,770
              Revenue Series M, AMBAC,
              5.20%, 07/01/2005
   7,445,000  New York State Dormitory                                 7,911,727
              Authority Revenue, City
              University Series A, AMBAC,
              5.25%, 07/01/2005
   1,000,000  New York State Dormitory                                 1,101,660
              Authority Revenue, City
              University Series C, AMBAC,
              6.25%, 07/01/2005
   8,955,000  Port Authority New York & New                            9,484,778
              Jersey, Consolidated 122nd
              Series, FSA, 5.25%, 07/15/2005
   3,615,000  New York State Project Finance                           3,744,923
              Agency, HUD Section 236-Series A,
              FSA, 4.95%, 11/01/2006
   2,025,000  New York State Urban Development                         2,140,607
              Corp., Correctional Facilities
              Series A, AMBAC,
              5.00%, 01/01/2007
   2,000,000  Suffolk County, New York,                                2,219,040
              Southwest Sewer District, MBIA,
              6.00%, 02/01/2007
   2,000,000  New York State Dormitory                                 2,161,260
              Authority, State University
               Series B, FGIC,
              5.375%, 05/15/2007
   4,000,000  Westchester County Industrial                            4,242,720
              Development Agency, New York
              Resource Recovery Revenue
              Series A, AMBAC,
              5.60%, 07/01/2007
   1,000,000  MTA, New York Commuter Facilities                        1,116,450
              Series A, MBIA,
              6.00%, 07/01/2007
   2,400,000  MTA, New York Transit Facilities                         2,719,056
              Series K, MBIA,
              6.30%, 07/01/2007
   1,560,000  New York City Transportation                             1,696,017
              Authority, Certificates of
              Participation Series A, AMBAC,
              5.50%, 01/01/2008
   1,265,000  New York State Urban Development                         1,375,295
              Corp., Correctional Facilities
              Series A, AMBAC,
              5.50%, 01/01/2008
   1,345,000  Babylon, New York Series A,                              1,746,415
              AMBAC, 9.20%, 01/15/2008
   4,570,000  New York State Dormitory                                 4,610,399
              Authority, Insured Mortgage
              Hospital, Sound Shore Medical
              Center, FHA, MBIA,
              4.35%, 02/01/2008
   1,000,000  Suffolk County, New York,                                1,067,190
              Waterworks Authority, MBIA,
              5.10%, 06/01/2008
   1,485,000  New York State Dormitory                                 1,541,727
              Authority, New York University
              Series B, MBIA,
              5.00%, 07/01/2008
   1,910,000  MTA, New York Transit Facilities                         2,116,948
              Service Contract Series O,
              AMBAC, 5.75%, 07/01/2008
   4,575,000  New York State Series B, AMBAC,                          4,906,321
              5.625%, 08/15/2008
   1,000,000  New York State Thruway Authority,                        1,058,570
              Highway & Bridge Trust Fund
              Series A, MBIA,
              5.25%, 04/01/2009
   4,055,000  New York State Dormitory                                 4,440,387
              Authority, State University
              Series A, FGIC,
              5.50%, 05/15/2009
   1,175,000  New York City Municipal Water                            1,260,775
              Finance Authority Series A, MBIA,
              5.75%, 06/15/2009
   2,000,000  New York State Dormitory                                 2,218,260
              Authority, City University
              Series A, FSA,
              5.75%, 07/01/2009
   3,630,000  New York State Dormitory                                 4,026,142
              Authority, City University
              Series A, AMBAC
              5.75%, 07/01/2009
   1,495,000  MTA, New York Commuter                                   1,701,101
              Facilities Series A, MBIA,
              6.10%, 07/01/2009
   1,550,000  Babylon, New York Waste                                  2,066,708
              Facilities, FGIC,
              9.00%, 08/01/2009
   1,090,000  Nassau County, New York                                  1,176,012
              Series G, MBIA,
              5.40%, 01/15/2010
   1,120,000  Nassau County, New York                                  1,220,632
              Combined Sewer Districts
              Series A, AMBAC,
              5.50%, 07/01/2010
   4,085,000  Long Island Power Authority, New                         4,309,389
              York Electric System Revenue,
              MBIA, 5.125%, 04/01/2011
   3,415,000  New York State Dormitory                                 3,509,220
              Authority, New York University
              Series A, MBIA,
              5.00%, 07/01/2011
   1,085,000  New York State Dormitory                                 1,152,281
              Authority, New York Medical
              College, MBIA,
              5.25%, 07/01/2011
   1,000,000  Nassau County, New York                                  1,131,580
              Series A, AMBAC,
              6.00%, 07/01/2011


26 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   1,000,000  New York State Dormitory                             $   1,112,370
              Authority Revenue, Mental Health
              Services Facilities Series D, FSA,
              5.75%, 08/15/2011
   2,725,000  New York City Educational                                2,853,429
              Construction Fund, MBIA,
              5.50%, 10/01/2011
   1,000,000  New York State Dormitory                                 1,097,000
              Authority Revenue, Mental Health
              Services Facilities Series D, FSA,
              5.75%, 02/15/2012
   1,540,000  New York State Dormitory                                 1,725,601
              Authority, New York University
              Series A, MBIA,
              5.75%, 07/01/2012
   1,000,000  Nassau County, New York                                  1,131,130
              Series A, FGIC,
              6.00%, 07/01/2012
   1,630,000  Islip, New York Resource                                 1,744,312
              Recovery Agency Revenue
               Series B, AMBAC, AMT,
              6.125%, 07/01/2012
   1,100,000  Albany County, New York, FGIC,                           1,153,966
              5.00%, 10/01/2012
   1,850,000  New York State Dormitory                                 1,922,723
              Authority, Municipal Health
              Facilities Series 1, FSA,
              5.125%, 01/15/2013
   1,110,000  New York State Dormitory                                 1,166,066
              Authority, Mental Health Services
              Facilities Series D, MBIA,
              5.25%, 02/15/2013
   2,305,000  New York State Dormitory                                 2,550,436
              Authority Revenue, Mental Health
              Services Facilities Series D, FSA,
              5.875%, 02/15/2013
   1,000,000  New York City Municipal Water                            1,131,940
              Finance Authority Series A,
              AMBAC, 5.875%, 06/15/2013
   1,135,000  New York State Dormitory                                 1,239,579
              Authority, City University System
              Series 1, FSA,
              5.75%, 07/01/2013
   1,000,000  Nassau County, New York                                  1,130,850
              Series A, FGIC,
              6.00%, 07/01/2013
   1,140,000  New York State Dormitory                                 1,177,529
              Authority, Brookdale Hospital,
              Secured Hospital Program, MBIA,
              5.20%, 02/15/2014
   1,000,000  New York State Urban Development                         1,036,000
              Corp., Community Enhancement
              Facilities, AMBAC,
              5.125%, 04/01/2014
   1,095,000  Clifton Park, New York Water                             1,110,812
              Authority, FGIC,
              5.00%, 10/01/2014
   3,930,000  New York State Dormitory                                 4,033,595
              Authority, Secured Hospital
              Program Series E, MBIA,
              5.20%, 02/15/2015
   1,335,000  New York State Local Government                          1,360,258
              Assistance Corp. Series A, FGIC,
              5.00%, 04/01/2015
   7,860,000  MTA, New York Dedicated Tax                              8,163,396
              Fund Series A, FSA,
              5.25%, 04/01/2015
   1,355,000  Port Authority of New York &                             1,388,523
              New Jersey Consolidated 117th
              Series, FGIC, AMT,
              5.125%, 11/15/2015
   2,220,000  Long Island Power Authority, New                         2,252,456
              York Electric System Revenue
              Series A, FSA,
              5.00%, 12/01/2015
   2,330,000  New York State Urban Development                         2,399,667
              Corp., Correctional Facilities
              Series B, AMBAC,
              5.25%, 01/01/2016
   5,820,000  New York State Dormitory                                 5,927,204
              Authority Revenue, Wyckoff
              Heights Series H, MBIA,
              5.20%, 02/15/2016
   1,000,000  New York State Dormitory                                 1,018,420
              Authority, North General
              Hospital, Secured Hospital
              Program Series G, MBIA,
              5.20%, 02/15/2016
   5,905,000  New York State Dormitory                                 6,539,492
              Authority, State University
              Educational Facilities Series
              1989 Resources, MBIA,
              6.00%, 05/15/2016
   2,240,000  New York City Series B, FSA,                             2,295,978
              5.25%, 08/01/2016
   1,310,000  New York State Thruway Authority,                        1,316,851
              Highway & Bridge Trust Fund
              Series B, FSA,
              5.00%, 04/01/2017
   1,985,000  New York State Dormitory                                 2,261,074
              Authority, State University
              Series A, MBIA,
              6.00%, 07/01/2017
   2,045,000  New York State Series D,                                 2,053,896
              AMBAC, 5.00%, 07/15/2017
   4,860,000  New York State Dormitory                                 4,870,498
              Authority, Mental Health Services
              Series D, MBIA,
              5.00%, 08/15/2017


                           Schedule of Investments--Municipal Bond Portfolios 27

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   8,165,000  Triborough Bridge & Tunnel                           $   8,254,897
              Authority, New York Special
              Obligation Series A, MBIA,
              5.125%, 01/01/2018
   1,000,000  MTA, New York Transit Facilities                         1,001,260
              Revenue Series B-1, AMBAC,
              5.00%, 07/01/2018
   1,000,000  New York State Dormitory                                 1,137,030
              Authority, New York University
              Series A, MBIA,
              6.00%, 07/01/2018
   2,720,000  New York State Housing Finance                           2,827,957
              Agency Service Contract
              Obligation Revenue Series C,
              MBIA-IBC, 5.50%, 09/15/2018
   1,780,000  New York State Dormitory                                 1,802,535
              Authority Revenue, Mental Health
              Services Series C, MBIA,
              5.25%, 02/15/2019
   3,520,000  New York State Dormitory                                 3,996,890
              Authority, New York University
              Series A, MBIA,
              6.00%, 07/01/2019
   1,370,000  New York State Local Government                          1,351,258
              Assistance Corp. Series B, MBIA,
              5.00%, 04/01/2021
   1,220,000  New York City Series D, MBIA,                            1,229,723
              5.25%, 08/01/2021
   1,000,000  New York City Municipal Water                            1,000,220
              Finance Authority Series A,
              AMBAC, 5.125%, 06/15/2022
   2,500,000  Long Island Power Authority, New                         2,475,625
              York Electric System Revenue
              Series A, FSA,
              5.125%, 12/01/2022
   1,240,000  New York City Series J, MBIA,                            1,212,187
              5.00%, 08/01/2023
   1,505,000  New York State Energy Research &                         1,523,963
              Development Authority, Con Edison
              Facilities, AMBAC,
              6.75%, 01/15/2027
                                                                   -------------
Total Insured (Cost $255,271,564)                                    266,276,051
                                                                   -------------
================================================================================
TAX SUPPORTED:                                                            24.87%
--------------------------------------------------------------------------------
Local General Obligations: 5.25%
     615,000  New York City Series C,                                    638,530
              6.30%, 08/01/2002
   5,025,000  New York City Series B,                                  5,182,986
              5.70%, 08/15/2002
   1,180,000  New York City Series D,                                  1,221,796
              5.40%, 02/15/2003
   1,015,000  New York City Series B,                                  1,091,074
              6.75%, 08/15/2003
   4,315,000  New York City Series B,                                  4,521,084
              7.50%, 02/01/2004
   2,400,000  New York City Series E,                                  2,625,144
              6.60%, 08/01/2004
   1,000,000  Westchester County, New York,                            1,123,280
              7.10%, 12/01/2004
   1,000,000  New York City Series C,                                  1,064,930
              5.60%, 02/01/2005
   1,310,000  New York City Series G,                                  1,416,176
              5.75%, 02/01/2006
   1,000,000  New York City Series I,                                  1,106,870
              6.25%, 04/15/2006
   1,300,000  Westchester County, New York                             1,495,689
              Series A, 6.75%, 02/01/2007
   2,000,000  New York City Series F,                                  2,160,280
              5.50%, 08/01/2007
   4,455,000  New York City Series B,                                  4,885,665
              6.30%, 08/15/2008
   2,600,000  Onondaga County, New York,                               2,879,162
              5.70%, 04/01/2009
   2,600,000  Onondaga County, New York,                               2,897,596
              5.70%, 04/01/2011
   3,250,000  New York City Series F,                                  3,325,237
              5.25%, 08/01/2016
                                                                   -------------
Total Local General Obligations
(Cost $35,449,277)                                                    37,635,499
                                                                   -------------
Tax Lease: 10.70%
   1,100,000  New York State Dormitory                                 1,100,000
              Authority, Community Enhancement
              Facilities Series B,
              4.375%, 04/01/2001
   1,735,000  New York State Urban Development                         1,735,000
              Corp., Community Enhancement
              Facilities Series A,
              4.50%, 04/01/2001
   1,315,000  New York State Dormitory                                 1,315,000
              Authority Revenue, Service
              Contract Series C,
              5.15%, 04/01/2001
   3,505,000  MTA, New York Commuter Facilities                        3,521,613
              Service Contract Series O,
              5.25%, 07/01/2001
   1,920,000  MTA, New York Transit Facilities                         1,929,101
              Service Contract Series O,
              5.25%, 07/01/2001
   4,145,000  New York State Certificates of                           4,159,093
              Participation, 4.25%, 08/01/2001
   3,820,000  New York State Dormitory                                 3,848,039
              Authority, Jamaica Hospital
              Secured Hospital Program,
              5.00%, 02/15/2002
   2,665,000  New York State Dormitory                                 2,684,561
              Authority, Wyckoff Heights
              Secured Hospital Program,
              5.00%, 02/15/2002
   2,615,000  New York State Dormitory                                 2,649,962
              Authority, Community Enhancement
              Facilities Series B, 4.50%, 04/01/2002


28 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   2,700,000  New York State Urban Development                     $   2,736,099
              Corp., Community Enhancement
              Facilities Series A,
              4.50%, 04/01/2002
   2,345,000  New York State Dormitory                                 2,390,892
              Authority Revenue, Service
              Contract Series C,
              5.15%, 04/01/2002
   3,900,000  New York State Dormitory                                 3,978,858
              Authority, City University System
              Consolidated Series 1,
              5.00%, 07/01/2002
   1,000,000  New York State Medical Care                              1,046,160
              Facilities Finance Agency, Mental
              Health Services Series F,
              6.00%, 02/15/2003
     720,000  New York State Medical Care                                755,813
              Facilities Finance Authority,
              Mental Health Services Series F,
              6.20%, 02/15/2003
   1,335,000  New York State Dormitory                                 1,382,433
              Authority Revenue, State Service
              Contract Series C,
              5.25%, 04/01/2003
   2,000,000  New York State Thruway Authority                         2,074,080
              Service Contract,
              6.20%, 04/01/2003
     800,000  Puerto Rico Commonwealth Urban                             810,840
              Renewal & Housing Corp.,
              7.875%, 10/01/2004
   2,000,000  New York State Urban Development                         2,154,880
              Corp., Correctional Facilities
              Series 5, 6.00%, 01/01/2005
   1,165,000  MTA, New York Transit Facilities                         1,234,667
              Service Contract,
              5.30%, 07/01/2005
   1,020,000  New York State Dormitory                                 1,096,847
              Authority, City University
              Series A, 5.70%, 07/01/2005
   1,780,000  New York State Dormitory                                 1,914,105
              Authority, City University
              Series D, 5.70%, 07/01/2005
   1,000,000  New York State Urban Development                         1,052,980
              Corp., Correctional Facilities
              Series 4, 5.25%, 01/01/2006
   1,645,000  MTA, New York Transit Facilities                         1,761,663
              Service Contract,
              5.40%, 07/01/2006
   1,250,000  MTA, New York Transit Facilities                         1,347,013
              Service Contract,
              5.45%, 07/01/2007
   3,510,000  New York State Dormitory                                 3,850,154
              Authority, City University
              Series 2, 5.75%, 07/01/2007
   2,980,000  New York State Dormitory                                 3,394,369
              Authority, Mental Health Services,
              6.50%, 02/15/2008
   1,905,000  New York State Thruway Authority                         1,972,666
              Service Contract,
              5.125%, 04/01/2008
   1,505,000  New York State Dormitory                                 1,639,833
              Authority, Mental Health Services,
              5.70%, 02/15/2009
   1,505,000  New York State Dormitory                                 1,728,176
              Authority, Mental Health Services,
              6.50%, 02/15/2009
   2,215,000  New York State Urban Development                         2,429,124
              Corp., Correctional Facilities
              Series A, 5.70%, 04/01/2009
   1,125,000  New York State Dormitory                                 1,239,975
              Authority, City University
               Series A, 5.75%, 07/01/2009
   1,490,000  Triborough Bridge & Tunnel                               1,675,863
              Authority, New York Convention
              Center Series E,
              6.00%, 01/01/2011
   1,000,000  New York State Dormitory                                 1,053,240
              Authority, Westchester County
              Court Facilities, AMBAC Surety,
              5.125%, 08/01/2012
   1,115,000  New York State Dormitory                                 1,174,452
              Authority Lease Revenue, Court
              Facilities Westchester County,
              AMBAC Surety, 5.25%, 08/01/2013
   5,715,000  Yonkers, New York Industrial                             5,681,681
              Development Agency Civic
              Facilities Revenue, Community
              Development Properties Series A,
              6.25%, 02/01/2016
   2,090,000  New York State Dormitory                                 2,140,244
              Authority, Westchester County
              Court Facilities, AMBAC Surety,
              5.25%, 08/01/2017
                                                                   -------------
Total Tax Lease (Cost $73,596,872)                                    76,659,476
                                                                   -------------
Special Tax: 8.55%
   1,235,000  MAC New York Series I,                                   1,264,307
              5.25%, 07/01/2002
   3,780,000  MAC New York Series J,                                   3,881,077
              5.50%, 07/01/2002
   1,110,000  MAC New York City Series J,                              1,167,254
              5.75%, 07/01/2003
   7,925,000  MAC New York Series E,                                   8,521,673
              6.00%, 07/01/2004
  10,530,000  MAC New York Series J,                                  11,322,804
              6.00%, 07/01/2004
   9,855,000  MAC New York Series E,                                  10,760,872
              6.00%, 07/01/2005
   3,035,000  New York State Local Government                          3,372,644
              Assistance Corp. Series A,
              6.00%, 04/01/2008


                           Schedule of Investments--Municipal Bond Portfolios 29

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   4,185,000  New York City Transitional                           $   4,429,864
              Finance Authority Series C,
              5.25%, 05/01/2012
   1,740,000  New York State Local Government                          1,795,610
              Assistance Corp. Series D,
              5.375%, 04/01/2014
   1,865,000  New York City Transitional                               1,954,986
              Finance Authority Series C,
              5.25%, 05/01/2014
   1,890,000  New York City Transitional                               1,964,901
              Finance Authority Revenue
              Series C, 5.25%, 05/01/2015
   1,185,000  New York City Transitional                               1,220,206
              Finance Authority Series B,
              5.125%, 11/01/2015
   5,465,000  New York City Transitional                               5,770,439
              Finance Authority Revenue
              Series B, 5.50%, 02/01/2017
   3,910,000  New York City Transitional                               3,811,663
              Finance Authority Series C,
              5.00%, 05/01/2026
                                                                   -------------
Total Special Tax (Cost $58,767,107)                                  61,238,300
                                                                   -------------
Miscellaneous Tax: 0.37%
   2,630,000  Puerto Rico Municipal Finance                            2,644,307
              Agency Series A,
              5.00%, 08/01/2001
                                                                   -------------
Total Miscellaneous Tax (Cost $2,633,529)                              2,644,307
                                                                   -------------
Total Tax Supported (Cost $170,446,785)                              178,177,582
                                                                   -------------
================================================================================
REVENUE:                                                                  16.43%
--------------------------------------------------------------------------------
Airport Revenue: 0.63%
   1,300,000  Denver City & County, Colorado                           1,391,832
              Airport Revenue Series B,
              7.25%, 11/15/2005
   1,495,000  New York City Industrial                                 1,589,365
              Development Agency, Special
              Facilities Revenue, Terminal One
              Group Association Limited
              Partnership Project, AMT,
              6.00%, 01/01/2007
     310,000  Denver City & County, Colorado                             324,731
              Airport Revenue Unrefunded
              Balance Series A, AMT,
              8.875%, 11/15/2012
   1,000,000  Denver City & County, Colorado                           1,242,110
              Airport Revenue Series D, AMT,
              7.75%, 11/15/2013
                                                                   -------------
Total Airport Revenue (Cost $4,137,747)                                4,548,038
                                                                   -------------
Electric Revenue: 2.01%
   1,595,000  Virgin Islands Water & Power                             1,600,614
              Authority, Electric System
              Revenue, 5.00%, 07/01/2001
   4,650,000  Long Island Power Authority, New                         4,710,776
              York Electric System Revenue
              Series A, 5.25%, 12/01/2001
   4,560,000  Long Island Power Authority, New                         4,634,100
              York Electric System Revenue,
              5.00%, 04/01/2002
   3,375,000  Long Island Power Authority, New                         3,472,875
              York Electric System Revenue,
              5.00%, 04/01/2003
                                                                   -------------
Total Electric Revenue (Cost $14,358,124)                             14,418,365
                                                                   -------------
Health Care Revenue: 0.97%
   1,410,000  New York State Medical Care                              1,489,623
              Facilities Finance Authority,
              Hospital & Nursing Home Insured
              Mortgage, FHA,
              5.875%, 02/15/2005
   3,945,000  New York State Medical Care                              4,187,381
              Facilities Finance Agency,
              Hospital & Nursing Home Insured
              Mortgage Series C,
              6.25%, 08/15/2012
   1,240,000  New York State Medical Care                              1,299,532
              Facilities Finance Agency,
              Hospital & Nursing Home Insured
              Mortgage Series A, FHA,
              6.125%, 02/15/2014
                                                                   -------------
Total Health Care Revenue (Cost $6,800,410)                            6,976,536
                                                                   -------------
Higher Education Revenue: 1.07%
   1,000,000  New York State Dormitory                                 1,091,890
              Authority, Columbia University,
              5.625%, 07/01/2006
   1,290,000  New York State Dormitory                                 1,427,772
              Authority, Columbia University,
              5.75%, 07/01/2007
   2,120,000  New York City Industrial                                 2,267,255
              Development Agency, Civic
              Facilities Revenue, Polytechnic
              University Project,
              5.75%, 11/01/2011
   1,655,000  New York City Industrial                                 1,761,384
              Development Agency, Civic
              Facilities Revenue, Polytechnic
              University Project,
              5.75%, 11/01/2012
   1,045,000  New York City Industrial                                 1,089,245
              Development Agency, Civic
              Facilities Revenue, Polytechnic
              University Project,
              6.00%, 11/01/2020
                                                                   -------------
Total Higher Education Revenue
(Cost $7,147,956)                                                      7,637,546
                                                                   -------------


30 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
Tobacco Revenue: 2.48%
   1,230,000  TSASC, Inc. New York Series 1,                       $   1,230,541
              Tobacco Flexible Amortization
              Bonds, 4.50%, 07/15/2003
   1,555,000  TSASC, Inc. New York Series 1,                           1,555,373
              Tobacco Flexible Amortization
              Bonds, 4.60%, 07/15/2005
   3,700,000  TSASC, Inc. New York Series 1,                           3,768,672
              Tobacco Flexible Amortization
              Bonds, 5.40%, 07/15/2012
   1,135,000  Erie County, New York, Tobacco                           1,168,630
              Asset, Senior Class A,
              5.75%, 07/15/2014
   1,960,000  Erie County, New York, Tobacco                           2,002,003
              Asset, Senior Class A,
              6.00%, 07/15/2020
   2,615,000  TSASC, Inc., New York Series 1,                          2,685,448
              Tobacco, Flexible Amortization
              Bonds, 5.80%, 06/01/2023
   5,265,000  Monroe Tobacco Asset                                     5,368,036
              Securitization Corp., New York
              Tobacco Settlement Revenue,
              Asset Backed, 6.15%, 06/01/2025
                                                                   -------------
Total Tobacco Revenue (Cost $17,450,801)                              17,778,703
                                                                   -------------
Toll Revenue: 1.86%
     725,000  Triborough Bridge & Tunnel                                 788,967
              Authority, New York Toll Revenue
              Series Y, 5.80%, 01/01/2006
   2,370,000  Triborough Bridge & Tunnel                               2,391,046
              Authority, New York Toll Revenue
              Series A, 5.00%, 01/01/2012
   9,370,000  Triborough Bridge & Tunnel                              10,131,312
              Authority, New York Toll Revenue
              Series Y, 5.50%, 01/01/2017
                                                                   -------------
Total Toll Revenue (Cost $12,858,262)                                 13,311,325
                                                                   -------------
Water/Sewer Revenue: 6.31%
   1,510,000  New York State Environmental                             1,521,582
              Facilities Corp. Pollution
              Control Revenue, State Revolving
              Fund, New York City Municipal
              Water Finance Authority
              Series 90-A, 7.30%, 06/15/2001
   1,345,000  New York City Municipal Water                            1,367,045
              Finance Authority Series A,
              6.60%, 06/15/2002
   2,510,000  New York State Environmental                             2,656,459
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue, State
              Revolving Fund Series 92-B,
              6.25%, 09/15/2005
   2,510,000  New York State Environmental                             2,655,931
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue, State
              Revolving Fund Series 92-B,
              6.35%, 09/15/2006
   1,000,000  Ulster County Resource Recovery                          1,048,540
              Agency, New York Solid Waste
              System, 5.90%, 03/01/2007
   1,000,000  New York State Environmental                             1,076,170
              Facilities Corp., Pollution
              Control Revenue, State Revolving
              Fund, New York City Municipal
              Water Finance Authority
              Series 94-A, 5.75%, 06/15/2007
   1,885,000  New York State Environmental                             2,107,524
              Facilities Corp., Pollution
              Control Revenue, State Revolving
              Fund, New York City Municipal
              Water Finance Authority Series
              97-D, 6.00%, 06/15/2007
   2,975,000  New York State Environmental                             3,164,299
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue, State
              Revolving Fund Series 95-A,
              5.20%, 05/15/2008
   3,085,000  New York State Environmental                             3,280,743
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue, State
              Revolving Fund Series 95-A,
              5.30%, 05/15/2009
   1,485,000  New York City Municipal Water                            1,678,540
              Finance Authority Revenue
              Series A, 6.00%, 06/15/2009
     780,000  New York State Environmental                               828,750
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue, State
              Revolving Fund Series 95-A,
              5.40%, 05/15/2010
   3,865,000  New York State Environmental                             4,055,467
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue, State
              Revolving Fund Series 96-A,
              4.95%, 06/15/2010
   3,800,000  New York State Environmental                             4,025,986
              Facilities Corp., Pollution
              Control Revenue, State Revolving
              Fund, New York City Municipal
              Water Finance Authority
              Series 95-B, 5.50%, 06/15/2010
   1,395,000  New York City Municipal Water                            1,584,832
              Finance Authority Series A,
              6.00%, 06/15/2010
   4,680,000  New York State Environmental                             5,259,805
              Facilities Corp., Pollution
              Control Revenue, State Revolving
              Fund, New York City Municipal
              Water Finance Authority
              Series 94-A, 5.75%, 06/15/2011


                           Schedule of Investments--Municipal Bond Portfolios 31

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   1,000,000  New York State Environmental                         $   1,022,950
              Facilities Corp., Pollution
              Control Revenue, State Revolving
              Fund, New York City Municipal
              Water Finance Authority
              Series 90-A, 7.50%, 06/15/2012
   1,015,000  New York State Environmental                             1,046,861
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue, State
              Revolving Fund Series 96-A,
              5.20%, 12/15/2015
   1,440,000  New York State Environmental                             1,458,374
              Facilities Corp., Pooled Loan,
              State Revolving Funds Series 98-D,
              5.15%, 10/15/2019
   5,000,000  New York State Environmental                             5,404,200
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue, State
              Revolving Fund Series 00-B,
              5.875%, 07/15/2020
                                                                   -------------
Total Water/Sewer Revenue (Cost $42,455,134)                          45,244,058
                                                                   -------------
Miscellaneous Revenue: 1.10%
   3,495,000  Battery Park City Authority, New                         3,713,577
              York Revenue Series A,
              6.00%, 11/01/2003
   2,000,000  New York Convention Center                               2,037,860
              Operating Corp., Certificates of
              Participation, Yale Building
              Acquisition Project,
              6.50%, 12/01/2004
   1,000,000  Port Authority of New York & New                         1,030,590
              Jersey, Consolidated 91st Series,
              5.125%, 11/15/2011
   1,000,000  Port Authority of New York & New                         1,063,320
              Jersey, Consolidated 72nd Series,
              7.35%, 10/01/2027
                                                                   -------------
Total Miscellaneous Revenue (Cost $7,596,818)                          7,845,347
                                                                   -------------
Total Revenue (Cost $112,805,252)                                    117,759,918
                                                                   -------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $700,448,424)               101.62%        $728,163,167
(Note B, below)
Cash and Other Assets, Less Liabilities              (1.62)         (11,605,573)
                                                    ------         ------------
Net Assets (Equivalent to $13.77
per share based on 52,047,434
shares of capital stock outstanding)                100.00%        $716,557,594
                                                    ======         ============
================================================================================
(A)   Explanation of abbreviations:
      Insured-bond abbreviations:
      AMBAC-AMBAC Indemnity Corporation
      FGIC-Financial Guaranty Insurance Company
      FSA-Financial Security Assurance, Inc.
      MBIA-Municipal Bond Investors Assurance Corporation
      Other abbreviations:
      AMT-Subject to Alternative Minimum Tax
      FHA-Federal Housing Administration
(B) At March 31, 2001, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements


32 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                         Diversified Municipal Portfolio
                           March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
================================================================================
TAX EXEMPT VARIABLE-RATE DEMAND NOTES:                                     5.27%
--------------------------------------------------------------------------------
   1,500,000  California Infrastructure &                         $    1,500,000
              Economic Development Bank
              Revenue, Independent Systems
              Operating Corporation Project C,
              Daily Floater, Putable Daily,
              5.25%, 04/01/2009
     300,000  Delaware State Economic                                    300,000
              Development Authority Revenue,
              Delmarva Power & Light Co.
              Project, Daily Floater, Putable
              Daily, 4.00%, 10/01/2017
   1,010,000  Delta County Economic                                    1,010,000
              Development Corp., Michigan
              Environmental Improvement
              Revenue, Mead Escanaba Paper
              Co. Project, Daily Floater, Putable
              Daily, 3.40%, 12/01/2023
     700,000  California Pollution Control                               700,000
              Financing Authority Pollution
              Control Revenue, Pacific Gas &
              Electric Co., Daily Floater,
              Putable Daily,
              5.10%, 11/01/2026
   1,500,000  California Pollution Control                             1,500,000
              Financing Authority Pollution
              Control Revenue, Pacific Gas &
              Electric Co. Series C, AMT, Daily
              Floater, Putable Daily,
              5.65%, 11/01/2026
   2,500,000  Delaware State Economic                                  2,500,000
              Development Authority Revenue,
              Gas Facilities, Delmarva Power &
              Light, Daily Floater, Putable
              Daily, 4.00%, 10/01/2029
                                                                  --------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $7,510,000)                                                      7,510,000
                                                                  --------------
================================================================================
PREREFUNDED/ESCROWED:                                                     28.55%
--------------------------------------------------------------------------------
   1,070,000  Jacksonville Health Facilities                           1,076,474
              Authority, Florida Charity
              Obligated Group Series C,
              4.75%, 08/15/2001,
              Escrowed to Maturity
   1,650,000  East Liverpool, Ohio Hospital                            1,723,062
              Revenue, East Liverpool City
              Hospital Series A, 8.125%, 10/01/2011,
              Prerefunded 10/01/2001 @102
   1,000,000  Pennsylvania State Second                                1,034,230
              Series A, 6.50%, 11/01/2008,
              Prerefunded 11/01/2001 @101.50
   3,735,000  Pennsylvania State Turnpike                              3,908,267
              Commission Revenue Series J,
              FGIC, 7.20%, 12/01/2017,
              Prerefunded 12/01/2001 @102
   1,000,000  Chicago, Illinois Series A, FGIC,                        1,017,104
              5.50%, 01/01/2002,
              Escrowed to Maturity
   3,255,000  New Jersey Sports & Exposition                           3,417,783
              Authority State Contract Series A,
              6.50%, 03/01/2019,
              Prerefunded 03/01/2002 @102
   2,850,000  Metropolitan Government of                               2,995,863
              Nashville and Davidson County,
              Tennessee, 6.15%, 05/15/2025,
              Prerefunded 05/15/2002 @102
   2,600,000  Florida State Board of Education                         2,706,756
              Capital Outlay, Public Education
              Series B, 6.00%, 06/01/2015,
              Prerefunded 06/01/2002 @101
   2,425,000  Pennsylvania Intergovernmental                           2,526,292
              Cooperation Authority Special Tax
              Revenue, City of Philadelphia
              Funding Program,
              6.80%, 06/15/2022,
              Prerefunded 06/15/2002 @100
   1,900,000  Massachusetts State Water                                2,015,425
              Resources Authority Series A,
              6.50%, 07/15/2021,
              Prerefunded 07/15/2002 @102
   3,230,000  New Jersey State,                                        3,410,008
              6.375%, 08/01/2009,
              Prerefunded 08/01/2002 @101.50
   1,000,000  Denver City & County, Colorado                           1,082,490
              Airport Revenue Series A,
              7.25%, 11/15/2025,
              Prerefunded 11/15/2002 @102
   1,425,000  Lower Colorado River Authority,                          1,496,506
              Texas Revenue, Fifth Supply
              Series, 5.25%, 01/01/2005,
              Prerefunded 01/01/2003 @102
   1,000,000  Chicago, Illinois Emergency                              1,056,470
              Telephone System, FGIC,
              5.625%, 01/01/2023,
              Prerefunded 01/01/2003 @102
   2,150,000  Tulsa Oklahoma Industrial                                2,359,431
              Authority Hospital Revenue, Tulsa
              Regional Medical Center,
              7.20%, 06/01/2017,
              Prerefunded 06/01/2003 @100
   2,550,000  Harris County, Texas, Senior Lien                        2,823,411
              Toll Road Series A, MBIA,
              6.375%, 08/15/2024,
              Prerefunded 08/15/2004 @102

*See Note 1, page 27 in Notes to Financial Statements.


                           Schedule of Investments--Municipal Bond Portfolios 33

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   3,615,000  Texas State, Public Finance                          $   3,876,473
              Authority Series A,
              5.75%, 10/01/2010,
              Prerefunded 10/01/2004 @100
   2,000,000  Texas State, Public Finance                              2,144,660
              Authority Series A,
              5.75%, 10/01/2011,
              Prerefunded 10/01/2004 @100
                                                                   -------------
Total Prerefunded/Escrowed (Cost $40,245,736)                         40,670,705
                                                                   -------------
================================================================================
INSURED:                                                                  19.53%
--------------------------------------------------------------------------------
   1,000,000  Washoe County School District,                           1,001,470
              Nevada, FGIC, 4.25%, 06/01/2001
       7,996  Municipal Tax Exempt Trust,                                  7,980
              Certificate Class A-2, MBIA,
              3.60%, 07/06/2001
   1,175,000  New Haven, Connecticut Series B,                         1,193,589
              FSA, 5.75%, 11/01/2001
     840,000  Massachusetts State Housing                                840,000
              Finance Agency, Construction Loan
              Notes Series A, FSA, AMT,
              4.10%, 03/01/2002
   3,130,000  Pennsylvania State First Series,                         3,200,331
              FGIC,5.375%, 05/15/2002
   1,000,000  Louisville and Jefferson County                          1,061,770
              Metropolitan Sewer District,
              Kentucky Sewer and Drain Systems
              Series A, FGIC, 9.00%, 05/15/2002
   3,465,000  Florida State Department of                              3,548,472
              Environmental Protection,
              Preservation Revenue
              Series A, FGIC,
              5.25%, 07/01/2002
   2,380,000  Regional Transportation                                  2,452,280
              Authority, Illinois, MBIA,
              5.75%, 07/01/2002
   3,000,000  Dallas, Texas Civic Center                               3,106,200
              Convention, Refunding and
              Improvement, MBIA,
              6.00%, 08/15/2002
   3,000,000  New Jersey State Transit Corp.,                          3,046,440
              Capital Grant Anticipation Notes
              Series A, AMBAC,
              5.00%, 02/01/2003
   3,650,000  Energy Northwest Washington                              3,767,639
              Electric Revenue, Project Number
              3 Series A, FSA,
              5.00%, 07/01/2003
   1,115,000  Tucson, Arizona Water Revenue                            1,153,624
              Series A, FGIC,
              5.00%, 07/01/2003
   1,270,000  Miami Beach Health Facilities                            1,264,183
              Authority, Florida Hospital
              Revenue, South Shore Hospital
              Series A, ACA, 4.30%, 08/01/2003
   1,000,000  Pennsylvania Economic Development                          997,330
              Financing Authority Revenue,
              Northwestern Human Services
              Series A, ACA, 4.60%, 06/01/2004
   1,115,000  Chicago, Illinois Public Building                        1,180,986
              Commerce Revenue Series C,
              FGIC, 5.375%, 02/01/2005
                                                                   -------------
Total Insured (Cost $27,461,874)                                      27,822,294
                                                                   -------------
================================================================================
TAX SUPPORTED:                                                            35.97%
--------------------------------------------------------------------------------
State General Obligations: 11.62%
   1,480,000  Utah State Series F,                                     1,510,296
              5.00%, 07/01/2002
   2,025,000  Washington State, Purpose                                2,077,508
              Series C, 5.00%, 01/01/2003
   4,500,000  South Carolina State School                              4,679,415
              Facility Series A, State Aid
              Withholding, 5.75%, 01/01/2003
   1,000,000  Georgia State Series C,                                  1,057,300
              6.40%, 04/01/2003
   5,000,000  Minnesota State,                                         5,153,950
              4.75%, 08/01/2003
   2,000,000  Washington State, Purpose                                2,072,360
              Series C, 5.00%, 01/01/2004
                                                                   -------------
Total State General Obligations
(Cost $16,382,957)                                                    16,550,829
                                                                   -------------
Local General Obligations: 13.52%
     695,000  Fairfax County, Virginia Series B,                         696,154
              5.50%, 05/01/2001
   1,145,000  Fairfax County, Virginia Public                          1,156,152
              Improvement Series B,
              4.50%, 12/01/2001
   1,400,000  Loudoun County, Virginia Public                          1,424,584
              Improvement Series B,
              5.50%, 01/01/2002
   2,665,000  Boston, Massachusetts Bond                               2,720,219
              Anticipation Notes Series B,
              5.25%, 05/01/2002
   1,000,000  Houston Independent School                               1,020,590
              District, Texas Public Property
              Finance Contractual Obligation,
              5.00%, 07/15/2002
     500,000  New York City Series G,                                    519,975
              5.70%, 02/01/2003
   1,155,000  Chippewa Valley, Michigan, School                        1,172,995
              Building & Site Series I,
              4.25%, 05/01/2003
   5,200,000  Harris County Flood Control                              5,268,224
              District, Texas,
              6.125%, 10/01/2003
   2,785,000  Anoka-Hennepin Minnesota School                          2,896,316
              District No. 11, School District
              Credit Enhancement,
              5.00%, 02/01/2004


34 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   2,295,000  Jordan School District, Utah,                        $   2,393,915
              5.00%, 06/15/2004
                                                                   -------------
Total Local General Obligations
(Cost $19,115,675)                                                    19,269,124
                                                                   -------------
Tax Lease: 1.72%
     565,000  Cleveland, Ohio Motorized                                  575,198
              Vehicles & Equipment,
              Certificates of Participation,
              7.10%, 07/01/2002
   1,820,000  Michigan State Building Authority                        1,872,252
              Revenue, Facilities Program
              Series L, 5.25%, 10/15/2002
                                                                   -------------
Total Tax Lease (Cost $2,413,333)                                      2,447,450
                                                                   -------------
Special Tax: 7.69%
   1,000,000  New Mexico State Highway                                 1,024,620
              Commission Tax Revenue, Senior
              Subordinated Lien Series A,
              5.50%, 06/15/2002
   6,200,000  New Mexico State Severance Tax,                          6,358,162
              5.50%, 07/01/2002
   1,380,000  Chicago, Illinois Tax Increment,                         1,427,458
              Allocation Subordinated Central
              Loop Redevelopment A,
              6.35%, 12/01/2003
     400,000  Sampson Creek Community                                    400,116
              Development District Florida
              Capital Revenue, Improvement
              Revenue Series B,
              6.30%, 05/01/2005
     300,000  Meadow Pointe III Community                                299,478
              Development, Florida Capital
              Improvement Series 2001-1,
              5.90%, 01/01/2006
     300,000  Harbour Lake Estates Community                             302,436
              Development, Florida Special
              Assessment, 6.40%, 02/01/2006
     300,000  Capital Region Community                                   298,947
              Development District, Florida
              Revenue, Capital Improvement
              Series B, 5.95%, 05/01/2006
     500,000  Fishhawk Community Development                             514,010
              District, Florida Special
              Assessment Revenue,
              6.65%, 05/01/2007
     335,000  Lake Powell Residential Golf                               336,464
              Community Development,
              Florida Series C,
              6.70%, 05/01/2007
                                                                   -------------
Total Special Tax (Cost $10,766,511)                                  10,961,691
                                                                   -------------
Miscellaneous Tax: 1.42%
   1,000,000  Puerto Rico Municipal Finance                            1,005,440
              Agency Series B,
              5.00%, 08/01/2001
   1,000,000  Indiana Bond Bank, Special                               1,018,370
              Program Series A,
              5.50%, 02/01/2002
                                                                   -------------
Total Miscellaneous Tax (Cost $2,006,119)                              2,023,810
                                                                   -------------
Total Tax Supported (Cost $50,684,595)                                51,252,904
                                                                   -------------
================================================================================
REVENUE:                                                                  10.77%
--------------------------------------------------------------------------------
Airport Revenue: 0.53%
     750,000  St. Louis, Missouri Airport                                761,325
              Revenue, 6.25%, 01/01/2002
                                                                   -------------
Total Airport Revenue (Cost $753,077)                                    761,325
                                                                   -------------
Electric Revenue: 3.09%
   1,355,000  Massachusetts Municipal Wholesale                        1,364,282
              Electric Company Series A,
              6.375%, 07/01/2001
   1,000,000  North Carolina Eastern Municipal                         1,009,880
              Power Agency Series C,
              5.00%, 01/01/2002
   2,000,000  Seattle Washington Municipal                             2,028,400
              Light & Power Revenue
              Anticipation Notes,
              4.50%, 03/28/2003
                                                                   -------------
Total Electric Revenue (Cost $4,388,341)                               4,402,562
                                                                   -------------
Health Care Revenue: 2.89%
   1,620,000  Illinois Health Facilities                               1,625,686
              Authority Revenue, Centegra
              Health System,
              4.75%, 09/01/2001
     500,000  Cuyahoga County, Ohio Hospital                             504,920
              Facilities, Canton Incorporated
              Project, 6.50%, 01/01/2003
     560,000  Illinois Health Facilities                                 579,779
              Authority Revenue, Advocate
              Network Health Care,
              5.50%, 11/15/2004
   1,000,000  Connecticut State Health and                               971,310
              Educational Facilities Authority
              Revenue, Hospital for Special
              Care Series B,
              5.125%, 07/01/2007
     430,000  Allegheny County Hospital                                  430,224
              Development Authority,
              Pennsylvania Revenue, West
              Pennsylvania Health System
              Series B, 9.25%, 11/15/2022
                                                                   -------------
Total Health Care Revenue (Cost $4,041,729)                            4,111,919
                                                                   -------------
Water/Sewer Revenue: 2.17%
   1,200,000  Northeast Maryland Waste                                 1,205,856
              Disposal Authority, Solid Waste
              Revenue, AMT,
              5.50%, 07/01/2001


                           Schedule of Investments--Municipal Bond Portfolios 35

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   1,845,000  Missouri State Environmental                         $   1,892,379
              Improvement and Energy Resource
              Authority, Water Pollution Control
              Revenue Series A,
              5.50%, 06/15/2002
                                                                   -------------
Total Water/Sewer Revenue (Cost $3,057,400)                            3,098,235
                                                                   -------------
Miscellaneous Revenue: 0.43%
     300,000  East Chicago, Indiana Bond                                 300,969
              Anticipation Notes,
              5.25%, 01/01/2002
     300,000  New York Convention Center                                 305,679
              Operating Corp., Certificates of
              Participation, Yale Building
              Acquisition Project,
              6.50%, 12/01/2004
                                                                   -------------
Total Miscellaneous Revenue (Cost $599,279)                              606,648
                                                                   -------------
Industrial Development/Pollution
Control Revenue: 1.66%
     300,000  Midland County, Economic                                   308,253
              Development Corporation,
              Michigan Pollution Control
              Revenue Series A,
              6.875%, 07/23/2009
   1,030,000  Brazos River Authority, Texas,                           1,031,978
              Pollution Control Revenue, TXU
              Electric Co. Project Series A,
              4.95%, 10/01/2030
   1,020,000  Forsyth Pollution Control                                1,022,162
              Revenue, Montana, Refunding
              Portland General A,
              4.60%, 05/01/2033
                                                                   -------------
Total Industrial Development/Pollution
Control Revenue (Cost $2,355,123)                                      2,362,393
                                                                   -------------
Total Revenue (Cost $15,194,949)                                      15,343,082
                                                                   -------------
================================================================================
ASSET-BACKED SECURITY:                                                     1.28%
--------------------------------------------------------------------------------
Housing: 1.28%
   1,735,000  District of Columbia Housing                             1,826,834
              Finance Agency Mortgage Revenue,
              Single Family Series A, AMT,
              6.75%, 06/01/2028
                                                                   -------------
Total Housing (Cost $1,813,684)                                        1,826,834
                                                                   -------------
Total Asset-Backed Security
(Cost $1,813,684)                                                      1,826,834
                                                                   -------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $142,910,838)                   101.37%    $144,425,819
(Note B, below)
Cash and Other Assets, Less Liabilities                  (1.37)      (1,953,911)
                                                        ------     ------------
Net Assets (Equivalent to $12.59
per share based on 11,312,103
shares of capital stock outstanding)                    100.00%    $142,471,908
                                                        ======     ============
--------------------------------------------------------------------------------
(A)   Explanation of abbreviations:
      Insured-bond abbreviations:
      ACA-ACA Financial Guaranty Corporation
      AMBAC-AMBAC Indemnity Corporation
      FGIC-Financial Guaranty Insurance Company
      FSA-Financial Security Assurance, Inc.
      MBIA-Municipal Bond Investors Assurance Corporation
      Other abbreviation:
      AMT-Subject to Alternative Minimum Tax
(B) At March 31, 2001, the cost basis of investment securities owned was substantially identical for both book and tax.
(C)   Allocation of Portfolio net assets at March 31, 2001:
      Arizona                                                              0.81%
      California                                                           2.60
      Colorado                                                             0.76
      Connecticut                                                          1.52
      Delaware                                                             1.96
      Florida                                                              7.54
      Georgia                                                              0.74
      Illinois                                                             6.56
      Indiana                                                              0.93
      Kentucky                                                             0.74
      Maryland                                                             0.85
      Massachusetts                                                        4.87
      Michigan                                                             3.06
      Minnesota                                                            5.65
      Missouri                                                             1.86
      Montana                                                              0.72
      Nevada                                                               0.70
      New Jersey                                                           6.93
      New Mexico                                                           5.18
      New York                                                             0.58
      North Carolina                                                       0.71
      Ohio                                                                 1.97
      Oklahoma                                                             1.66
      Pennsylvania                                                         8.49
      South Carolina                                                       3.28
      Tennessee                                                            2.10
      Texas                                                               14.58
      Utah                                                                 2.74
      Virginia                                                             2.30
      Washington                                                           6.98
      Puerto Rico                                                          0.71
      District of Columbia                                                 1.28
      Tax-Exempt Private Municipal Trust                                   0.01
      Cash and Other Assets, Less Liabilities                             (1.37)
                                                                         ------
      Total                                                              100.00%
                                                                         ======

See Notes to Financial Statements.


36 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                         California Municipal Portfolio
                           March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
================================================================================
TAX EXEMPT VARIABLE-RATE DEMAND NOTES:                                     4.03%
--------------------------------------------------------------------------------
   1,500,000  California Infrastructure &                         $    1,500,000
              Economic Development Bank
              Revenue, Independent Systems
              Operating Corporation Project C,
              MBIA, Daily Floater, Putable
              Daily, 5.25%, 04/01/2009
     400,000  California Housing Finance Agency                          400,000
              Revenue, Multifamily Housing
              Series A, Daily Floater, Putable
              Daily, 3.80%, 02/01/2026
     400,000  California Statewide Communities                           400,000
              Development Authority
              Certificates of Participation,
              MBIA, Daily Floater, Putable
              Daily, 3.00%, 04/01/2028
                                                                  --------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $2,300,000)                                                      2,300,000
                                                                  --------------
================================================================================
PREREFUNDED/ESCROWED:                                                     31.38%
--------------------------------------------------------------------------------
   1,260,000  Puerto Rico Commonwealth, AMBAC,                         1,319,056
              5.85%, 07/01/2015, Prerefunded
              07/01/2002 @101.50
   2,000,000  South Carolina State Public                              2,118,300
              Service Authority Revenue, Santee
              Cooper Series D, AMBAC,
              6.50%, 07/01/2024,
              Prerefunded 07/01/2002 @102
   1,015,000  University of California                                 1,087,390
              Multi-Purpose Revenue, MBIA,
              6.875%, 09/01/2016,
              Prerefunded 09/01/2002 @102
   4,500,000  Guam Power Authority Revenue                             4,790,160
              Series A, 6.30%, 10/01/2022,
              Prerefunded 10/01/2002 @102
   2,500,000  Central Coast Water Authority,                           2,672,250
              California State Regional Facilities,
              Water Project Revenue,
              AMBAC, 6.50%, 10/01/2014,
              Prerefunded 10/01/2002 @102
   4,000,000  San Joaquin Hills Transportation                         4,316,960
              Corridor Agency, California Toll
              Road Revenue, Senior Lien,
              6.75%, 01/01/2032,
              Prerefunded 01/01/2003 @102
   1,575,000  Sacramento Schools Insurance                             1,606,768
              Authority, California Workers
              Compensation Program Revenue
              Series C, 5.75%, 06/01/2003,
              Escrowed to Maturity
                                                                  --------------
Total Prerefunded/Escrowed
(Cost $17,667,901)                                                    17,910,884
                                                                  --------------
================================================================================
INSURED:                                                                  18.64%
--------------------------------------------------------------------------------
   1,000,000  San Diego County Regional                                1,033,010
              Transportation Commission,
              California Sales Tax Revenue
              Second Series A, FGIC,
              6.25%, 04/01/2002
   2,540,000  Orange County, California                                2,617,648
              Certificates of Participation
              Series A, MBIA,
              5.50%, 07/01/2002
   1,230,000  Rancho California Water District                         1,259,729
              Financing Authority Revenue
              Series A, FSA,
              5.00%, 08/01/2002
   1,000,000  University of California Revenues                        1,094,750
              Multiple Purpose Project Series C,
              10.00%, 09/01/2002
   2,000,000  Bay Area Government Association,                         2,066,480
              California Bay Area Rapid Transit
              Grant-A, AMBAC,
              4.75%, 06/15/2003
   1,485,000  Los Angeles Unified School                               1,549,612
              District, California Certificates
              of Participation Series B, MBIA,
              5.00%, 10/01/2003
   1,000,000  Fontana Public Financing                                 1,021,490
              Authority, California Tax
              Allocation Revenue, North Fontana
              Redevelopment Project Series A,
              FSA, 5.25%, 09/01/2020
                                                                  --------------
Total Insured (Cost $10,491,223)                                      10,642,719
                                                                  --------------
================================================================================
TAX SUPPORTED:                                                            34.10%
--------------------------------------------------------------------------------
State General Obligations: 8.06%
   2,055,000  California State,                                        2,158,140
              7.00%, 08/01/2002
   1,000,000  California State,                                        1,031,260
              5.00%, 12/01/2002
   1,370,000  Illinois State Series 1,                                 1,410,922
              5.25%, 12/01/2002
                                                                  --------------
Total State General Obligations
(Cost $4,525,163)                                                      4,600,322
                                                                  --------------

*See Note 1, page 27 in Notes to Financial Statements.


                           Schedule of Investments--Municipal Bond Portfolios 37

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
Local General Obligations: 8.41%
   1,015,000  San Bernardino County, California                    $   1,027,261
              Tax & Revenue Anticipation Notes,
              5.50%, 09/28/2001
   1,000,000  Contra Costa County, California                          1,011,350
              Tax & Revenue Anticipation Notes
              Series A, 5.25%, 10/01/2001
   2,730,000  Sacramento County, California Tax                        2,762,214
              & Revenue Anticipation Notes,
              5.25%, 10/04/2001
                                                                   -------------
Total Local General Obligations
(Cost $4,763,075)                                                      4,800,825
                                                                   -------------
Tax Lease: 10.32%
   1,650,000  Michigan State Building Authority                        1,724,629
              Revenue, Facilities Program
              Series I, 5.25%, 10/15/2003
     825,000  Puerto Rico Urban Renewal &                                836,179
              Housing Corp.,
              7.875%, 10/01/2004
   2,625,000  Solano County, California                                2,676,004
              Certificates of Participation,
              Justice Facility & Public
              Building Project, 5.875%, 10/01/2005
     640,000  ABAG Finance Corp., California                             657,440
              Certificates of Participation,
              6.90%, 04/01/2012
                                                                   -------------
Total Tax Lease (Cost $5,835,955)                                      5,894,252
                                                                   -------------
Special Tax: 5.55%
     270,000  Virgin Islands Public Financing                            272,536
              Authority Revenue, Gross Receipts
              Tax Loan Notes Series A,
              5.25%, 10/01/2001
     200,000  Tustin Unified School District,                            203,026
              California Community Facilities
              District 97-1, Bond Anticipation
              Notes, 6.10%, 09/01/2002
   2,580,000  Los Angeles County Public Works                          2,691,301
              Financing Authority, California
              Revenue, Regional Park & Open
              Space District A,
              6.00%, 10/01/2002
                                                                   -------------
Total Special Tax (Cost $3,108,948)                                    3,166,863
                                                                   -------------
Miscellaneous Tax: 1.76%
   1,000,000  Puerto Rico Municipal Finance                            1,005,440
              Agency Series B,
              5.00%, 08/01/2001
                                                                   -------------
Total Miscellaneous Tax (Cost $1,001,813)                              1,005,440
                                                                   -------------
Total Tax Supported (Cost $19,234,954)                                19,467,702
                                                                   -------------
================================================================================
REVENUE:                                                                   9.24%
--------------------------------------------------------------------------------
Health Care Revenue: 0.24%
     135,000  ABAG Finance Authority for                                 139,544
              Nonprofit Corp., California
              Revenue, San Diego Hospital
              Associates Series A,
              6.00%, 08/15/2004
                                                                   -------------
Total Health Care Revenue (Cost $139,102)                                139,544
                                                                   -------------
Water/Sewer Revenue: 4.79%
   2,630,000  Los Angeles Department of Water &                        2,732,991
              Power, California Waterworks
              Revenue, Second Issue,
              6.40%, 11/01/2031
                                                                   -------------
Total Water/Sewer Revenue (Cost $2,793,689)                            2,732,991
                                                                   -------------
Miscellaneous Revenue: 2.66%
   1,501,797  Koch Fixed Rate Trust, Various                           1,516,980
              States Class A1,
              4.70%, 10/06/2003
                                                                   -------------
Total Miscellaneous Revenue (Cost $1,501,797)                          1,516,980
                                                                   -------------
Industrial Development/Pollution
Control Revenue: 1.55%
     885,000  Riverside County Public Financing                          885,973
              Authority, California
              Certificates of Participation,
              5.00%, 05/15/2001
                                                                   -------------
Total Industrial Development/Pollution
Control Revenue (Cost $885,642)                                          885,973
                                                                   -------------
Total Revenue (Cost $5,320,230)                                        5,275,488
                                                                   -------------
================================================================================
ASSET-BACKED SECURITIES:                                                   2.87%
--------------------------------------------------------------------------------
Housing: 2.87%
     730,000  California Rural Home Mortgage                             733,468
              Finance Authority, Rural Lease
              Pass Through Obligation Revenue
              Series A, MBIA,
              4.45%, 08/01/2001
     890,000  San Jose, California Multifamily                           906,385
              Housing Revenue, El Parador
              Apartments Project Series C,
              4.90%, 01/01/2016
                                                                   -------------
Total Housing (Cost $1,620,430)                                        1,639,853
                                                                   -------------
Total Asset-Backed Securities
(Cost $1,620,430)                                                      1,639,853
                                                                   -------------


38 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $56,634,738)                 100.26%        $57,236,646
(Note B, below)
Cash and Other Assets, Less Liabilities               (0.26)           (145,840)
                                                     ------         -----------
Net Assets (Equivalent to $12.64
per share based on 4,516,591
shares of capital stock outstanding)                 100.00%        $57,090,806
                                                     ======         ===========
--------------------------------------------------------------------------------
(A)   Explanation of abbreviations:
      Insured-bond abbreviations:
      AMBAC-AMBAC Indemnity Corporation
      FGIC-Financial Guaranty Insurance Company
      FSA-Financial Security Assurance, Inc.
      MBIA-Municipal Bond Investors Assurance Corporation
(B) At March 31, 2001, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                          New York Municipal Portfolio
                           March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
================================================================================
TAX EXEMPT VARIABLE-RATE DEMAND NOTES:                                     4.00%
--------------------------------------------------------------------------------
     165,000  New York State Job Development                      $      165,000
              Authority, State Guaranteed
              Series A-1-A-13, Daily Floater,
              Putable Daily,
              3.20%, 03/01/2002
   2,500,000  California Infrastructure &                              2,500,000
              Economic Development Bank
              Revenue, Independent Systems
              Operating Corp. Project Series C,
              Daily Floater, Putable Daily,
              MBIA, 5.25%, 04/01/2009
     300,000  New York City Subseries E3, Daily                          300,000
              Floater, 2.00%, 08/01/2023
   1,130,000  Long Island Power Authority, New                         1,130,000
              York Electric System Revenue,
              Series 6, Daily Floater, Putable
              Daily, 3.25%, 05/01/2033
                                                                  --------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $4,095,000)                                                      4,095,000
                                                                  --------------
================================================================================
U.S. GOVERNMENT AGENCIES:                                                  2.99%
--------------------------------------------------------------------------------
   1,000,000  Federal Home Loan Bank                                   1,029,108
              Series 6F02,
              6.75%, 08/15/2002
   2,000,000  Federal Home Loan Bank                                   2,027,500
              Series 180,
              5.375%, 01/05/2004
                                                                  --------------
Total U.S. Government Agencies
(Cost $3,004,292)                                                      3,056,608
                                                                  --------------
================================================================================
PREREFUNDED/ESCROWED:                                                     27.88%
--------------------------------------------------------------------------------
   1,000,000  New York City Series B, AMBAC,                           1,023,150
              8.25%, 06/01/2017,
              Prerefunded 06/01/2001 @101.50
   1,000,000  New York City Series A,                                  1,032,200
              7.75%, 08/15/2016,
              Prerefunded 08/15/2001 @101.50
   2,190,000  New York State Municipal Bond                            2,270,373
              Bank, Special Program Revenue,
              City of Rochester Series A,
              6.75%, 03/15/2011,
              Prerefunded 9/15/2001 @102
   2,000,000  New York State Thruway Authority                         2,079,660
              General Revenue Series A,
              5.75%, 01/01/2012,
              Prerefunded 01/01/2002 @102

*See Note 1, page 27 in Notes to Financial Statements.


                           Schedule of Investments--Municipal Bond Portfolios 39

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
   2,000,000  New York State Power Authority                       $   2,090,580
              Series Z, 6.50%, 01/01/2019,
              Prerefunded 01/01/2002 @102
   1,000,000  New York State Thruway Authority,                        1,041,630
              Local Highway & Bridge Service
              Contract Revenue,
              6.25%, 04/01/2007,
              Prerefunded 04/01/2002 @101
   5,485,000  New York State Thruway Authority,                        5,719,978
              Local Highway & Bridge Service
              Contract Revenue,
              6.375%, 04/01/2012,
              Prerefunded 04/01/2002 @101
   2,700,000  New York State Local Government                          2,854,980
              Assistance Corp. Series A,
              6.875%, 04/01/2019,
              Prerefunded 04/01/2002 @102
   3,200,000  New York City Municipal Water                            3,359,104
              Finance Authority Revenue
              Series B, 6.50%, 06/15/2020,
              Prerefunded 06/15/2002 @101
   1,550,000  MTA, New York Commuter Facilities                        1,639,559
              Revenue Series B, MBIA,
              6.25%, 07/01/2022,
              Prerefunded 07/01/2002 @102
   1,500,000  MTA, New York Transit Facilities                         1,588,935
              Revenue Series J, FGIC,
              6.375%, 07/01/2010,
              Prerefunded 07/01/2002 @102
   1,590,000  MTA, New York Transit Facilities                         1,681,409
              Revenue Series K,
              6.625%, 07/01/2014,
              Prerefunded 07/01/2002 @101.50
   2,000,000  New York State Housing Finance                           2,129,280
              Agency Service Contract Revenue
              Series C, 6.30%, 03/15/2022,
              Prerefunded 09/15/2002 @102
                                                                   -------------
Total Prerefunded/Escrowed (Cost $28,164,908)                         28,510,838
                                                                   -------------
================================================================================
INSURED:                                                                  33.98%
--------------------------------------------------------------------------------
   1,650,000  Dansville New York Central School                        1,656,930
              District, New York, FSA,
              5.375%, 06/15/2001
   3,250,000  Nassau County, New York Series C,                        3,296,995
              FSA, 5.125%, 01/01/2002
   1,550,000  Chateaugay New York Central                              1,566,538
              School District, FSA,
              4.20%, 06/15/2002
   2,395,000  MTA, New York Transit Facilities                         2,442,301
              Revenue Series M, AMBAC,
              4.90%, 07/01/2002
   1,650,000  Port Authority of New York & New                         1,687,884
              Jersey, Consolidated 119th
              Series, FGIC, 5.00%, 09/15/2002
   1,300,000  Suffolk County, New York Public                          1,332,292
              Improvement Series B, FGIC,
              5.00%, 10/01/2002
   1,260,000  Port Authority New York & New                            1,299,879
              Jersey Consolidated 120th Series,
              MBIA, 5.50%, 10/15/2002
   2,320,000  Rochester, New York Series B,                            2,347,376
              MBIA, 4.00%, 02/15/2003
   1,440,000  Chateaugay New York Central                              1,465,963
              School District, FSA,
              4.20%, 06/15/2003
   1,825,000  Prattsburgh New York Central                             1,859,821
              School District, AMBAC,
              4.25%, 06/15/2003
   4,250,000  New York State Dormitory                                 4,400,960
              Authority Revenue, City
              University Series A, AMBAC,
              5.00%, 07/01/2003
   1,060,000  New York State Dormitory                                 1,180,342
              Authority Revenue, City
              University Series D, FGIC,
              8.75%, 07/01/2003
   1,865,000  Port Authority New York & New                            1,932,699
              Jersey Consolidated 119th Series,
              FGIC, 5.00%, 09/15/2003
   1,000,000  New York City Series K, AMBAC,                           1,124,040
              8.00%, 04/01/2004
   1,000,000  Port Authority of New York & New                         1,072,370
              Jersey, Consolidated 72nd Series,
              AMBAC, 7.40%, 10/01/2012
   1,260,000  MTA, New York Transit Authority                          1,368,058
              Certificates of Participation
              Series A, AMBAC,
              5.625%, 01/01/2013
   1,000,000  New York State Dormitory                                 1,092,140
              Authority, City University
              System-Consolidated 3rd
              Generation Series 1, FSA,
              5.75%, 07/01/2013
   1,000,000  New York City Series B, MBIA-IBC,                        1,095,270
              5.75%, 08/01/2014
   1,390,000  New York State Urban Development                         1,510,847
              Corp. Revenue, Correctional
              Facilities Service Contract
              Series D, FSA, 5.75%, 01/01/2015
   1,000,000  New York State Energy Research &                         1,012,600
              Development Authority, Con Edison
              Facilities, AMBAC, 6.75%, 01/15/2027
                                                                   -------------
Total Insured (Cost $34,353,543)                                      34,745,305
                                                                   -------------


40 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report

================================================================================
Principal Amount                  Description                       Market Value
================================================================================
TAX SUPPORTED:                                                            23.31%
--------------------------------------------------------------------------------
Local General Obligations: 2.66%
   1,160,000  New York City Series G,                              $   1,167,030
              5.00%, 08/01/2001
   1,510,000  Hempstead Town, New York Series A,                       1,552,219
              5.00%, 12/15/2002
                                                                   -------------
Total Local General Obligations
(Cost $2,690,968)                                                      2,719,249
                                                                   -------------
Tax Lease: 14.26%
   1,400,000  New York State Dormitory                                 1,400,000
              Authority, Community Enhancement
              Facilities Series B,
              4.375%, 04/01/2001
   1,820,000  New York State Urban Development                         1,820,000
              Corp. Community Enhancement
              Facilities Series A,
              4.50%, 04/01/2001
   1,500,000  New York State Dormitory                                 1,500,000
              Authority, Service Contract
              Series C, 5.15%, 04/01/2001
   1,000,000  New York State Certificates of                           1,007,320
              Participation, 5.00%, 09/01/2001
   2,000,000  New York State Dormitory                                 2,075,200
              Authority Revenue, State
              University Educational Facilities
              1998, 5.25%, 05/15/2003
   1,875,000  New York State Dormitory                                 1,938,300
              Authority Revenue, City
              University System-Consolidated
              Series B, 5.00%, 07/01/2003
   2,925,000  New York State Certificates of                           2,977,211
              Participation, 4.25%, 09/01/2003
     800,000  Puerto Rico Urban Renewal &                                810,840
              Housing Corp.,
              7.875%, 10/01/2004
   1,000,000  New York State Dormitory                                 1,053,320
              Authority Lease Revenue, Court
              Facilities Westchester County,
              AMBAC, Surety, 5.25%, 08/01/2013
                                                                   -------------
Total Tax Lease (Cost $14,512,639)                                    14,582,191
                                                                   -------------
Special Tax: 4.78%
   1,050,000  New York City Transitional                               1,062,128
              Finance Authority Revenue Future
              Tax Secured Series B,
              4.00%, 02/01/2003
   3,640,000  MAC New York City Series J,                              3,827,751
              5.75%, 07/01/2003
                                                                   -------------
Total Special Tax (Cost $4,782,069)                                    4,889,879
                                                                   -------------
Miscellaneous Tax: 1.61%
   1,630,000  Puerto Rico Municipal Finance                            1,638,867
              Agency Series B,
              5.00%, 08/01/2001
                                                                   -------------
Total Miscellaneous Tax (Cost $1,632,187)                              1,638,867
                                                                   -------------
Total Tax Supported (Cost $23,617,863)                                23,830,186
                                                                   -------------
================================================================================
REVENUE:                                                                   9.84%
--------------------------------------------------------------------------------
Electric Revenue: 2.35%
   2,400,000  Long Island Power Authority, New                         2,400,000
              York, Electric System General
              Revenue, 4.25%, 04/01/2001
                                                                   -------------
Total Electric Revenue (Cost $2,400,029)                               2,400,000
                                                                   -------------
Tobacco Revenue: 2.86%
     840,000  New York Tobacco Trust I, Tobacco                          857,791
              Settlement Pass Through Bonds
              Series A, 5.25%, 06/01/2003
     360,000  Monroe Tobacco Asset                                       371,301
              Securitization Corp., New York
              Tobacco Settlement Revenue,
              5.75%, 06/01/2003
   1,230,000  TSASC, Inc. New York Series 1,                           1,230,467
              Tobacco Flexible Amortization
              Bonds, 4.50%, 07/15/2004
     460,000  Nassau County, New York, Tobacco                           465,750
              Settlement Corp., Series A,
              4.90%, 07/15/2007
                                                                   -------------
Total Tobacco Revenue (Cost $2,899,132)                                2,925,309
                                                                   -------------
Water/Sewer Revenue: 4.35%
   1,300,000  New York State Environmental                             1,309,971
              Facilities Corp. Pooled Loan,
              Pollution Control Revenue State
              Water Revolving Fund Series 90-A,
              7.30%, 06/15/2001
   3,070,000  New York State Environmental                             3,140,457
              Facilities Corp. Pollution
              Control Revenue, State Revolving
              Fund, New York City Municipal
              Water Finance Authority
              Series 90-A, 7.50%, 06/15/2012
                                                                   -------------
Total Water/Sewer Revenue (Cost $4,435,837)                            4,450,428
                                                                   -------------
Miscellaneous Revenue: 0.28%
     280,000  New York Convention Center                                 285,300
              Operating Corp., New York
              Certificates of Participation,
              Yale Building Acquisition Project,
              6.50%, 12/01/2004
                                                                   -------------
Total Miscellaneous Revenue (Cost $279,326)                              285,300
                                                                   -------------
Total Revenue (Cost $10,014,324)                                      10,061,037
                                                                   -------------


                           Schedule of Investments--Municipal Bond Portfolios 41

================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $103,249,930)               102.00%         $104,298,974
(Note B, below)
Cash and Other Assets, Less Liabilities              (2.00)           (2,047,224
                                                    ------          ------------
Net Assets (Equivalent to $12.48
per share based on 8,194,776
shares of capital stock outstanding)                100.00%         $102,251,750
                                                    ======          ============
--------------------------------------------------------------------------------
(A)   Explanation of abbreviations:
      Insured-bond abbreviations:
      AMBAC-AMBAC Indemnity Corporation
      FGIC-Financial Guaranty Insurance Company
      FSA-Financial Security Assurance, Inc.
      MBIA-Municipal Bond Investors Assurance Corporation
(B) At March 31, 2001, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements


42 Sanford C. Bernstein Fund, Inc.--2001 Semiannual Report
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